                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5954

                       The Charles Schwab Family of Funds
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California    94104
       -------------------------------------------------------------------
         (Address of principal executive offices)              (Zip code)

                                 Evelyn Dilsaver
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2005

ITEM 1: REPORT(s) TO SHAREHOLDERS.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND(TM)

SCHWAB INVESTOR MONEY FUND(TM)
(formerly Schwab Retirement Money Fund(R))


      ANNUAL REPORT
      December 31, 2005


                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

   Management's Discussion .................................................   2

   Performance and Fund Facts ..............................................   5

   Fund Expenses ...........................................................   6

   Financial Statements
     Schwab Retirement Advantage Money Fund(TM) ..............   7
     Schwab Investor Money Fund(TM) ..........................  16

   Financial Notes .........................................................  25

   Investment Advisory Agreement Approval ..................................  29

   Trustees and Officers ...................................................  32

   Glossary ................................................................  36

   Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

   Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I founded Schwab over thirty years ago to be a home for serious investors. That mission continues to guide us today as we constantly innovate on behalf of our clients. By continuing to provide the highest quality products and services-- at a great price--we remain true to our heritage.

I take particular pride in the Schwab Funds. Founded over 15 years ago, they have grown to include more than 50 funds with over $140 billion in assets as of this report date. With a variety of investment strategies, Schwab Funds provide a range of innovative investment choices that can serve as a foundation for your asset allocation plan.

Schwab Funds is managed by Charles Schwab Investment Management, Inc., which currently ranks as one of the largest investment managers in the country. Our portfolio managers share a passion for market analysis and use some of the most sophisticated financial models available. I am proud of their depth of experience, which reflects an average tenure of more than 15 years in the investment industry. Furthermore, I am impressed with the commitment that our managers bring to the stewardship of the funds, for you, their shareholders.

We strive every day to warrant the trust you have placed in us; that will never change. Thank you for investing with us.

Sincerely,

/s/ Charles R. Schwab

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

MANAGEMENT'S DISCUSSION for the year ended December 31, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the annual report for your Schwab money fund for the year ended December 31, 2005. Although the period was marked by volatility, our money funds provided competitive yields as well as safety and stability.

I would like to take this opportunity to remind you that Schwab Funds offers a range of position-traded money funds that are available with a variety of minimums and investment strategies to meet your needs. These funds and share classes are available beginning with a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) and include both taxable and, for clients who are tax sensitive, tax-free investment strategies. To make these products even more convenient, we've recently reduced the subsequent investment minimum requirement from $5,000 to $500 on several of our Value Advantage Investments.

We continue to develop and manage Schwab Funds to help you achieve your goals and to provide an uncomplicated way to build a well-diversified portfolio. During the report period covered by this book, Schwab Funds launched seven new funds across varying investment styles and strategies.

In closing, I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.


2 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

[PHOTO OF LINDA KLINGMAN]

LINDA KLINGMAN, a vice president of the investment adviser and senior portfolio manager, has overall responsibility for the management of the funds. She joined the firm in 1990 and has managed money market funds since 1988.

[PHOTO OF MIKE NEITZKE]

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the funds. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial industry as a portfolio manager.

THE INVESTMENT ENVIRONMENT AND THE FUND

Despite having witnessed a turbulent year in the news, the markets remained in a steady growth mode and ended the one-year report period with positive results. Oil prices hit highs never seen before and the Federal Reserve continued to raise short-term interest rates to curb inflationary pressures, raising the rates eight consecutive times in the one-year report period and bringing the benchmark rate up to 4.25%. The moves had a limited impact on overall economic growth, due primarily to the low level of rates from which the increases began.

Regardless of the concerns of high energy prices, which remained a significant headwind for economic performance throughout the period, corporate earnings remained strong throughout the year. Additionally, with the unemployment rate hovering around 5% and GDP growth around 3.5%, job and income growth remained positive and investors remained optimistic. Productivity gains and more restrictive monetary policy kept a lid on core inflation. The productivity gains, coupled with foreign investors buying large amounts of U.S. government securities, helped to contain increases in long-term interest rates. These conditions caused the dollar to rally, which took pressure off the price of imported goods.

The big news for the past two quarters was the impact of Hurricanes Katrina and Rita. The devastation caused by these storms was particularly heavy with respect to the energy infrastructures in the South. Oil prices rose sharply in the aftermath of the hurricanes, with crude oil peaking above $71 per barrel in early September, although softening oil demand and quick action by the federal government to release Strategic Petroleum Reserves led to a subsequent decline off that peak. During the fourth quarter, oil had dropped to as low as $58 a barrel, but then rebounded back to $64 as of the end of the period. While the full economic effect of the hurricanes remains unknown, the damage appears to be limited to the regions in the hurricanes' path and to the energy infrastructures in those areas.

Another significant event that happened during the report period was the appointment of Ben Bernanke to succeed Alan Greenspan as Chairman of the Federal Reserve Board. Although he had not yet been confirmed


         Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund 3

MANAGEMENT'S DISCUSSION continued

into office as of the end of the report period, Bernanke's experience on the Federal Open Market Committee and his expertise in monetary economics has eased the concerns of the markets and caused investors to expect a smooth transition.

AS NOTED ABOVE, THE FED CONTINUED IN ITS TIGHTENING CYCLE THROUGHOUT THE YEAR, RAISING SHORT-TERM INTEREST RATES 0.25% AT EACH OF ITS EIGHT MEETINGS. At the end of the one-year report period, the benchmark rate was up to 4.25%. Over the course of 2005, as the Fed continued raising its benchmark rate, the yield curve continued to flatten and briefly inverted towards the end of the December. Nonetheless, higher Fed Funds rates succeeded in moving money fund yields higher, making them a more attractive investment vehicle.

In this market environment, our strategy was to position the funds for a continued rise in interest rates. To accomplish this, we maintained and continued to add to our position of variable-rate securities. The interest rates on these types of securities reset frequently, allowing us the opportunity to capture a rise in market rates. To further take advantage of the rising-rate environment, we maintained our weighted average maturity (WAM) relatively short, at around 40 days. Keeping the WAM short provided flexibility to adapt and respond to the changes in interest rates. This is a similar strategy to our peers, as shortening the WAM enabled money funds to more quickly reinvest at higher rates.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


4 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

PERFORMANCE AND FUND FACTS as of 12/31/05

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

                                         RETIREMENT ADVANTAGE
                                              MONEY FUND             INVESTOR MONEY FUND
TICKER SYMBOL                                   SWIXX                       SWRXX
----------------------------------------------------------------------------------------
SEVEN-DAY YIELD                                 3.83% 1                      3.64%
----------------------------------------------------------------------------------------
SEVEN-DAY YIELD-NO WAIVER                       3.67% 2                       n/a
----------------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD                       3.90% 1                      3.71%
----------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

                                 RETIREMENT ADVANTAGE
                                      MONEY FUND               INVESTOR MONEY FUND
----------------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY               46 days                      48 days
----------------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS %
of portfolio                          100% Tier 1                  100% Tier 1
----------------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3            $25,000          $1 Retirement Plan Participants
                                                             $2,500 Other Investors
----------------------------------------------------------------------------------------

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

3 Please see prospectus for further detail and eligibility requirements.


         Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund 5

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2005 and held through December 31,2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                            ENDING
                                                        BEGINNING        ACCOUNT VALUE           EXPENSES
                                  EXPENSE RATIO 1     ACCOUNT VALUE    (Net of Expenses)    PAID DURING PERIOD 2
                                   (Annualized)         at 7/1/05         at 12/31/05         7/1/05-12/31/05
----------------------------------------------------------------------------------------------------------------
SCHWAB RETIREMENT
ADVANTAGE MONEY FUND(TM)

 Actual Return                         0.49%             $1,000           $1,016.70               $2.49
 Hypothetical 5% Return                0.49%             $1,000           $1,022.74               $2.50
----------------------------------------------------------------------------------------------------------------
SCHWAB INVESTOR MONEY FUND(TM)

 Actual Return                         0.68%             $1,000           $1,015.70               $3.45
 Hypothetical 5% Return                0.68%             $1,000           $1,021.78               $3.47

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.


6 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

SCHWAB RETIREMENT ADVANTAGE MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                             1/1/05-    1/1/04-    1/1/03-    1/1/02-    1/1/01-
                                            12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00       1.00      1.00       1.00        1.00
                                            --------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.03       0.01      0.01       0.01        0.04
                                            --------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income        (0.03)     (0.01)    (0.01)     (0.01)      (0.04)
                                            --------------------------------------------------------------------------
Net asset value at end of period               1.00       1.00      1.00       1.00        1.00
                                            --------------------------------------------------------------------------
Total return (%)                               2.81       0.95      0.74       1.48        3.96

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                       0.49       0.49      0.50       0.50        0.50
  Gross operating expenses                     0.63       0.63      0.63       0.63        0.66
  Net investment income                        2.75       0.94      0.75       1.46        3.83
Net assets, end of period ($ x 1,000,000)       571        680       766        907         797


                                                          See financial notes. 7

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS as of December 31, 2005

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities.

* Asset-backed security

+ Credit-enhanced security

o Illiquid and/or restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                            COST         VALUE
HOLDINGS BY CATEGORY                                      ($x1,000)    ($x1,000)
--------------------------------------------------------------------------------
 67.1%  FIXED-RATE
        OBLIGATIONS                                         382,833      382,833

 17.2%  VARIABLE-RATE
        OBLIGATIONS                                          98,405       98,405

 14.1%  OTHER INVESTMENTS                                    80,547       80,547
--------------------------------------------------------------------------------
 98.4%  TOTAL INVESTMENTS                                   561,785      561,785

  1.6%  OTHER ASSETS AND
        LIABILITIES                                                        9,275
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       571,060

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      FIXED-RATE OBLIGATIONS 67.1% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 47.6%
      --------------------------------------------------------------------------
      ALLIANCE & LEICESTER, PLC, SECTION 4(2) / 144A
      4.32%, 02/21/06                                         3,000        2,982
      3.95%, 03/14/06                                         1,500        1,488

    * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
      4.35%, 02/22/06                                         1,739        1,728
      4.35%, 02/23/06                                         1,000          994
      4.37%, 02/28/06                                         1,000          993

   *+ AMSTERDAM FUNDING CORP., SECTION 4(2) / 144A
      4.29%, 01/09/06                                         6,000        5,994

    + ANZ (DELAWARE), INC.
      4.30%, 04/17/06                                         2,000        1,975

    + ANZ NATIONAL BANK (INT'L)  LTD.
      4.01%, 02/23/06                                         5,000        4,971

   *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) / 144A
      4.28%, 04/10/06                                         2,000        1,977

   *+ ASAP FUNDING LTD., SECTION 4(2) / 144A
      4.31%, 02/02/06                                         1,000          996
      4.46%, 03/07/06                                         1,000          992

   *+ ATLANTIC ASSET SECURITIZATION CORP., SECTION 4(2) / 144A
      4.18%, 01/04/06                                         1,000        1,000

    * ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
      4.23%, 01/17/06                                         9,000        8,983
      4.12%, 01/19/06                                         5,000        4,990

      BANK OF AMERICA CORP.
      4.42%, 02/28/06                                         4,000        3,972

    + BARCLAYS U.S. FUNDING CORP.
      4.35%, 02/24/06                                         1,000          994

   *+ BARTON CAPITAL CORP., SECTION 4(2) / 144A
      4.29%, 01/09/06                                         2,000        1,998
      4.12%, 01/17/06                                         2,104        2,100

      BEAR STEARNS COMPANIES, INC.
      4.13%, 01/19/06                                         4,000        3,992

   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
      4.15%, 01/24/06                                         1,500        1,496

  *+o BLUE SPICE, L.L.C., SECTION 4(2) / 144A
      4.13%, 03/28/06                                         2,500        2,476

    * CC (USA), INC., SECTION 3C7 / 144A
      4.12%, 01/20/06                                         3,000        2,994


8 See financial notes.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND


      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
   *+ CHARIOT FUNDING, L.L.C., SECTION 4(2) / 144A
      4.28%, 01/06/06                                         1,500        1,499

    + CITIGROUP FUNDING, INC.
      4.27%, 01/12/06                                         5,000        4,994
      4.30%, 01/12/06                                         7,000        6,991
      4.44%, 03/17/06                                         1,000          991

   *+ CONCORD MINUTEMEN CAPITAL CO., SERIES A SECTION
      3C7 / 144A
      3.79%, 01/06/06                                         5,000        4,997

   *+ CROWN POINT CAPITAL CO., L.L.C. SECTION 3C7 / 144A
      3.82%, 01/18/06                                         1,000          998
      4.33%, 04/19/06                                         1,000          987

    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
      TRUST, SECTION 4(2) / 144A
      4.18%, 01/03/06                                         1,000        1,000
      4.05%, 01/04/06                                         2,000        1,999
      4.10%, 01/11/06                                         1,000          999
      4.11%, 01/11/06                                         2,500        2,497

    + DEXIA DELAWARE L.L.C.
      4.29%, 01/30/06                                         1,900        1,893

      DNB NOR BANK ASA
      4.57%, 06/01/06                                         3,000        2,944

    + DRESDNER U.S. FINANCE, INC.
      4.31%, 01/09/06                                         1,000          999

   *+ EIFFEL FUNDING, L.L.C., SECTION  4(2) / 144A
      4.49%, 03/28/06                                         1,000          989

   *+ FALCON ASSET SECURITIZATION CORP., SECTION
      4(2) / 144A
      4.12%, 01/17/06                                         5,000        4,991
      4.24%, 01/18/06                                         3,000        2,994

    * FIVE FINANCE INC., SECTION 3C7 / 144A
      4.04%, 01/03/06                                         1,000        1,000
      4.11%, 01/17/06                                         1,000          998

      FORENINGSSPARBANKEN AB (SWEDBANK)
      4.29%, 04/19/06                                         1,000          987
      4.54%, 05/30/06                                         5,000        4,908

    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
      4.09%, 01/13/06                                         3,000        2,996

      GENERAL ELECTRIC CAPITAL CORP.
      3.95%, 03/21/06                                         7,000        6,941
      3.95%, 03/22/06                                         6,000        5,948
      4.30%, 04/17/06                                         1,000          988
      4.52%, 05/23/06                                         1,000          983
      4.37%, 07/06/06                                         9,000        8,803
      4.62%, 08/03/06                                         2,000        1,947

      GENERAL ELECTRIC CAPITAL SERVICES
      4.51%, 05/15/06                                         2,000        1,967
      4.65%, 08/02/06                                         3,000        2,920
      4.66%, 08/11/06                                         1,000          972
      4.73%, 09/15/06                                         2,000        1,935

    + HBOS TREASURY SERVICES, PLC
      4.43%, 03/14/06                                         5,000        4,956

    + ING (U.S.) FUNDING, L.L.C.
      4.00%, 02/17/06                                         2,200        2,189

      IRISH LIFE & PERMANENT, PLC, SECTION 4(2) / 144A
      4.46%, 03/21/06                                         2,000        1,981

    + IXIS COMMERCIAL PAPER CORP., SECTION 4(2) / 144A
      4.26%, 02/16/06                                         1,000          995
      4.33%, 02/24/06                                         3,000        2,981

   *+ JUPITER SECURITIZATION CORP., SECTION 4(2) / 144A
      4.24%, 01/19/06                                         9,000        8,981

    * K2 (USA), L.L.C., SECTION 3C7 / 144A
      4.29%, 02/13/06                                         5,000        4,975

    + KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD., SECTION
      4(2) / 144A
      4.34%, 02/22/06                                         3,000        2,981

    * MANE FUNDING CORP., SECTION 4(2) / 144A
      4.14%, 01/19/06                                         7,000        6,986

   *+ MONT BLANC CAPITAL CORP., SECTION 4(2) / 144A
      4.24%, 01/19/06                                         3,000        2,994

   *+ NIEUW AMSTERDAM RECEIVABLES CORP., SECTION
      4(2) / 144A
      4.11%, 01/13/06                                         1,000          999
      4.12%, 01/13/06                                         1,149        1,147
      4.35%, 02/22/06                                         1,000          994

   *+ PARK AVENUE RECEIVABLES CORP. L.L.C., SECTION
      4(2) / 144A
      4.16%, 01/06/06                                         7,000        6,996

    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
      4.40%, 03/02/06                                         2,000        1,985

   *+ PICAROS FUNDING, L.L.C., SECTION 4(2) / 144A
      3.97%, 02/17/06                                         1,000          995

   *+ PREFERRED RECEIVABLES FUNDING CORP. SECTION
      4(2) / 144A
      3.97%, 02/10/06                                         2,000        1,991


                                                          See financial notes. 9

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDING continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
    + SAN PAOLO IMI  U.S. FINANCIAL CO.
      4.03%, 01/05/06                                         4,000        3,998

    + SANTANDER CENTRAL HISPANO FINANCE (DELAWARE), INC.
      4.00%, 02/24/06                                         4,000        3,976

   *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
      4.12%, 01/17/06                                         2,000        1,996
      4.14%, 01/20/06                                         3,000        2,994
      4.37%, 02/27/06                                         4,000        3,973
      4.40%, 03/02/06                                         3,000        2,978

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      4.09%, 01/12/06                                         2,110        2,107
      4.34%, 02/21/06                                         1,000          994
      4.47%, 05/08/06                                         8,000        7,877

      SKANDINAVISKA ENSKILDA BANKEN AB
      4.29%, 02/03/06                                         2,600        2,590
      4.03%, 03/02/06                                         3,000        2,980

    + SOCIETE GENERALE NORTH AMERICA, INC.
      4.30%, 02/06/06                                         1,300        1,294
      4.17%, 03/28/06                                         3,000        2,971

      SVENSKA HANDELSBANKEN, INC.
      4.60%, 06/15/06                                         4,670        4,574

   *+ THUNDER BAY FUNDING, L.L.C., SECTION 4(2) / 144A
      4.24%, 01/05/06                                         1,000        1,000
      4.14%, 01/20/06                                         1,000          998

   *+ TICONDEROGA FUNDING, LLC., SECTION 4(2) / 144A
      4.24%, 01/05/06                                         6,000        5,997

    + UBS FINANCE (DELAWARE), INC.
      3.88%, 01/12/06                                         1,025        1,024

      WESTPAC BANKING CORP., SECTION 4(2) / 144A
      4.63%, 06/13/06                                         7,000        6,856

    * WHISTLEJACKET CAPITAL, L.L.C. SECTION 3C7 / 144A
      4.15%, 02/03/06                                         2,600        2,590

    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
      4.10%, 01/06/06                                         2,612        2,611
      4.30%, 04/18/06                                         1,000          987

   *+ YORKTOWN CAPITAL, L.L.C., SECTION 4(2) / 144A
      4.29%, 01/09/06                                         2,204        2,202
                                                                     -----------
                                                                         271,833
      CERTIFICATES OF DEPOSIT 19.5%
      --------------------------------------------------------------------------
      AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.
      4.24%, 04/07/06                                         4,000        4,000

      BANCA INTESA
      4.22%, 01/24/06                                         6,000        6,000

      BANK OF TOKYO-MITSUBISHI, LTD.
      4.43%, 03/07/06                                         2,000        2,000

      BARCLAYS BANK PLC
      4.18%, 01/04/06                                         9,000        9,000
      4.16%, 01/05/06                                         3,000        3,000

      BNP PARIBAS
      4.60%, 06/20/06                                         6,000        6,000

      CANADIAN IMPERIAL BANK OF COMMERCE
      4.03%, 03/27/06                                         7,000        7,000

      CREDIT SUISSE
      4.25%, 01/03/06                                         3,000        3,000

      DEPFA BANK, PLC
      4.12%, 01/19/06                                         5,000        5,000

      DEUTSCHE BANK, AG
      4.62%, 10/26/06                                         5,000        5,000

      DRESDNER BANK AG
      4.30%, 01/10/06                                         3,000        3,000

    + HBOS TREASURY SERVICES, PLC
      4.30%, 04/19/06                                         3,000        3,000

      ING BANK N.V.
      4.46%, 05/08/06                                         3,000        3,000

      LANDESBANK BADEN-WURTTEMBERG
      4.58%, 06/12/06                                         2,000        2,000

      LANDESBANK HESSEN-THURINGEN GIROZENTRALE
      4.53%, 05/30/06                                         1,000        1,000

      MIZUHO CORP. BANK, LTD.
      4.28%, 02/10/06                                         4,000        4,000

      NORDEA BANK FINLAND, PLC
      4.46%, 05/08/06                                         1,000        1,000

      ROYAL BANK OF SCOTLAND, PLC
      4.29%, 02/01/06                                         7,000        7,000
      4.41%, 05/05/06                                         1,000        1,000

      TORONTO DOMINION BANK
      4.64%, 06/28/06                                         4,000        4,000

      U.S. BANK, N.A.
      4.15%, 01/25/06                                         4,000        4,000

      UBS, AG
      3.97%, 02/01/06                                         3,000        3,000

      UNICREDITO ITALIANO SPA
      3.78%, 01/17/06                                         9,000        9,000


10 See financial notes.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      WASHINGTON MUTUAL BANK, FA
      4.30%, 01/17/06                                         4,000        4,000

      WELLS FARGO BANK, N.A.
      4.29%, 01/10/06                                        12,000       12,000
                                                                     -----------
                                                                         111,000

      VARIABLE-RATE OBLIGATIONS 17.2% of net assets

      BARCLAYS BANK, PLC
      4.23%, 01/03/06                                         1,000        1,000

    + BMC SPECIAL CARE FACILITIES FINANCING AUTHORITY OF
       THE CITY OF MONTGOMERY, ALABAMA
      Taxable RB (Montgomery Baptist
      Outreach Services Corp. Project)
      Series 1997A
      4.39%, 01/07/06                                         7,810        7,810
      Taxable RB (Montgomery Baptist
      Outreach Services Corp. Project)
      Series 1997B
      4.39%, 01/07/06                                         1,895        1,895

      BNP PARIBAS
      4.25%, 01/04/06                                         8,000        7,998
      4.30%, 01/10/06                                         5,000        4,999

    * CC (USA), INC., SECTION 3C7 / 144A
      4.34%, 01/23/06                                         5,286        5,286

    + CITY OF NEW BRITAIN, CONNECTICUT
      GO Series 2000C
      4.39%, 01/07/06                                         3,500        3,500

      CREDIT SUISSE
      4.32%, 01/11/06                                         5,000        5,000

    * DORADA FINANCE, INC., SECTION 3C7 / 144A
      4.32%, 01/17/06                                         3,000        3,000

    * FIVE FINANCE INC., SECTION 3C7 / 144A
      4.33%, 01/17/06                                         1,000        1,000

    * LIBERTY LIGHTHOUSE U.S. CAPITAL CO. L.L.C., SECTION
      4(2) / 144A
      4.34%, 01/30/06                                         3,000        3,000

   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
      4.35%, 01/17/06                                         6,000        6,000

    + LOANSTAR ASSETS PARTNERS II, L.P.
      4.46%, 01/07/06                                         5,000        5,000

    + MARTINEZ, CALIFORNIA
      M/F Housing Revenue Refunding
      Bond (Muirwood Garden
      Apartments) Series 2003A-T
      4.40%, 01/07/06                                         2,800        2,800

    + NEW YORK CITY IDA
      Taxable Industrial Revenue Refunding
      Bond (Allway Tools, Inc.
      Project) Series 1997
      4.44%, 01/07/06                                           155          155

      NORDDEUTSCHE LANDESBANK GIROZENTRALE
      4.32%, 01/17/06                                         4,000        4,000

      NORDEA BANK FINLAND, PLC
      4.30%, 01/17/06                                        10,000        9,999

    + PALM SPRINGS, CALIFORNIA
      COP (Downtown Parking Project) Series 2002A
      4.38%, 01/07/06                                         8,000        8,000

      ROYAL BANK OF SCOTLAND, PLC
      4.26%, 01/03/06                                         3,000        3,000

    * SIGMA FINANCE, INC., SECTION 3C7 / 144A
      4.33%, 01/17/06                                         3,000        3,000
      4.30%, 11/06/06                                         1,000        1,000

    o THE GOLDMAN SACHS GROUP, INC.
      4.40%, 01/13/06                                         4,000        4,000

   *+ WACHOVIA ASSET SECURITIZATION, INC.,  / 144A
      Series 2004-HMIA Class A
      4.37%, 01/25/06                                         1,963        1,963

    * WHISTLEJACKET CAPITAL, L.L.C., SECTION 3C7 / 144A
      4.33%, 01/20/06                                         2,000        2,000

    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
      4.32%, 01/12/06                                         3,000        3,000
                                                                     -----------
                                                                          98,405

                                                    MATURITY AMOUNT
      SECURITY                                       ($ x 1,000)
      OTHER INVESTMENTS 14.1% of net assets

      REPURCHASE AGREEMENTS 14.1%
      --------------------------------------------------------------------------
      CREDIT SUISSE FIRST BOSTON
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $1,580
      4.26%, issued 12/30/05,
      due 01/03/06                                            1,547        1,547


                                                         See financial notes. 11

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

                                                    MATURITY AMOUNT     VALUE
      SECURITY                                        ($ x 1,000)    ($ x 1,000)
      MORGAN STANLEY & CO. INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $80,926
      4.28%, issued 01/03/06,
      due 01/03/06                                           79,038       79,000
                                                                     -----------
                                                                          80,547

END OF INVESTMENTS.

      ISSUER                                                                  COST/
      RATE, ACQUISITION DATE,                                 FACE AMOUNT     VALUE
      MATURITY DATE                                           ($ x 1,000)  ($ x 1,000)
AT DECEMBER 31, 2005 PORTFOLIO HOLDINGS INCLUDED ILLIQUID
AND/OR RESTRICTED SECURITIES AS FOLLOWS:

      BLUE SPICE, L.L.C. SECTION 4(2) / 144A
      4.13%, 09/27/05, 03/28/06                                     2,500        2,476

      THE GOLDMAN SACHS GROUP, INC.
      4.40%, 07/18/05, 01/13/06                                     4,000        4,000


12 See financial notes.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of December 31, 2005. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at value                                                 $481,238 a
Repurchase agreements at value                                          80,547 a
Receivables:
   Fund shares sold                                                      8,978
   Interest                                                              1,020
Prepaid expenses                                                   +        18
                                                                   -----------
TOTAL ASSETS                                                           571,801

LIABILITIES
------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                    606
   Dividends to shareholders                                                67
   Investment adviser and administrator fees                                10
   Transfer agent and shareholder service fees                              10
   Trustees' fees                                                            8
Accrued expenses                                                   +        40
                                                                   -----------
TOTAL LIABILITIES                                                          741

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                           571,801
TOTAL LIABILITIES                                                  -       741
                                                                   -----------
NET ASSETS                                                            $571,060

NET ASSETS BY SOURCE
Capital received from investors                                       $571,060

NET ASSET VALUE (NAV)
                   SHARES
NET ASSETS    /    OUTSTANDING    =    NAV
$571,060           571,118             $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost of the fund's securities was $561,785. Includes restricted and/or illiquid securities worth $6,476 or 1.1% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $196,515 or 34.4% of the fund's total net assets.

  FEDERAL TAX DATA
  ------------------------------------------
  COST BASIS OF PORTFOLIO           $561,785


                                                         See financial notes. 13

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

Statement of
OPERATIONS
For January 1, 2005 through December 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Interest                                                               $20,777

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                                2,437 a
Transfer agent and shareholder service fees                              1,411 b
Trustees' fees                                                              25 c
Custodian and portfolio accounting fees                                     72
Professional fees                                                           28
Registration fees                                                           55
Other expenses                                                      +       10
                                                                    ----------
Total expenses                                                           4,038
Expense reduction                                                   -      896 d
                                                                    ----------
NET EXPENSES                                                             3,142

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 20,777
NET EXPENSES                                                        -    3,142
                                                                    ----------
NET INVESTMENT INCOME                                                   17,635
                                                                    ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $17,635

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.17% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses through April 29, 2006, to 0.49% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.


14 See financial notes.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
------------------------------------------------------------------------------
                                          1/1/05-12/31/05     1/1/04-12/31/04
Net investment income                             $17,635              $6,778
                                          ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS             17,635               6,778

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income               17,635               6,778 a

TRANSACTIONS IN FUND SHARES b
------------------------------------------------------------------------------
Shares sold                                       328,145             527,193
Shares reinvested                                  17,297               6,620
Shares redeemed                           +      (454,550)           (619,675)
                                          ------------------------------------
NET TRANSACTIONS IN FUND SHARES                  (109,108)            (85,862)

NET ASSETS
------------------------------------------------------------------------------
Beginning of period                               680,168             766,030
Total decrease                            +      (109,108)            (85,862) c
                                          ------------------------------------
END OF PERIOD                                    $571,060            $680,168

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions are:

  CURRENT YEAR
  Ordinary income                       $17,635
  Long-term capital gains                   $--

  PRIOR YEAR
  Ordinary income                        $6,778
  Long-term capital gains                   $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                         See financial notes. 15

SCHWAB INVESTOR MONEY FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                             1/1/05-    1/1/04-    1/1/03-    1/1/02-    1/1/01-
                                            12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
-------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        1.00        1.00      1.00       1.00        1.00
                                            -----------------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.03        0.01      0.01       0.01        0.04
                                            -----------------------------------------------------------------------
Less distributions:
  Dividends from net investment income       (0.03)      (0.01)    (0.01)     (0.01)      (0.04)
                                            -----------------------------------------------------------------------
Net asset value at end of period              1.00        1.00      1.00       1.00        1.00
                                            -----------------------------------------------------------------------
Total return (%)                              2.63        0.77      0.58       1.30        3.75

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                      0.67        0.66      0.66       0.68        0.70
  Gross operating expenses                    0.67        0.66      0.66       0.68        0.70
  Net investment income                       2.61        0.76      0.58       1.28        3.61
Net assets, end of period ($ x 1,000,000)      521         492       578        566         515


16 See financial notes.

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS as of December 31, 2005

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities.

* Asset-backed security

+ Credit-enhanced security

o Illiquid and/or restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                            COST         VALUE
HOLDINGS BY CATEGORY                                      ($x1,000)    ($x1,000)
--------------------------------------------------------------------------------
 70.7%  FIXED-RATE
        OBLIGATIONS                                         367,964      367,964

 14.4%  VARIABLE-RATE
        OBLIGATIONS                                          74,686       74,686

 14.9%  OTHER INVESTMENTS                                    77,464       77,464
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                                   520,114      520,114

  0.0%  OTHER ASSETS AND
        LIABILITIES                                                          933
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                      521,047

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      FIXED-RATE OBLIGATIONS 70.7% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 52.2%
      --------------------------------------------------------------------------
      ALLIANCE & LEICESTER, PLC, SECTION 4(2) / 144A
      3.95%, 03/14/06                                         1,500        1,488
      4.49%, 05/10/06                                         1,000          984

    * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
      4.35%, 02/22/06                                         5,000        4,969

   *+ AMSTERDAM FUNDING CORP., SECTION 4(2) / 144A
      4.24%, 01/04/06                                         2,000        1,999
      4.29%, 01/09/06                                         6,000        5,994

    + ANZ (DELAWARE), INC.
      4.30%, 04/17/06                                         3,000        2,963

    + ANZ NATIONAL BANK (INT'L) LTD.
      4.01%, 02/23/06                                         4,000        3,977

   *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) / 144A
      4.26%, 04/11/06                                         1,000          988
      4.66%, 06/23/06                                         1,000          978

   *+ ASAP FUNDING LTD., SECTION 4(2) / 144A
      4.20%, 01/06/06                                         1,000          999
      4.46%, 03/07/06                                         3,000        2,976

   *+ ATLANTIC ASSET SECURITIZATION CORP., SECTION
      4(2) / 144A
      4.30%, 01/06/06                                         3,000        2,998
      4.21%, 01/10/06                                         2,000        1,998

    * ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
      3.88%, 01/18/06                                         1,000          998
      4.01%, 03/01/06                                         7,000        6,955
      4.64%, 06/28/06                                         5,000        4,888

      BANK OF AMERICA CORP.
      4.42%, 02/27/06                                         7,000        6,951

      BANK OF IRELAND, SECTION 4(2) / 144A
      4.25%, 01/27/06                                         1,000          997

      BEAR STEARNS COMPANIES, INC.
      4.13%, 01/19/06                                         3,000        2,994

   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
      4.31%, 02/17/06                                         2,000        1,989
      4.00%, 03/01/06                                         1,000          994

  *+o BLUE SPICE, L.L.C., SECTION 4(2) / 144A
      4.18%, 01/03/06                                         2,000        2,000


                                                         See financial notes. 17

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
    + CBA (DELAWARE) FINANCE, INC.
      4.27%, 02/15/06                                         4,000        3,979
      4.32%, 02/21/06                                         1,000          994

    * CC (USA), INC., SECTION 3C7 / 144A
      4.12%, 01/20/06                                         4,000        3,991

   *+ CHARIOT FUNDING, L.L.C., SECTION 4(2) / 144A
      4.20%, 01/13/06                                         1,283        1,281
      4.25%, 01/25/06                                         1,000          997

    + CITIGROUP FUNDING, INC.
      4.33%, 01/24/06                                         5,000        4,986
      4.41%, 02/21/06                                         1,000          994
      4.44%, 03/13/06                                         1,000          991
      4.45%, 03/16/06                                        10,000        9,910
      4.44%, 03/17/06                                         1,000          991

   *+ CONCORD MINUTEMEN CAPITAL CO., SERIES A SECTION
      3C7 / 144A
      3.75%, 01/06/06                                         3,000        2,999
      4.25%, 04/07/06                                         1,000          989

   *+ CROWN POINT CAPITAL CO., L.L.C., SECTION 3C7 / 144A
      3.82%, 01/18/06                                         4,938        4,929

    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
      TRUST, SECTION 4(2) / 144A
      4.12%, 01/18/06                                         3,000        2,994
      4.49%, 03/28/06                                         6,000        5,936

    + DEXIA DELAWARE L.L.C.
      4.43%, 03/14/06                                         2,000        1,983

      DNB NOR BANK ASA
      4.33%, 02/08/06                                         5,200        5,176

    * DORADA FINANCE, INC., SECTION 3C7 / 144A
      4.12%, 01/20/06                                         2,000        1,996

    + DRESDNER U.S. FINANCE, INC.
      4.42%, 02/21/06                                         1,000          994

   *+ EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
      4.49%, 03/28/06                                         2,000        1,979

   *+ FAIRWAY FINANCE CO., L.L.C., SECTION 4(2) / 144A
      4.23%, 01/03/06                                         3,000        2,999
      4.35%, 02/21/06                                         1,850        1,839

    * FIVE FINANCE INC., SECTION 3C7 / 144A
      4.11%, 01/17/06                                         1,000          998
      4.31%, 04/19/06                                         1,000          987

      FORENINGSSPARBANKEN (SWEDBANK)
      4.29%, 02/03/06                                         1,000          996
      4.29%, 04/19/06                                         1,000          987
      4.54%, 05/30/06                                         2,000        1,963

      GENERAL ELECTRIC CAPITAL CORP.
      3.99%, 03/02/06                                         2,000        1,987
      4.29%, 04/03/06                                         7,293        7,215
      4.40%, 04/06/06                                         4,000        3,954
      4.30%, 04/17/06                                         2,000        1,975
      4.46%, 05/03/06                                         1,000          985
      4.46%, 05/11/06                                         2,000        1,969
      4.37%, 07/06/06                                         3,000        2,934

      GENERAL ELECTRIC CAPITAL SERVICES
      4.51%, 05/15/06                                         3,000        2,951
      4.69%, 09/01/06                                         3,000        2,908
      4.70%, 09/12/06                                         3,000        2,904

   *+ GRAMPIAN FUNDING, L.L.C., SECTION 4(2) / 144A
      4.46%, 03/22/06                                         3,000        2,971
      4.29%, 04/11/06                                         1,000          988

      IRISH LIFE & PERMANENT, PLC, SECTION 4(2) / 144A
      4.12%, 01/18/06                                         1,000          998
      4.22%, 01/31/06                                         1,000          997

    + IXIS COMMERCIAL PAPER CORP., SECTION 4(2) / 144A
      4.60%, 06/16/06                                         2,500        2,448

   *+ JUPITER SECURITIZATION CORP., SECTION 4(2) / 144A
      4.19%, 01/11/06                                         8,000        7,991

    * K2 (USA), L.L.C., SECTION 3C7 / 144A
      4.35%, 02/17/06                                         4,000        3,978
      4.13%, 03/27/06                                         1,000          990

    + KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD., SECTION
      4(2) / 144A
      4.34%, 02/22/06                                         2,500        2,485

   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
      4.37%, 02/27/06                                         1,000          993

    * MANE FUNDING CORP., SECTION 4(2) / 144A
      4.14%, 01/19/06                                         5,000        4,990
      4.32%, 02/17/06                                         2,000        1,989

   *+ MONT BLANC CAPITAL CORP., SECTION 4(2) / 144A
      4.21%, 01/13/06                                         2,000        1,997
      4.24%, 01/19/06                                         1,145        1,143

      MORGAN STANLEY
      4.29%, 04/12/06                                         3,000        2,965
      4.32%, 04/17/06                                         1,000          988

   *+ NIEUW AMSTERDAM RECEIVABLES CORP., SECTION
      4 (2) / 144A
      3.79%, 01/12/06                                           583          582
      4.45%, 03/13/06                                         2,000        1,983


18 See financial notes.

SCHWAB INVESTOR MONEY FUND

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
    + NORDEA NORTH AMERICA, INC.
      4.16%, 03/31/06                                         1,500        1,485

      NORTHERN ROCK PLC
      4.41%, 03/07/06                                         2,000        1,984

   *+ OLD LINE FUNDING, L.L.C., SECTION 4(2) / 144A
      4.28%, 01/03/06                                         1,979        1,979
      4.24%, 01/04/06                                         3,000        2,999

   *+ PARK AVENUE RECEIVABLES CORP. L.L.C., SECTION
      4(2) / 144A
      4.16%, 01/06/06                                         1,393        1,392
      4.23%, 01/19/06                                         4,500        4,491

    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
      4.29%, 01/09/06                                         2,000        1,998
      4.30%, 02/07/06                                         1,000          996

   *+ PICAROS FUNDING, L.L.C., SECTION 4(2) 144A
      4.54%, 05/22/06                                         2,000        1,965

   *+ PREFERRED RECEIVABLES FUNDING CORP. SECTION
      4(2) / 144A
      3.97%, 02/10/06                                         2,000        1,991

    + SAN PAOLO IMI U.S. FINANCIAL CO.
      4.03%, 01/05/06                                         2,000        1,999

    + SANTANDER CENTRAL HISPANO FINANCE (DELAWARE), INC.
      4.00%, 02/24/06                                         3,000        2,982

   *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
      4.14%, 01/20/06                                         5,000        4,989
      4.26%, 01/25/06                                         1,000          997
      4.37%, 02/27/06                                         4,000        3,973
      4.46%, 03/15/06                                         1,000          991

   *+ SHEFFIELD RECEIVABLES CORP., SECTION 4(2) 144A
      4.19%, 01/09/06                                         1,000          999

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      4.17%, 01/05/06                                         5,000        4,998
      3.88%, 01/12/06                                         1,000          999
      4.22%, 02/03/06                                         1,000          996
      4.45%, 03/30/06                                         1,440        1,425
      4.47%, 05/08/06                                         1,000          985

      SKANDINAVISKA ENSKILDA BANKEN AB
      4.17%, 01/05/06                                         1,700        1,699

    + SOCIETE GENERALE NORTH AMERICA, INC.
      4.15%, 03/28/06                                         2,000        1,981

   *+ THUNDER BAY FUNDING, L.L.C., SECTION 4(2) / 144A
      4.24%, 01/05/06                                         4,110        4,108

    + WESTPAC BANKING CORP., SECTION 4(2) / 144A
      4.38%, 03/02/06                                         5,000        4,964
      4.62%, 06/16/06                                         2,000        1,958

    * WHISTLEJACKET CAPITAL, L.L.C. SECTION 3C7 / 144A
      4.15%, 02/03/06                                         1,000          996

    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
      4.28%, 04/10/06                                         3,500        3,460

   *+ WINDMILL FUNDING CORP., SECTION 4(2) / 144A
      4.32%, 02/02/06                                         2,000        1,992
                                                                     -----------
                                                                         271,964
      CERTIFICATES OF DEPOSIT 17.9%
      --------------------------------------------------------------------------
      AMERICAN EXPRESS BANK FSB
      4.44%, 03/14/06                                         1,000        1,000

      AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.
      4.24%, 04/07/06                                         2,000        2,000

      BANK OF TOKYO-MITSUBISHI, LTD.
      4.44%, 03/09/06                                         4,000        4,000

      BARCLAYS BANK PLC
      4.18%, 01/04/06                                         5,000        5,000
      4.20%, 01/11/06                                         1,000        1,000

      BNP PARIBAS
      4.03%, 03/27/06                                         5,000        5,000

      CREDIT AGRICOLE S.A.
      4.63%, 06/22/06                                         2,000        2,000

      CREDIT SUISSE
      4.25%, 01/26/06                                         1,000        1,000

      DEPFA BANK, PLC
      4.12%, 01/19/06                                         4,000        4,000

      DEUTSCHE BANK, AG
      4.62%, 10/26/06                                         3,000        3,000

      DRESDNER BANK AG
      4.25%, 01/26/06                                         3,000        3,000

      FORTIS BANK
      4.18%, 04/03/06                                         2,000        2,000

    + HBOS TREASURY SERVICES, PLC
      4.38%, 03/10/06                                         3,000        3,000
      4.30%, 04/19/06                                         2,000        2,000

      MIZUHO CORP. BANK, LTD.
      4.28%, 02/10/06                                         4,000        4,000

      NORDEA BANK FINLAND, PLC
      4.49%, 05/15/06                                         4,000        4,000


                                                         See financial notes. 19

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      ROYAL BANK OF CANADA
      4.01%, 02/28/06                                         2,000        2,000

      SAN PAOLO IMI SPA
      4.36%, 03/01/06                                         7,000        7,000

      SUNTRUST BANK, INC.
      4.20%, 02/03/06                                         1,000        1,000

      TORONTO DOMINION BANK
      4.46%, 03/27/06                                         7,000        7,000

      UBS, AG
      3.97%, 02/01/06                                         5,000        5,000

      UNICREDITO ITALIANO SPA
      3.78%, 01/17/06                                         6,000        6,000
      4.29%, 04/18/06                                         1,000        1,000

      WASHINGTON MUTUAL BANK, FA
      4.30%, 01/17/06                                         4,000        4,000

      WELLS FARGO BANK, N.A.
      4.29%, 01/10/06                                         9,000        9,000

      WILMINGTON TRUST COMPANY
      4.24%, 04/05/06                                         5,000        5,000
                                                                     -----------
                                                                          93,000
      BANK NOTES 0.6%
      --------------------------------------------------------------------------
      BANK OF AMERICA, N.A.
      4.19%, 01/11/06                                         3,000        3,000

      VARIABLE-RATE OBLIGATIONS 14.4% of net assets

      BARCLAYS BANK, PLC
      4.30%, 01/10/06                                         3,000        2,999
      4.31%, 01/23/06                                         1,000        1,000

      BNP PARIBAS
      4.30%, 01/10/06                                         5,000        4,999
      4.31%, 01/17/06                                         1,000        1,000

    + CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
      Solid Waste Disposable RB (Burr
      Properties Project) Series 1998B
      4.38%, 01/07/06                                         1,760        1,760

    * CC (USA), INC., SECTION 3C7 / 144A
      4.34%, 01/23/06                                         4,000        4,000

    + COLUMBUS, GEORGIA DEVELOPMENT AUTHORITY
      Taxable RB (Jay Leasing, Inc.
      Project) Series 1997
      4.41%, 01/07/06                                         1,735        1,735

      CREDIT SUISSE
      4.32%, 01/11/06                                         7,000        7,000

    + EAGLE COUNTY, COLORADO TAXABLE HOUSING FACILITIES
      RB (BC Housing, L.L.C. Project)
      Series 1997B
      4.39%, 01/07/06                                         1,500        1,500

   *+ LEXINGTON PARKER CAPITAL CO., L.L.C., SECTION
      4(2) / 144A
      4.24%, 01/03/06                                         2,000        2,000
      4.34%, 01/09/06                                         4,000        4,000

    * LIBERTY LIGHTHOUSE U.S. CAPITAL CO. L.L.C., SECTION
      4(2) / 144A
      4.29%, 01/09/06                                         1,000        1,000
      4.34%, 01/30/06                                         2,000        2,000

    + LP PINEWOODS SPV
      4.40%, 01/07/06                                        15,000       15,000

      NORDDEUTSCHE LANDESBANK GIROZENTRALE
      4.32%, 01/17/06                                         2,000        2,000

      NORDEA BANK FINLAND, PLC
      4.34%, 01/17/06                                         3,000        3,000

      ROYAL BANK OF SCOTLAND, PLC
      4.32%, 01/27/06                                         3,000        2,999
      4.33%, 01/30/06                                         6,000        5,999

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      4.33%, 01/17/06                                         3,000        3,000

    o THE GOLDMAN SACHS GROUP, INC.
      4.40%, 01/13/06                                         3,000        3,000

    + VILLAGE OF STURTEVANT, WISCONSIN
      IDRB (Andis Co. Project) Series
      1996 B
      4.47%, 01/07/06                                           695          695

    * WHISTLEJACKET CAPITAL, L.L.C., SECTION 3C7 / 144A
      4.33%, 01/17/06                                         1,000        1,000
      4.33%, 01/20/06                                         1,000        1,000

    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
      4.32%, 01/12/06                                         2,000        2,000
                                                                     -----------
                                                                          74,686


20 See financial notes.

SCHWAB INVESTOR MONEY FUND

                                                    MATURITY AMOUNT     VALUE
      SECURITY                                        ($ x 1,000)    ($ x 1,000)
      OTHER INVESTMENTS 14.9% of net assets

      REPURCHASE AGREEMENTS 14.9%
      --------------------------------------------------------------------------
      CREDIT SUISSE FIRST BOSTON
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $1,496
      4.26%, issued 12/30/05,
      due 01/03/06                                            1,465        1,464

      MORGAN STANLEY & CO. INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $65,578
      4.28%, issued 12/30/05,
      due 01/03/06                                           64,030       64,000

      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $12,243
      4.35%, issued 12/27/05,
      due 01/03/06                                            5,004        5,000

      4.24%, issued 10/11/05,
      due 01/06/06                                            6,061        6,000

      4.29%, issued 12/12/05,
      due 01/06/06                                            1,003        1,000
                                                                     -----------
                                                                          77,464

END OF INVESTMENTS.

      ISSUER                                                                  COST/
      RATE, ACQUISITION DATE,                                 FACE AMOUNT     VALUE
      MATURITY DATE                                           ($ x 1,000)  ($ x 1,000)
AT 12/31/05, PORTFOLIO HOLDINGS INCLUDED ILLIQUID AND/OR
RESTRICTED SECURITIES AS FOLLOWS:

      BLUE SPICE, L.L.C. SECTION 4(2) / 144A
      4.18%, 11/03/05, 01/03/06                                     2,000        2,000

      THE GOLDMAN SACHS GROUP, INC.
      4.40%, 07/18/05, 01/13/06                                     3,000        3,000



                                                         See financial notes. 21

SCHWAB INVESTOR MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of December 31, 2005. All numbers x 1,000 except NAV.

ASSETS
-----------------------------------------------------------------------------
Investments, at value                                                $442,650 a
Repurchase agreements at value                                         77,464 a
Receivables:
   Fund shares sold                                                     2,398
   Interest                                                               926
Prepaid expenses                                                  +        15
                                                                  -----------
TOTAL ASSETS                                                          523,453

LIABILITIES
-----------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                 2,290
   Dividends to shareholders                                               25
   Investment adviser and administrator fees                               16
   Transfer agent and shareholder service fees                             11
   Trustees' fees                                                           7
Accrued expenses                                                  +        57
                                                                  -----------
TOTAL LIABILITIES                                                       2,406

NET ASSETS
-----------------------------------------------------------------------------
TOTAL ASSETS                                                          523,453
TOTAL LIABILITIES                                                 -     2,406
                                                                  -----------
NET ASSETS                                                           $521,047

NET ASSETS BY SOURCE
Capital received from investors                                      $521,047

NET ASSET VALUE (NAV)
                   SHARES
NET ASSETS    /    OUTSTANDING    =    NAV
$521,047           521,105             $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost of the fund's securities was $520,114. Includes restricted and/or illiquid securities worth $5,000, or 1.0% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $192,270 or 36.9% of the fund's total net assets.

  FEDERAL TAX DATA
  ------------------------------------------
  COST BASIS OF PORTFOLIO           $520,114


22 See financial notes.

SCHWAB INVESTOR MONEY FUND

Statement of
OPERATIONS
For January 1, 2005 through December 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Interest                                                               $16,687

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                                1,931 a
Transfer agent and shareholder service fees                              1,270 b
Trustees' fees                                                              26 c
Custodian and portfolio accounting fees                                     60
Professional fees                                                           28
Registration fees                                                           79
Shareholder reports                                                         24
Other expenses                                                      +       11
                                                                    ----------
TOTAL EXPENSES                                                           3,429

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 16,687
TOTAL EXPENSES                                                      -    3,429
                                                                    ----------
NET INVESTMENT INCOME                                                   13,258
                                                                    ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $13,258

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.


                                                         See financial notes. 23

SCHWAB INVESTOR MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
------------------------------------------------------------------------------
                                          1/1/05-12/31/05     1/1/04-12/31/04
Net investment income                             $13,258              $4,155
                                          ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS             13,258               4,155

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income               13,258               4,155 a

TRANSACTIONS IN FUND SHARES b
------------------------------------------------------------------------------
Shares sold                                       335,633             321,230
Shares reinvested                                  13,137               4,104
Shares redeemed                           +      (320,068)           (410,657)
                                          ------------------------------------
NET TRANSACTIONS IN FUND SHARES                    28,702             (85,323)

NET ASSETS
------------------------------------------------------------------------------
Beginning of period                               492,345             577,668
Total increase or decrease                +        28,702             (85,323) c
                                          ------------------------------------
END OF PERIOD                                    $521,047            $492,345

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions are:

  CURRENT YEAR
  Ordinary income                      $13,258
  Long-term capital gains                  $--

  PRIOR YEAR
  Ordinary income                       $4,155
  Long-term capital gains                  $--


b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


24 See financial notes.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND AND SCHWAB INVESTOR MONEY FUND

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS OFFER ONE SHARE CLASS. For these funds, shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the sections earlier in this report. However, there are certain other fund operations and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Massachusetts Municipal Money Fund
   SCHWAB RETIREMENT ADVANTAGE MONEY FUND
   SCHWAB INVESTOR MONEY FUND
   Schwab Advisor Cash Reserves
   Schwab Cash Reserves

SCHWAB RETIREMENT ADVANTAGE MONEY FUND AND SCHWAB INVESTOR MONEY FUND

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other Schwab Funds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trust to which the funds belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing for any funds during the period.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND AND SCHWAB INVESTOR MONEY FUND

INTEREST INCOME is recorded as it accrues. If a fund buys a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity using the effective interest rate method. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund (two of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Funds") at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, California
February 14, 2006

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

INTERIM APPROVAL, MAY 2005. At the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement on an interim basis through September 30, 2005. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

  NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' investors are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported interim renewal of the Agreement.

  FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the funds supported interim renewal of the Agreement.

  FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported interim renewal of the Agreement.

  PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported interim renewal of the Agreement.

  ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the interim continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

SUBSEQUENT CONTINUATION, AUGUST 2005. At the August 31, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the continuation of the Agreement through June 30, 2006. This approval extended the interim approval of the Agreement by the Board, which had taken place on May 24, 2005 and is discussed above. In connection with the approval of the Agreement, the Board considered additional information provided by CSIM in response to the Board's requests at the May 24, 2005 meeting, as well as reconsidered the information provided and factors considered at prior meetings including. The Board concluded that the information provided at the meeting supported continuation of the Agreement. In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME AND YEAR OF BIRTH       TRUSTEE SINCE                     MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER           2000 (all trusts).                Chairman, JDN Corp. Advisory LLC (real estate). Until 2001: Special
1960                                                           Advisor to the President, Stanford University. From 1996-2001: Vice
                                                               President of Business Affairs, Chief Financial Officer,
                                                               Stanford University.

                                                               Ms. Byerwalter is on the Boards of Stanford University, America
                                                               First Cos. (venture capital/fund management), Redwood Trust, Inc.
                                                               (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                               (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                               Children's Hospital, Pacific Life Insurance Company (insurance),
                                                               Laudus Trust and Laudus Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex. 2

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex.

INDEPENDENT TRUSTEES continued

NAME AND YEAR OF BIRTH       TRUSTEE SINCE                     MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD            Family of Funds, 1989;            Chief Executive Officer, Dorward & Associates (corporate management,
1931                         Investments, 1991;                marketing and communications consulting). Until 1999: Executive Vice
                             Capital Trust, 1993;              President, Managing Director, Grey Advertising. Until 1996:
                             Annuity Portfolios, 1994.         President, Chief Executive Officer, Allen & Dorward Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER            2000 (all trusts).                Dean Emeritus of the Haas School of Business, University of
1941                                                           California, Berkeley. Until 2/04, Co-Chief Executive Officer, Aphton
                                                               Corporation (bio-pharmaceuticals). Prior to 8/98, Dean of the Haas
                                                               School of Business, University of California, Berkeley (higher education).

                                                               Mr. Hasler is on the Boards of Aphton Corporation
                                                               (bio-pharmaceuticals), Mission West Properties (commercial real estate), Stratex Networks (network equipment), TOUSA (home building),
                                                               Genitope Corp. (biopharmaceuticals), Laudus Trust and Laudus Variable
                                                               Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex. 3 Non-Executive
                                                               Chairman, Solectron Corporation (manufacturing).

------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES             Family of Funds, 1989;            Chairman, Chief Executive Officer, Director, Semloh Financial, Inc.
1931                         Investments, 1991;                (international financial services and investment advisory firm).
                             Capital Trust, 1993;
                             Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH              2000 (all trusts).                Since 1990, Chairman and Chief Executive Officer and founder of
950                                                            Smith Graham & Co. (investment advisors).

                                                               Mr. Smith is on the Board of Cooper Industries (electrical products, tools and hardware); Chairman, Texas Southern University Foundation;
                                                               Executive Committee and Board Member, MD Anderson Cancer
                                                               Center; Chairman of the audit committee of Northern Border Partners,
                                                               M.L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS           Family of Funds, 1989;            Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
1938                         Investments, 1991;                Chairman, Chief Executive Officer, North American Trust (real estate
                             Capital Trust, 1993;              investment trust).
                             Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY            Family of Funds, 1989;            Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate
1943                         Investments, 1991;                investment and management, and other investments).
                             Capital Trust, 1993;
                             Annuity Portfolios, 1994.

3 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex.

INTERESTED TRUSTEES

                             TRUST POSITION(S);
NAME AND YEAR OF BIRTH       TRUSTEE SINCE                     MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 4          Chairman, Trustee:                Chairman, Chief Executive Officer and Director, The Charles Schwab
1937                         Family of Funds, 1989;            Corporation, Charles Schwab & Co., Inc.; Chairman and Director,
                             Investments, 1991;                Charles Schwab Investment Management, Inc., Charles Schwab Bank,
                             Capital Trust, 1993;              N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings
                             Annuity Portfolios, 1994.         Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer
                                                               and Director, Schwab Holdings, Inc.; Director, U.S. Trust Company,
                                                               N.A., U.S. Trust Corporation, United States Trust Company of New
                                                               York. Until 5/03, Co-Chief Executive Officer, The Charles Schwab
                                                               Corporation. Trustee, Charles and Helen Schwab Foundation; Chairman,
                                                               All Kinds of Minds Institute (education), Trustee, Stanford
                                                               University; Chairman and Director, Charles Schwab Foundation;
                                                               Chairman of the Finance Committee, San Francisco Museum of Modern
                                                               Art.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 4            Trustee, 2005                     Executive Vice President and President, Asset Management Products &
1954                         (all trusts).                     Services, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset
                                                               Management (Ireland) Limited. From 9/02 to 7/04, President and Chief
                                                               Executive Officer, Charles Schwab Investment Management, Inc. and
                                                               Executive Vice President, Charles Schwab & Co., Inc. Prior to 9/02,
                                                               President and Chief Investment Officer, American Century Investment
                                                               Management; Director, American Century Companies, Inc. Until 6/01,
                                                               Chief Investment Officer, Fixed Income, American Century Companies,
                                                               Inc.

OFFICERS OF THE TRUST


NAME AND YEAR OF BIRTH       TRUST OFFICE(S) HELD              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER              President, Chief                  Executive Vice President, President, Director, Charles Schwab
1955                         Executive Officer                 Investment Management, Inc. Vice President, Laudus Trust and
                             (all trusts).                     Laudus Variable Insurance Trust. Until 7/04: Senior Vice President,
                                                               Asset Management Products & Services Enterprise. Until 6/03:
                                                               Executive Vice President, Chief Financial Officer, Chief
                                                               Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD              Senior Vice President,            Senior Vice President, Chief Investment Officer, Director, Charles
1955                         Chief Investment                  Schwab Investment Management, Inc.; Chief Investment Officer, The
                             Officer (all trusts).             Charles Schwab Trust Co.

4 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of the Charles Schwab Corporation.

OFFICERS OF THE TRUST continued

NAME AND YEAR OF BIRTH        TRUST OFFICE(S) HELD              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS                Senior Vice President,            Senior Vice President and Chief Investment Officer, Fixed Income,
1959                          Chief Investment                  Charles Schwab Investment Management, Inc. Until 6/04: Vice
                              Officer (all trusts).             President and Senior Portfolio Manager, Charles Schwab Investment
                                                                Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER              Senior Vice President,            Senior Vice President, Chief Investment Officer, Equities, Charles
1963                          Chief Investment                  Schwab Investment Management, Inc.; Vice President, Chief Investment
                              Officer (all trusts).             Officer, Laudus Trust and Laudus Variable Insurance Trust. Until
                                                                5/04: Vice President and Senior Portfolio Manager, Charles Schwab
                                                                Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE              Chief Compliance                  Senior Vice President, Institutional Compliance and Chief Compliance
1960                          Officer (all trusts).             Officer, Charles Schwab Investment Management, Inc.; Chief
                                                                Compliance Officer, Laudus Trust and Laudus Variable Insurance
                                                                Trust. Until 9/03: Vice President, Charles Schwab & Co., Inc. and
                                                                Charles Schwab Investment Management, Inc. Until 2002: Vice
                                                                President, Internal Audit, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON                Secretary (all trusts).           Senior Vice President, Chief Counsel and Corporate Secretary,
1961                                                            Charles Schwab Investment Management, Inc.; Senior Vice President
                                                                and Deputy General Counsel, Charles Schwab & Co., Inc. Prior to
                                                                6/98, Branch Chief in Enforcement at U.S. Securities and Exchange
                                                                Commission in San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA                Treasurer, Principal              Senior Vice President and Chief Financial Officer, Charles Schwab
1964                          Financial Officer                 Investment Management, Inc.; Director, Charles Schwab Asset
                              (all trusts).                     Management (Ireland) Limited. From 12/99 to 11/04, Senior Vice
                                                                President, Financial Reporting, Charles Schwab & Co., Inc.

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor's, Fitch, Inc. and Moody's Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES   Adjustable convertible extendable security
BAN    Bond anticipation note
COP    Certificate of participation
GAN    Grant anticipation note
GO     General obligation
HDA    Housing Development Authority
HFA    Housing Finance Agency
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDRB   Industrial Development Revenue Bond
M/F    Multi-family
RAN    Revenue anticipation note
RB     Revenue bond
S/F    Single-family
TAN    Tax anticipation note
TECP   Tax-exempt commercial paper
TRAN   Tax and revenue anticipation note
VRD    Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate
 Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR13860-09

SCHWAB MONEY MARKET FUND(TM)

      ANNUAL REPORT
      December 31, 2005


                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

   Management's Discussion .................................................   2

   Performance and Fund Facts ..............................................   5

   Fund Expenses ...........................................................   6

   Financial Statements ....................................................   7

   Financial Notes .........................................................  21

   Investment Advisory Agreement Approval ..................................  25

   Trustees and Officers ...................................................  28

   Glossary ................................................................  32

   Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

   Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I founded Schwab over thirty years ago to be a home for serious investors. That mission continues to guide us today as we constantly innovate on behalf of our clients. By continuing to provide the highest quality products and services--at a great price--we remain true to our heritage.

I take particular pride in the Schwab Funds. Founded over 15 years ago, they have grown to include more than 50 funds with over $140 billion in assets as of this report date. With a variety of investment strategies, Schwab Funds provide a range of innovative investment choices that can serve as a foundation for your asset allocation plan.

Schwab Funds is managed by Charles Schwab Investment Management, Inc., which currently ranks as one of the largest investment managers in the country. Our portfolio managers share a passion for market analysis and use some of the most sophisticated financial models available. I am proud of their depth of experience, which reflects an average tenure of more than 15 years in the investment industry. Furthermore, I am impressed with the commitment that our managers bring to the stewardship of the funds, for you, their shareholders.

We strive every day to warrant the trust you have placed in us; that will never change. Thank you for investing with us.

Sincerely,

/s/ Charles R. Schwab

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

MANAGEMENT'S DISCUSSION for the year ended December 31, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the annual report for your Schwab money fund for the year ended December 31, 2005. Although the period was marked by volatility, our money funds provided competitive yields as well as safety and stability.

I would like to take this opportunity to remind you that Schwab Funds offers a range of position-traded money funds that are available with a variety of minimums and investment strategies to meet your needs. These funds and share classes are available beginning with a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) and include both taxable and, for clients who are tax sensitive, tax-free investment strategies. To make these products even more convenient, we've recently reduced the subsequent investment minimum requirement from $5,000 to $500 on several of our Value Advantage Investments.

We continue to develop and manage Schwab Funds to help you achieve your goals and to provide an uncomplicated way to build a well-diversified portfolio. During the report period covered by this book, Schwab Funds launched seven new funds across varying investment styles and strategies.

In closing, I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.


2 Schwab Money Market Fund

[PHOTO OF LINDA KLINGMAN]

LINDA KLINGMAN, a vice president of the investment adviser and senior portfolio manager, has overall responsibility for the management of the fund. She joined the firm in 1990 and has managed money market funds since 1988.

[PHOTO OF MIKE NEITZKE]

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the fund. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial services industry as a portfolio manager.

THE INVESTMENT ENVIRONMENT AND THE FUND

Despite having witnessed a turbulent year in the news, the markets remained in a steady growth mode and ended the one-year report period with positive results. Oil prices hit highs never seen before and the Federal Reserve continued to raise short-term interest rates to curb inflationary pressures, raising the rates eight consecutive times in the one-year report period and bringing the benchmark rate up to 4.25%. The moves had a limited impact on overall economic growth, due primarily to the low level of rates from which the increases began.

Regardless of the concerns of high energy prices, which remained a significant headwind for economic performance throughout the period, corporate earnings remained strong throughout the year. Additionally, with the unemployment rate hovering around 5% and GDP growth around 3.5%, job and income growth remained positive and investors remained optimistic. Productivity gains and more restrictive monetary policy kept a lid on core inflation. The productivity gains, coupled with foreign investors buying large amounts of U.S. government securities, helped to contain increases in long-term interest rates. These conditions caused the dollar to rally, which took pressure off the price of imported goods.

The big news for the past two quarters was the impact of Hurricanes Katrina and Rita. The devastation caused by these storms was particularly heavy with respect to the energy infrastructures in the South. Oil prices rose sharply in the aftermath of the hurricanes, with crude oil peaking above $71 per barrel in early September, although softening oil demand and quick action by the federal government to release Strategic Petroleum Reserves led to a subsequent decline off that peak. During the fourth quarter, oil had dropped to as low as $58 a barrel, but then rebounded back to $64 as of the end of the period. While the full economic effect of the hurricanes remains unknown, the damage appears to be limited to the regions in the hurricanes' path and to the energy infrastructures in those areas.

Another significant event that happened during the report period was the appointment of Ben Bernanke to succeed Alan Greenspan as Chairman of the Federal Reserve Board. Although he had not yet been confirmed


                                                      Schwab Money Market Fund 3

MANAGEMENT'S DISCUSSION continued

into office as of the end of the report period, Bernanke's experience on the Federal Open Market Committee and his expertise in monetary economics has eased the concerns of the markets and caused investors to expect a smooth transition.

AS NOTED ABOVE, THE FED CONTINUED IN ITS TIGHTENING CYCLE THROUGHOUT THE YEAR, RAISING SHORT-TERM INTEREST RATES 0.25% AT EACH OF ITS EIGHT MEETINGS. At the end of the one-year report period, the benchmark rate was up to 4.25%. Over the course of the 2005, as the Fed continued raising its benchmark rate, the yield curve continued to flatten and briefly inverted towards the end of the December. Nonetheless, higher Fed Funds rates succeeded in moving money fund yields higher, making them a more attractive investment vehicle.

In this market environment, our strategy was to position the fund for a continued rise in interest rates. To accomplish this, we maintained and continued to add to our position of variable-rate securities. The interest rates on these types of securities reset frequently, allowing us the opportunity to capture a rise in market rates. To further take advantage of the rising-rate environment, we maintained our weighted average maturity (WAM) relatively short, at around 40 days. Keeping the WAM short provided flexibility to adapt and respond to the changes in interest rates. This is a similar strategy to our peers, as shortening the WAM enabled money funds to more quickly reinvest at higher rates.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


4 Schwab Money Market Fund

PERFORMANCE AND FUND FACTS as of 12/31/05

Ticker Symbol: SWMXX

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

--------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                                                          3.58%
--------------------------------------------------------------------------------
SEVEN-DAY YIELD--NO WAIVER 2                                               3.54%
--------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD 1                                                3.65%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                              47 days
--------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                            100% Tier 1
--------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.


                                                      Schwab Money Market Fund 5

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2005 and held through December 31, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                       ENDING
                                                    BEGINNING       ACCOUNT VALUE           EXPENSES
                                EXPENSE RATIO 1   ACCOUNT VALUE   (Net of Expenses)   PAID DURING PERIOD 2
                                 (Annualized)       at 7/1/05        at 12/31/05         7/1/05-12/31/05
----------------------------------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND(TM)

 Actual Return                      0.74%             $1,000          $1,015.40              $3.76
 Hypothetical 5% Return             0.74%             $1,000          $1,021.48              $3.77

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.


6 Schwab Money Market Fund

SCHWAB MONEY MARKET FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                     1/1/05-       1/1/04-       1/1/03-       1/1/02-       1/1/01-
                                                     12/31/05-     12/31/04      12/31/03      12/31/02      12/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  1.00          1.00          1.00          1.00          1.00
                                                     -------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                0.03          0.01          0.01          0.01          0.04
                                                     -------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                (0.03)        (0.01)        (0.01)        (0.01)        (0.04)
                                                     -------------------------------------------------------------------------------
   Net asset value at end of period                     1.00          1.00          1.00          1.00          1.00
                                                     -------------------------------------------------------------------------------
Total return (%)                                        2.56          0.68          0.50          1.23          3.73

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net operating expenses                                  0.74          0.75          0.75          0.75          0.75
   Gross operating expenses                             0.78          0.78          0.78          0.78          0.79
   Net investment income                                2.52          0.67          0.50          1.22          3.63
Net assets, end of period ($ x 1,000,000)             42,552        44,023        49,079        51,063        49,116


                                                          See financial notes. 7

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS as of December 31, 2005

This section shows all the securities in the fund's portfolio and their value, as of the report date. The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities.

* Asset-backed security

+ Credit-enhanced security

o Illiquid and/or restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 68.4%  FIXED-RATE
        OBLIGATIONS                                  29,096,667       29,096,667

 17.7%  VARIABLE-RATE
        OBLIGATIONS                                   7,538,254        7,538,254

 13.7%  OTHER INVESTMENTS                             5,833,801        5,833,801
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                            42,468,722       42,468,722

  0.2%  OTHER ASSETS AND
        LIABILITIES                                                       83,688
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    42,552,410

     ISSUER                                         FACE AMOUNT         VALUE
     RATE, MATURITY DATE                            ($ x 1,000)      ($ x 1,000)
     FIXED-RATE OBLIGATIONS 68.4% of net assets

     COMMERCIAL PAPER & OTHER CORPORATE
     OBLIGATIONS 42.2%
     ---------------------------------------------------------------------------
     AB SPINTAB
     4.12%, 01/18/06                                     25,000           24,952
     4.40%, 03/03/06                                     10,000            9,926
     4.39%, 03/06/06                                     80,000           79,383

     ALLIANCE & LEICESTER, PLC, SECTION 4(2) / 144A
     4.12%, 01/20/06                                     35,000           34,925
     4.14%, 02/06/06                                     66,500           66,229
     3.95%, 03/14/06                                     95,000           94,265
     4.43%, 04/07/06                                     69,500           68,694

   * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
     4.07%, 01/09/06                                    100,000           99,911
     4.35%, 02/22/06                                     48,000           47,702
     4.48%, 03/22/06                                     63,000           62,380

  *+ AMSTERDAM FUNDING CORP., SECTION 4(2) / 144A
     4.27%, 01/04/06                                     50,000           49,982
     4.29%, 01/09/06                                     20,980           20,960

   + ANZ (DELAWARE), INC.
     4.30%, 04/17/06                                     49,000           48,393

   * ANZ NATIONAL BANK (INT'L) LTD.
     4.01%, 02/23/06                                     19,000           18,890

  *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) / 144A
     4.04%, 02/27/06                                     18,000           17,887
     4.47%, 05/12/06                                     10,000            9,841
     4.61%, 06/13/06                                     47,000           46,040
     4.65%, 06/16/06                                     50,000           48,951
     4.63%, 06/19/06                                     20,000           19,576
     4.64%, 06/19/06                                     23,000           22,510
     4.65%, 06/22/06                                     43,000           42,067
     4.66%, 06/23/06                                     24,000           23,475

  *+ ASAP FUNDING LTD., SECTION 4(2) / 144A
     4.04%, 01/04/06                                     15,000           14,995
     4.30%, 02/02/06                                     63,000           62,761
     4.30%, 02/03/06                                     90,000           89,649
     4.42%, 03/03/06                                      5,000            4,963
     4.46%, 03/07/06                                    110,000          109,124
     4.47%, 03/08/06                                     35,158           34,873

   * ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
     3.88%, 01/18/06                                    240,000          239,566
     4.12%, 01/19/06                                     77,929           77,770
     3.95%, 01/23/06                                     80,000           79,810


8 See financial notes.

SCHWAB MONEY MARKET FUND

     ISSUER                                         FACE AMOUNT         VALUE
     RATE, MATURITY DATE                            ($ x 1,000)      ($ x 1,000)
     4.16%, 01/26/06                                     30,000           29,914
     4.00%, 03/01/06                                     51,000           50,672
     4.01%, 03/01/06                                     24,026           23,871
     4.03%, 03/22/06                                    139,000          137,780
     4.03%, 03/23/06                                    150,000          148,667
     4.13%, 03/28/06                                     13,000           12,874
     4.51%, 05/15/06                                     43,000           42,293
     4.52%, 05/17/06                                    188,000          184,861
     4.63%, 06/19/06                                     20,000           19,576
     4.63%, 06/22/06                                     22,000           21,525

     BANK OF AMERICA CORP.
     4.25%, 02/10/06                                     54,000           53,748
     4.42%, 02/27/06                                     29,000           28,799
     4.42%, 02/28/06                                    110,000          109,224

     BANK OF IRELAND, SECTION 4(2) / 144A
     4.12%, 01/19/06                                    100,000           99,796
     4.19%, 03/13/06                                     62,000           61,496
     4.33%, 03/13/06                                    111,000          110,065
     4.57%, 05/23/06                                     10,000            9,823

   + BARCLAYS U.S. FUNDING CORP.
     4.28%, 02/10/06                                     30,000           29,859
     4.35%, 02/24/06                                      2,150            2,136

  *+ BARTON CAPITAL CORP., SECTION 4(2) / 144A
     4.30%, 01/12/06                                     17,000           16,978
     4.16%, 01/26/06                                     50,000           49,857

     BEAR STEARNS COMPANIES, INC.
     4.04%, 01/04/06                                    139,000          138,954
     4.04%, 01/06/06                                    110,000          109,939
     4.12%, 01/18/06                                     40,000           39,923
     4.31%, 04/21/06                                      3,000            2,961

  *+ BETA FINANCE, INC., SECTION 3C7 / 144A
     3.85%, 01/13/06                                     80,000           79,899
     4.28%, 02/09/06                                     40,000           39,817
     4.31%, 02/17/06                                     46,000           45,744
     4.33%, 02/21/06                                     74,500           74,048
     4.37%, 02/28/06                                     15,000           14,896

 *+o BLUE SPICE, L.L.C., SECTION 4(2) / 144A
     4.08%, 01/12/06                                     54,500           54,433
     4.45%, 03/17/06                                     40,000           39,633
     4.13%, 03/28/06                                     51,000           50,507

   + CBA (DELAWARE) FINANCE, INC.
     4.27%, 02/15/06                                      8,823            8,776
     4.35%, 03/15/06                                     19,000           18,835

   * CC (USA), INC., SECTION 3C7 / 144A
     4.07%, 01/11/06                                     19,000           18,979
     3.85%, 01/13/06                                      8,500            8,489
     3.87%, 01/13/06                                     17,000           16,978
     3.89%, 01/13/06                                     10,000            9,987
     4.12%, 01/17/06                                     44,632           44,551
     4.12%, 01/20/06                                     22,000           21,953
     3.98%, 02/21/06                                     25,000           24,862
     4.01%, 03/01/06                                     22,875           22,728
     4.30%, 04/20/06                                    100,000           98,725
     4.34%, 04/24/06                                    112,000          110,509

  *+ CHARIOT FUNDING, L.L.C., SECTION 4(2) / 144A
     4.28%, 01/06/06                                     33,500           33,480
     4.23%, 01/09/06                                     94,808           94,720
     4.20%, 01/13/06                                     39,000           38,946
     4.11%, 01/17/06                                     34,002           33,940

   * CITIGROUP FUNDING, INC.
     4.29%, 01/09/06                                     54,000           53,949
     4.27%, 01/12/06                                     48,000           47,938
     4.30%, 01/12/06                                    100,000           99,869
     4.14%, 01/23/06                                     50,000           49,875
     4.33%, 01/23/06                                    125,000          124,671
     4.33%, 01/24/06                                    120,000          119,670
     4.41%, 02/21/06                                    188,000          186,833
     4.41%, 02/23/06                                    100,000           99,355
     4.37%, 02/27/06                                    150,000          148,974
     4.44%, 03/13/06                                     55,000           54,524
     4.45%, 03/16/06                                     80,000           79,276
     4.46%, 03/17/06                                    246,000          243,740
     4.66%, 06/22/06                                     50,000           48,913
     4.65%, 06/26/06                                    138,000          134,937

  *+ CLIPPER RECEIVABLES CO., LLC SECTION 4(2) / 144A
     4.34%, 01/23/06                                     53,269           53,128

  *+ CONCORD MINUTEMEN CAPITAL CO., SERIES A SECTION
     3C7 / 144A
     3.79%, 01/06/06                                     30,000           29,984
     4.07%, 01/09/06                                     20,000           19,982
     4.11%, 01/10/06                                    183,000          182,814
     4.08%, 01/13/06                                     27,000           26,964
     4.00%, 02/15/06                                     90,000           89,559

  *+ CROWN POINT CAPITAL CO., L.L.C., SECTION 3C7 / 144A
     3.82%, 01/18/06                                    146,000          145,741
     3.97%, 03/15/06                                     80,000           79,369
     4.33%, 04/19/06                                    105,000          103,664

   * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
     TRUST, SECTION 4(2) / 144A
     4.18%, 01/03/06                                     84,000           83,981
     4.00%, 01/04/06                                     66,807           66,785


                                                          See financial notes. 9

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

     ISSUER                                         FACE AMOUNT         VALUE
     RATE, MATURITY DATE                            ($ x 1,000)      ($ x 1,000)
     4.01%, 01/05/06                                     34,000           33,985
     4.11%, 01/10/06                                     85,000           84,914
     4.10%, 01/11/06                                     28,000           27,968
     4.11%, 01/11/06                                     33,000           32,963
     4.30%, 01/12/06                                    108,000          107,859
     4.12%, 01/18/06                                    122,000          121,765
     4.13%, 01/19/06                                     59,000           58,879
     4.15%, 01/20/06                                     21,000           20,954

     DEPFA BANK PLC, SECTION 4(2) / 144A
     4.62%, 06/14/06                                     33,600           32,908

   + DEXIA DELAWARE L.L.C.
     4.43%, 03/14/06                                    100,000           99,124

     DNB NOR BANK ASA
     3.96%, 01/30/06                                     34,000           33,893
     4.37%, 03/02/06                                     77,000           76,446
     4.57%, 06/01/06                                     38,000           37,288

   + DORADA FINANCE, INC., SECTION 3C7 / 144A
     4.12%, 01/20/06                                     36,000           35,922
     4.33%, 02/16/06                                     76,500           76,082
     4.35%, 02/24/06                                     29,000           28,813
     4.37%, 02/28/06                                     65,000           64,548

   + DRESDNER U.S. FINANCE, INC.
     4.31%, 01/09/06                                     81,500           81,422

  *+ EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
     4.18%, 01/09/06                                     47,000           46,957
     4.49%, 03/28/06                                     69,000           68,268

  *+ FAIRWAY FINANCE CO., L.L.C.,
     SECTION 4(2) / 144A
     4.17%, 01/24/06                                     86,170           85,943
     3.97%, 03/13/06                                      6,101            6,054
     4.64%, 06/21/06                                     12,911           12,633

   * FIVE FINANCE INC., SECTION 3C7 / 144A
     4.04%, 01/05/06                                     10,000            9,996
     4.11%, 01/17/06                                     21,000           20,962
     4.16%, 01/25/06                                     30,000           29,918
     4.18%, 01/27/06                                     39,000           38,884
     4.21%, 01/30/06                                     23,000           22,923
     4.21%, 01/31/06                                     13,000           12,955
     4.39%, 02/28/06                                     20,000           19,860
     4.34%, 04/24/06                                     23,000           22,694

     FORENINGSSPARBANKEN AB (SWEDBANK)
     4.54%, 05/30/06                                     71,000           69,697
     4.54%, 05/31/06                                    238,000          233,602

   * GALAXY FUNDING, INC., SECTION 4(2) / 144A
     4.12%, 01/19/06                                     25,000           24,949

     GENERAL ELECTRIC CAPITAL CORP.
     4.04%, 01/04/06                                    430,000          429,857
     4.05%, 01/06/06                                    263,000          262,854
     3.99%, 03/01/06                                    280,000          278,206
     3.99%, 03/02/06                                     48,000           47,687
     3.95%, 03/21/06                                    310,000          307,367
     4.40%, 04/06/06                                    119,000          117,643
     4.46%, 05/03/06                                    105,000          103,449

     GENERAL ELECTRIC CAPITAL SERVICES
     4.04%, 01/05/06                                    120,000          119,947
     4.06%, 01/05/06                                    292,000          291,870
     4.19%, 03/10/06                                    359,000          356,206

  *+ GRAMPIAN FUNDING, L.L.C., SECTION 4(2) / 144A
     4.01%, 01/04/06                                     49,000           48,984
     4.12%, 01/20/06                                     32,000           31,931
     4.17%, 01/26/06                                     25,000           24,928
     4.46%, 03/22/06                                    100,000           99,020

   + HBOS TREASURY SERVICES, PLC
     4.33%, 02/22/06                                     28,375           28,199
     4.34%, 02/22/06                                     87,000           86,461
     4.33%, 02/24/06                                    100,000           99,357
     4.37%, 03/03/06                                    150,000          148,902

   + ING (U.S.) FUNDING, L.L.C.
     4.60%, 06/12/06                                    101,000           98,959

     IRISH LIFE & PERMANENT, PLC, SECTION 4(2) / 144A
     4.05%, 01/06/06                                     58,000           57,968
     4.32%, 02/16/06                                     45,000           44,754
     4.45%, 03/14/06                                     80,000           79,296

   + IXIS COMMERCIAL PAPER CORP., SECTION 4(2) / 144A
     4.14%, 01/26/06                                    150,000          149,574
     4.26%, 02/16/06                                     59,000           58,683
     4.33%, 02/24/06                                     89,000           88,429
     4.60%, 06/16/06                                      7,500            7,345

  *+ JUPITER SECURITIZATION CORP., SECTION 4(2) / 144A
     4.17%, 01/25/06                                     26,164           26,092
     4.60%, 06/12/06                                     67,652           66,282

   * K2 (USA), L.L.C., SECTION 3C7 / 144A
     4.06%, 01/09/06                                     57,900           57,848
     4.07%, 01/09/06                                     34,500           34,469
     4.12%, 01/17/06                                     10,000            9,982
     4.29%, 02/13/06                                     46,000           45,767
     4.31%, 02/17/06                                     26,900           26,750
     4.37%, 02/23/06                                     20,500           20,369
     4.37%, 02/28/06                                      3,000            2,979
     4.39%, 03/02/06                                     40,000           39,711


10 See financial notes.

SCHWAB MONEY MARKET FUND

     ISSUER                                         FACE AMOUNT         VALUE
     RATE, MATURITY DATE                            ($ x 1,000)      ($ x 1,000)
     3.95%, 03/13/06                                     82,000           81,374
     4.45%, 03/13/06                                     10,000            9,913
     4.13%, 03/27/06                                     50,000           49,522
     4.33%, 04/20/06                                     40,000           39,486

   + KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD., SECTION
     4(2) / 144A
     4.16%, 01/24/06                                    100,000           99,737

  *+ KITTY HAWK FUNDING CORP., SECTION 4(2) / 144A
     4.30%, 01/13/06                                     20,000           19,971

  *+ LEXINGTON PARKER CAPITAL CO., L.L.C., SECTION 4(2) /
     144A
     4.40%, 01/03/06                                     20,000           19,995
     4.17%, 01/05/06                                     40,000           39,982
     3.79%, 01/13/06                                     15,000           14,981
     4.11%, 01/13/06                                     40,929           40,873
     3.82%, 01/18/06                                    129,431          129,202
     4.33%, 02/13/06                                     70,000           69,642
     4.35%, 02/21/06                                     11,117           11,049
     4.35%, 02/22/06                                     12,998           12,917
     3.97%, 03/14/06                                     70,000           69,455

  *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
     4.20%, 01/27/06                                     50,000           49,850
     4.37%, 02/27/06                                     20,000           19,863
     4.37%, 02/28/06                                     43,000           42,701

   * MANE FUNDING CORP., SECTION 4(2) / 144A
     4.20%, 01/23/06                                     50,000           49,873
     4.32%, 02/17/06                                     24,636           24,499
     4.35%, 02/23/06                                     18,034           17,920
     4.35%, 02/24/06                                     14,453           14,360
     4.46%, 03/20/06                                     62,000           61,408

  *+ MONT BLANC CAPITAL CORP., SECTION 4(2) / 144A
     4.21%, 01/13/06                                    164,465          164,236
     4.24%, 01/19/06                                     25,000           24,947
     4.35%, 02/23/06                                     59,000           58,626

     NATIONWIDE BUILDING SOCIETY U.S.
     4.16%, 01/20/06                                     35,000           34,924

  *+ NIEUW AMSTERDAM RECEIVABLES CORP., SECTION
     4(2) / 144A
     4.04%, 01/03/06                                      6,838            6,836
     4.28%, 01/06/06                                     58,000           57,966
     4.16%, 01/19/06                                     30,000           29,938
     4.16%, 01/23/06                                    101,395          101,140
     3.97%, 02/08/06                                     10,464           10,421
     4.35%, 02/24/06                                     19,474           19,348
     4.04%, 02/27/06                                     15,000           14,906
     4.40%, 03/02/06                                      7,000            6,949
     4.06%, 03/23/06                                     15,000           14,866
     4.65%, 06/19/06                                     10,000            9,786

   + NORDEA NORTH AMERICA, INC.
     4.22%, 01/13/06                                      6,000            5,992
     4.36%, 02/28/06                                    250,000          248,263
     4.42%, 02/28/06                                      8,900            8,837
     4.39%, 04/03/06                                     67,000           66,262

     NORTHERN ROCK PLC
     4.41%, 03/07/06                                     43,000           42,661

  *+ PARK AVENUE RECEIVABLES CORP. L.L.C., SECTION
     4(2) / 144A
     4.16%, 01/06/06                                     36,000           35,979

   * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
     4.29%, 01/09/06                                     16,000           15,985
     4.16%, 01/18/06                                     17,000           16,967
     4.21%, 01/26/06                                      9,000            8,974
     4.30%, 02/07/06                                     42,000           41,816
     4.40%, 03/02/06                                    127,603          126,678

  *+ PICAROS FUNDING, L.L.C., SECTION 4(2) / 144A
     4.00%, 02/17/06                                     68,000           67,652
     4.35%, 02/22/06                                     43,000           42,733
     4.18%, 03/30/06                                    127,958          126,679

  *+ PREFERRED RECEIVABLES FUNDING CORP. SECTION
     4(2) / 144A
     3.97%, 02/10/06                                     71,701           71,391
     4.60%, 06/12/06                                     17,398           17,046

   + SAN PAOLO IMI U.S. FINANCIAL CO.
     4.03%, 01/05/06                                    290,000          289,871

   + SANTANDER CENTRAL HISPANO FINANCE (DELAWARE), INC.
     4.00%, 02/24/06                                    210,000          208,765
     3.96%, 03/15/06                                    108,000          107,149

  *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
     4.13%, 01/17/06                                    167,827          167,522
     4.17%, 01/25/06                                     72,322           72,123
     4.46%, 03/15/06                                     12,470           12,358
     4.46%, 03/20/06                                     26,647           26,392
     4.46%, 03/21/06                                     48,854           48,381

  *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
     4.18%, 01/10/06                                     50,000           49,948
     4.07%, 01/12/06                                     43,000           42,947
     4.12%, 01/19/06                                    100,000           99,796
     4.22%, 02/03/06                                     18,000           17,931
     4.27%, 02/09/06                                     50,000           49,771
     4.27%, 02/10/06                                    135,000          134,367
     4.34%, 02/21/06                                     72,000           71,562


                                                         See financial notes. 11

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

     ISSUER                                         FACE AMOUNT         VALUE
     RATE, MATURITY DATE                            ($ x 1,000)      ($ x 1,000)
     4.02%, 02/22/06                                     73,000           72,583
     4.37%, 02/27/06                                    102,000          101,302
     4.39%, 03/01/06                                     15,000           14,893
     4.41%, 03/03/06                                     10,000            9,926
     4.13%, 03/27/06                                     18,000           17,828
     4.47%, 05/08/06                                    118,000          116,179

     SKANDINAVISKA ENSKILDA BANKEN AB
     4.22%, 01/24/06                                    200,000          199,465
     4.03%, 03/02/06                                    110,000          109,275

   + SOCIETE GENERALE NORTH AMERICA, INC.
     4.17%, 03/28/06                                     26,000           25,746

     THE GOLDMAN SACHS GROUP, INC.
     4.36%, 01/03/06                                    112,000          111,973

  *+ THUNDER BAY FUNDING, L.L.C., SECTION 4(2) / 144A
     4.14%, 01/20/06                                     38,000           37,918
     4.16%, 01/23/06                                     40,000           39,899
     4.47%, 03/20/06                                     10,000            9,904

  *+ TICONDEROGA FUNDING, LLC., SECTION 4(2) / 144A
     4.37%, 01/27/06                                     33,000           32,896

  *+ TULIP FUNDING CORP., SECTION 4(2) / 144A
     4.30%, 01/03/06                                     28,790           28,783
     4.45%, 04/27/06                                     82,966           81,799

   + UBS FINANCE (DELAWARE), INC.
     4.33%, 02/22/06                                      1,675            1,665

   + WESTPAC BANKING CORP., SECTION 4(2) / 144A
     4.38%, 03/02/06                                    175,000          173,737
     4.61%, 06/13/06                                      5,000            4,898

   + WESTPAC TRUST SECURITIES NZ LTD., SECTION 4(2) / 144A
     4.28%, 02/09/06                                    134,000          133,386
     4.36%, 02/28/06                                     70,000           69,514
     4.45%, 04/21/06                                     77,000           75,972

   * WHISTLEJACKET CAPITAL, L.L.C., SECTION 4(2) / 144A
     4.08%, 01/11/06                                     16,998           16,979
     4.37%, 02/27/06                                     28,334           28,140
     4.40%, 03/09/06                                      7,087            7,030
     4.43%, 03/10/06                                     37,000           36,694
     4.46%, 03/15/06                                     16,451           16,304
     4.46%, 04/18/06                                      8,181            8,074
     4.46%, 04/20/06                                     18,588           18,341

   * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
     4.05%, 01/06/06                                     54,164           54,134
     4.35%, 02/17/06                                     30,310           30,140
     4.35%, 02/22/06                                     13,251           13,169
     4.38%, 02/27/06                                     10,135           10,066
     4.41%, 03/03/06                                     10,742           10,663
     4.43%, 03/17/06                                     59,655           59,111
     4.30%, 04/18/06                                      9,000            8,887
     4.52%, 05/09/06                                      8,251            8,121
     4.60%, 06/09/06                                     10,245           10,041

  *+ WINDMILL FUNDING CORP., SECTION 4(2) / 144A
     4.29%, 01/09/06                                     10,000            9,991
     4.30%, 01/13/06                                    100,000           99,857
                                                                     -----------
                                                                      17,967,667

     CERTIFICATES OF DEPOSIT 24.4%
     ---------------------------------------------------------------------------
     ALLIANCE & LEICESTER, PLC
     3.86%, 01/30/06                                     50,000           50,000
     4.63%, 06/22/06                                     25,000           25,000

     AMERICAN EXPRESS BANK FSB
     4.46%, 03/22/06                                    125,000          125,000

     AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.
     4.47%, 03/31/06                                    144,000          144,000

     BANCA INTESA
     4.22%, 01/24/06                                    220,000          220,000

     BANCO BILBAO VIZCAYA ARGENTARIA S.A.
     4.46%, 03/21/06                                    100,000           99,998
     4.50%, 04/19/06                                    142,000          142,000

     BANK OF THE WEST
     4.16%, 01/03/06                                    210,000          210,000

     BANK OF TOKYO-MITSUBISHI, LTD.
     4.43%, 03/07/06                                    166,000          166,000

     BARCLAYS BANK PLC
     4.20%, 01/11/06                                    190,000          190,000
     4.21%, 01/18/06                                     72,000           72,000
     4.36%, 02/28/06                                     26,000           26,000

     BNP PARIBAS
     3.95%, 01/25/06                                     89,000           89,000
     4.30%, 02/17/06                                     35,000           35,000
     4.30%, 04/21/06                                    199,000          199,000
     4.51%, 05/25/06                                     80,000           80,000
     4.60%, 06/14/06                                    140,000          140,000

     CALYON
     4.21%, 01/11/06                                    308,000          308,000
     4.01%, 02/28/06                                     13,000           13,000

     CANADIAN IMPERIAL BANK OF COMMERCE
     3.96%, 02/01/06                                     78,000           78,000

     CITIBANK, N.A.
     4.05%, 01/06/06                                    120,000          120,000
     4.34%, 02/23/06                                     73,000           73,000


12 See financial notes.

SCHWAB MONEY MARKET FUND

     ISSUER                                         FACE AMOUNT         VALUE
     RATE, MATURITY DATE                            ($ x 1,000)      ($ x 1,000)
     CREDIT AGRICOLE S.A.
     4.61%, 06/21/06                                    185,000          185,000

     CREDIT SUISSE
     4.25%, 01/03/06                                     74,000           74,000
     4.25%, 01/26/06                                     56,000           56,000
     4.58%, 06/06/06                                    200,000          200,000
     4.59%, 06/13/06                                     63,000           63,000

     DEPFA BANK, PLC
     4.05%, 01/06/06                                     30,000           30,000
     4.21%, 01/13/06                                     39,000           39,000
     4.12%, 01/19/06                                     20,000           20,000

     DEUTSCHE BANK, AG
     3.85%, 01/13/06                                    150,000          150,000
     3.96%, 02/01/06                                     56,000           56,000
     4.62%, 10/26/06                                    236,000          236,000

     DNB NOR BANK ASA
     3.81%, 01/20/06                                     20,000           20,000

     DRESDNER BANK AG
     4.30%, 01/10/06                                     68,000           68,000
     4.25%, 01/26/06                                     57,000           57,000

     FIRST TENNESSEE BANK, N.A.
     4.23%, 01/23/06                                     82,000           82,000

     FORTIS BANK
     4.18%, 04/03/06                                    289,000          289,000
     4.40%, 04/07/06                                    124,000          124,000

   + HBOS TREASURY SERVICES, PLC
     4.38%, 03/10/06                                    132,000          132,000
     4.41%, 05/05/06                                     56,000           56,000

     HSBC BANK, USA
     4.13%, 03/29/06                                    100,000          100,000
     4.30%, 04/21/06                                     26,000           26,000

     ING BANK, N.V.
     4.11%, 01/20/06                                    340,000          340,000

     LANDESBANK BADEN-WURTTEMBERG
     4.48%, 03/31/06                                    146,000          146,000
     4.58%, 06/12/06                                    276,000          276,006

     MIZUHO CORP. BANK, LTD.
     4.28%, 02/10/06                                    167,000          167,000

     NORDEA BANK FINLAND, PLC
     4.24%, 04/06/06                                    100,000          100,000
     4.46%, 05/08/06                                    141,000          141,000
     4.62%, 08/08/06                                    146,000          146,000

     NORTHERN ROCK, PLC
     4.25%, 01/26/06                                     25,000           25,000
     4.18%, 01/27/06                                    100,000          100,000

     RABOBANK NEDERLAND
     4.51%, 05/22/06                                     80,000           80,000

     ROYAL BANK OF CANADA
     3.99%, 02/23/06                                    400,000          400,000
     4.01%, 02/28/06                                    128,000          128,000

     ROYAL BANK OF SCOTLAND, PLC
     4.29%, 02/01/06                                     71,000           71,000
     4.41%, 05/05/06                                     56,000           56,000

     SAN PAOLO IMI SPA
     4.36%, 03/01/06                                    100,000          100,000
     4.40%, 04/10/06                                    153,000          153,000

     SOCIETE GENERALE
     4.32%, 02/21/06                                    100,000           99,999
     4.61%, 06/21/06                                     76,000           76,000
     4.63%, 06/22/06                                    422,000          422,000

     SUNTRUST BANK, INC.
     4.20%, 02/03/06                                    140,000          140,000

     TORONTO DOMINION BANK
     4.46%, 03/27/06                                     50,000           50,000
     4.46%, 03/28/06                                    282,000          282,000
     4.64%, 06/28/06                                     76,000           76,000

     U.S. BANK, N.A.
     4.11%, 01/20/06                                    190,000          190,000
     4.15%, 01/25/06                                    293,000          293,000

     UNICREDITO ITALIANO SPA
     3.78%, 01/17/06                                    235,000          235,000
     4.11%, 01/19/06                                    310,000          310,000
     3.82%, 01/23/06                                     25,000           25,000
     4.29%, 04/18/06                                    242,000          242,000

     WASHINGTON MUTUAL BANK, FA
     4.44%, 03/14/06                                    112,000          112,000
     4.63%, 06/19/06                                     74,000           74,000

     WELLS FARGO BANK, N.A.
     4.27%, 01/12/06                                    428,000          428,000
     4.31%, 01/26/06                                    184,000          183,999

     WILMINGTON TRUST CO.
     4.37%, 03/01/06                                     26,000           25,998
     4.42%, 03/08/06                                     15,000           15,000
                                                                     -----------
                                                                      10,377,000


                                                         See financial notes. 13

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

     ISSUER                                         FACE AMOUNT         VALUE
     RATE, MATURITY DATE                            ($ x 1,000)      ($ x 1,000)
     BANK NOTES 1.8%
     ---------------------------------------------------------------------------
     BANK OF AMERICA, N.A.
     4.19%, 01/11/06                                    157,000          157,000
     4.25%, 01/26/06                                     45,000           45,000
     4.25%, 01/27/06                                    550,000          550,000
                                                                     -----------
                                                                         752,000
     VARIABLE-RATE OBLIGATIONS 17.7% of net assets

   + ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPS.,
     CALIFORNIA
     RB (Public Pole Institute) Series 2002B
     4.38%, 01/07/06                                     17,785           17,785

   + ALBUQUERQUE, NEW MEXICO AIRPORT
     RB Series 2000B
     4.35%, 01/07/06                                     15,900           15,900

     BANK OF IRELAND, 144A
     4.34%, 01/20/06                                     50,000           50,000

     BANK OF NEW YORK CO., INC., 144A
     4.42%, 01/27/06                                     75,000           75,000

     BARCLAYS BANK, PLC
     4.23%, 01/03/06                                    128,000          127,988
     4.25%, 01/05/06                                     90,000           89,992
     4.30%, 01/10/06                                     80,000           79,993
     4.29%, 01/17/06                                     45,000           44,996
     4.31%, 01/23/06                                    467,000          466,962

  *+ BETA FINANCE, INC., SECTION 3C7 / 144A
     4.32%, 01/17/06                                    200,000          199,998

     BNP PARIBAS
     4.25%, 01/04/06                                     65,000           64,987
     4.31%, 01/17/06                                     95,000           94,990

     CANADIAN IMPERIAL BANK OF COMMERCE
     4.43%, 01/17/06                                    100,000          100,000
     4.35%, 01/23/07                                     65,000           65,000

   * CC (USA), INC., SECTION 3C7 / 144A
     4.34%, 01/23/06                                     61,000           60,999

   + CFM INTERNATIONAL, INC., 144A
     4.38%, 01/07/06                                     16,975           16,975

     COMMONWEALTH BANK OF AUSTRALIA, 144A
     4.35%, 01/24/06                                     50,000           50,000

   + COOK COUNTY, ILL.
     Series 2004D
     4.41%, 01/07/06                                     30,000           30,000

     CREDIT SUISSE
     4.32%, 01/11/06                                    326,000          326,000

     DEXIA CREDIT LOCAL
     4.32%, 01/26/06                                     79,000           78,980

   * DORADA FINANCE, INC., SECTION 3C7 / 144A
     4.32%, 01/17/06                                    100,000           99,999

   * FIVE FINANCE INC., SECTION 3C7 / 144A
     4.33%, 01/17/06                                     49,000           48,996

   o GE LIFE & ANNUITY ASSURANCE CO.
     4.37%, 01/01/06                                    150,000          150,000

     GENERAL ELECTRIC CAPITAL CORP.
     4.44%, 01/09/06                                    175,000          175,000
     4.47%, 01/17/06                                     75,000           75,000

     HSH NORDBANK, AG
     4.29%, 01/09/06                                    302,000          301,987

   o J.P. MORGAN SECURITIES, INC.
     4.29%, 01/01/06                                    200,000          200,000

  *+ LEXINGTON PARKER CAPITAL CO., L.L.C., SECTION 4(2) /
     144A
     4.24%, 01/03/06                                     95,102           95,099
     4.29%, 01/09/06                                     45,000           44,998

   * LIBERTY LIGHTHOUSE U.S. CAPITAL CO. L.L.C., SECTION
     4(2) / 144A
     4.27%, 01/05/06                                     73,000           72,993
     4.29%, 01/09/06                                     66,000           65,996
     4.34%, 01/19/06                                     20,000           20,000
     4.34%, 01/30/06                                     49,000           48,998

  *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
     4.29%, 01/09/06                                     30,000           29,996
     4.34%, 01/10/06                                     57,000           57,004
     4.32%, 01/17/06                                    115,000          114,988
     4.35%, 01/17/06                                     73,000           73,004

   + LOANSTAR ASSETS PARTNERS II, L.P.
     4.46%, 01/07/06                                     45,000           45,000

   + LOWNDES CORP., GEORGIA, 144A
     Taxable Demand Bond Series 1997
     4.45%, 01/07/06                                      3,100            3,100

   + MERLOT TRUST SECTION 4(2) / 144A
     Series 2000B
     4.53%, 01/07/06                                     32,630           32,630


14 See financial notes.

SCHWAB MONEY MARKET FUND

     ISSUER                                         FACE AMOUNT         VALUE
     RATE, MATURITY DATE                            ($ x 1,000)      ($ x 1,000)
     Series 2001A67
     4.53%, 01/07/06                                     35,065           35,065
     Series 2001A7
     4.53%, 01/07/06                                     15,470           15,470

     MERRILL LYNCH & CO., INC.
     4.35%, 01/17/06                                    100,000          100,000

   o METROPOLITAN LIFE INSURANCE CO.
     4.36%, 01/03/06                                    100,000          100,000

   o MONUMENTAL LIFE INSURANCE CO.
     4.39%, 01/01/06                                    100,000          100,000

     MORGAN STANLEY
     4.30%, 01/03/06                                    240,000          240,000
     4.34%, 01/17/06                                     30,000           30,000

   + NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
     Adjustable Rate Lease Revenue
     Taxable Bonds (Barnes &
     Noble, Inc. Distribution & Freight
     Consolidation Center Project)
     Series 1995A
     4.34%, 01/07/06                                     11,830           11,830

     Adjustable Rate Lease Revenue
     Taxable Bonds (Barnes &
     Noble, Inc. Distribution & Freight
     Consolidation Center Project)
     Series 1995B
     4.34%, 01/07/06                                     10,000           10,000

     Adjustable Rate Lease Revenue
     Taxable Bonds (Camden Center
     Project) Series 2002A
     4.34%, 01/07/06                                     20,850           20,850

     Adjustable Rate Lease Revenue
     Taxable Bonds (Camden Center
     Project) Series 2002B
     4.34%, 01/07/06                                     20,000           20,000

     NORDDEUTSCHE LANDESBANK GIROZENTRALE
     4.27%, 01/03/06                                     30,000           29,998
     4.32%, 01/10/06                                    100,000           99,991
     4.32%, 01/17/06                                     75,000           74,993
     4.34%, 01/24/06                                     50,000           50,000

     NORDEA AB
     4.34%, 01/11/06                                     45,000           45,000

     ROYAL BANK OF CANADA
     4.39%, 01/10/06                                     60,000           60,000

     ROYAL BANK OF SCOTLAND, PLC
     4.26%, 01/03/06                                    150,000          149,990
     4.25%, 01/04/06                                    100,000           99,982
     4.26%, 01/06/06                                     90,000           89,993
     4.33%, 01/30/06                                    181,000          180,976

     ROYAL BANK OF SCOTLAND, PLC, 144A
     4.34%, 01/23/06                                    185,000          185,000

   + SANTA ROSA, CALIFORNIA
     Pension Obligation Revenue
     Taxable Bonds Series 2003A
     4.38%, 01/07/06                                      9,300            9,300

   + SE CHRISTIAN CHURCH, JEFFERSON COUNTY, KENTUCKY
     Series 2003
     4.39%, 01/07/06                                      8,700            8,700

  *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
     4.30%, 01/06/06                                     11,000           11,000
     4.32%, 01/17/06                                     67,000           66,998
     4.33%, 01/17/06                                     73,000           72,995
     4.35%, 01/17/06                                    110,000          110,002

   + SISTERS OF MERCY OF THE AMERICAS REGIONAL COMMUNITY
     OF OMAHA, NEBRASKA
     Series 2001
     4.39%, 01/07/06                                     11,860           11,860

     SOCIETE GENERALE, 144A
     4.26%, 01/03/06                                     60,000           60,000

     SVENSKA HANDELSBANKEN AB
     4.25%, 01/03/06                                    100,000           99,985

     THE GOLDMAN SACHS GROUP, INC.
     4.33%, 01/03/06                                    128,000          128,050

   o THE GOLDMAN SACHS GROUP, INC.
     4.34%, 01/04/06                                     40,000           40,000
     4.40%, 01/13/06                                    150,000          150,000

   o THE GOLDMAN SACHS GROUP, INC., 144A
     4.39%, 01/09/06                                    225,000          225,000

   o TRAVELERS INSURANCE CO.
     4.43%, 01/30/06                                    100,000          100,000

  *+ WACHOVIA ASSET SECURITIZATION, INC., 144A
     Series 2005-HM1A Class AMM
     4.37%, 01/25/06                                     50,922           50,922

     WASHINGTON MUTUAL BANK, FA
     4.36%, 01/30/06                                    140,000          140,000

     WELLS FARGO & CO., 144A
     4.34%, 01/03/06                                     75,000           75,000
     4.36%, 01/17/06                                    165,000          165,002


                                                         See financial notes. 15

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

     ISSUER                                         FACE VALUE       MKT. VALUE
     RATE, MATURITY DATE                            ($ x 1,000)      ($ x 1,000)
   * WHISTLEJACKET CAPITAL, L.L.C., SECTION 3C7 / 144A
     4.33%, 01/17/06                                     73,000           72,995
     4.33%, 01/20/06                                     87,000           86,993

   * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
     4.24%, 01/03/06                                     40,000           39,999
     4.32%, 01/12/06                                     47,000           46,996
     4.32%, 01/17/06                                    118,000          117,987
     4.32%, 01/23/06                                     88,000           87,999
                                                                     -----------
                                                                       7,538,254

                                                  MATURITY AMOUNT       VALUE
     SECURITY                                       ($ x 1,000)      ($ x 1,000)
     OTHER INVESTMENTS 13.7% of net assets

     REPURCHASE AGREEMENTS 13.7%
     ---------------------------------------------------------------------------
     BANK OF AMERICA SECURITIES L.L.C.
     Tri-Party Repurchase Agreement
     Collateralized by U.S. Government
     Securities with a value of $1,836,000
     4.30%, issued 12/30/05,
     due 01/03/06                                       1,800,860      1,800,000

     BEAR STEARNS & CO. INC.
     Tri-Party Repurchase Agreement
     Collateralized by U.S. Government
     Securities with a value of $918,003
     4.28%, issued 12/30/05,
     due 01/03/06                                         900,428        900,000

     CREDIT SUISSE FIRST BOSTON L.L.C.
     Tri-Party Repurchase Agreement
     Collateralized by U.S. Government
     Securities with a value of $819
     4.26%, issued 12/30/05,
     due 01/03/06                                             801            801

     GOLDMAN SACHS GROUP INC.
     Tri-Party Repurchase Agreement
     Collateralized by U.S. Government
     Securities with a value of $1,020,0000
     4.33%, issued 12/30/05,
     due 01/03/06                                       1,000,482      1,000,000

     MORGAN STANLEY & CO. INC.
     Tri-Party Repurchase Agreement
     Collateralized by U.S. Government
     Securities with a value of $1,029,294
     4.28%, issued, 12/30/05
     due 01/03/06                                       1,000,476      1,000,000

     UBS FINANCIAL SERVICES, INC.
     Tri-Party Repurchase Agreement
     Collateralized by U.S. Government
     Securities with a value of $1,155,662
     4.35%, issued 12/27/05,
     due 01/03/06                                         228,193        228,000
     4.29%, issued 12/30/05,
     due 01/03/06                                         905,431        905,000
                                                                     -----------
                                                                       5,833,801

END OF INVESTMENTS.


16 See financial notes.

SCHWAB MONEY MARKET FUND

     ISSUER                                                             COST/
     RATE, ACQUISITION DATE,                        FACE AMOUNT         VALUE
     MATURITY DATE                                  ($ x 1,000)      ($ x 1,000)
     AT DECEMBER 31,2005, PORTFOLIO HOLDINGS INCLUDED
     ILLIQUID AND / OR RESTRICTED SECURITIES AS FOLLOWS:

     BLUE SPICE, L.L.C., SECTION 4(2) / 144A
     4.08%,10/11/05, 01/12/06                            54,500           54,433
     4.45%, 12/15/05, 03/17/06                           40,000           39,633
     4.13%, 09/27/05, 03/28/06                           51,000           50,507
                                                                     -----------
                                                                         144,573
     GE LIFE & ANNUITY ASSURANCE CO.
     4.37%, 06/01/05, 01/01/06                          100,000          100,000
     4.37%, 02/01/05, 01/01/06                           50,000           50,000
                                                                     -----------
                                                                         150,000
     J.P. MORGAN SECURITIES, INC.
     4.29%, 01/01/06                                    200,000          200,000

     METROPOLITAN LIFE INSURANCE CO.
     4.36%, 02/01/05, 01/03/06                          100,000          100,000

     MONUMENTAL LIFE INSURANCE CO.
     4.39%, 06/10/93, 01/01/06                          100,000          100,000

     TRAVELERS INSURANCE CO.
     4.43%, 10/28/05, 01/30/06                          100,000          100,000

     THE GOLDMAN SACHS GROUP, INC.
     4.34%, 10/04/05, 01/04/06                           40,000           40,000
     4.40%, 07/18/05, 01/13/06                          150,000          150,000
                                                                     -----------
                                                                         190,000
     THE GOLDMAN SACHS GROUP, INC., 144A
     4.39%, 07/09/04, 01/09/06                          225,000          225,000


                                                         See financial notes. 17

SCHWAB MONEY MARKET FUND

Statement of
ASSETS AND LIABILITIES
As of December 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                               $36,634,921 a
Repurchase agreements, at value                                       5,833,801 a
Interest receivable                                                      91,574
Prepaid expenses                                                  +         500
                                                                  --------------
TOTAL ASSETS                                                         42,560,796

LIABILITIES
--------------------------------------------------------------------------------
Payables:
 Dividends to shareholders                                                3,883
 Investment adviser and administrator fees                                  958
 Transfer agent and shareholder service fees                              1,571
 Trustees' fees                                                              47
Accrued expenses                                                  +       1,927
                                                                  --------------
TOTAL LIABILITIES                                                         8,386

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                         42,560,796
TOTAL LIABILITIES                                                 -       8,386
                                                                  --------------
NET ASSETS                                                          $42,552,410

NET ASSETS BY SOURCE
Capital received from investors                                      42,552,459
Net realized capital losses                                                 (49)

NET ASSET VALUE (NAV)
                   SHARES
NET ASSETS    /    OUTSTANDING    =    NAV
$42,552,410        42,553,018          $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost of the fund's securities was $42,468,722 Includes illiquid and/or restricted securities worth $1,209,573, or 2.8% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $13,297,784 or 31.3% of the fund's total net assets.

  During the reporting period, the fund had $431 in transactions with other Schwab Funds(R).

  FEDERAL TAX DATA
  ------------------------------------------
  COST BASIS OF PORTFOLIO        $42,468,722

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:             Loss amount:
    2007                                 $49


18 See financial notes.

SCHWAB MONEY MARKET FUND

Statement of
OPERATIONS
For January 1, 2005 through December 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                             $1,401,279

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                               135,271 a
Transfer agent and shareholder service fees                             193,285 b
Trustees' fees                                                              185 c
Custodian and portfolio accounting fees                                   3,535
Professional fees                                                           173
Registration fees                                                           938
Shareholder reports                                                       3,066
Other expenses                                                    +         486
                                                                  -------------
Total expenses                                                          336,939
Expense reduction                                                 -      19,092 d
                                                                  -------------
NET EXPENSES                                                            317,847

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                               1,401,279
NET EXPENSES                                                      -     317,847
                                                                  -------------
NET INVESTMENT INCOME                                                 1,083,432
                                                                  -------------
INCREASE IN NET ASSETS FROM OPERATIONS                               $1,083,432

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses of this fund through December 31, 2005 to 0.74% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.


                                                         See financial notes. 19

SCHWAB MONEY MARKET FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                           1/1/05-12/31/05      1/1/04-12/31/04
Net investment income                           $1,083,432             $316,431
                                           -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS           1,083,432              316,431

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income             1,083,432              316,431  a

TRANSACTIONS IN FUND SHARES b
--------------------------------------------------------------------------------
Shares sold                                    133,869,279          131,897,898
Shares reinvested                                1,067,563              310,836
Shares redeemed                            +   136,407,280)         137,265,143)
                                           -------------------------------------
NET TRANSACTIONS IN FUND SHARES                 (1,470,438)          (5,056,409)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                             44,022,848           49,079,257
Total decrease                             +    (1,470,438)          (5,056,409) c
                                           -------------------------------------
END OF PERIOD                                  $42,552,410          $44,022,848

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions are:

  CURRENT YEAR
  Ordinary income         $1,083,432
  Long-term capital gains        $--

  PRIOR YEAR
  Ordinary income           $316,431
  Long-term capital gains        $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


20 See financial notes.

SCHWAB MONEY MARKET FUND

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the fund's investments are described in the sections earlier in this report. However, there are certain other fund operations and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide Investment Advisory and administrative services and with

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The fund discussed in this report is highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
  SCHWAB MONEY MARKET FUND
  Schwab Government Money Fund
  Schwab U.S. Treasury Money Fund
  Schwab Value Advantage Money Fund
  Schwab Municipal Money Fund
  Schwab California Municipal Money Fund
  Schwab New York Municipal Money Fund
  Schwab New Jersey Municipal Money Fund
  Schwab Pennsylvania Municipal Money Fund
  Schwab Florida Municipal Money Fund
  Schwab Massachusetts Municipal Money Fund
  Schwab Retirement Advantage Money Fund
  Schwab Investor Money Fund
  Schwab Advisor Cash Reserves
  Schwab Cash Reserves

SCHWAB MONEY MARKET FUND

Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other Schwab Funds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through the trust to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The fund pays interest on the amounts that it borrows at rates that are negotiated periodically. There was no borrowing for the fund during the period.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If the fund buys a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity using the effective interest rate method. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the

SCHWAB MONEY MARKET FUND

income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Fund (one of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Fund") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, California
February 14, 2006

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab Money Market Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

INTERIM APPROVAL, MAY 2005. At the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement on an interim basis through September 30, 2005. In connection with the interim approval of the Agreement, the Board requested that CSIM prepare responses to certain questions outlined below in advance of the next regularly scheduled Board meeting. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' investors are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported interim renewal of the Agreement.

FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported interim renewal of the Agreement.

FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. With respect to Schwab Money Market Fund, the Board asked CSIM to consider whether certain measures might reduce the fund's operating expenses or better allocate overall fund costs to shareholders who are more expensive for the fund to service, per dollar invested, while also permitting shareholders who are less expensive to service to enjoy lower expenses. The Board requested that CSIM report the results of its study at the next regular Board meeting. Following such evaluation and based upon CSIM's agreement to perform such study, as requested by the Board, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported interim renewal of the Agreement.

PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported interim renewal of the Agreement.

ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. With respect to the Schwab Money Market Fund, the Board also considered Schwab's agreement that that fund's net operating expenses (excluding interest, taxes and certain non-routine expenses) would not exceed 74 (seventy-four) basis points for the period January 1, 2005 until April 30, 2006. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the interim continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

SUBSEQUENT CONTINUATION, AUGUST 2005. At the August 31, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the continuation of the Agreement through June 30, 2006. This approval extended the interim approval of the Agreement by the Board, which had taken place on May 24, 2005 and is discussed above. In connection with the approval of the Agreement, the Board considered additional information provided by CSIM in response to the Board's requests at the May 24, 2005 meeting, as well as reconsidered the information provided and factors considered at prior meetings. The Board concluded that the information provided at the meeting supported continuation of the Agreement, subject to CSIM's continuing review of expense ratios for the Schwab Money Market Fund. In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

       A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

       Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

       Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME AND
YEAR OF BIRTH           TRUSTEE SINCE           MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER      2000 (all trusts).      Chairman, JDN Corp. Advisory LLC (real estate). Until 2001: Special Advisor to
1960                                            the President, Stanford University. From 1996-2001: Vice President of Business
                                                Affairs, Chief Financial Officer, Stanford University.

                                                Ms. Byerwalter is on the Boards of Stanford University, America First Cos.
                                                (venture capital/fund management), Redwood Trust, Inc. (mortgage finance),
                                                Stanford Hospitals and Clinics, SRI International (research), PMI Group, Inc.
                                                (mortgage insurance), Lucile Packard Children's Hospital, Pacific Life
                                                Insurance Company (insurance), Laudus Trust and Laudus Variable Insurance
                                                Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex. 2

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex.

INDEPENDENT TRUSTEES continued

NAME AND
YEAR OF BIRTH           TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD       Family of Funds, 1989;        Chief Executive Officer, Dorward & Associates (corporate management, marketing
1931                    Investments, 1991;            and communications consulting). Until 1999: Executive Vice President, Managing
                        Capital Trust, 1993;          Director, Grey Advertising. Until 1996: President, Chief Executive Officer,
                        Annuity Portfolios, 1994.     Allen & Dorward Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER       2000 (all trusts).            Dean Emeritus of the Haas School of Business, University of California,
1941                                                  Berkeley. Until 2/04, Co-Chief Executive Officer, Aphton Corporation
                                                      (bio-pharmaceuticals). Prior to 8/98, Dean of the Haas School of Business,
                                                      University of California, Berkeley (higher education).

                                                      Mr. Hasler is on the Boards of Aphton Corporation (bio-pharmaceuticals),
                                                      Mission West Properties (commercial real estate), Stratex Networks (network equipment), TOUSA (home building), Genitope Corp. (bio-pharmaceuticals),
                                                      Laudus Trust and Laudus Variable Insurance Trust, both of which are managed by
                                                      CSIM or its affiliates and are included in the Schwab mutual fund complex. 3
                                                      Non-Executive Chairman, Solectron Corporation (manufacturing).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;        Chairman, Chief Executive Officer, Director, Semloh Financial, Inc.
1931                    Investments, 1991;            (international financial services and investment advisory firm).
                        Capital Trust, 1993;
                        Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH         2000 (all trusts).            Since 1990, Chairman and Chief Executive Officer and founder of Smith Graham &
1950                                                  Co. (investment advisors).

                                                      Mr. Smith is on the Board of Cooper Industries (electrical products, tools and hardware); Chairman, Texas Southern University Foundation; Executive Committee
                                                      and Board Member, MD Anderson Cancer Center; Chairman of the audit committee of Northern Border Partners, M.L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;        Managing Partner, D.R. Stephens & Co. (investments). Until 1996: Chairman,
1938                    Investments, 1991;            Chief Executive Officer, North American Trust (real estate investment trust).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;        Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate
1943                    Investments, 1991;            investment and management, and other investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.

3 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex.

INTERESTED TRUSTEES

NAME AND                TRUST POSITION(S);
YEAR OF BIRTH           TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 4     Chairman, Trustee:            Chairman, Chief Executive Officer and Director, The Charles Schwab
1937                    Family of Funds, 1989;        Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab
                        Investments, 1991;            Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief
                        Capital Trust, 1993;          Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International
                        Annuity Portfolios, 1994.     Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.;
                                                      Director, U.S. Trust Company, N.A., U.S. Trust Corporation, United States
                                                      Trust Company of New York. Until 5/03, Co-Chief Executive Officer, The Charles
                                                      Schwab Corporation.

                                                      Trustee, Charles and Helen Schwab Foundation; Chairman, All Kinds
                                                      of Minds Institute (education), Trustee, Stanford University;
                                                      Chairman and Director, Charles Schwab Foundation; Chairman of the Finance
                                                      Committee, San Francisco Museum of Modern Art.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 4       Trustee, 2005                 Executive Vice President and President, Asset Management Products & Services,
1954                    (all trusts).                 Charles Schwab & Co., Inc.; Director, Charles Schwab Asset Management
                                                      (Ireland) Limited. From 9/02 to 7/04, President and Chief Executive Officer,
                                                      Charles Schwab Investment Management, Inc. and Executive Vice President,
                                                      Charles Schwab & Co., Inc. Prior to 9/02, President and Chief Investment
                                                      Officer, American Century Investment Management; Director, American Century
                                                      Companies, Inc. Until 6/01, Chief Investment Officer, Fixed Income, American
                                                      Century Companies, Inc.

OFFICERS OF THE TRUST

NAME AND
YEAR OF BIRTH           TRUST OFFICE(S) HELD          MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER         President, Chief              Executive Vice President, President, Director, Charles Schwab Investment
1955                    Executive Officer             Management, Inc. Vice President, Laudus Trust and Laudus Variable Insurance
                        (all trusts).                 Trust. Until 7/04: Senior Vice President, Asset Management Products & Services
                                                      Enterprise. Until 6/03: Executive Vice President, Chief Financial Officer,
                                                      Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD         Senior Vice President,        Senior Vice President, Chief Investment Officer, Director, Charles Schwab
1955                    Chief Investment              Investment Management, Inc.; Chief Investment Officer, The Charles Schwab
                        Officer (all trusts).         Trust Co.

4 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of the Charles Schwab Corporation.

OFFICERS OF THE TRUST continued

NAME AND
YEAR OF BIRTH           TRUST OFFICE(S) HELD          MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS          Senior Vice President,        Senior Vice President and Chief Investment Officer, Fixed Income, Charles
1959                    Chief Investment              Schwab Investment Management, Inc. Until 6/04: Vice President and Senior
                        Officer (all trusts).         Portfolio Manager, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER        Senior Vice President,        Senior Vice President, Chief Investment Officer, Equities, Charles Schwab
1963                    Chief Investment              Investment Management, Inc.; Vice President, Chief Investment Officer, Laudus
                        Officer (all trusts).         Trust and Laudus Variable Insurance Trust. Until 5/04: Vice President and
                                                      Senior Portfolio Manager, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE        Chief Compliance              Senior Vice President, Institutional Compliance and Chief Compliance Officer,
1960                    Officer (all trusts).         Charles Schwab Investment Management, Inc.; Chief Compliance Officer, Laudus
                                                      Trust and Laudus Variable Insurance Trust. Until 9/03: Vice President, Charles
                                                      Schwab & Co., Inc. and Charles Schwab Investment Management, Inc. Until 2002:
                                                      Vice President, Internal Audit, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON          Secretary (all trusts).       Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab
1961                                                  Investment Management, Inc.; Senior Vice President and Deputy General Counsel,
                                                      Charles Schwab & Co., Inc. Prior to 6/98, Branch Chief in Enforcement at U.S.
                                                      Securities and Exchange Commission in San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA          Treasurer, Principal          Senior Vice President and Chief Financial Officer, Charles Schwab Investment
1964                    Financial Officer             Management, Inc.; Director, Charles Schwab Asset Management (Ireland) Limited.
                        (all trusts).                 From 12/99 to 11/04, Senior Vice President, Financial Reporting, Charles
                                                      Schwab & Co., Inc.

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor's, Fitch, Inc. and Moody's Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES  Adjustable convertible extendable security
BAN   Bond anticipation note
COP   Certificate of participation
GAN   Grant anticipation note
GO    General obligation
HDA   Housing Development Authority
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDRB  Industrial Development Revenue Bond
M/F   Multi-family
RAN   Revenue anticipation note
RB    Revenue bond
S/F   Single-family
TAN   Tax anticipation note
TECP  Tax-exempt commercial paper
TRAN  Tax and revenue anticipation note
VRD   Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).


MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate
  Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR31359-01

SCHWAB MUNICIPAL MONEY FUND(TM)

      ANNUAL REPORT
      December 31, 2005


                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

   Management's Discussion .................................................   2

   Performance and Fund Facts ..............................................   5

   Fund Expenses ...........................................................   6

   Financial Statements ....................................................   7

   Financial Notes .........................................................  58

   Investment Advisory Agreement Approval ..................................  62

   Trustees and Officers ...................................................  65

   Glossary ................................................................  69

   Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

   Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I founded Schwab over thirty years ago to be a home for serious investors. That mission continues to guide us today as we constantly innovate on behalf of our clients. By continuing to provide the highest quality products and services--at a great price--we remain true to our heritage.

I take particular pride in the Schwab Funds. Founded over 15 years ago, they have grown to include more than 50 funds with over $140 billion in assets as of this report date. With a variety of investment strategies, Schwab Funds provide a range of innovative investment choices that can serve as a foundation for your asset allocation plan.

Schwab Funds is managed by Charles Schwab Investment Management, Inc., which currently ranks as one of the largest investment managers in the country. Our portfolio managers share a passion for market analysis and use some of the most sophisticated financial models available. I am proud of their depth of experience, which reflects an average tenure of more than 15 years in the investment industry. Furthermore, I am impressed with the commitment that our managers bring to the stewardship of the funds, for you, their shareholders.

We strive every day to warrant the trust you have placed in us; that will never change. Thank you for investing with us.

Sincerely,

/s/ Charles R. Schwab

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

MANAGEMENT'S DISCUSSION for the year ended December 31, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the annual report for your Schwab money fund for the year ended December 31, 2005. Although the period was marked by volatility, our money funds provided competitive yields as well as safety and stability.

I would like to take this opportunity to remind you that Schwab Funds offers a range of position-traded money funds that are available with a variety of minimums and investment strategies to meet your needs. These funds and share classes are available beginning with a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) and include both taxable and, for clients who are tax sensitive, tax-free investment strategies. To make these products even more convenient, we've recently reduced the subsequent investment minimum requirement from $5,000 to $500 on several of our Value Advantage Investments.

We continue to develop and manage Schwab Funds to help you achieve your goals and to provide an uncomplicated way to build a well-diversified portfolio. During the report period covered by this book, Schwab Funds launched seven new funds across varying investment styles and strategies.

In closing, I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.


2 Schwab Municipal Money Fund

[PHOTO OF KEVIN SHAUGHNESSY]

KEVIN SHAUGHNESSY, CFA, a vice president of the investment adviser and senior portfolio manager, is responsible for the day-to-day management of the fund. Prior to joining the firm in 2000, he worked for more than 10 years in fixed income portfolio management.

THE INVESTMENT ENVIRONMENT AND THE FUND

Despite having witnessed a turbulent year in the news, the markets remained in a steady growth mode and ended the one-year report period with positive results. Oil prices hit highs never seen before and the Federal Reserve continued to raise short-term interest rates to curb inflationary pressures, raising the rates eight consecutive times in the one-year report period and bringing the benchmark rate up to 4.25%. The moves had a limited impact on overall economic growth, due primarily to the low level of rates from which the increases began.

Regardless of the concerns of high energy prices, which remained a significant headwind for economic performance throughout the period, corporate earnings remained strong throughout the year. Additionally, with the unemployment rate hovering around 5% and GDP growth around 3.5%, job and income growth remained positive and investors remained optimistic. Productivity gains and more restrictive monetary policy kept a lid on core inflation. The productivity gains, coupled with foreign investors buying large amounts of U.S. government securities, helped to contain increases in long-term interest rates. These conditions caused the dollar to rally, which took pressure off the price of imported goods.

The big news for the past two quarters was the impact of Hurricanes Katrina and Rita. The devastation caused by these storms was particularly heavy with respect to the energy infrastructures in the South. Oil prices rose sharply in the aftermath of the hurricanes, with crude oil peaking above $71 per barrel in early September, although softening oil demand and quick action by the federal government to release Strategic Petroleum Reserves led to a subsequent decline off that peak. During the fourth quarter, oil had dropped to as low as $58 a barrel, but then rebounded back to $64 as of the end of the period. While the full economic effect of the hurricanes remains unknown, the damage appears to be limited to the regions in the hurricanes' path and to the energy infrastructures in those areas.

Another significant event that happened during the report period was the appointment of Ben Bernanke to succeed Alan Greenspan as Chairman of the Federal Reserve Board. Although he had not yet been confirmed into office as of the end of the report period, Bernanke's experience on


                                                   Schwab Municipal Money Fund 3

MANAGEMENT'S DISCUSSION continued

the Federal Open Market Committee and his expertise in monetary economics has eased the concerns of the markets and caused investors to expect a smooth transition.

AS NOTED ABOVE, THE FED CONTINUED IN ITS TIGHTENING MODE, RAISING SHORT-TERM RATES 0.25% AT EACH OF ITS EIGHT MEETINGS THIS YEAR. At the end of the one year report period, the benchmark rate was up to 4.25%. The higher rates translated into higher money fund yields making them more attractive as an investment vehicle. The yields on municipal variable-rate demand notes rose significantly during the year as the Bond Market Association's BMA seven-day municipal index rose by 1.50%. This change caused the yields on the Schwab Municipal Money Fund to increase for the period.

During the year, the fund's weighted average maturity (WAM) was positioned anywhere from neutral to 15 days longer than the peer group averages. When the opportunity arose, we added commercial paper with maturities of 30-90 days as well as variable-rate demand notes. We feel that both of these asset classes offered the best relative value during the report period.

The combination of rising interest rates, and improved financial circumstances for state and local governments combined to cause a decline in fixed-rate note issuance for 2005. The drop off in note supply was partially offset by an increase in structured variable-rate notes.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


4 Schwab Municipal Money Fund

PERFORMANCE AND FUND FACTS as of 12/31/05

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

                                              SWEEP       VALUE ADVANTAGE       SELECT        INSTITUTIONAL
                                              SHARES        SHARES(TM)         SHARES(R)         SHARES
Ticker Symbol                                 SWXXX           SWTXX              SWLXX            SWOXX
-----------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                              2.71%          2.91%             3.01%             3.12%
-----------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD--NO WAIVER 2                   2.53%          2.76%             2.76%             2.76%
-----------------------------------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD 1                    2.73%          2.93%             3.04%             3.15%
-----------------------------------------------------------------------------------------------------------
SEVEN-DAY TAXABLE-EQUIVALENT                   4.20%          4.51%             4.68%             4.85%
EFFECTIVE YIELD 1, 3
-----------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

-----------------------------------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                                                        34 days
-----------------------------------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                                                       100% Tier 1
-----------------------------------------------------------------------------------------------------------
CREDIT-ENHANCED SECURITIES % of portfolio                                                          75%
-----------------------------------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 4
  Sweep Investments(TM)                                                                             *
  Value Advantage Shares                                                                         $25,000
    ($15,000 for IRA and custodial accounts) 5
  Select Shares                                                                                $1,000,000
  Institutional Shares                                                                         $3,000,000
-----------------------------------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

3 Taxable-equivalent effective yield assumes a 2005 maximum federal regular income tax rate of 35.00%. Investment income may be subject to the Alternative Minimum Tax.

4 Please see prospectus for further detail and eligibility requirements.

5 Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult your tax advisor about your situation.

* Subject to the eligibility terms and conditions of your Schwab account agreement.


                                                   Schwab Municipal Money Fund 5

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2005 and held through December 31, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                      ENDING
                                                               BEGINNING           ACCOUNT VALUE               EXPENSES
                                        EXPENSE RATIO 1      ACCOUNT VALUE       (Net of Expenses)       PAID DURING PERIOD 2
                                         (Annualized)          at 7/1/05            at 12/31/05            7/1/05-12/31/05
-------------------------------------------------------------------------------------------------------- --------------------
SCHWAB MUNICIPAL MONEY FUND(TM)

Sweep Shares
 Actual Return                               0.65%              $1,000               $1,010.30                   $3.29
 Hypothetical 5% Return                      0.65%              $1,000               $1,021.93                   $3.31

Value Advantage Shares(TM)
 Actual Return                               0.45%              $1,000               $1,011.30                   $2.28
 Hypothetical 5% Return                      0.45%              $1,000               $1,022.94                   $2.29

Select Shares(R)
 Actual Return                               0.35%              $1,000               $1,011.80                   $1.77
 Hypothetical 5% Return                      0.35%              $1,000               $1,023.44                   $1.79

Institutional Shares
 Actual Return                               0.24%              $1,000               $1,012.40                   $1.22
 Hypothetical 5% Return                      0.24%              $1,000               $1,024.00                   $1.22

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.


6 Schwab Municipal Money Fund

SCHWAB MUNICIPAL MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                         1/1/05-    1/1/04-    1/1/03-    1/1/02-    1/1/01-
SWEEP SHARES                                            12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    1.00      1.00        1.00        1.00      1.00
                                                        ----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.02      0.01       (0.00) 1     0.01      0.02
                                                        ----------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                   (0.02)    (0.01)      (0.00) 1    (0.01)    (0.02)
                                                        ----------------------------------------------------------------------------
Net asset value at end of period                          1.00      1.00        1.00        1.00      1.00
                                                        ----------------------------------------------------------------------------
Total return (%)                                          1.79      0.60        0.46        0.91      2.23

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                  0.65      0.66        0.66        0.66      0.66
  Gross operating expenses                                0.82      0.81        0.81        0.82      0.83
  Net investment income                                   1.77      0.60        0.46        0.90      2.21
Net assets, end of period ($ x 1,000,000)                7,467     7,563       7,494       7,435     7,265

                                                         1/1/05-    1/1/04-    1/1/03-    1/1/02-    1/1/01-
VALUE ADVANTAGE SHARES                                  12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    1.00      1.00        1.00        1.00      1.00
                                                        ----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.02      0.01        0.01        0.01      0.02
                                                        ----------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                   (0.02)    (0.01)      (0.01)      (0.01)    (0.02)
                                                        ----------------------------------------------------------------------------
Net asset value at end of period                          1.00      1.00        1.00        1.00      1.00
                                                        ----------------------------------------------------------------------------
Total return (%)                                          2.00      0.81        0.68        1.12      2.45

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                  0.45      0.45        0.45        0.45      0.45
  Gross operating expenses                                0.59      0.58        0.58        0.59      0.61
  Net investment income                                   1.97      0.80        0.68        1.11      2.35
Net assets, end of period ($ x 1,000,000)                3,007     3,245       3,901       4,480     3,778

1 Per-share amount was less than $0.01.


                                                          See financial notes. 7

SCHWAB MUNICIPAL MONEY FUND

                                                         1/1/05-    1/1/04-   6/2/03 1-
SELECT SHARES                                           12/31/05   12/31/04   12/31/03
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    1.00      1.00        1.00
                                                        ----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.02      0.01       (0.00) 2
                                                        ----------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                   (0.02)    (0.01)      (0.00) 2
                                                        ----------------------------------------------------------------------------
Net asset value at end of period                          1.00      1.00        1.00
                                                        ----------------------------------------------------------------------------
Total return (%)                                          2.10      0.92        0.39 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                  0.35      0.35        0.35 4
  Gross operating expenses                                0.59      0.58        0.58 4
  Net investment income                                   2.11      0.93        0.68 4
Net assets, end of period ($ x 1,000,000)                  966       727         474

                                                         1/1/05-    1/1/04-   6/2/03 1-
INSTITUTIONAL SHARES                                    12/31/05   12/31/04   12/31/03
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    1.00      1.00        1.00
                                                        ----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.02      0.01       (0.00) 2
                                                        ----------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                   (0.02)    (0.01)      (0.00) 2
                                                        ----------------------------------------------------------------------------
Net asset value at end of period                          1.00      1.00        1.00
                                                        ----------------------------------------------------------------------------
Total return (%)                                          2.21      1.03        0.45 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                  0.24      0.24        0.24 4
  Gross operating expenses                                0.59      0.58        0.58 4
  Net investment income                                   2.20      1.08        0.80 4
Net assets, end of period ($ x 1,000,000)                1,783     1,459         718

1 Commencement of operations.

2 Per-share amount was less than $0.01.

3 Not annualized.

4 Annualized.


8 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of December 31, 2005

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities:

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

* Delayed-delivery security

/ 144A Security; restricted but deemed liquid

= All or a portion of this security is held as collateral for futures contracts and delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
  99.6%  MUNICIPAL
         SECURITIES                                   13,163,744      13,163,744
--------------------------------------------------------------------------------
  99.6%  TOTAL INVESTMENTS                            13,163,744      13,163,744

   0.4%  OTHER ASSETS AND
         LIABILITIES                                                      59,379
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                   13,223,123

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       MUNICIPAL SECURITIES 99.6% of net assets

       ALABAMA 1.4%

       ALABAMA IDA
    +@ IDRB (Scientific Utilization)
         Series 1996
         3.76%, 01/07/06                                   1,620           1,620

       BESSEMER MEDICAL CLINIC BOARD
  +~@/ RB Series 1990A
         2.80%, 06/15/06                                  14,725          14,725

       BIRMINGHAM PUBLIC EDUCATIONAL
       BUILDING AUTH
    +@ Student Housing RB
         Series 2005A
         3.51%, 01/07/06                                   6,415           6,415

       BIRMINGHAM SPECIAL CARE
       FACILITIES FINANCING AUTH
    +@ Health Care Facility RB (Eastern
         Health System) Series 2003A
         3.52%, 01/07/06                                  36,350          36,350

       DAPHNE UTILITIES BOARD
   +~@ Water, Gas and Sewer Refunding
         RB Series 2000
         3.54%, 01/07/06                                   7,630           7,630

       DECATUR IDB
     @ Exempt Facilities Refunding RB
         (Nucor Steel Decatur)
         Series 2003A
         3.63%, 01/07/06                                  17,000          17,000

       DOTHAN IDB
    +@ IDRB (Baxley Blowpipe)
         Series 1997
         4.26%, 01/07/06                                     100             100

       FT PAYNE IDA
    +@ IDRB (Charleston Hosiery)
         Series 1997
         3.62%, 01/07/06                                     800             800

       HEALTH CARE AUTH FOR BAPTIST
       HEALTH
   +~@ Notes Series 2005A
         3.61%, 01/07/06                                  46,000          46,000

       HOOVER BOARD OF EDUCATION
  +~@/ Capital Outlay TAN Series 2001
         3.54%, 01/07/06                                  14,810          14,810


                                                          See financial notes. 9

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       INDIAN SPRINGS VILLAGE
    +@ RB (Joseph Bruno Montessori
         Academy) Series 1999
         3.65%, 01/07/06                                   1,190           1,190

       MONTGOMERY DOWNTOWN
       REDEVELOPMENT AUTH
     @ Bonds (Southern Poverty Law
         Center) Series 2000
         3.66%, 01/07/06                                  15,000          15,000

       SCOTTSBORO
    +@ School Warrants Series 1997
         3.50%, 01/07/06                                   3,430           3,430

       STEVENSON IDB
    +@ Environmental Improvement
         RB (Mead Corp)
         Series 1997
         3.55%, 01/07/06                                  17,300          17,300

       TUSCALOOSA CNTY
    +@ IDRB (Knight Specialties)
         Series 1998
         3.70%, 01/07/06                                     885             885
                                                                     -----------
                                                                         183,255
       ALASKA 0.1%

       ALASKA HOUSING FINANCE CORP
   ~@/ General Mortgage RB
         Series 2002A
         3.56%, 01/07/06                                   5,995           5,995
   ~@/ Mortgage RB Series 1999A-2
         3.58%, 01/07/06                                   5,785           5,785

       ALASKA INDUSTRIAL DEVELOPMENT
       AND EXPORT AUTH
  +~@/ Revolving Fund Bonds
         Series 1997A
         3.59%, 01/07/06                                   4,850           4,850
                                                                     -----------
                                                                          16,630
       ARIZONA 1.0%

       ARIZONA SCHOOL FACILITIES BOARD
  +~@/ State School Trust RB
         Series 2004A
         3.56%, 01/07/06                                   4,995           4,995

       ARIZONA TRANSPORTATION BOARD
   ~@/ Highway Refunding RB
         Series 2005A
         3.56%, 01/07/06                                   3,365           3,365

       CHANDLER IDA
    +@ IDRB (South Bay Circuits)
         Series 1999A
         3.65%, 01/07/06                                   1,300           1,300

       DEER VALLEY UNIFIED SD NO. 97
     + School Improvement Bonds
         (Project of 2004)
         Series 2005A
         2.64%, 07/01/06                                  10,000          10,067

       DOWNTOWN PHOENIX HOTEL CORP
  +~@/ Subordinate RB Series 2005B
         3.58%, 01/04/06                                  21,360          21,360

       MARICOPA CNTY IDA
    +@ M/F Mortgage Refunding RB
         (San Fernando Apts)
         Series 2004
         3.60%, 01/07/06                                   7,750           7,750

       PHOENIX CIVIC IMPROVEMENT
       CORP
    +@ Subordinated Excise Tax RB
         (Airport Improvements)
         Series 1995
         3.58%, 01/07/06                                   1,000           1,000
  +~@/ Subordinated Excise Tax RB
         (Civic Expansion)
         Series 2005A
         3.55%, 01/07/06                                   4,675           4,675

       PHOENIX IDA
  +~@/ Government Office Lease
         Refunding RB (Capitol Mall
         LLC) Series 2005
         3.55%, 01/07/06                                   4,165           4,165
   ~@/ S/F Mortgage Draw-Down
         RB Series 2005A
         3.60%, 01/07/06                                  10,740          10,740

       PINE RIDGE VILLAGE/CAMPUS
       HEIGHTS LLC
   +~@ RB (Northern Arizona
         University) Series 2005
         3.53%, 01/04/06                                  20,000          20,000

       SALT RIVER PIMA-MARICOPA
       INDIAN COMMUNITY
    +@ Bonds Series 2005
         3.55%, 01/07/06                                   5,000           5,000


10 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       SUN DEVIL ENERGY CENTER
   +~@ RB (Arizona State University)
         Series 2004
         3.53%, 01/07/06                                  19,000          19,000

       YAVAPAI CNTY IDA
   +~@ Hospital RB (Yavapai Regional
         Medical Center)
         Series 1997B
         3.51%, 01/07/06                                  13,950          13,950
                                                                     -----------
                                                                         127,367
       ARKANSAS 0.1%

       ARKANSAS DEVELOPMENT
       FINANCE AUTH
    +@ IDRB (C&C Holding Co)
         Series 1998
         3.65%, 01/07/06                                     700             700

       INDEPENDENCE CNTY
    +@ IDRB (Townsends)
         Series 1996
         3.58%, 01/07/06                                   9,000           9,000
                                                                     -----------
                                                                           9,700
       CALIFORNIA 4.6%

       ACCESS LOANS FOR LEARNING
       STUDENT LOAN CORP
    +@ Student Loan Program RB
         Series II-A1
         3.56%, 01/07/06                                  35,000          35,000
    +@ Student Loan Program RB
         Series II-A2
         3.56%, 01/07/06                                  20,000          20,000
    +@ Student Loan Program RB
         Series II-A3
         3.56%, 01/07/06                                  23,700          23,700
    +@ Student Loan Program RB
         Sr Series II-A8
         2.83%, 06/01/06                                  33,300          33,300
    +@ Student Loan Program RB
         Sr Series II-A9
         3.45%, 01/07/06                                  74,000          74,000

       CALIFORNIA
    ~@ Economic Recovery Bonds
         Series 2004C-3
         3.72%, 01/07/06                                   5,700           5,700
    +@ GO Bonds Series 2004 B-2
         3.65%, 01/07/06                                   5,000           5,000
    +@ GO Bonds Series 2004A-3
         3.75%, 01/07/06                                  13,525          13,525
  +~@/ Various Purpose GO Bonds
         3.40%, 01/04/06                                     110             110

       CALIFORNIA DEPT OF WATER
       RESOURCES
    +@ Power Supply RB
         Series 2002B-1
         3.70%, 01/07/06                                   2,000           2,000
    +@ Power Supply RB
         Series 2002C-1
         3.55%, 01/07/06                                  54,305          54,305
    +@ Power Supply RB
         Series 2002C-17
         3.48%, 01/07/06                                   1,000           1,000

       CALIFORNIA HFA
   +~@ Home Mortgage RB
         Series 2002B
         3.80%, 01/07/06                                   4,000           4,000
   +~@ Home Mortgage RB
         Series 2002J
         3.78%, 01/07/06                                  17,870          17,870
   +~@ Home Mortgage RB
         Series 2003H
         3.52%, 01/07/06                                     925             925
    ~@ Home Mortgage RB
         Series 2003M
         3.55%, 01/04/06                                  34,300          34,300
    ~@ Home Mortgage RB
         Series 2005A
         3.55%, 01/07/06                                  20,000          20,000
    ~@ M/F Housing RB III
         Series 2002E
         3.53%, 01/07/06                                   2,805           2,805

       CALIFORNIA INFRASTRUCTURE AND
       ECONOMIC DEVELOPMENT BANK
   +~@   RB (Asian Art Museum
         Foundation of SF)
         Series 2005
         3.70%, 01/07/06                                   8,500           8,500

       CALIFORNIA STATEWIDE
       COMMUNITIES DEVELOPMENT
       AUTH
       TRAN Series 2005A-2
         2.62%, 06/30/06                                  12,500          12,583
       TRAN Series 2005A-3
         2.62%, 06/30/06                                   7,500           7,550


                                                         See financial notes. 11

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       TRAN Series 2005A-4
         2.63%, 06/30/06                                  30,000          30,197
       TRAN Series 2005A-4
         2.62%, 06/30/06                                  42,500          42,782
       TRAN Series 2005A-5
         2.63%, 06/30/06                                  18,000          18,118
       TRAN Series 2005A-5
         2.62%, 06/30/06                                  50,000          50,332

       IRVINE UPDATES IMPROVEMENT
       BOARD ASSESSMENT DISTRICT
    +@ Assessment District No. 97-17
         Limited Obligation
         Improvement Bonds
         3.62%, 01/07/06                                   3,175           3,175

       LOS ANGELES
       TRAN Series 2005
         2.68%, 06/30/06                                  60,000          60,380

       LOS ANGELES COMMUNITY
       REDEVELOPMENT AGENCY
    +@ M/F Housing RB (Wilshire
         Station Apts) Series 2003A
         3.76%, 01/03/06                                  21,500          21,500

       SOUTHERN CALIFORNIA
       METROPOLITAN WATER DISTRICT
    ~@ Water RB Series 2001C-2
         3.75%, 01/07/06                                  11,000          11,000
                                                                     -----------
                                                                         613,657
       COLORADO 4.8%

       ARAPAHOE CNTY
    +@ Refunding IDRB (Denver
         Jetcenter) Series 1997
         3.25%, 01/30/06                                   3,500           3,500

       ARVADA
   +~@ Water Enterprise RB
         Series 2001
         3.10%, 01/03/06                                   3,900           3,900

       BROOMFIELD URBAN RENEWAL
       AUTH
    +@ Tax Increment RB (Broomfield
       Event Center) Series 2005
         3.53%, 01/07/06                                  13,785          13,785

       CENTERRA METROPOLITAN
       DISTRICT NO. 1
    +@ RB Series 2004
         3.54%, 01/07/06                                  10,000          10,000

       COLORADO
       General Fund TRAN
         Series 2005A
         2.62%, 06/27/06                                 230,000         231,310

       COLORADO DEPT OF
       TRANSPORTATION
  +~@/ Refunding RAN Series 2004B
         3.55%, 01/07/06                                   4,745           4,745

       COLORADO HFA
    +@ Economic Development RB
         (Pemracs) Series 2000A
         3.65%, 01/07/06                                   3,150           3,150

       COLORADO STUDENT LOAN AUTH
   +~@ RB Series 1989A
         3.55%, 01/07/06                                  49,400          49,400
   +~@ Sr Bonds Series 1990A
         3.63%, 01/07/06                                  14,400          14,400
   +~@ Sr Lien RB Series 1999A-2
         3.55%, 01/07/06                                  28,400          28,400
   +~@ Sr Lien RB Series 1999A-3
         3.55%, 01/07/06                                  29,800          29,800

       DENVER CITY AND CNTY
    +@ Airport System RB
         Series 1992F
         3.55%, 01/07/06                                  17,475          17,475
    +@ Airport System RB
         Series 1992G
         3.55%, 01/07/06                                  17,925          17,925
  +~@/ Airport System RB
         Series 2005A
         3.55%, 01/07/06                                  22,462          22,462
   +~@ Airport System Refunding RB
         Series 2000B
         3.60%, 01/07/06                                  68,400          68,400
   +~@ Airport System Refunding RB
         Series 2000C
         3.55%, 01/07/06                                  50,000          50,000
   ~@/ GO Bonds (Justice System
         Facilities and Zoo)
         Series 2005
         3.55%, 01/07/06                                   9,350           9,350

       JEFFERSON CNTY SD
  +~@/   GO Bonds (SD No. R-1)
         Series 2004
         3.56%, 01/07/06                                   4,990           4,990


12 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       LOWRY ECONOMIC DEVELOPMENT
       AUTH
    +@ IDRB Series 2002B
         3.51%, 01/07/06                                  14,140          14,140
    +@ Refunding RB Series 2002A
         3.51%, 01/07/06                                  10,870          10,870

       PARK CREEK METROPOLITAN
       DISTRICT
   ~@/ Jr Subordinate Limited Property
         Tax Supported RB
         Series 2005
         3.55%, 01/07/06                                  13,250          13,250

       THOMPSON SD R2-J
   +~@ GO Bonds Series 2005
         3.55%, 01/07/06                                   4,220           4,220

       WESTMINSTER ECONOMIC
       DEVELOPMENT AUTH
    +@ Tax Increment RB (Westminster
         Plaza) Series 1997A
         3.65%, 01/07/06                                   6,145           6,145
                                                                     -----------
                                                                         631,617
       CONNECTICUT 0.9%

       CONNECTICUT HFA
  +~@/ Housing Draw Down Bonds
         Series 2004B
         3.56%, 01/07/06                                   6,765           6,765
  +~@/ S/F Mortgage Draw Down RB
         Series 2004B
         3.56%, 01/07/06                                 114,225         114,225
                                                                     -----------
                                                                         120,990
       DELAWARE 0.3%

       DELAWARE
   ~@/ GO Refunding Bonds
         Series 2005C
         3.55%, 01/07/06                                   5,845           5,845

       NEW CASTLE CNTY
    +@ Airport Facility RB (Flightsafety
         International) Series 2002
         3.55%, 01/07/06                                  16,600          16,600
    +@ M/F Rental Housing RB
         (Fairfield English Village)
         Series 2005
         3.60%, 01/07/06                                   8,500           8,500

       SUSSEX CNTY
    +@ IDRB (Perdue-Agrirecycle)
         Series 2000
         3.60%, 01/07/06                                   5,300           5,300
    +@ RB (Baywood) Series 1997A
         3.73%, 01/04/06                                   2,400           2,400
                                                                     -----------
                                                                          38,645
       DISTRICT OF COLUMBIA 1.3%

       DISTRICT OF COLUMBIA
    +@ Enterprise Zone RB (Crowell
         and Moring) Series 2001
         3.60%, 01/04/06                                   3,300           3,300
  +~@/ GO Refunding Bonds
         Series 1999B
         3.55%, 01/07/06                                  14,640          14,640
    +@ RB (American Psychological
         Association) Series 2003
         3.60%, 01/07/06                                   2,755           2,755
    +@ RB (St Coletta Special
         Education Public Charter
         School) Series 2005
         3.55%, 01/07/06                                   4,150           4,150

       DISTRICT OF COLUMBIA WATER AND
       SEWER AUTH
  +~@/ Public Utility Subordinated Lien
         RB Series 2003
         3.55%, 01/07/06                                  13,168          13,168

       METROPOLITAN WASHINGTON
       AIRPORTS AUTH
     + Airport System Revenue CP
         Series One A&B
         3.11%, 01/30/06                                  20,000          20,000
  +~@/ Airport System RB
         Series 2005A
         3.58%, 01/07/06                                  14,995          14,995
     + Flexible Term PFC Revenue
         Notes Series D
         3.20%, 02/13/06                                  30,000          30,000
     + Flexible Term PFC Revenue
         Notes Series A
         3.20%, 02/15/06                                   8,500           8,500
     + Flexible Term PFC Revenue
         Notes Series B
         3.30%, 03/15/06                                  22,500          22,500
     + Flexible Term PFC Revenue
         Notes Series C
         3.20%, 02/14/06                                  23,000          23,000


                                                         See financial notes. 13

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
  +~@/ RB Series 1997B
         3.59%, 01/07/06                                   1,655           1,655
  +~@/ RB Series 2001A
         3.59%, 01/07/06                                   5,870           5,870
   +~@ Refunding RB Series 2002C
         3.45%, 01/07/06                                   1,800           1,800
  +~@/ Refunding RB Series 2004D
         3.59%, 01/07/06                                   2,750           2,750
                                                                     -----------
                                                                         169,083
       FLORIDA 4.5%

       ALACHUA CNTY HEALTH FACILITIES
       AUTH
  +~@/ RB (Shands Hospital-University
         of Florida) Series 1992R
         3.54%, 01/07/06                                  11,540          11,540

       BREVARD CNTY HEALTH FACILITIES
       AUTH
    +@ RB (Wuesthoff Health
         Systems) Series 2004
         3.55%, 01/07/06                                   1,200           1,200

       BREVARD CNTY HFA
    +@ M/F Housing RB (Manatee
         Cove Apts) Series 2005
         3.55%, 01/07/06                                   5,715           5,715
    +@ M/F Housing Refunding RB
         (Shore View Apts)
         Series 1995
         3.55%, 01/07/06                                   1,900           1,900

       BROWARD CNTY EDUCATIONAL
       FACILITIES AUTH
    +@ RB (Nova Southeastern
         University) Series 2000A
         3.55%, 01/07/06                                   7,300           7,300

       BROWARD CNTY HFA
    +@ M/F Housing RB (Landings of
         Inverrary Apts) Series 1985
         3.45%, 01/07/06                                   2,500           2,500
    +@ M/F Housing RB (Sanctuary
         Apts) Series 1985
         3.45%, 01/07/06                                   2,000           2,000

       BROWARD CNTY SD
   +~@ School Board COP
         Series 2005B
         3.55%, 01/07/06                                  14,460          14,460

       CHARLOTTE CNTY
   +~@ Refunding RB Series 2003B
         3.55%, 01/07/06                                   5,600           5,600

       CHARLOTTE CNTY HFA
    +@ M/F Housing RB (Murdock
         Circle Apts) Series 2000
         3.51%, 01/07/06                                   3,220           3,220

       CLAY CNTY UTILITY AUTH
    +@ RB Series 2003A
         3.55%, 01/07/06                                   3,210           3,210

       COLLIER CNTY IDA
    +@ Educational Facilities RB
         (Community School of
         Naples) Series 2002
         3.55%, 01/07/06                                   2,100           2,100

       DADE CNTY IDA
    +@ IDRB (Michael-Ann Russell
         Jewish Community Center)
         Series 1997
         3.55%, 01/07/06                                   3,985           3,985
    +@ IDRB (South Florida Stadium
         Corp) Series 1985C
         3.55%, 01/04/06                                   1,050           1,050

       DAVIE
    +@ RB (United Jewish Community
         of Broward Cnty)
         Series 2003
         3.55%, 01/07/06                                   2,200           2,200

       ESCAMBIA HFA
  +~@/ S/F Mortgage RB
         Series 2001A
         3.63%, 01/07/06                                     100             100

       EUSTIS
    +@ RB Installment 1997A
         3.55%, 01/07/06                                   3,260           3,260

       FLORIDA BOARD OF EDUCATION
   ~@/ Capital Outlay Refunding
         Bonds Series 2005D
         3.54%, 01/07/06                                   2,600           2,600
  +~@/ Lottery RB Series 2005A
         3.55%, 01/07/06                                   1,200           1,200


14 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       FLORIDA DEVELOPMENT FINANCE
       CORP
    +@ IDRB (Sunshine State
         Christian Homes, Inc)
         Series 1999A3
         3.60%, 01/07/06                                   1,160           1,160
    +@ IDRB Enterprise Bond Program
         (Pioneer-Ram)
         Series 1998A3
         3.65%, 01/04/06                                     880             880

       FLORIDA HFA
    +@ Housing RB (Caribbean Key
         Apts) Series 1996F
         3.55%, 01/07/06                                     300             300
    +@ M/F Mortgage RB (Clarcona
         Groves Apts) Series 2005A
         3.44%, 01/04/06                                   1,000           1,000
    +@ M/F Mortgage RB (Pinnacle
         Pointe Apts) Series 2003N
         3.44%, 01/07/06                                   1,200           1,200
    +@ M/F Mortgage Refunding RB
         (Victoria Park Apts)
         Series 2002J-1
         3.51%, 01/07/06                                   1,570           1,570

       FLORIDA LOCAL GOVERNMENT
       FINANCE COMMISSION
     + Pooled TECP Series 1994A
         2.98%, 01/05/06                                  11,929          11,929

       GAINESVILLE
    +@ IDRB (Lifesouth Community
         Blood Centers) Series 1999
         3.55%, 01/04/06                                   5,220           5,220

       GREATER ORLANDO AVIATION AUTH
     + Airport Facilities Subordinated
         TECP Series B
         3.10%, 01/05/06                                  23,500          23,500

       GULF BREEZE
   +~@ Local Government Loan
         Program RB Series 1985E
         3.52%, 01/07/06                                   7,140           7,140

       HALIFAX HOSPITAL MEDICAL
       CENTER
    +@ RB (Florida Health Care Plan)
         Series 1998
         3.52%, 01/07/06                                   5,200           5,200

       HILLSBOROUGH CNTY AVIATION
       AUTH
     + Airport Facilities Subordinated
         TECP Series B
         3.14%, 02/16/06                                  47,476          47,476

       HILLSBOROUGH CNTY EDUCATIONAL
       FACILITIES AUTH
    +@ RB (University of Tampa)
         Series 2000
         3.60%, 01/07/06                                   5,300           5,300

       HILLSBOROUGH CNTY HFA
    +@ M/F Housing RB (Claymore
         Crossing Apts) Series 2005
         3.56%, 01/04/06                                   1,000           1,000

       HILLSBOROUGH CNTY IDA
    +@ Educational Facilities RB
         (Berkeley Preparatory
         School, Inc) Series 1999
         3.55%, 01/04/06                                   4,415           4,415
  +~@/ IDRB (University Community
         Hospital) Series 1994
         2.85%, 06/22/06                                  11,470          11,470
    +@ RB (Independent Day School)
         Series 2000
         3.60%, 01/07/06                                     900             900

       JACKSONVILLE ECONOMIC
       DEVELOPMENT COMMISSION
    +@ Educational Facilities RB
         (Episcopal High School)
         Series 2002
         3.55%, 01/07/06                                   5,400           5,400
    +@ Refunding RB (YMCA of
         Florida First Coast)
         Series 2003
         3.55%, 01/07/06                                   4,700           4,700

       JACKSONVILLE HEALTH FACILITIES
       AUTH
    +@ RB (River Garden/The Coves)
         Series 1994
         3.47%, 01/07/06                                   3,110           3,110

       LAKE SHORE HOSPITAL AUTH
    +@ Health Facility RB (Lake Shore
       Hospital) Series 1991
         3.55%, 01/07/06                                   3,000           3,000


                                                         See financial notes. 15

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       MANATEE CNTY HFA
    +@ M/F Housing RB (La Mirada
         Gardens) Series 2002A
         3.51%, 01/07/06                                   4,000           4,000
    +@ M/F Housing RB (Sabal Palm
         Harbor Apts) Series 2000A
         3.51%, 01/07/06                                   4,200           4,200

       MIAMI-DADE CNTY
       Solid Waste System RB
         Series 2005
  +~@/   3.55%, 01/07/06                                   5,480           5,480
  +~@/   3.55%, 01/07/06                                   5,460           5,460
   +~@ Water and Sewer System
         Refunding RB Series 2005
         3.51%, 01/07/06                                  63,000          63,000

       MIAMI-DADE CNTY IDA
    +@ RB (Belen Jesuit Preparatory
         School) Series 1999
         3.55%, 01/07/06                                   6,355           6,355
    +@ RB (Gulliver Schools)
         Series 2000
         3.60%, 01/07/06                                   3,800           3,800

       MIAMI-DADE CNTY SD
       RAN Series 2005
         2.62%, 06/27/06                                  25,000          25,163
       TAN Series 2005
         2.90%, 06/27/06                                  60,000          60,371

       ORANGE CNTY HFA
    +@ M/F Guaranteed Mortgage
         Refunding RB (Sundown
         Associates II) Series 1989A
         3.56%, 01/07/06                                   4,600           4,600
    +@ M/F Housing RB (Alta
         Westgate Apts)
         Series 2005C
         3.56%, 01/04/06                                   6,920           6,920
    +@ M/F Housing Refunding RB
         (Post Fountains At Lee Vista)
         Series 1997E
         3.58%, 01/07/06                                   1,000           1,000

       ORANGE CNTY IDA
    +@ IDRB (Central Florida YMCA)
         Series 2002A
         3.60%, 01/07/06                                   4,000           4,000
    +@ IDRB (Goodwill Industries of
         Central Florida) Series 1999
         3.55%, 01/07/06                                   6,000           6,000

       ORLANDO AND ORANGE CNTY
       EXPRESSWAY AUTH
   +~@ RB Series 2005D
         3.52%, 01/07/06                                   8,940           8,940

       PALM BEACH CNTY
    +@ Airport RB (Galaxy Aviation)
         Series 2000A
         3.60%, 01/04/06                                   8,000           8,000
    +@ RB (Norton Gallery and School
         of Art) Series 1995
         3.43%, 01/04/06                                   2,500           2,500

       PALM BEACH CNTY HFA
    +@ M/F Housing Refunding RB
         (Emerald Bay Club Apts)
         Series 2004
         3.54%, 01/07/06                                   7,000           7,000

       PALM BEACH CNTY SD
       Sales Tax Revenue CP
     +   3.12%, 02/13/06                                  58,000          58,000
     +   3.13%, 02/14/06                                  11,500          11,500

       PINELLAS CNTY EDUCATIONAL
       FACILITIES AUTH
    +@ RB (Shorecrest Preparatory
         School) Series 2001
         3.52%, 01/04/06                                     905             905
    +@ Refunding RB (Canterbury
         School of Florida)
         Series 2004
         3.52%, 01/07/06                                   4,510           4,510

       PINELLAS CNTY HFA
    +@ M/F Housing RB (Greenwood
         Apts) Series 2002A
         3.60%, 01/05/06                                   6,460           6,460

       PINELLAS CNTY IDA
    +@ RB (Pact) Series 2003
         3.55%, 01/07/06                                   7,200           7,200

       PINELLAS CNTY INDUSTRY COUNCIL
    +@ RB (Operation Par)
         Series 1999
         3.47%, 01/07/06                                   4,450           4,450

       PORT ST LUCIE
   +~@ Utility System Refunding RB
         Series 2004A
         3.53%, 01/07/06                                   3,000           3,000


16 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       REEDY CREEK IMPROVEMENT
       DISTRICT
  +~@/ Utilities Refunding RB
         Series 2003-2
         3.54%, 01/07/06                                   7,585           7,585

       SANTA ROSA CNTY
    +@ Health Facilities RB (Baptist
         Hospital) Series 2003
         3.55%, 01/07/06                                   7,185           7,185

       SUNSHINE STATE GOVERNMENTAL
       FINANCING COMMISSION
    +~ CP Revenue Notes (Miami-
         Dade Cnty Program)
         Series G
         2.95%, 01/07/06                                   6,439           6,439
    +~ TECP Series 1998A
         3.09%, 02/06/06                                  12,000          12,000

       TAMPA
    +@ Health Care Facilities RB
         (Lifelink Foundation)
         Series 1997
         3.55%, 01/07/06                                   4,700           4,700

       TAMPA BAY WATER AUTH
    +@ Utility System RB Series 2002
         3.60%, 01/07/06                                   6,700           6,700
                                                                     -----------
                                                                         588,433
       GEORGIA 4.1%

       ATLANTA
  +~@/ Airport General Refunding RB
         Series 2000A
         3.55%, 01/07/06                                  11,195          11,195
  +~@/ Airport General Refunding RB
         Series 2000C
         3.59%, 01/07/06                                   3,385           3,385
  +~@/ Airport General Refunding RB
         Series 2003RF-D
         3.59%, 01/07/06                                   6,180           6,180
  +~@/ Water and Wastewater RB
         Series 2004
         3.56%, 01/07/06                                   9,305           9,305

       ATLANTA DEVELOPMENT AUTH
  +~@/ Student Housing RB (Georgia
         State University)
         Series 2005A
         3.55%, 01/07/06                                   5,000           5,000

       ATLANTA URBAN RESIDENTIAL
       FINANCE AUTH
    +@ M/F Housing RB (Brentwood
         Creek Apts ) Series 1999
         3.60%, 01/04/06                                   4,320           4,320
    +@ M/F Housing RB (Brentwood
         Meadows Apts ) Series 1999
         3.60%, 01/04/06                                   2,865           2,865
    +@ M/F Housing RB (Brentwood
         Village Apts ) Series 1999
         3.60%, 01/04/06                                   5,810           5,810
    +@ M/F Housing RB (Capitol
         Gateway Apts Phase I)
         Series 2005
         3.63%, 01/07/06                                   4,125           4,125
    +@ M/F Housing RB (Carver
         Redevelopment Phase III)
         Series 2001
         3.60%, 01/04/06                                   1,375           1,375
    +@ M/F Housing RB (Delmonte/
         Brownlee Court)
         Series 2001A
         3.60%, 01/04/06                                   4,600           4,600
    +@ M/F Housing RB (Lindbergh
         City Center Apts)
         Series 2004
         3.58%, 01/07/06                                   5,000           5,000
    +@ M/F Housing RB (M St Apts)
         Series 2003
         3.58%, 01/07/06                                   7,000           7,000
    +@ M/F Housing RB (Peaks at
         West Atlanta Apts)
         Series 2001
         3.60%, 01/04/06                                   4,900           4,900
    +@ M/F Sr Housing RB (Big
         Bethel Village) Series 2001
         3.60%, 01/07/06                                   4,400           4,400

       ATLANTA WATER AND SEWER
       SYSTEM
   +~@ Water and Wastewater RB
         Series 2001C
         3.70%, 01/07/06                                  20,900          20,900

       AUGUSTA HOUSING AUTH
    +@ M/F Housing RB (G-Hope)
         Series 2001
         3.60%, 01/04/06                                   3,685           3,685


                                                         See financial notes. 17

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       BURKE CNTY DEVELOPMENT AUTH
  +~@/ Pollution Control RB (Georgia
         Power Co Plant Vogtle)
         Second Series 2005
         3.55%, 01/07/06                                  15,960          15,960

       CHEROKEE CNTY
    +@ IDRB (Universal Alloy Corp)
         Series 1996
         3.57%, 01/07/06                                   1,500           1,500

       CLAYTON CNTY DEVELOPMENT
       AUTH
    +@ IDRB (Wilson Holdings)
         Series 1998
         3.65%, 01/07/06                                     300             300

       CLAYTON CNTY HOUSING AUTH
    +@ M/F Housing RB (Hyde Park
         Club Apts) Series 1997
         3.65%, 01/04/06                                  11,895          11,895

       COBB CNTY HOUSING AUTH
    +@ M/F Housing RB (Walton
         Green Apts) Series 1995
         3.57%, 01/07/06                                  13,500          13,500
    +@ M/F Housing RB (Woodchase
         Village Apts) Series 2003
         3.63%, 01/07/06                                   4,000           4,000
    +@ M/F Housing Refunding RB
         (Walton Park Apts)
         Series 2000
         3.57%, 01/07/06                                  21,100          21,100

       COLUMBUS DEVELOPMENT AUTH
    +@ RB (Foundation Properties)
         Series 2002
         3.56%, 01/07/06                                  11,285          11,285

       COLUMBUS HOUSING AUTH
    +@ M/F Housing RB (Eagles
         Trace Apts) Series 2002
         3.60%, 01/07/06                                   6,200           6,200

       DALTON DEVELOPMENT AUTH
    +@ Revenue Certificates (Hamilton
         Health Care System)
         Series 2003B
         3.55%, 01/07/06                                   5,245           5,245

       DAWSON CNTY
    +@ IDRB (World Wide Mnfg)
         Series 1998
         3.62%, 01/07/06                                   1,950           1,950

       DEKALB CNTY DEVELOPMENT AUTH
    +@ RB (Arbor Montessori School)
         Series 1998
         3.55%, 01/07/06                                   1,100           1,100

       DEKALB CNTY HOUSING AUTH
    +@ M/F Housing RB (Brittany
         Apts) Series 2001
         3.60%, 01/07/06                                   8,000           8,000
    +@ M/F Housing RB (Eagles
         Trace Apts) Series 1996
         3.55%, 01/07/06                                   8,650           8,650
    +@ M/F Housing RB (Mountain
         Crest Apts) Series 2002
         3.60%, 01/07/06                                   7,775           7,775
    +@ M/F Housing RB (Villas of
         Friendly Heights Apts)
         Series 2001
         3.60%, 01/04/06                                   3,520           3,520
    +@ M/F Housing RB (Wesley Club
         Apts) Series 2002
         3.60%, 01/04/06                                   5,945           5,945

       DEKALB CNTY PUBLIC SAFETY AND
       JUDICIAL FACILITIES AUTH
   ~@/ RB Series 2004A
         3.56%, 01/07/06                                  17,895          17,895

       EFFINGHAM CNTY IDA
    +@ RB (TEMCOR) Series 2001
         3.60%, 01/04/06                                   3,355           3,355

       FULTON CNTY
  +~@/ Water and Sewerage RB
         Series 2004
         3.42%, 01/07/06                                  10,000          10,000

       FULTON CNTY DEVELOPMENT AUTH
    +@ RB (Atlanta International School)
         Series 1997
         3.55%, 01/07/06                                   2,400           2,400
    +@ RB (Trinity School) Series 2001
         3.55%, 01/04/06                                   7,000           7,000

       FULTON-DEKALB HOSPITAL AUTH
  +~@/ Refunding Revenue Certificates
         Series 2003
         3.55%, 01/07/06                                   4,995           4,995

       GAINESVILLE REDEVELOMENT AUTH
    +@ Educational Facilities RB
         (Riverside Military Academy)
         Series 1999
         3.52%, 01/07/06                                     200             200


18 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       GEORGIA
   ~@/ GO Bonds Series 1998B
         3.56%, 01/07/06                                  20,245          20,245
   ~@/ GO Bonds Series 2002B
         3.55%, 01/07/06                                   1,100           1,100
   ~@/ GO Bonds Series 2005A
         3.55%, 01/07/06                                   6,830           6,830

       GORDON CNTY DEVELOPMENT
       AUTH
    +@ RB (Constantine Dyeing)
         Series 2001
         3.60%, 01/07/06                                   1,890           1,890

       HOUSTON CNTY DEVELOPMENT
       AUTH
    +@ IDRB (Douglas Asphalt Co)
         Series 2000
         3.60%, 01/07/06                                   1,500           1,500

       JEFFERSON CNTY DEVELOPMENT
       AUTH
    +@ IDRB (Grove River Mills)
         Series 1997
         3.62%, 01/07/06                                   1,500           1,500

       LAURENS CNTY DEVELOPMENT
       AUTH
    +@ Solid Waste Disposal RB
         (Southeast Paper
         Manufacturing Co)
         Series 1993
         3.60%, 01/07/06                                  25,000          25,000
    +@ Solid Waste Disposal RB
         (Southeast Paper
         Manufacturing Co)
         Series 1997
         3.60%, 01/07/06                                  26,000          26,000

       LAWRENCEVILLE HOUSING AUTH
   +@/ M/F Housing RB (Chatham
         Club Apts) Series 2002
         3.59%, 01/07/06                                   7,700           7,700

       LOWNDES CNTY DEVELOPMENT
       AUTH
    +@ M/F Housing RB (FMPH
         Valdosta) Series 1999
         3.60%, 01/04/06                                   4,625           4,625

       MACON-BIBB CNTY HOSPITAL AUTH
    +@ Revenue Anticipation
         Certificates (Medical Center
         of Central Georgia)
         Series 1998
         3.55%, 01/07/06                                   4,000           4,000

       MARIETTA HOUSING AUTH
    +@ M/F Housing RB (Walton
         Village Apts) Series 2005
         3.65%, 01/07/06                                  14,300          14,300

       METROPOLITAN ATLANTA RAPID
       TRANSIT AUTH
       Sales Tax Revenue CP BAN
         (Third Indenture)
         Series 2004A
     +   3.10%, 02/07/06                                   5,000           5,000
     +   3.12%, 02/09/06                                   5,000           5,000
     + Sales Tax Revenue CP BAN
         (Third Indenture)
         Series 2004B
         3.11%, 02/07/06                                   9,500           9,500

       MILLER CNTY DEVELOPMENT AUTH
    +@ IDRB (Birdsong Corp)
         Series 2000
         3.60%, 01/07/06                                   2,500           2,500

       MUNICIPAL GAS AUTH OF GEORGIA
    +@ Gas RB (Gas Portfolio III)
         Series B
         3.57%, 01/07/06                                  54,900          54,900

       POOLER DEVELOPMENT AUTH
    +@ M/F Housing RB (Alta Towne
         Lake Apts) Series 2005
         3.60%, 01/07/06                                  19,500          19,500

       SAVANNAH ECONOMIC
       DEVELOPMENT AUTH
    +@ Exempt Facility RB (Georgia
         Kaolin Terminal) Series 1997
         3.60%, 01/07/06                                  11,000          11,000
    +@ Exempt Facility RB (Home
         Depot) Series 1995B
         3.59%, 01/07/06                                   5,000           5,000
    +@ First Mortgage RB (Marshes of
         Skidaway Island)
         Series 2003C
         3.56%, 01/07/06                                  10,200          10,200


                                                         See financial notes. 19

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       SAVANNAH HOUSING AUTH
    +@ M/F Housing RB (Indigo
         Pointe Apts) Series 2001A-1
         3.60%, 01/04/06                                   3,500           3,500
    +@ M/F Housing RB (Live Oak
         Plantation Apts)
         Series 2001A-1
         3.60%, 01/04/06                                   2,500           2,500

       SUMMERVILLE DEVELOPMENT
       AUTH
    +@ Exempt Facility RB (Image
         Industries) Series 1997
         3.61%, 01/07/06                                  11,000          11,000

       THOMASVILLE HOSPITAL AUTH
    +@ Revenue Anticipation
         Certificates (John D.
         Archbold Memorial
         Hospital) Series 2003
         3.55%, 01/07/06                                   5,800           5,800

       WALTON CNTY DEVELOPMENT
       AUTH
    +@ RB (Tucker Door and Trim
         Corp) Series 2000
         3.70%, 01/04/06                                   2,600           2,600

       WEBSTER CNTY IDA
    +@ IDRB (Tolleson Lumber Co)
         Series 1999
         3.57%, 01/07/06                                   4,000           4,000

       WHITFIELD CNTY DEVELOPMENT
       AUTH
    +@ RB (Product Concepts
         Residential) Series 2001
         3.60%, 01/04/06                                     240             240

       WINDER-BARROW INDUSTRIAL
       BUILDING AUTH
    +@ IDRB (Progress Container
         Corp) Series 2000
         3.60%, 01/04/06                                   2,405           2,405

       WORTH CNTY
    +@ Refunding IDRB (Seabrook
         Peanut Co) Series 1996B
         3.60%, 01/07/06                                   1,300           1,300
                                                                     -----------
                                                                         548,450
       HAWAII 0.2%

       HAWAII
  +~@/ GO Bonds Series 2002CZ
         3.55%, 01/07/06                                   5,900           5,900
  +~@/ Special Purpose Refunding
         RB (Hawaiian Electric Co)
         Series 2000
         3.59%, 01/07/06                                   9,095           9,095

       HAWAII HOUSING FINANCE AND
       DEVELOPMENT CORP
   ~@/ S/F Mortgage Purchase RB
         3.66%, 01/07/06                                   2,535           2,535

       HONOLULU CITY AND CNTY
  +~@/ GO Bonds Series 2003A
         3.56%, 01/07/06                                  14,995          14,995
                                                                     -----------
                                                                          32,525
       IDAHO 0.4%

       IDAHO
       TAN Series 2005
         2.64%, 06/30/06                                  50,000          50,327

       IDAHO STATE UNIVERSITY
       FOUNDATION
    +@ RB (LE and Thelma E.
         Stephens Performing Arts
         Center) Series 2001
         3.53%, 01/07/06                                   3,955           3,955
                                                                     -----------
                                                                          54,282
       ILLINOIS 7.9%

       AURORA
    +@ M/F Housing Refunding RB
         (Apts of Fox Valley Villages)
         Series 1999A
         3.59%, 01/07/06                                   9,445           9,445

       CAROL STREAM
    +@ M/F Housing Refunding RB
         (St Charles Square)
         Series 1997
         3.63%, 01/07/06                                   4,415           4,415

       CHICAGO
       Chicago O'Hare International
         Airport CP Series 2005
     +   2.85%, 01/18/06                                  39,091          39,091
     +   3.25%, 01/06/06                                  38,118          38,118
     +   3.20%, 01/10/06                                  32,000          32,000


20 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
   ~@/ Collateralized S/F Mortgage
         RB Series 1999A
         3.66%, 01/07/06                                   1,610           1,610
  +~@/ GO Bonds Series 2003C
         3.55%, 01/07/06                                   5,000           5,000
       GO Project and Refunding
         Bonds Series 2005B
  +~@/   3.42%, 01/04/06                                  13,610          13,610
  +~@/   3.55%, 01/07/06                                   8,200           8,200
    +@ M/F Housing RB (Central
         Station Senior Housing)
         Series 2004
         3.56%, 01/07/06                                   9,500           9,500
    +@ M/F Housing RB (Central
         Station) Series 2004A
         3.56%, 01/07/06                                  25,170          25,170
  +~@/ Midway Airport RB
         Series 1998C
         3.56%, 01/07/06                                  24,480          24,480
   +~@ O'Hare International Airport
         General Airport Third Lien
         RB Series 2005A
         3.56%, 01/07/06                                  20,620          20,620
   +~@ O'Hare International Airport
         General Airport Third Lien
         Refunding RB Series 2005B
         3.55%, 01/07/06                                  11,490          11,490
  +~@/ Sales Tax Refunding RB
         Series 2005
         3.42%, 01/07/06                                   9,745           9,745
   ~@/ Sr Lien Water RB Series 2000
         3.56%, 01/07/06                                  12,975          12,975

       CHICAGO BOARD OF EDUCATION
  +~@/ Unlimited Tax GO Bonds
         Series 1997
         3.55%, 01/07/06                                   7,120           7,120

       CHICAGO O'HARE INTERNATIONAL
       AIRPORT
    +@ General Airport Second Lien
         RB Series 1988B
         3.53%, 01/07/06                                  12,300          12,300
    +@ General Airport Second Lien
         RB Series 1994B
         3.62%, 01/07/06                                  41,484          41,484
  +~@/ General Airport Third Lien
         Refunding RB
         Series 2003A-2
         3.60%, 01/07/06                                   5,295           5,295
  +~@/ General Airport Third Lien
         Refunding RB
         Series 2003B-2
         3.58%, 01/07/06                                  10,800          10,800
       Second Lien Passenger
         Facility Charge RB
         Series 2001A
  +~@/   3.59%, 01/04/06                                  11,070          11,070
  +~@/   3.59%, 01/07/06                                   6,315           6,315
    +@ Special Facilities RB (O'Hare
         Tech Center II) Series 2002
         3.56%, 01/07/06                                  15,500          15,500
    +@ Special Facility Refunding RB
         (Lufthansa German Airlines)
         Series 2001
         3.54%, 01/04/06                                  43,770          43,770

       COOK CNTY
    +@ RB (Bernard Zell Anshe Emet
         Day School) Series 2005
         3.53%, 01/04/06                                   7,700           7,700
    +@ RB (Catholic Theological
         Union) Series 2005
         3.53%, 01/07/06                                   4,000           4,000

       EAST DUNDEE, KANE AND COOK
       COUNTIES
    +@ IDRB (Otto Engineering)
         Series 1998
         3.59%, 01/07/06                                   1,685           1,685

       ELMHURST
    +@ IDRB (Elm Machining Corp)
         Series 1997
         3.68%, 01/07/06                                   1,460           1,460

       HAMPSHIRE
    +@ IDRB (Poli-Film America)
         Series 1998A
         3.62%, 01/07/06                                   2,500           2,500

       ILLINOIS
  +~@/ Civic Center Bonds
         Series 1991
         3.61%, 01/07/06                                   2,940           2,940
       GO Bonds (Illinois First)
         Series 2000
  +~@/   3.56%, 01/07/06                                  14,000          14,000
  +~@/   3.56%, 01/07/06                                  19,575          19,575


                                                         See financial notes. 21

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       GO Bonds (Illinois First)
         Series 2002
  +~@/   3.56%, 01/07/06                                  12,375          12,375
  +~@/   3.56%, 01/07/06                                  14,125          14,125
   ~@/ GO Bonds Series 2004A
         3.55%, 01/07/06                                   6,675           6,675
  +~@/ GO Bonds Series 2005
         3.55%, 01/07/06                                   6,500           6,500

       ILLINOIS DEVELOPMENT FINANCE
       AUTH
    +@ Economic Development RB
         (Korex Corp) Series 1990
         3.65%, 01/07/06                                   4,000           4,000
  +~@/ Gas Supply Refunding RB
         (People's Gas) Series 2003E
         3.61%, 01/07/06                                  14,995          14,995
    +@ IDRB (Arc-Tronics)
         Series 1999
         3.63%, 01/07/06                                   1,785           1,785
    +@ IDRB (Camcraft Inc)
         Series 1993
         3.73%, 01/07/06                                   1,800           1,800
    +@ IDRB (Radiological Society of
         North America) Series 1997
         3.57%, 01/07/06                                   3,230           3,230
    +@ Qualified Residential Rental
         Bonds (River Oaks)
         Series 1989
         3.58%, 01/07/06                                  32,000          32,000
    +@ RB (American College of
         Surgeons) Series 1996
         3.55%, 01/06/06                                  13,100          13,100
    +@ RB (Aurora Central Catholic
         High School) Series 1994
         3.78%, 01/04/06                                   1,000           1,000
    +@ RB (Carmel High School)
         Series 2003
         3.53%, 01/07/06                                   6,200           6,200
    +@ RB (Catholic Charities Housing
         Development Corp)
         Series 1993A
         3.68%, 01/07/06                                   9,160           9,160
    +@ RB (Catholic Charities Housing
         Development Corp)
         Series 1993B
         3.68%, 01/07/06                                     910             910
    +@ RB (Chicago Academy of
         Sciences) Series 1997
         3.53%, 01/07/06                                   2,615           2,615
    +@ RB (Chicago Academy of
         Sciences) Series 1998
         3.53%, 01/07/06                                   5,700           5,700
    +@ RB (Illinois Institute of
         Technology) Series 2004
         3.53%, 01/07/06                                   2,500           2,500
    +@ RB (Joan W. and Irving B.
         Harris Theater For Music
         and Dance) Series 2005
         3.53%, 01/04/06                                   8,200           8,200
    +@ RB (Lake Forest Academy)
         Series 1994
         3.53%, 01/07/06                                   4,000           4,000
    +@ RB (Lake Forest Country Day
         School) Series 2005
         3.53%, 01/07/06                                   4,000           4,000
    +@ RB (Loyola Academy)
         Series 2001
         3.53%, 01/07/06                                  10,000          10,000
    +@ RB (Perspectives Charter
         School) Series 2003
         3.53%, 01/07/06                                   5,500           5,500
   +~@ RB (Presbyterian Home Lake
         Forest Place) Series 1996A
         3.53%, 01/07/06                                  23,350          23,350
    +@ RB (Presbyterian Homes Two
         Arbor Lane) Series 2001
         3.53%, 01/04/06                                   9,000           9,000
    +@ RB (Richard H. Driehaus
         Museum) Series 2005
         3.53%, 01/07/06                                   3,800           3,800
    +@ RB (Sacred Heart Schools)
         Series 2003
         3.53%, 01/07/06                                   7,100           7,100
    +@ RB (Slovak American
         Charitable Association)
         Series 2000
         3.53%, 01/04/06                                   7,615           7,615
   +@/ RB (St Ignatius College Prep)
         Series 2002
         3.53%, 01/07/06                                   2,800           2,800
    +@ RB (St Ignatius College)
         Series 1994
         3.53%, 01/07/06                                  12,000          12,000


22 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
    +@ RB (Wheaton Academy)
         Series 1998
         3.53%, 01/07/06                                   9,000           9,000
   +~@ Water Facilities Refunding RB
         (Illinois-American Water Co)
         Series 2002
         3.63%, 01/07/06                                   5,000           5,000

       ILLINOIS EDUCATION FACILITY AUTH
    +@ RB (Chicago Historical Society)
         Series 1989
         3.58%, 01/07/06                                   7,600           7,600
   ~@/ RB (Northwestern University)
         Series 2003
         3.55%, 01/07/06                                   7,010           7,010
  +~@/ RB (Shedd Aquarium)
         Series 1997
         3.54%, 01/07/06                                   2,000           2,000

       ILLINOIS FINANCE AUTH
    +@ RB (Spertus Institute of Jewish
         Studies) Series 2005
         3.52%, 01/04/06                                  21,070          21,070

       ILLINOIS HEALTH FACILITIES AUTH
    +@ RB (Bensenville Home Society)
         Series 1989A
         3.52%, 01/07/06                                   1,975           1,975
  +~@/ RB (Ingalls Health System)
         Series 1994
         3.55%, 01/07/06                                  29,930          29,930
    +@ RB (Villa St Benedict)
         Series 2003B
         3.62%, 01/07/06                                   5,700           5,700
    +@ RB (Washington and Jane Smith
         Home) Series 1991
         3.58%, 01/07/06                                   2,600           2,600

       ILLINOIS HOUSING DEVELOPMENT
       AUTH
    +@ M/F Mortgage Refunding RB
         (Hyde Park Tower Apts)
         Series 2000A
         3.63%, 01/04/06                                   4,500           4,500

       ILLINOIS STUDENT ASSISTANCE
       COMMISSION
    +@ Student Loan RB Series 1996A
         3.55%, 01/07/06                                   1,200           1,200

       ILLINOIS TOLL HIGHWAY AUTH
  +~@/ Sr Priority RB Series 2005A
         3.55%, 01/07/06                                  43,235          43,235

       LOMBARD
    +@ Refunding IDRB (B&H
         Partnership) Series 1995
         3.91%, 01/07/06                                   1,850           1,850

       METROPOLITAN PIER AND
       EXPOSITION AUTH
  +~@/ Refunding Bonds (McCormick
         Place Expansion)
         Series 1998A
         3.56%, 01/07/06                                  14,355          14,355
  +~@/ Refunding Bonds (McCormick
         Place Expansion)
         Series 1999A-C
         3.56%, 01/07/06                                   9,790           9,790
  +~@/ Refunding Bonds (McCormick
         Place Expansion)
         Series 2002B
         3.54%, 01/07/06                                  18,490          18,490

       METROPOLITAN WATER
       RECLAMATION DISTRICT OF
       GREATER CHICAGO
    ~@ Unlimited Tax GO Refunding
         Bonds Series 2002A
         3.50%, 01/07/06                                     800             800

       MONTGOMERY SPECIAL SERVICE
       AREA NO. 10
    +@ Special Tax Bonds (Blackberry
         Crossing West) Series 2004
         3.53%, 01/07/06                                  18,183          18,183

       PALATINE
    +@ Special Facility Limited
         Obligation RB (Little City for
         Community Development)
         Series 1998
         3.53%, 01/07/06                                   5,000           5,000

       REGIONAL TRANSPORATION AUTH
       COOK, DUPAGE, KANE, LAKE,
       MCHENRY & WILL COUNTIES
  +~@/ GO Bonds Series 2005A
         3.55%, 01/07/06                                  29,215          29,215

       REGIONAL TRANSPORTATION AUTH
  +~@/ GO Refunding Bonds
         Series 1999
         3.56%, 01/07/06                                  21,785          21,785


                                                         See financial notes. 23

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       ROCKFORD
    +@ IDRB (Ring Can Corp)
         Series 1998
         3.60%, 01/07/06                                     940             940
    +@ IDRB (Rockford Industrial
         Welding Supply) Series 1996
         3.68%, 01/07/06                                   2,000           2,000

       SCHAUMBURG
  +~@/ GO Bonds Series 2004B
         3.55%, 01/07/06                                  10,825          10,825

       SOUTHWESTERN ILLINOIS
       DEVELOPMENT AUTH
    +@ Refunding IDRB (Holten Meat)
         Series 2004
         3.65%, 01/07/06                                   6,860           6,860

       UNIVERSITY OF ILLINOIS
  +~@/ Auxiliary Facilities RB
         Series 1999A
         3.54%, 01/07/06                                   3,500           3,500

       WHEELING
    +@ M/F Housing Refunding RB
         (Woodland Creek Apts II)
         Series 2002
         3.56%, 01/07/06                                  17,655          17,655

       WILL-KANKAKEE REGIONAL
       DEVELOPMENT AUTH
    +@ IDRB (Toltec Steel Services)
         Series 2002
         3.59%, 01/07/06                                   6,730           6,730

       WOODRIDGE
   +~@ M/F Housing Refunding RB
         (Hinsdale Lake Terrace Apts)
         Series 1990
         3.56%, 01/06/06                                  20,760          20,760

       YORKVILLE
    +@ IDRB (FE Wheaton and Co)
         Series 1996
         3.68%, 01/07/06                                     950             950
                                                                     -----------
                                                                       1,039,526
       INDIANA 1.3%

       BROWNBURG 1999 SCHOOL BLDG
       CORP
  +~@/ First Mortgage Refunding
         Bonds Series 2005B
         3.55%, 01/07/06                                  11,600          11,600

       ELKHART CNTY
    +@ Economic Development RB
         (West Plains Apts)
         Series 1998A
         3.58%, 01/04/06                                   1,800           1,800

       INDIANA DEVELOPMENT FINANCE
       AUTH
    +@ Environmental RB (PSI Energy)
         Series 2004A
         3.60%, 01/07/06                                  22,000          22,000
    +@ IDRB (Big Sky Park)
         Series 1999
         3.56%, 01/07/06                                   4,600           4,600
    +@ IDRB (Cives Corp)
         Series 1998
         3.57%, 01/07/06                                   7,150           7,150

       INDIANA EDUCATIONAL FACILITIES
       AUTH
    +@ RB (St Joseph's College)
         Series 2004
         3.52%, 01/07/06                                  11,835          11,835

       INDIANA FINANCE AUTH
    +@ Environmental RB (PSI
         Energy Inc) Series 2005B
         3.54%, 01/04/06                                  10,500          10,500

       INDIANA HEALTH FACILITY
       FINANCING AUTH
  +~@/ Hospital RB (Sisters of St
         Francis Health Services, Inc)
         Series 1999A
         3.55%, 01/07/06                                   7,605           7,605
   +~@ Insured RB Series 1985A
         3.58%, 01/07/06                                   3,280           3,280
     @ RB (Ascension Health Credit
         Group) Series 2001A-2
         2.72%, 06/01/06                                   9,000           9,000

       INDIANA HFA
   ~@/ S/F Mortgage RB
         Series 1998D-2
         3.66%, 01/07/06                                   9,995           9,995
   ~@/ S/F Mortgage RB
         Series 2000B-2
         3.68%, 01/07/06                                   4,780           4,780
   ~@/ S/F Mortgage RB
         Series 2002B
         3.59%, 01/07/06                                   3,000           3,000


24 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
    ~@ S/F Mortgage RB
         Series 2004B-2 and
         2005 C-2
         3.58%, 01/07/06                                   5,810           5,810

       INDIANAPOLIS
    +@ M/F Housing RB (Nora
         Pines Apts) Series 2001
         3.60%, 01/07/06                                   9,275           9,275
  +~@/ Thermal Energy System RB
         Series 2001A
         3.56%, 01/07/06                                   9,900           9,900

       INDIANAPOLIS LOCAL PUBLIC
       IMPROVEMENT BOND BANK
  +~@/ Bonds (Indianapolis Airport
         Auth) Series 2005B
         3.59%, 01/07/06                                   3,125           3,125
  +~@/ RB (Indianapolis Airport Auth)
         Series 2004I
         3.59%, 01/07/06                                  11,295          11,295

       MARION
    +@ Economic Development RB
         (Indiana Wesleyan University)
         Series 2000
         3.55%, 01/07/06                                   7,500           7,500

       ST JOSEPH CNTY
    +@ Economic Development RB
         (Corby Apts) Series 1997B
         3.63%, 01/04/06                                   3,430           3,430
    +@ Economic Development RB
         (Pin Oaks Apts)
         Series 1997A
         3.63%, 01/04/06                                   1,000           1,000
    +@ Economic Development RB
         (Western Manor Apts)
         Series 1997C
         3.63%, 01/07/06                                   2,130           2,130

       VIGO CNTY
    +@ Economic Development RB
         (Sisters of Providence)
         Series 2001
         3.58%, 01/07/06                                   3,500           3,500

       VINCENNES UNIVERSITY
    +@ Student Fee Bonds Series G
         3.58%, 01/07/06                                   5,730           5,730
                                                                     -----------
                                                                         169,840
       IOWA 1.4%

       IOWA
       TRAN Series 2005
         3.22%, 06/30/06                                  50,000          50,311

       IOWA HIGHER EDUCATION LOAN
       AUTH
    +@ Private College Facility RB
         (Graceland University)
         Series 2003
         3.60%, 01/07/06                                   2,000           2,000

       IOWA SCHOOL CORPORATIONS
       Cash Anticipation Program
         Warrant Certificates
         Series 2005-2006 A
     +   2.63%, 06/28/06                                  82,000          82,534
     +   2.68%, 06/28/06                                     220             221

       IOWA STUDENT LOAN LIQUIDITY
       CORP
   +~@ RB Series 1988B
         3.54%, 01/07/06                                  46,500          46,500

       TOBACCO SETTLEMENT AUTH
  +~@/ Asset-Backed Bonds Series C
         3.57%, 01/07/06                                   8,350           8,350
                                                                     -----------
                                                                         189,916
       KANSAS 0.8%

       DOUGLAS CNTY UNIFIED SD
       NO. 497
       GO Temporary Notes
         Series 2005-1
         2.64%, 07/12/06                                  32,200          32,424

       KANSAS DEPT OF TRANSPORTATION
   ~@/ Highway RB Series 1999
         3.56%, 01/07/06                                  37,500          37,500

       KANSAS DEVELOPMENT FINANCE
       AUTH
    +@ M/F Housing RB (Saddlewood
         Apts) Series 2004M
         3.62%, 01/07/06                                   6,400           6,400

       WICHITA
    +@ Airport Facility Refunding and
         Improvement RB (Flightsafety
         International) Series 1999-II
         3.55%, 01/07/06                                  26,170          26,170
                                                                     -----------
                                                                         102,494


                                                         See financial notes. 25

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       KENTUCKY 2.8%

       DAVIESS CNTY
     @ Solid Waste Disposal Facilities
         RB (Scott Paper Co)
         Series 1993A
         3.55%, 01/07/06                                  20,000          20,000

       ELIZABETHTOWN
    +@ IDRB (ALTEC) Series 1997
         3.55%, 01/07/06                                   3,000           3,000

       JEFFERSON CNTY
    +@ M/F Housing Refunding RB
         (Camden Brookside Apts)
         Series 2002
         3.57%, 01/07/06                                   8,900           8,900
    +@ Sports Stadium RB (University
         of Louisville Athletic
         Association) Series 1997
         3.65%, 01/07/06                                   2,100           2,100

       KENTUCKY ASSET/LIABILITY
       COMMISSION PROJECT
       General Fund TRAN
         Series 2005A
         2.67%, 06/28/06                                 225,000         226,421

       KENTUCKY HIGHER EDUCATION
       STUDENT LOAN CORP
   +~@ Insured RB Series 1991E
         3.45%, 01/07/06                                  12,600          12,600
   +~@ Insured RB Series 1996A
         3.45%, 01/07/06                                  23,850          23,850

       KENTUCKY HOUSING CORP
   ~@/ RB Series 1998B
         3.59%, 01/07/06                                  11,995          11,995
   ~@/ RB Series 1998F
         3.66%, 01/07/06                                  19,320          19,320
   ~@/ RB Series 2002A
         3.59%, 01/07/06                                   4,425           4,425

       LOUISVILLE AND JEFFERSON CNTY
       METROPOLITAN SEWER DISTRICT
  +~@/ Sewage and Drainage System
         RB Series 1999A
         3.56%, 01/07/06                                   6,115           6,115

       LOUISVILLE AND JEFFERSON CNTY
       REGIONAL AIRPORT AUTH
     @ Special Facilities RB
         Series 1999C
         3.77%, 01/07/06                                  21,000          21,000

       RICHMOND
    +@ IDRB (Mikron) Series 1995
         3.55%, 01/07/06                                   7,175           7,175
                                                                     -----------
                                                                         366,901
       LOUISIANA 2.5%

       CALCASIEU PARISH IDB
    +@ Refunding IDRB (Weingarten
         Realty Investors)
         Series 1995
         3.56%, 01/07/06                                   1,990           1,990

       ERNEST N. MORIAL-NEW ORLEANS
       EXHIBIT HALL AUTH
  +~@/ Sr Subordinate Special Tax
         Bonds Series 2003A
         3.58%, 01/07/06                                   4,995           4,995

       LAFAYETTE IDB
    +@ Refunding IDRB (Westwood
         Village) Series 1995
         3.56%, 01/07/06                                   3,735           3,735

       LAFAYETTE PUBLIC POWER AUTH
  +~@/ Electric Refunding RB
         Series 2003 A&B
         3.56%, 01/07/06                                   5,310           5,310

       LAKE CHARLES HARBOR AND
       TERMINAL DISTRICT
    +@ Dock and Wharf RB (Conoco
         Inc) Series 2000
         3.60%, 01/04/06                                  10,500          10,500

       LOUISIANA
  +~@/ GO Refunding Bonds
         Series 2005A
         3.55%, 01/07/06                                   6,275           6,275
       Gas and Fuels Tax RB
         Series 2005A
  +~@/   3.55%, 01/07/06                                  31,890          31,890
  +~@/   3.56%, 01/07/06                                   8,850           8,850

       LOUISIANA HFA
   ~@/ S/F Mortgage Refunding RB
         Series 2005A
         3.59%, 01/07/06                                  37,000          37,000


26 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       LOUISIANA LOCAL GOVERNMENT
       ENVIRONMENTAL FACILITIES AND
       COMMUNITY DEVELOPMENT AUTH
    +@ RB (University of Louisiana-
         Monroe) Series 2004A
         3.53%, 01/07/06                                   8,000           8,000
    +@ RB (University of Louisiana-
         Monroe) Series 2004C
         3.53%, 01/07/06                                  12,515          12,515

       LOUISIANA OFFSHORE TERMINAL
       AUTH
    +@ Deepwater Port Refunding RB
         First State Series 1992A
         3.55%, 01/07/06                                  10,000          10,000
    +@ Deepwater Port Refunding RB
         Series 2003B
         3.58%, 01/07/06                                   5,700           5,700

       LOUISIANA PUBLIC FACILITY AUTH
   +~@ Lease Purchase RB
         Series 2003
         3.61%, 01/07/06                                  30,000          30,000
    +@ RB (Tiger Athletic Foundation)
         Series 2004
         3.55%, 01/07/06                                  25,710          25,710

       NEW ORLEANS
  +~@/ GO Refunding Bonds
         Series 2005
         3.56%, 01/07/06                                   7,940           7,940

       NEW ORLEANS AVIATION BOARD
   +~@ Refunding Bonds Series 1993B
         3.60%, 01/07/06                                   4,560           4,560

       NEW ORLEANS IDB
    +@ M/F Housing RB (3700
         Orleans) Series 2000
         3.60%, 01/07/06                                  29,000          29,000

       ST JAMES PARISH
       Pollution Control Refunding
         RB (Texaco) Series 1988A
         3.15%, 02/14/06                                  49,030          49,030
       Pollution Control Refunding RB
         (Texaco) Series 1988B
         3.15%, 02/14/06                                  39,030          39,030
                                                                     -----------
                                                                         332,030
       MAINE 0.8%

       MAINE
       GO TAN
         2.70%, 06/30/06                                  22,500          22,640

       MAINE FINANCE AUTH
    +@ RB (Jackson Laboratory)
         Series 2002
         3.55%, 01/07/06                                   5,600           5,600
    +@ Solid Waste Disposal RB
         (Casella Waste Systems Inc)
         Series 2005
         3.57%, 01/04/06                                  12,500          12,500

       MAINE HOUSING AUTH
   ~@/ General Housing Draw Down
         Bonds Series 2005A
         3.56%, 01/07/06                                   7,415           7,415
   ~@/ General Housing Draw Down
         Bonds Series 2005B
         3.60%, 01/07/06                                  53,095          53,095
   ~@/ Mortgage Purchase Bonds
         Series 2002F-2
         3.60%, 01/07/06                                   3,705           3,705
                                                                     -----------
                                                                         104,955
       MARYLAND 0.5%

       MARYLAND
   ~@/ GO Bonds State and Local
         Facilities Loan of 2003 First
         Series A
         3.55%, 01/07/06                                   5,900           5,900

       MARYLAND COMMUNITY
       DEVELOPMENT ADMINISTRATION
   ~@/ S/F Program Bonds Third
         Series 1999
         3.66%, 01/07/06                                  32,335          32,335

       MARYLAND ECONOMIC
       DEVELOPMENT CORP
    +@ IDRB (Dixon Valve and
         Coupling Co) Series 1998
         3.62%, 01/07/06                                   1,390           1,390

       MARYLAND ENERGY FINANCING
       ADMINISTRATION
    +@ Limited Obligation Local
         District Cooling Facilities RB
         (Comfort Link) Series 2001
         3.60%, 01/04/06                                  10,000          10,000


                                                         See financial notes. 27

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       MONTGOMERY CNTY
   ~@/ GO Consolidated Public
         Improvement Refunding
         Bonds Series 2005A
         3.55%, 01/07/06                                   2,560           2,560

       MONTGOMERY CNTY HOUSING
       OPPORTUNITIES COMMISSION
    +@ Housing RB (Oakfield Apts)
         Series 2005I
         3.53%, 01/04/06                                  16,000          16,000
                                                                     -----------
                                                                          68,185
       MASSACHUSETTS 1.4%

       MASSACHUSETTS
  +~@/ GO Bonds Consolidated Loan
         Series 2001D
         3.54%, 01/07/06                                   2,785           2,785
   ~@/ GO Bonds Consolidated Loan
         Series 2004A
         3.55%, 01/07/06                                   2,495           2,495
  +~@/ GO Bonds Consolidated Loan
         Series 2005A
         3.40%, 01/04/06                                   5,500           5,500
   ~@/ GO Bonds Consolidated Loan
         Series 2005C
         3.53%, 01/07/06                                  10,200          10,200
    ~@ GO Refunding Bonds
         Series 2001C
         3.55%, 01/07/06                                     500             500
  +~@/ GO Refunding Bonds
         Series 2004A
         3.58%, 01/04/06                                  16,000          16,000
    ~@ GO Refunding Bonds
         Series 2005A
         3.50%, 01/07/06                                   1,000           1,000
  +~@/ Special Obligation Dedicated
         Tax RB Series 2005
         3.54%, 01/07/06                                  29,700          29,700
  +~@/ Special Obligation RB
         Consolidated Loan
         Series 2005A
         3.53%, 01/07/06                                   3,500           3,500

       MASSACHUSETTS BAY TRANSIT
       AUTH
  +~@/ General Transportation System
         Bonds Series 1999A
         3.53%, 01/07/06                                  10,000          10,000

       MASSACHUSETTS BAY
       TRANSPORTATION AUTH
   ~@/ Assessment Bonds
         Series 2005A
         3.55%, 01/07/06                                   1,000           1,000
   ~@/ Sr Sales Tax Bonds
         Series 2005A
         3.54%, 01/07/06                                   5,785           5,785
   ~@/ Sr Sales Tax RB
         Series 2005A
         3.53%, 01/07/06                                   6,905           6,905

       MASSACHUSETTS DEVELOPMENT
       FINANCE AGENCY
    +@ M/F Housing RB (Archstone
         Reading Apts) Series 2004A
         3.59%, 01/07/06                                   3,000           3,000
    +@ M/F Housing Refunding RB
         (Kensington at Chelmsford)
         Series 2002
         3.51%, 01/07/06                                     250             250
    +@ RB (FIBA Technologies)
         Series 2003
         3.59%, 01/07/06                                     200             200
    +@ RB (Fessenden School)
         Series 2001
         3.55%, 01/07/06                                   1,000           1,000
    +@ RB (Gordon College)
         Series 2002
         3.53%, 01/07/06                                     500             500
    +@ RB (YMCA of Greater Boston)
         Series 2004A
         3.53%, 01/07/06                                     900             900

       MASSACHUSETTS HEALTH AND
       EDUCATIONAL FACILITIES AUTH
  +~@/ RB (Baystate Medical Center)
         Series D
         3.55%, 01/07/06                                  25,800          25,800
   ~@/ RB (MIT) Series K
         3.54%, 01/07/06                                   6,710           6,710
  +~@/ RB (Winchester Hospital)
         Series D
         3.55%, 01/07/06                                   5,000           5,000
  +~@/ RB (Worcester City Campus
         Corp) Series 2005D
         3.53%, 01/07/06                                   4,790           4,790

       MASSACHUSETTS PORT AUTH
  +~@/ RB Series 2005 A&C
         3.55%, 01/07/06                                   6,950           6,950


28 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       MASSACHUSETTS SCHOOL
       BUILDING AUTH
  +~@/ Dedicated Sales Tax Bonds
         Series 2005A
         3.54%, 01/07/06                                  13,300          13,300

       MASSACHUSETTS TURNPIKE AUTH
  +~@/ Subordinate RB (Metropolitan
         Highway System)
         Series 1999A
         3.55%, 01/07/06                                   7,110           7,110

       MASSACHUSETTS WATER POLLUTION
       ABATEMENT TRUST
   ~@/ Pool Program Bonds Series 10
         3.54%, 01/07/06                                   3,840           3,840
   ~@/ Pool Program Bonds Series 5
         3.53%, 01/07/06                                   2,000           2,000
   ~@/ RB Subordinate Series 1999A
         3.53%, 01/04/06                                   5,500           5,500

       MASSACHUSETTS WATER
       RESOURCES AUTH
       General Refunding RB
         Series 2005A
  +~@/   3.55%, 01/07/06                                   3,088           3,088
  +~@/   3.53%, 01/07/06                                   2,200           2,200
                                                                     -----------
                                                                         187,508
       MICHIGAN 3.9%

       ALLEN PARK PUBLIC SCHOOLS
   ~@/ Unlimited Tax School Building
         Bonds Series 2003
         3.56%, 01/07/06                                  10,760          10,760

       ANN ARBOR ECONOMIC
       DEVELOPMENT CORP
    +@ Limited Obligation Refunding
         RB (Glacier Hills)
         Series 2000B
         3.53%, 01/07/06                                   8,330           8,330

       DETROIT
  +~@/ Sewage Disposal System RB
         Series 1999A
         3.56%, 01/07/06                                  34,650          34,650
  +~@/ Sewage Disposal System
         Second Lien RB
         Series 2001B
         3.59%, 01/07/06                                   4,260           4,260

       DETROIT SD
  +~@/ School Building and Site
         Improvement Bonds
         Series 2001A
         3.59%, 01/07/06                                   4,620           4,620
  +~@/ School Building and Site
         Improvement Refunding
         Bonds Series 2005A
         3.55%, 01/07/06                                   8,500           8,500

       GEORGETOWN ECONOMIC
       DEVELOPMENT CORP
    +@ Limited Obligation RB (Sunset
         Manor) Series 2000
         3.53%, 01/07/06                                   8,860           8,860

       GRAND RAPIDS ECONOMIC
       DEVELOPMENT CORP
    +@ Refunding RB (Amway Hotel
         Corp) Series 1991A
         3.61%, 01/07/06                                   8,755           8,755

       JACKSON CNTY HOSPITAL FINANCE
       AUTH
    +@ Refunding RB (W.A. Foote
         Memorial Hospital)
         Series 2005B
         3.53%, 01/07/06                                  10,000          10,000

       MICHIGAN
   ~@/ GO Notes Series 2006A
         3.58%, 01/04/06                                  60,000          60,000

       MICHIGAN HIGHER EDUCATION
       FACILITIES AUTH
    +@ Limited Obligation Refunding
         RB (Hope College)
         Series 2004
         3.56%, 01/07/06                                   3,805           3,805

       MICHIGAN JOB DEVELOPMENT
       AUTH
    +@ Limited Obligation RB
         (Frankenmuth Bavarian Inn
         Motor Lodge) Series 1985
         2.54%, 01/30/06                                   7,100           7,100

       MICHIGAN MUNICIPAL BOND AUTH
     + Revenue Notes (Detroit SD)
         Series C
         3.03%, 08/18/06                                  20,000          20,148


                                                         See financial notes. 29

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       Revenue Notes
         Series 2005B-1
         2.87%, 08/18/06                                  20,000          20,138

       MICHIGAN STRATEGIC FUND
    +@ Limited Obligation RB
         (Advance Plastics Corp)
         Series 1996
         3.68%, 01/07/06                                     870             870
    +@ Limited Obligation RB
         (American Cancer Society)
         Series 2000
         3.59%, 01/07/06                                   3,965           3,965
    +@ Limited Obligation RB (EPI
         Printers) Series 1997
         3.68%, 01/07/06                                     480             480
    +@ Limited Obligation RB (Mans)
         Series 1991
         3.68%, 01/07/06                                     210             210
    +@ Limited Obligation RB (Mans)
         Series 1998B
         3.68%, 01/07/06                                     695             695
    +@ Limited Obligation RB (United
         Machining) Series 1998
         3.68%, 01/07/06                                   4,000           4,000
  +~@/ Limited Obligation Refunding
         RB (Detroit Edison Co
         Pollution Control Bonds)
         Series 1999C
         3.58%, 01/07/06                                   9,245           9,245
  +~@/ Limited Obligation Refunding
         RB (Detroit Edison Co)
         Series 2003A
         3.60%, 01/07/06                                   5,995           5,995

       MICHIGAN TRUNK LINE FUND
  +~@/ Refunding Bonds Series 1998A
         3.54%, 01/07/06                                  46,666          46,666

       OAKLAND CNTY
    +@ Limited Obligation RB (Husky
         Envelope Products)
         Series 1999
         3.68%, 01/07/06                                   1,840           1,840
    +@ Limited Obligation RB (Pontiac
         Vision 2000 Schools)
         Series 2000
         3.57%, 01/07/06                                   8,300           8,300

       WAYNE CNTY
   +~@ Airport Jr Lien RB (Detroit
         Metropolitan Wayne Cnty
         Airport) Series 2001
         3.52%, 01/07/06                                  14,470          14,470
   +~@ Airport RB (Detroit
         Metropolitan Wayne Cnty
         Airport) Series 2002A
         3.54%, 01/07/06                                 135,970         135,970
   +~@ Airport Refunding RB (Detroit
         Metropolitan Wayne Cnty
         Airport) Series 1996B
         3.54%, 01/07/06                                  43,090          43,090

       WAYNE CNTY AIRPORT AUTH
  +~@/ Airport RB (Detroit
         Metropolitan Wayne Cnty
         Airport) Series 2005
         3.59%, 01/07/06                                  18,370          18,370
  +~@/ RB (Detroit Metropolitan
         Airport) Series 2005
         3.58%, 01/07/06                                   2,750           2,750
  +~@/ RB Series 2005
         3.59%, 01/07/06                                   3,640           3,640
                                                                     -----------
                                                                         510,482
       MINNESOTA 1.9%

       BLOOMINGTON PORT AUTH
   +~@ Special Tax Refunding RB
         (Mall of America)
         Series 1999B
         3.56%, 01/07/06                                  21,700          21,700

       BURNSVILLE
    +@ M/F Housing Refunding RB
         (Southwind Apts)
         Series 2004
         3.55%, 01/07/06                                   8,350           8,350

       EDEN PRAIRIE
    +@ M/F Housing RB (Eden Prairie
         Leased Housing Associates I)
         Series 2003A
         3.61%, 01/07/06                                   6,000           6,000

       HENNEPIN CNTY
     @ GO Refunding Bonds
         Series 1996C
         3.65%, 01/07/06                                     650             650


30 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       HENNEPIN CNTY HOUSING AND
       REDEVELOPMENT AUTH
   +@/ M/F Housing Refunding RB
         (Stone Arch Apts)
         Series 2002
         3.60%, 01/07/06                                   2,800           2,800

       INVER GROVE HEIGHTS
    +@ Sr Housing Refunding RB
         (PHM/Inver Grove, Inc)
         Series 2005
         3.55%, 01/07/06                                   6,000           6,000

       MENDOTA HEIGHTS
    +@ Refunding IDRB (Dakota
         Business Plaza)
         Series 2000
         3.73%, 01/07/06                                   2,300           2,300

       MINNEAPOLIS-ST PAUL
       METROPOLITAN AIRPORTS
       COMMISSION
  +~@/ RB Series 2000B
         3.59%, 01/07/06                                   5,225           5,225
  +~@/ Subordinate Refunding RB
         Series 2005B
         3.59%, 01/07/06                                   6,000           6,000

       MINNESOTA
       COP (Minnesota SD Credit
         Enhancement Program)
         Series 2005
         4.00%, 09/12/06                                  30,000          30,211

       MINNESOTA AGRICULTURAL AND
       ECONOMIC DEVELOPMENT BOARD
    +@ RB (Evangelical Lutheran Good
         Samaritan Society)
         Series 1996
         3.56%, 01/07/06                                   7,200           7,200

       MINNESOTA HFA
    ~@ Residential Housing Finance
         Bonds Series 2003B
         3.45%, 01/07/06                                   6,000           6,000
    ~@ Residential Housing Finance
         Bonds Series 2004G
         3.58%, 01/07/06                                  17,910          17,910
    ~@ Residential Housing Finance
         Bonds Series 2005M
         3.45%, 01/07/06                                  58,000          58,000

       MINNESOTA HIGHER EDUCATION
       FACILITIES AUTH
    +@ RB (Trustees of the Hamline
         University of Minnesota)
         Series Six-E1
         3.53%, 01/07/06                                   2,800           2,800
    +@ RB (Trustees of the Hamline
         University of Minnesota)
         Series Six-E2
         3.53%, 01/07/06                                   4,000           4,000
    +@ RB (University of St Thomas)
         Series 4-O
         3.51%, 01/07/06                                   9,700           9,700
    +@ RB (University of St Thomas)
         Series 5-I
         3.51%, 01/07/06                                   3,600           3,600

       ROCHESTER
       Health Care Facilities RB
         (Mayo Foundation)
         Series 1992C
         3.15%, 02/06/06                                  20,200          20,200

       ROCHESTER HEALTH CARE
       FACILITIES
     ~ RB (Mayo Foundation)
         Series 2001A
         3.15%, 02/06/06                                  15,000          15,000
     ~ RB (Mayo Foundation)
         Series 2001B
         3.15%, 02/06/06                                  10,600          10,600

       ST LOUIS PARK
    +@ M/F Housing RB (At The Park)
         Series 2002A
         3.65%, 01/07/06                                   3,300           3,300
    +@ M/F Housing Refunding RB
         (Knollwood Place Apts)
         Series 2005
         3.40%, 01/04/06                                   5,650           5,650

       ST PAUL HOUSING AND
       REDEVELOPMENT AUTH
    +@ District Heating RB
         Series 1999D
         3.56%, 01/06/06                                   3,080           3,080
                                                                     -----------
                                                                         256,276


                                                         See financial notes. 31

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       MISSISSIPPI 0.4%

       JACKSON CNTY
     @ Pollution Control Refunding RB
         (Chevron USA) Series 1993
         3.70%, 01/07/06                                   3,450           3,450

       MISSISSIPPI
   ~@/ GO Refunding Bonds
         Series 2001
         3.56%, 01/07/06                                  14,880          14,880

       MISSISSIPPI BUSINESS FINANCE
       CORP
    +@ IDRB (Electric Mills Wood
         Preserving) Series 1999
         3.61%, 01/07/06                                   5,000           5,000
    +@ IDRB (Omega Motion)
         Series 1996
         3.57%, 01/07/06                                   3,500           3,500
    +@ IDRB (VC Regional Assembly
         and Manufacturing)
         Series 2003
         3.55%, 01/07/06                                   9,210           9,210

       MISSISSIPPI HOME CORP
  +~@/ S/F Mortgage RB
         Series 2002A
         3.59%, 01/07/06                                   5,130           5,130
  +~@/ S/F Mortgage RB
         Series 2002C2
         3.59%, 01/07/06                                   4,875           4,875
                                                                     -----------
                                                                          46,045
       MISSOURI 0.4%

       MISSOURI DEVELOPMENT FINANCE
       BOARD
    +@ IDRB (Milbank Manufacturing
         Co) Series 1997
         3.70%, 01/07/06                                   3,000           3,000

       MISSOURI HIGHER EDUCATION
       LOAN AUTH
   +~@ Student Loan RB Sr
         Series 2005A
         3.43%, 01/07/06                                   9,000           9,000

       MISSOURI HOUSING
       DEVELOPMENT COMMISSION
    ~@ S/F Mortgage RB
         Series 2004A-1
         3.58%, 01/07/06                                   4,230           4,230

       ST CHARLES CNTY IDA
    +@ M/F Housing Refunding RB
         (Time Centre Apts Phase I)
         Series 2004A
         3.56%, 01/07/06                                  15,600          15,600
    +@ M/F Housing Refunding RB
         (Time Centre Apts Phase II)
         Series 2004B
         3.60%, 01/07/06                                   4,500           4,500

       ST LOUIS IDA
    +@ IDRB (Kessler Container)
         Series 1997A
         3.60%, 01/07/06                                   1,800           1,800
    +@ M/F Housing Refunding RB
         (Merchandise Mart Apts)
         Series 2005A
         3.60%, 01/07/06                                  10,475          10,475

       WASHINGTON IDA
    +@ IDRB (Pauwels Transformers)
         Series 1995
         3.82%, 01/07/06                                   2,600           2,600
                                                                     -----------
                                                                          51,205
       MONTANA 0.3%

       MONTANA STATE HEALTH FACILITY
       AUTH
       Hospital RB (Deaconess-
         Billings Clinic Health System)
         Series 1994
   +~@   3.58%, 01/04/06                                  28,175          28,175
  +~@/   3.58%, 01/04/06                                  10,705          10,705
                                                                     -----------
                                                                          38,880
       NEBRASKA 0.5%

       AMERICAN PUBLIC ENERGY
       AGENCY
    ~@ Gas Supply RB Series 2005A
         3.60%, 01/07/06                                  20,783          20,783

       LINCOLN ELECTRIC SYSTEM
  +~@/ RB Series 2005
         3.55%, 01/07/06                                  15,000          15,000

       NEBRASKA INVESTMENT FINANCE
       AUTH
   ~@/ S/F Housing RB
         Series 1998G
         3.66%, 01/07/06                                  10,735          10,735


32 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
   ~@/ S/F Housing RB
         Series 1999E
         3.59%, 01/04/06                                     225             225

       STANTON CNTY
     @ IDRB (Nucor Corp)
         Series 1996
         3.63%, 01/07/06                                  19,300          19,300
                                                                     -----------
                                                                          66,043
       NEVADA 2.9%

       CLARK CNTY
   +~@ Airport System Subordinate
         Lien RB Series 2005D-2
         3.58%, 01/04/06                                   4,780           4,780
   +~@ Airport System Subordinate
         Lien RB Series 2005D-3
         3.40%, 01/04/06                                   7,280           7,280
    +@ Economic Development RB
         (UNLV Foundation)
         Series 1999
         3.53%, 01/07/06                                     325             325
    +@ IDRB (Southwest Gas Corp)
         Series 2003A
         3.63%, 01/07/06                                  12,500          12,500
  +~@/ IDRB (Southwest Gas Corp)
         Series 2004A
         3.57%, 01/07/06                                   3,167           3,167
   +~@ Passenger Facility Charge
         Refunding RB (Las Vegas-
         McCarran International
         Airport) Series 2005A-2
         3.54%, 01/04/06                                  52,000          52,000

       CLARK CNTY SD
  +~@/ GO (Limited Tax) Building
         Bonds Series 2001F
         3.42%, 01/07/06                                  21,715          21,715
  +~@/ GO (Limited Tax) Building
         Bonds Series 2005C
         3.55%, 01/07/06                                  16,045          16,045
  +~@/ GO (Limited Tax) Refunding
         Bonds Series 2005A
         3.55%, 01/07/06                                  10,915          10,915

       LAS VEGAS CONVENTION AND
       VISITORS AUTH
  +~@/ Refunding RB Series 2005
         3.55%, 01/07/06                                   4,185           4,185

       LAS VEGAS VALLEY WATER DISTRICT
       GO (Limited Tax) Water CP
         Series 2004 A&B
     ~   2.90%, 01/11/06                                   9,600           9,600
     ~   3.10%, 02/08/06                                  30,000          30,000
     ~   3.12%, 02/15/06                                  26,500          26,500
  +~@/ GO Refunding Bonds
         Series 2005A
         3.55%, 01/07/06                                  37,025          37,025

       NEVADA
  +~@/ Highway Improvement (Motor
         Vehicle Fuel Tax) RB
         Series 2003
         3.55%, 01/07/06                                   2,193           2,193

       NEVADA HOUSING DIVISION
    +@ M/F Housing RB (Apache
         Pines Apts) Series 1999A
         3.55%, 01/07/06                                   7,415           7,415
    +@ M/F Housing RB (Banbridge
         Apts) Series 2000A
         3.55%, 01/07/06                                   3,960           3,960
    +@ M/F Housing RB (Bluffs Apts)
         Series 2002A
         3.55%, 01/07/06                                  17,850          17,850
    +@ M/F Housing RB (City Center)
         Series 2000A
         3.55%, 01/07/06                                   7,495           7,495
    +@ M/F Housing RB (Home
         Suites) Series 1989A
         3.45%, 01/07/06                                   4,700           4,700
    +@ M/F Housing RB (Sierra
         Pointe Apts) Series 2005
         3.55%, 01/07/06                                   9,985           9,985
    +@ M/F Housing RB (Silver Pines
         Apts) Series 2002A
         3.45%, 01/07/06                                   5,500           5,500
    +@ M/F Housing RB (Silver
         Terrace Apts) Series 2003A
         3.55%, 01/07/06                                   5,150           5,150
    +@ M/F Housing RB (St Rose
         Seniors Apts) Series 2002A
         3.55%, 01/07/06                                  14,770          14,770
    +@ M/F Housing RB (Sundance
         Village Apts) Series 2004
         3.55%, 01/07/06                                  15,000          15,000
    +@ M/F Housing Refunding RB
         (Oakmont) Series 2002
         3.55%, 01/07/06                                   4,350           4,350


                                                         See financial notes. 33

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       NEVADA SYSTEM OF HIGHER
       EDUCATION
  +~@/ University RB Series 2005B
         3.55%, 01/07/06                                  16,030          16,030

       WASHOE CNTY
  +~@/ GO Refunding Bonds
         (Convention Center)
         Series 2001A
         3.56%, 01/07/06                                  26,000          26,000
                                                                     -----------
                                                                         376,435
       NEW HAMPSHIRE 0.4%

       NEW HAMPSHIRE BUSINESS
       FINANCE AUTH
    +@ Solid Waste Disposal RB
         (Lonza Biologics)
         Series 2003
         3.63%, 01/07/06                                  30,000          30,000

       NEW HAMPSHIRE HEALTH AND
       EDUCATIONAL FACILITIES AUTH
    +@ RB (Easter Seals New
         Hampshire) Series 2004A
         3.55%, 01/07/06                                   6,060           6,060
    +@ RB (Frisbie Memorial Hospital)
         Series 2005
         3.55%, 01/07/06                                   4,895           4,895
    +@ RB (Riverwoods) Series 2003
         3.62%, 01/04/06                                   3,085           3,085

       NEW HAMPSHIRE HFA
  +~@/ S/F Mortgage Acquisition RB
         Series 1997C
         3.66%, 01/07/06                                   1,595           1,595
  +~@/ S/F Mortgage Acquisition RB
         Series 1998B
         3.66%, 01/07/06                                   9,730           9,730
                                                                     -----------
                                                                          55,365
       NEW JERSEY 2.2%

       GLOUCESTER CNTY
     @ Pollution Control Refunding
         RB (Exxon Mobil)
         Series 2003
         3.60%, 01/07/06                                   1,000           1,000

       NEW JERSEY
       TRAN Series Fiscal 2006A
         2.80%, 06/23/06                                 125,000         125,694
       TRAN Series Fiscal 2006A
         2.84%, 06/23/06                                  75,000          75,403

       NEW JERSEY HEALTH CARE
       FACILITIES FINANCING AUTH
    +@ RB Series 2004A-4
         3.48%, 01/07/06                                  12,505          12,505

       NEW JERSEY TRANSPORTATION
       TRUST FUND AUTH
  +~@/ Transportation System Bonds
         Series 2005D
         3.55%, 01/07/06                                  49,235          49,235

       NEW JERSEY TURNPIKE AUTH
       RB Series 2000A
   +~@   3.55%, 01/07/06                                   5,000           5,000
  +~@/   3.55%, 01/07/06                                   1,000           1,000
  +~@/ RB Series 2004C-2
         3.54%, 01/07/06                                  22,445          22,445
  +~@/ RB Series C
         3.55%, 01/07/06                                   2,995           2,995
                                                                     -----------
                                                                         295,277
       NEW MEXICO 0.2%

       FARMINGTON
    +@ Hospital RB (San Juan
         Regional Medical Center)
         Series 2004B
         3.54%, 01/07/06                                   5,000           5,000

       SANTA FE
    +@ Tax Subordinate Lien
         Wastewater System RB
         Series 1997B
         3.55%, 01/07/06                                  16,800          16,800
                                                                     -----------
                                                                          21,800
       NEW YORK 4.0%

       LONG ISLAND POWER AUTH
  +~@/ Electric System RB
         Series 1998A
         3.55%, 01/07/06                                  10,970          10,970
    +@ Electric System Subordinated
         RB Series 2001-2B
         3.65%, 01/07/06                                   7,700           7,700

       METROPOLITAN TRANSPORTATION
       AUTH
  +~@/ RB Series 2005B
         3.55%, 01/07/06                                  20,000          20,000


34 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       NEW YORK CITY
    +@ GO Bonds Fiscal 1994
         Series A-5
         3.72%, 01/07/06                                   3,000           3,000
   +~@ GO Bonds Fiscal 1995
         Series B-7
         3.72%, 01/07/06                                   4,100           4,100
  +~@/ GO Bonds Fiscal 2002
         Series A
         3.55%, 01/07/06                                  15,000          15,000
  +~@/ GO Bonds Fiscal 2004
         Series F
         3.58%, 01/07/06                                  50,000          50,000
    +@ GO Bonds Fiscal 2006
         Series E-2
         3.70%, 01/07/06                                   4,300           4,300
  +~@/ GO Bonds Fiscal 2006
         Series G
         3.55%, 01/07/06                                   7,935           7,935

       NEW YORK CITY HEALTH AND
       HOSPITALS CORP
  +~@/ Health System Bonds
         Series 1999A
         3.54%, 01/07/06                                   8,000           8,000

       NEW YORK CITY HOUSING
       DEVELOPMENT CORP
    +@ M/F Mortgage RB (2 Gold
         Street) Series 2003A
         3.55%, 01/07/06                                     500             500
    +@ M/F Rental Housing RB (One
         Columbus Place)
         Series 1998A
         3.60%, 01/07/06                                   9,500           9,500
    +@ M/F Rental Housing RB
         (Sierra) Series 2003A
         3.60%, 01/07/06                                   6,115           6,115

       NEW YORK CITY MUNICIPAL
       WATER FINANCE AUTH
   +~@ Water and Sewer System RB
         Series 1994G
         3.65%, 01/07/06                                     600             600
   +~@ Water and Sewer System RB
         Series 1995A
         3.67%, 01/07/06                                  29,000          29,000
    ~@ Water and Sewer System RB
         Series 2000C
         3.77%, 01/07/06                                   6,100           6,100
  +~@/ Water and Sewer System RB
         Series 2002G
         3.54%, 01/07/06                                  13,545          13,545
    ~@ Water and Sewer System RB
         Series 2003F-2
         3.77%, 01/07/06                                  15,400          15,400
  +~@/ Water and Sewer System RB
         Series 2005D
         3.54%, 01/07/06                                  11,490          11,490
    ~@ Water and Sewer System RB
         Series 2006A
         3.55%, 01/07/06                                  18,835          18,835
   ~@/ Water and Sewer System
         Refunding RB Series 2005D
         3.55%, 01/07/06                                  18,800          18,800
    ~@ Water and Sewer System
         Second General Resolution
         RB Fiscal 2006 Series AA-3
         3.52%, 01/07/06                                  20,000          20,000

       NEW YORK CITY TRANSITIONAL
       FINANCE AUTH
    ~@ Recovery Bonds Fiscal 2003
         Series 2A
         3.67%, 01/07/06                                   5,000           5,000
    ~@ Recovery Bonds Fiscal 2003
         Series 2D
         3.54%, 01/07/06                                  14,905          14,905
    ~@ Recovery Bonds Fiscal 2003
         Series 3B
         3.75%, 01/07/06                                   5,500           5,500

       NEW YORK STATE DORMITORY AUTH
  +~@/ RB (State University Educational
         Facilities) Series 2000B
         3.53%, 01/07/06                                  20,000          20,000

       NEW YORK STATE ENERGY
       RESEARCH DEVELOPMENT AUTH
  +~@/ Gas Facilities RB (Brooklyn
         Union Gas) Series 1996
         3.55%, 01/07/06                                   1,570           1,570

       NEW YORK STATE HFA
    +@ RB (101 West End Ave)
         Series 1998A
         3.52%, 01/07/06                                   1,700           1,700
    +@ RB (150 E 44th St)
         Series 2000A
         3.52%, 01/07/06                                  20,000          20,000


                                                         See financial notes. 35

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
    +@ RB (250 W 50th St)
         Series 1997A
         3.41%, 01/04/06                                   1,400           1,400
    +@ RB (345 E 94th St)
         Series 1998A
         3.52%, 01/07/06                                     565             565
    +@ RB (345 E 94th St)
         Series 1999A
         3.52%, 01/07/06                                   4,000           4,000
    +@ RB (W 20th St) Series 2001A
         3.53%, 01/07/06                                  12,200          12,200
    +@ RB (W 23rd St) Series 2002A
         3.52%, 01/04/06                                  22,100          22,100

       NEW YORK STATE MORTGAGE
       AGENCY
   ~@/ Mortgage RB Series 109
         3.56%, 01/07/06                                  25,800          25,800
   ~@/ S/F Mortgage RB Series 92
         3.55%, 01/07/06                                   2,865           2,865

       NEW YORK STATE THRUWAY AUTH
  +~@/ General RB Series 2005F
         3.55%, 01/07/06                                  25,840          25,840
  +~@/ Second General Highway and
         Bridge Trust Fund Bonds
         Series 2005B
         3.54%, 01/07/06                                  12,280          12,280

       NEW YORK STATE URBAN
       DEVELOPMENT CORP
   ~@/ State Personal Income Tax RB
         Series 2005B
         3.55%, 01/07/06                                   8,000           8,000

       PORT AUTH OF NEW YORK AND
       NEW JERSEY
  +~@/ Consolidated Bonds 139th
         Series
         3.43%, 01/07/06                                  19,980          19,980
  +~@/ Consolidated Bonds 140th
         Series
         3.52%, 01/07/06                                   4,985           4,985
  +~@/ Consolidated Bonds 141st
         Series
         3.56%, 01/07/06                                   6,585           6,585

       TRIBOROUGH BRIDGE AND TUNNEL
       AUTH
   ~@/ General Refunding RB
         Series 2002B
         3.55%, 01/07/06                                   9,995           9,995

       WESTCHESTER CNTY IDA
    +@ IDRB (Levister Redevelopment
         Co) Series 2001A
         3.41%, 01/07/06                                   1,000           1,000

       WILLIAM FLOYD UNION FREE SD
       TAN Series 2005
         2.70%, 06/27/06                                  23,000          23,141

       YONKERS IDA
   +~@ Civic Facility RB (Consumers
         Union) Series 1994
         3.65%, 01/07/06                                     420             420
                                                                     -----------
                                                                         530,721
       NORTH CAROLINA 2.2%

       CHARLOTTE
   +~@ Airport Refunding RB
         Series 1997A
         3.54%, 01/07/06                                  35,400          35,400

       CHARLOTTE-MECKLENBURG CNTY
       HOSPITAL AUTH
   ~@/ Health Care RB (Carolinas
         Health Care System)
         Series 2005A
         3.55%, 01/07/06                                  13,250          13,250
    ~@ Health Care Refunding RB
         (Carolinas Health Care
         System) Series 2005C
         3.55%, 01/07/06                                  19,000          19,000

       DURHAM HOUSING AUTH
    +@ M/F Housing RB (Pendleton
         Townhomes) Series 2001
         3.60%, 01/07/06                                   5,405           5,405

       FORSYTH CNTY
    +@ RB (Plymouth Printing Co)
         Series 1998
         3.62%, 01/07/06                                     870             870

       GUILFORD CNTY INDUSTRIAL
       FACILITIES AND POLLUTION CONTROL
       FINANCING AUTH
    +@ IDRB (Metalcraft of Mayville
         SE Manufacturing)
         Series 1997
         3.60%, 01/07/06                                   1,100           1,100


36 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       HERTFORD CNTY INDUSTRIAL
       FACILITIES AND POLLUTION CONTROL
       FINANCING AUTH
       IDRB (Nucor Corp)
         Series 2000A
     @   3.55%, 01/04/06                                  17,500          17,500
     @   3.71%, 01/04/06                                  26,500          26,500

       JOHNSTON CNTY INDUSTRIAL
       FACILITIES AND POLLUTION CONTROL
       FINANCING AUTH
    +@ IDRB (Flanders Corp)
         Series 1998
         3.60%, 01/07/06                                   4,500           4,500

       MECKLENBURG CNTY
    +@ M/F Housing RB (Sycamore
         Green Apts) Series 2001
         3.60%, 01/07/06                                   8,240           8,240

       NORTH CAROLINA
   ~@/ GO Public Improvement Bonds
         Series 2005A
         3.56%, 01/07/06                                   7,795           7,795

       NORTH CAROLINA EDUCATIONAL
       FACILITIES FINANCE AGENCY
    +@ RB (High Point University)
         Series 1997
         3.52%, 01/07/06                                   4,210           4,210
    +@ RB (Queens College)
         Series 1999B
         3.52%, 01/07/06                                   5,520           5,520

       NORTH CAROLINA HFA
   ~@/ Home Ownership RB
         Series 1A
         3.59%, 01/07/06                                  11,855          11,855
    ~@ Homeownership RB
         Series 8-A and 17-A
         3.58%, 01/07/06                                   4,640           4,640

       NORTH CAROLINA STATE
       EDUCATION ASSISTANCE AUTH
   +~@ Student Loan RB
         Series 2005A-1
         3.55%, 01/07/06                                  40,000          40,000
   +~@ Student Loan RB
         Series 2005A-3
         3.58%, 01/07/06                                  23,500          23,500

       PIEDMONT TRIAD AIRPORT AUTH
   +~@ Airport RB Series 2004B
         3.60%, 01/07/06                                  23,500          23,500

       RALEIGH-DURHAM AIRPORT AUTH
  +~@/ RB Series 2005B
         3.59%, 01/07/06                                   4,680           4,680

       ROCKINGHAM CNTY INDUSTRIAL
       FACILITIES AND POLLUTION CONTROL
       FINANCING AUTH
    +@ IDRB (McMichael Mills)
         Series 1997
         3.57%, 01/07/06                                   1,100           1,100

       ROWAN CNTY INDUSTRIAL
       FACILITIES AND POLLUTION CONTROL
       FINANCING AUTH
    +@ IDRB (Taylor Clay Products)
         Series 1999
         3.57%, 01/07/06                                   3,000           3,000

       SAMPSON CNTY INDUSTRIAL
       FACILITIES AND POLLUTION CONTROL
       FINANCE AUTH
    +@ IDRB (Crumpler Plastic Pipe)
         Series 1999
         3.62%, 01/07/06                                   2,000           2,000

       UNION CNTY INDUSTRIAL FACILITIES
       AND POLLUTION CONTROL FINANCING
       AUTH
    +@ RB (Rock-Tenn Converting Co)
         Series 1997
         3.60%, 01/07/06                                   1,750           1,750

       UNIVERSITY OF NORTH CAROLINA AT
       CHAPEL HILL
   ~@/ General Revenue and
         Refunding RB Series 2005A
         3.55%, 01/07/06                                   7,510           7,510

       WAKE CNTY HOUSING AUTH
    +@ M/F Housing RB (Walnut
         Ridge Apts) Series 2000
         3.60%, 01/04/06                                   9,865           9,865

       WILMINGTON HOUSING AUTH
    +@ M/F Housing RB (Garden
         Lakes Estates) Series 1999
         3.60%, 01/04/06                                   6,860           6,860
                                                                     -----------
                                                                         289,550


                                                         See financial notes. 37

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       NORTH DAKOTA 0.5%

       NORTH DAKOTA HFA
    ~@ Home Mortgage Finance
         Program Series 2004B
         3.54%, 01/07/06                                  24,455          24,455
    ~@ Home Mortgage Finance
         Program Series 2005A
         3.54%, 01/04/06                                  22,100          22,100
    ~@ Home Mortgage Finance
         Program Series 2005C
         3.54%, 01/04/06                                  12,000          12,000

       RICHLAND CNTY
    +@ Solid Waste Disposal RB
         (Minn-Dak Farmers Coop)
         Series 1996A
         3.82%, 01/07/06                                   6,370           6,370
    +@ Solid Waste Disposal RB
         (Minn-Dak Farmers Coop)
         Series 1996B
         3.82%, 01/07/06                                     585             585
                                                                     -----------
                                                                          65,510
       OHIO 1.2%

       AKRON, BATH AND COPLEY JOINT
       TOWNSHIP HOSPITAL DISTRICT
    +@ RB (Summa Health System)
         Series 2004B
         3.56%, 01/07/06                                   7,500           7,500

       CLEVELAND
    +@ Airport System RB
         Series 1997D
         3.54%, 01/07/06                                  34,760          34,760

       FRANKLIN CNTY
   +~@ Hospital RB (The Children's
         Hospital) Series 2003
         3.53%, 01/07/06                                   5,000           5,000

       OHIO
    +@ RB (Pooled Financing)
         Series 2004
         3.53%, 01/07/06                                   8,925           8,925

       OHIO HFA
   +~@ M/F Refunding RB (10
         Wilmington Place)
         Series 1991B
         3.56%, 01/06/06                                   8,945           8,945
   ~@/ Residential Mortgage RB
         Series 2001C
         3.63%, 01/07/06                                   4,865           4,865

       OHIO HIGHER EDUCATIONAL
       FACILITY COMMISSION
    +@ RB (Pooled Financing)
         Series 2003B
         3.53%, 01/07/06                                   4,765           4,765
    +@ RB (The Cleveland Institute of
         Music) Series 2005
         3.56%, 01/07/06                                   5,000           5,000

       OHIO WATER DEVELOPMENT AUTH
    +@ Pollution Control Refunding
         RB (FirstEnergy Nuclear
         Generation Corp)
         Series 2005A
         3.57%, 01/06/06                                  57,000          57,000

       PORT OF GREATER CINCINNATI
       DEVELOPMENT AUTH
    +@ RB (National Underground
         Railroad Freedom Center)
         Series 2003A
         3.58%, 01/07/06                                  15,000          15,000
                                                                     -----------
                                                                         151,760
       OKLAHOMA 0.9%

       MULDROW PUBLIC WORKS AUTH
    +@ IDRB (OK Foods) Series 1995
         3.55%, 01/07/06                                   4,500           4,500

       OKLAHOMA CNTY INDUSTRIAL AUTH
    +@ RB (National Cowboy Hall of
         Fame) Series 1999
         3.55%, 01/07/06                                     995             995

       OKLAHOMA DEVELOPMENT
       FINANCE AUTH
    +@ RB (Shawnee Funding)
         Series 1996
         3.60%, 01/07/06                                   3,100           3,100

       OKLAHOMA STUDENT LOAN AUTH
   +~@ Bonds and Notes
         Series 1997A
         3.55%, 01/07/06                                  33,000          33,000
   +~@ Bonds and Notes
         Series 1998A
         3.55%, 01/07/06                                  33,100          33,100


38 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
   +~@ Bonds and Notes
         Series 2000A-4
         3.55%, 01/04/06                                  20,945          20,945
   +~@ Bonds and Notes
         Series 2005A
         3.55%, 01/04/06                                  15,045          15,045

       PAYNE CNTY ECONOMIC
       DEVELOPMENT AUTH
   +~@ Student Housing RB (OSUF
         Phase III Student Housing)
         Series 2005
         3.53%, 01/07/06                                   8,500           8,500
                                                                     -----------
                                                                         119,185
       OREGON 0.6%

       OREGON ECONOMIC
       DEVELOPMENT COMMISSION
    +@ RB (Kettle Foods)
         Series 1998-196
         3.59%, 01/04/06                                   4,250           4,250
    +@ RB (Pendleton Flour Mills)
         Series 1997-182
         3.55%, 01/07/06                                   3,390           3,390

       OREGON FACILITIES AUTH
    +@ RB (Quatama Crossing
         Housing) Series 2005A
         3.52%, 01/07/06                                   9,800           9,800

       OREGON HOUSING AND
       COMMUNITY SERVICES DEPT
    ~@ Mortgage RB (S/F Mortgage
         Program) Series 2005F
         3.56%, 01/07/06                                  13,685          13,685
    ~@ S/F Mortgage RB
         Series 2004L
         3.56%, 01/07/06                                   5,000           5,000

       PORT OF PORTLAND
    +@ Special Obligation RB (Portland
         Bulk Terminals) Series 1996
         3.65%, 01/07/06                                  28,000          28,000
    +@ Special Obligation RB (Portland
         Bulk Terminals) Series 1999
         3.55%, 01/07/06                                   4,500           4,500

       PORTLAND
    +@ M/F Housing RB (Village of
       Lovejoy Fountain)
         Series 1997
         3.59%, 01/07/06                                   8,500           8,500
                                                                     -----------
                                                                          77,125
       PENNSYLVANIA 7.0%

       ALLEGHENY CNTY HOSPITAL
       DEVELOPMENT AUTH
    +@ RB (UPMC Senior
         Communities) Series 2003
         3.51%, 01/07/06                                  10,000          10,000

       ALLEGHENY CNTY IDA
  +~@/ Pollution Control Refunding
         RB (Duquesne Light Co)
         Series 1999B
         3.54%, 01/07/06                                  11,400          11,400

       ALLEGHENY CNTY PORT AUTH
  +~@/ Special Revenue Transportation
         Bonds Series 1999
         3.53%, 01/07/06                                  11,495          11,495

       ALLEGHENY COUNTY HOSPITAL
       DEVELOPMENT AUTH
     @ RB (University of Pittsburgh
         Medical Center)
         Series 2005B
         3.63%, 12/15/06                                  13,000          13,000

       BERMUDIAN SPRINGS SD
   +~@ GO Bonds Series 2005
         3.51%, 01/07/06                                   3,600           3,600

       CENTRAL BUCKS SD
   +~@ GO Series 2000A
         3.56%, 01/07/06                                   3,605           3,605

       DANIEL BOONE AREA SD
   +~@ GO Bonds Series 2004
         3.52%, 01/07/06                                   5,880           5,880

       DAUPHIN CNTY GENERAL AUTH
   +~@ RB (Education and Health
         Loan) Series 1997
         3.56%, 01/07/06                                   6,465           6,465


                                                         See financial notes. 39

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)

       DELAWARE CNTY IDA
    +@ RB (YMCA of Philadelphia)
         Series 1999
         3.62%, 01/04/06                                     100             100
  +~@/ Water Facilities RB (Aqua
         Pennsylvania Inc)
         Series 2005A
         3.56%, 01/07/06                                     600             600

       DELAWARE VALLEY REGIONAL
       FINANCE AUTH
       Local Government RB
         Series 1986
    +@   3.50%, 01/04/06                                   6,000           6,000
       Local Government RB
         Series 1998A
  +~@/   3.54%, 01/07/06                                   9,995           9,995
  +~@/   3.57%, 01/07/06                                     500             500
  +~@/   3.59%, 01/07/06                                  13,210          13,210

       EASTON AREA SD
   +~@ GO Bonds Series 2005
         3.53%, 01/07/06                                   7,200           7,200

       ERIE SD
  +~@/ GO Bonds Series 2001A
         3.54%, 01/07/06                                  15,695          15,695

       HANOVER PUBLIC SD
   +~@ GO Bonds Series 2005
         3.51%, 01/07/06                                   5,000           5,000

       HARRISBURG AUTH
   +~@ Water Refunding RB
         Series 2002B
         3.56%, 01/07/06                                   5,000           5,000
   +~@ Water Refunding RB
         Series 2003A
         3.56%, 01/07/06                                  13,800          13,800

       LAMPETER-STRASBURG SD
   +~@ GO Bonds Series 2004A
         3.53%, 01/07/06                                   6,000           6,000

       LUZERNE CNTY IDA
  +~@/ Water Facility Refunding RB
         (Pennsylvania-American
         Water Co Water Facilities)
         Series A
         3.57%, 01/07/06                                   3,000           3,000

       MANHEIM TOWNSHIP SD
   +~@ GO Bonds Series 2004
         3.53%, 01/07/06                                   3,400           3,400

       MERCER CNTY
  +~@/ GO Bonds Series 2001
         3.54%, 01/07/06                                   7,725           7,725

       MONTGOMERY CNTY IDA
     + Pollution Control Refunding
         RB (Peco Energy Co)
         Series 1994A
         3.12%, 02/13/06                                  21,560          21,560

       MONTGOMERY CNTY IDA
    +@ School RB (Friends' Central
         School) Series 2002
         3.50%, 01/07/06                                     925             925

       NORWIN SD
  +~@/ GO Bonds Series 2001A
         2.65%, 01/25/06                                  11,500          11,500

       PENNSYLVANIA
  +~@/ GO Bonds First Series 2003
         3.54%, 01/07/06                                     300             300
  +~@/ GO Bonds Second
         Series 2002
         3.54%, 01/07/06                                  14,995          14,995

       PENNSYLVANIA CONVENTION
       CENTER AUTH
  +~@/ RB Series 1989A
         3.54%, 01/07/06                                   4,500           4,500

       PENNSYLVANIA ENERGY
       DEVELOPMENT AUTH
    +@ RB (B&W Ebensburg)
         Series 1986
         3.54%, 01/07/06                                  18,380          18,380

       PENNSYLVANIA HFA
  +~@/ S/F Mortgage RB Draw Down
         Series 2003A
         3.58%, 01/07/06                                   3,600           3,600
  +~@/ S/F Mortgage RB Drawdown
         Series 2003
         3.58%, 01/07/06                                   5,030           5,030
   ~@/ S/F Mortgage RB
         Series 1999A
         3.59%, 01/07/06                                  13,420          13,420
    ~@ S/F Mortgage RB
         Series 2004-83B
         3.42%, 01/07/06                                   9,690           9,690
    ~@ S/F Mortgage RB
         Series 2004-84C
         3.57%, 01/07/06                                  16,250          16,250


40 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
    ~@ S/F Mortgage RB
         Series 2004-84D
         3.57%, 01/07/06                                  20,350          20,350
    ~@ S/F Mortgage RB
         Series 2005-88B
         3.53%, 01/04/06                                  49,900          49,900
    ~@ S/F Mortgage RB
         Series 2005-89
         3.57%, 01/04/06                                  10,000          10,000

       PENNSYLVANIA HIGHER EDUCATION
       ASSISTANCE AGENCY
   +~@ Student Loan RB
         Series 1988A
         3.43%, 01/07/06                                  76,000          76,000
   +~@ Student Loan RB
         Series 1988B
         3.43%, 01/04/06                                  37,900          37,900
   +~@ Student Loan RB
         Series 1994A
         3.43%, 01/07/06                                  39,500          39,500
   +~@ Student Loan RB
         Series 1995A
         3.43%, 01/07/06                                  70,000          70,000
   +~@ Student Loan RB
         Series 1997A
         3.60%, 01/07/06                                  28,900          28,900
   +~@ Student Loan RB
         Series 1999A
         3.54%, 01/07/06                                  31,000          31,000
   +~@ Student Loan RB
         Series 2000A
         3.60%, 01/04/06                                  28,075          28,075
   +~@ Student Loan RB
         Series 2001A
         3.60%, 01/04/06                                  21,450          21,450
   +~@ Student Loan RB
         Series 2003A-1
         3.60%, 01/07/06                                   7,000           7,000
   +~@ Student Loan RB
         Series 2003A-2
         3.60%, 01/07/06                                  38,000          38,000

       PENNSYLVANIA HIGHER
       EDUCATIONAL FACILITIES AUTH
   +~@ RB (Drexel University)
         Series 2005B
         3.52%, 01/07/06                                   5,000           5,000
  +~@/ RB (University of Pennsylvania
         Health Services)
         Series 2005A
         2.80%, 06/15/06                                   5,990           5,990
   ~@/ RB (University of Pennsylvania)
         Series 2005C
         3.55%, 01/07/06                                   5,000           5,000

       PENNSYLVANIA PUBLIC SCHOOL
       BUILDING AUTH
  +~@/ Lease RB (Philadelphia SD)
         Series 2003
         3.55%, 01/07/06                                   4,730           4,730
   +~@ RB (Parkland SD)
         Series 1999D
         3.56%, 01/07/06                                  10,665          10,665
  +~@/ School RB (Marple Newton SD)
         Series 2001
         3.54%, 01/07/06                                   4,965           4,965

       PENNSYLVANIA STATE UNIVERSITY
     @ RB Series 2001A
         3.50%, 01/07/06                                   1,300           1,300

       PENNSYLVANIA TURNPIKE
       COMMISSION
  +~@/ RB Series 2004A
         3.55%, 01/07/06                                   6,225           6,225
   +~@ Registration Fee Refunding
         RB Series 2005B
         3.50%, 01/07/06                                   5,200           5,200
   +~@ Registration Fee Refunding
         RB Series 2005C
         3.50%, 01/07/06                                   5,000           5,000

       PHILADELPHIA
  +~@/ Airport RB Series 2005A
         3.58%, 01/07/06                                   6,900           6,900
   +~@ Airport Refunding RB
         Series 2005C
         3.63%, 01/04/06                                  51,050          51,050

       PHILADELPHIA GAS WORKS
  +~@/ RB Third Series 2001
         3.54%, 01/07/06                                   4,295           4,295

       PHILADELPHIA IDA
    +@ RB (City Line Holiday Inn)
         Series 1996
         3.40%, 01/07/06                                   4,600           4,600
  +~@/ RB Series 1998A
         3.59%, 01/07/06                                  12,710          12,710


                                                         See financial notes. 41

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       READING SD
  +~@/ GO Bonds Series 2003A
         3.42%, 01/07/06                                   4,225           4,225

       RED LION AREA SD
   +~@ GO Bonds Series 2005
         3.51%, 01/07/06                                  15,000          15,000

       SCRANTON REDEVELOPMENT AUTH
    +@ Guaranteed Lease RB
         Series 2004
         3.56%, 01/07/06                                   9,295           9,295

       UNIVERSITY OF PITTSBURGH
       Pitt Asset Notes Series 2005
         2.69%, 08/11/06                                  22,000          22,169

       WEST CORNWALL TOWNSHIP
       MUNICIPAL AUTH
    +@ RB (Lebanon Valley Brethren
         Home) Series 1995
         3.57%, 01/07/06                                     720             720

       WESTMORELAND CNTY MUNICIPAL
       AUTH
  +~@/ Municipal Service RB
         Series 2005
         3.55%, 01/07/06                                   3,090           3,090
                                                                     -----------
                                                                         929,024
       PUERTO RICO 0.4%

       PUERTO RICO
     + TRAN Series 2006
         3.23%, 07/28/06                                  53,750          54,133

       PUERTO RICO HIGHWAY AND
       TRANSPORTATION AUTH
  +~@/ RB Series Y
         3.50%, 01/07/06                                     800             800
                                                                     -----------
                                                                          54,933
       RHODE ISLAND 1.0%

       RHODE ISLAND ECONOMIC
       DEVELOPMENT CORP
  +~@/ Airport RB Series 2005A
         3.59%, 01/07/06                                   6,180           6,180
  +~@/ Airport Refunding RB
         Series 2005C
         3.55%, 01/07/06                                   6,995           6,995

       RHODE ISLAND HOUSING AND
       MORTGAGE FINANCE CORP
   ~@/ Homeownership Opportunity
         Bonds Series 1998-29A
         3.66%, 01/07/06                                  19,020          19,020

       RHODE ISLAND IDA
    +@ IDRB (Greystone of Lincoln)
         Series 2000
         3.80%, 01/07/06                                   1,400           1,400

       RHODE ISLAND STUDENT LOAN
       AUTH
   +~@ RB Series 1995-1
         3.54%, 01/07/06                                  30,000          30,000
   +~@ RB Series 1996-1
         3.54%, 01/07/06                                  19,000          19,000
   +~@ RB Series 1996-2
         3.54%, 01/07/06                                  20,000          20,000
   +~@ RB Series 1996-3
         3.54%, 01/07/06                                  23,000          23,000
                                                                     -----------
                                                                         125,595
       SOUTH CAROLINA 1.3%

       BEAUFORT-JASPER HIGHER
       EDUCATION COMMISSION
    +@ Student Housing RB
         (University of South Carolina-
         Beaufort Student Housing)
         Series 2005
         3.53%, 01/07/06                                  16,540          16,540

       BERKELEY CNTY SD
  +~@/ School Building Bonds
         Series 2002
         3.54%, 01/07/06                                   7,575           7,575

       FLORENCE CNTY PUBLIC FACILITIES
       CORP
   +~@ Refunding COP (Law
         Enforcement and Civic
         Centers) Series 2003
         3.56%, 01/07/06                                  24,985          24,985

       GREENVILLE IDA
    +@ IDRB (Stevens Aviation
          Technical Services)
         Series 1997
         3.62%, 01/07/06                                   3,500           3,500


42 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       SOUTH CAROLINA HOUSING AND
       DEVELOPMENT AUTH
    +@ M/F Rental Housing RB
         (Ashley Apts) Series 1999
         3.60%, 01/07/06                                   4,000           4,000
    +@ M/F Rental Housing RB
         (Piedmont Manor Apts)
         Series 2000B-1
         3.60%, 01/04/06                                   5,755           5,755
    +@ M/F Rental Housing RB
         (Spartanburg Terrace Apts)
         Series 2000C-1
         3.60%, 01/07/06                                   1,960           1,960
    +@ M/F Rental Housing Refunding
         RB (Fairway Apts)
         Series 2001A
         3.55%, 01/04/06                                   7,735           7,735

       SOUTH CAROLINA JOBS ECONOMIC
       DEVELOPMENT AUTH
    +@ IDRB (Sanders Brothers
         Construction Co)
         Series 1996
         3.62%, 01/07/06                                     350             350
    +@ RB (Holcim) Series 2003
         3.68%, 01/07/06                                   6,250           6,250

       SOUTH CAROLINA PUBLIC SERVICE
       AUTH
     ~ TECP
         2.80%, 01/05/06                                  29,701          29,701

       SOUTH CAROLINA TRANSPORTATION
       INFRASTRUCTURE BANK
  +~@/ RB Series 1999A
         3.56%, 01/07/06                                  22,610          22,610
  +~@/ Refunding RB Series 2005A
         3.55%, 01/07/06                                  30,000          30,000

       SPARTANBURG CNTY IDA
    +@ Refunding IDRB (Bemis Co)
         Series 1991
         3.57%, 01/07/06                                   4,750           4,750
                                                                     -----------
                                                                         165,711
       SOUTH DAKOTA 0.3%

       SOUTH DAKOTA HEALTH AND
       EDUCATIONAL FACILITIES AUTH
   +~@ RB (McKenna Hospital)
         Series 1994
         3.56%, 01/07/06                                  27,130          27,130

       SOUTH DAKOTA HOUSING
       DEVELOPMENT AUTH
    ~@ Homeownership Mortgage
         Bonds Series 2004G
         3.54%, 01/07/06                                  11,000          11,000
    +@ M/F Housing RB (Harmony
          Heights) Series 2001
         3.65%, 01/07/06                                   6,500           6,500
                                                                     -----------
                                                                          44,630
       TENNESSEE 3.2%

       BRISTOL HEALTH AND EDUCATIONAL
       FACILITIES BOARD
    +@ RB (King College) Series 2001
         3.55%, 01/07/06                                   6,450           6,450

       CARTER CNTY IDB
    +@ M/F Housing Refunding RB
         (Willow Run Apts)
         Series 1990
         3.65%, 01/07/06                                   6,675           6,675

       CHATTANOOGA HEALTH,
       EDUCATION AND HOUSING
       FACILITY BOARD
    +@ RB (Baylor School)
         Series 1996
         3.55%, 01/07/06                                   2,035           2,035
    +@ THA Program RB
         (Cumberland Medical Center)
         Series 2004A
         3.52%, 01/07/06                                  45,670          45,670

       CLARKSVILLE PUBLIC BUILD AUTH
    +@ Pooled Financing RB
         (Tennessee Municipal Bond
         Fund) Series 1997
         3.55%, 01/07/06                                   4,400           4,400

       FRANKLIN CNTY IDB
    +@ IDRB (Hi-Tech) Series 1997
         3.55%, 01/07/06                                   3,300           3,300

       GRUNDY CNTY IDB
    +@ Limited Obligation RB (Toyo
         Seat USA Corp) Series 2001
         3.73%, 01/07/06                                   3,330           3,330

       HENDERSONVILLE IDB
    +@ Refunding IDRB (Betty
         Machine Co) Series 2001
         3.60%, 01/04/06                                   3,345           3,345


                                                         See financial notes. 43

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       HUNTINGDON IDB
    +@ IDRB (Associated Rubber Co)
         Series 1999
         3.60%, 01/04/06                                   2,000           2,000

       JACKSON HEALTH, EDUCATIONAL
       AND HOUSING FACILITY BOARD
    +@ M/F Housing RB (Patrician
         Terrace Apts) Series 2005
         3.60%, 01/07/06                                   2,400           2,400

       JACKSON IDB
    +@ Solid Waste Facility Bonds
         (Ameristeel Corp)
         Series 1997
         3.60%, 01/07/06                                   3,800           3,800

       KNOXVILLE
  +~@/ Wastewater System
         Improvement RB
         Series 2005A
         3.55%, 01/07/06                                   6,190           6,190

       MCMINN CNTY IDA
    +@ Solid Waste Disposal Facilities
         RB (Bowater) Series 1999
         3.57%, 01/07/06                                  13,500          13,500

       MEMPHIS
  +~@/ Electric System Subordinate
         RB Series 2003A
         3.55%, 01/07/06                                   2,800           2,800
  +~@/ General Improvement
         Refunding Bonds
         Series 2005
         3.55%, 01/07/06                                   5,639           5,639

       METROPOLITAN GOVERNMENT OF
       NASHVILLE AND DAVIDSON CNTY
       HEALTH AND EDUCATIONAL
       FACILITIES BOARD
    +@ M/F Housing RB (Burning
         Tree Apts) Series 2005
         3.60%, 01/07/06                                   8,815           8,815
    +@ M/F Housing RB (Chippington
         Tower Apts I & II)
         Series 2005
         3.61%, 01/04/06                                  13,500          13,500
     @ RB (Ascension Health Credit
         Group) Series 2001B-1
         2.85%, 08/01/06                                  35,000          35,000
    +@ RB (Ensworth School)
         Series 2002
         3.55%, 01/07/06                                   7,525           7,525

       METROPOLITAN GOVERNMENT OF
       NASHVILLE AND DAVIDSON CNTY
       IDB
    +@ Educational Facilities Refunding
         RB (David Lipscomb
         University) Series 2003
         3.55%, 01/07/06                                   8,100           8,100
    +@ IDRB (Bindtech) Series 1997
         3.60%, 01/07/06                                   2,550           2,550
    +@ M/F Housing RB (Arbor Crest)
         Series 1985B
         3.55%, 01/07/06                                  12,750          12,750
    +@ M/F Housing RB (Arbor Knoll)
         Series 1985A
         3.55%, 01/07/06                                  13,400          13,400

       METROPOLITAN NASHVILLE AIRPORT
       AUTH
    +@ Passenger Facility Charge
         Refunding Bonds
         Series 2003
         3.60%, 01/04/06                                   5,600           5,600

       MONTGOMERY CNTY PUBLIC
       BUILDING AUTH
    +@ Pooled Financing RB
         (Tennessee Cnty Loan Pool)
         Series 2002
         3.75%, 01/07/06                                   4,800           4,800

       SEVIER CNTY PUBLIC BUILDING
       AUTH
   +~@ Public Improvement Bonds
         Series 1995C-1
         3.53%, 01/07/06                                   2,775           2,775
   +~@ Public Improvement Bonds
         Series 1996E-4
         3.53%, 01/07/06                                   2,155           2,155
   +~@ Public Improvement Bonds
         Series 1996E-5
         3.53%, 01/07/06                                   1,225           1,225
   +~@ Public Improvement Bonds
         Series 1996F-1
         3.53%, 01/07/06                                   8,150           8,150
   +~@ Public Improvement Bonds
         Series 1996F-2
         3.53%, 01/07/06                                   4,350           4,350


44 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
   +~@ Public Improvement Bonds
         Series 1996G
         3.53%, 01/07/06                                   4,810           4,810
   +~@ Public Improvement Bonds
         Series 1996II-C
         3.53%, 01/07/06                                     755             755
   +~@ Public Improvement Bonds
         Series 1998III-C-1
         3.53%, 01/07/06                                   7,400           7,400

       SHELBY CNTY
       TAN Series 2005
         2.65%, 06/30/06                                  27,000          27,175

       SHELBY CNTY HEALTH,
       EDUCATION AND HOUSING
       FACILITY BOARD
    +@ M/F Housing RB (TUP I)
         Series 1997A
         3.66%, 01/04/06                                   5,000           5,000
    +@ RB (Rhodes College)
         Series 2000
         3.53%, 01/07/06                                   9,465           9,465
    +@ RB (St Benedict at Auburndale
         High School) Series 2003
         3.54%, 01/07/06                                   5,000           5,000
    +@ RB (The Hutchison School)
         Series 2005
         3.53%, 01/07/06                                  10,000          10,000

       TENNESSEE
       GO TECP Series A
         2.88%, 01/10/06                                  20,000          20,000

       TENNESSEE HOUSING
       DEVELOPMENT AGENCY
   ~@/ Homeownership Program
         Bonds Series 2001-1C
         3.64%, 01/07/06                                   6,175           6,175

       VOLUNTEER STUDENT LOAN
       FUNDING CORP
    +@ RB Series 1987A-1
         3.55%, 01/04/06                                  15,000          15,000
    +@ RB Series 1987A-2
         3.55%, 01/07/06                                  13,700          13,700
    +@ RB Series 1987A-3
         3.55%, 01/04/06                                  59,700          59,700
                                                                     -----------
                                                                         426,409
       TEXAS 11.4%

       ALVIN INDEPENDENT SD
  +~@/ Unlimited Schoolhouse RB
         Series 2005
         3.42%, 01/04/06                                   6,190           6,190

       AMARILLO HEALTH FACILITY CORP
    +@ Refunding RB (Evangelical
         Lutheran Good Samaritan
         Society) Series 1997
         3.56%, 01/07/06                                   2,000           2,000

       AUSTIN
   ~@/ Public Improvement Bonds
         Series 2000
         3.56%, 01/07/06                                   6,000           6,000
  +~@/ Public Improvement Refunding
         Bonds Series 2005
         3.55%, 01/07/06                                   4,045           4,045
  +~@/ Water and Wastewater
         Refunding RB Series
         2001 A&B
         3.54%, 01/04/06                                   6,425           6,425

       BEXAR CNTY HEALTH FACILITIES
       DEVELOPMENT CORP
    +@ Health Care RB (Chandler
         Memorial Home)
         Series 1995
         3.54%, 01/07/06                                   3,445           3,445

       BRAZOS RIVER AUTH
    +@ Pollution Control Refunding RB
         (TXU Electric Co)
         Series 2001D-1
         3.56%, 01/07/06                                  14,300          14,300

       BROWNVILLE UTILITY SYSTEM
  +~@/ Revenue Improvement and
         Refunding Bonds
         Series 2005A
         3.56%, 01/07/06                                   7,000           7,000

       COLLIN CNTY HFA
    +@ M/F Housing RB (Huntington
         Apts) Series 1996
         3.62%, 01/07/06                                   6,150           6,150

       DALLAS
    ~@ GO Bonds Series 2005
         3.56%, 01/07/06                                   7,180           7,180


                                                         See financial notes. 45

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
     ~ Waterworks and Sewer System
         CP Series B
         3.10%, 02/07/06                                   5,000           5,000

       DALLAS AREA RAPID TRANSIT
  +~@/ Sr Lien Sales Tax RB
         Series 2001
         3.56%, 01/07/06                                  16,130          16,130

       DALLAS FORT WORTH INTERNATIONAL
       AIRPORT
  +~@/ Joint Improvement RB
         Series 2003A
         3.59%, 01/07/06                                  14,990          14,990
  +~@/ Joint Improvement and
         Refunding RB Series 2002A
         3.59%, 01/07/06                                   8,995           8,995
       Joint RB Series 2003A
  +~@/   3.58%, 01/07/06                                   2,500           2,500
  +~@/   3.60%, 01/07/06                                   6,370           6,370
    @/ Refunding RB (United Parcel
         Service) Series 2002
         3.77%, 01/07/06                                  10,550          10,550

       DALLAS INDEPENDENT SD
  +~@/ Unlimited Tax School Building
         and Refunding Bonds
         Series 2004A
         3.55%, 01/07/06                                   1,200           1,200

       DENTON UTILITY SYSTEM
  +~@/ RB Series 2000A
         3.55%, 01/07/06                                   5,230           5,230

       DUNCANVILLE INDEPENDENT SD
  +~@/ Unlimited Tax Refunding Bonds
         Series 2005
         3.55%, 01/07/06                                  10,355          10,355

       EL PASO
  +~@/ Water and Sewer Refunding
         RB Series 1998
         3.66%, 01/07/06                                   9,635           9,635

       GRAND PRAIRIE IDA
    +@ IDRB (NTA Leasing Co)
         Series 1994
         3.66%, 01/07/06                                   1,280           1,280

       GRAPEVINE IDA
    +@ Airport Improvement RB
         (Simuflite Training
         International) Series 1983A
         2.70%, 04/03/06                                  19,000          19,000

       GREATER EAST TEXAS STUDENT
       LOAN CORP
       RB Series 1992B
    +@   3.56%, 01/07/06                                  30,200          30,200
    +@   2.85%, 07/01/06                                  14,000          14,000
    +@ RB Series 1995B
         2.85%, 07/03/06                                  10,000          10,000
    +@ Refunding RB Series 1993A
         3.56%, 01/07/06                                  48,150          48,150
    +@ Refunding RB Series 1993B
         3.56%, 01/07/06                                  23,400          23,400
    +@ Refunding RB Series 1995A
         3.60%, 01/07/06                                  35,700          35,700

       GREATER TEXAS STUDENT LOAN
       CORP
    +@ RB Series 1998A
         3.56%, 01/07/06                                  10,250          10,250

       GULF COAST IDA
    +@ Environmental Facilities RB
         (Citgo Petroleum Corp)
         Series 2004
         3.82%, 01/07/06                                  24,000          24,000
    +@ IDRB (Gruma Corp)
         Series 1994
         3.61%, 01/04/06                                   6,440           6,440

       GULF COAST WASTE DISPOSAL
       AUTH
     @ Environmental Facilities RB
         (Exxon Mobil) Series 2000
         3.75%, 01/07/06                                  16,850          16,850
     @ Environmental Facilities RB
         (ExxonMobil) Series 2001A
         3.75%, 01/07/06                                  25,000          25,000
     @ Environmental Facilities RB
         (ExxonMobil) Series 2001B
         3.75%, 01/07/06                                  11,000          11,000

       HARRIS CNTY
   +~@ Jr Lien Special RB (Rodeo)
         Series 2001C
         3.45%, 01/07/06                                   1,800           1,800
   ~@/ Permanent Improvement
         Refunding Bonds
         Series 2004A
         3.55%, 01/07/06                                  21,100          21,100
  +~@/ Toll Road Sr Lien Refunding
         RB Series 2005A
         3.55%, 01/07/06                                   6,470           6,470


46 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       HARRIS CNTY HEALTH FACILITY
       DEVELOPMENT CORP
  +~@/ RB (SCH Health Care)
         Series 1997B
         3.56%, 01/07/06                                  14,850          14,850

       HARRIS CNTY HFA
    +@ M/F Housing RB (Dominion
         Square Apts) Series 2000
         3.66%, 01/07/06                                   2,825           2,825
    +@ M/F Housing RB (Village At
         Cornerstone Apts)
         Series 2004
         3.60%, 01/07/06                                   8,360           8,360

       HAYS CONSOLIDATED
       INDEPENDENT SD
  +~@/ Unlimited Tax Refunding
         Bonds Series 2005
         3.55%, 01/07/06                                   3,690           3,690

       HOUSTON
   +~@ Airport System Subordinate
         Lien Refunding RB
         Series 2005A
         3.54%, 01/04/06                                  51,800          51,800
  +~@/ Combined Utility System First
         Lien Refunding RB
         Series 2005
         3.63%, 01/07/06                                   7,300           7,300
   ~@/ Public Improvement Refunding
         Bonds Series 1998A
         3.56%, 01/07/06                                  21,655          21,655
  +~@/ Public Improvement Refunding
         Bonds Series 2005A
         3.55%, 01/07/06                                  14,000          14,000
  +~@/ Water and Sewer System Jr
         Lien Refunding RB
         Series 2002A
         3.59%, 01/07/06                                   6,530           6,530

       HOUSTON COMBINED UTILITY
       SYSTEM
  +~@/ First Lien Refunding RB
         Series 2004A
         3.55%, 01/07/06                                   5,350           5,350
  +~@/ First Lien Refunding RB
         Series 2005A
         3.55%, 01/07/06                                  15,250          15,250

       HOUSTON ISD
  +~@/ Limited Tax Refunding Bonds
         Series 2005B
         3.55%, 01/07/06                                  10,485          10,485
  +~@/ Limited Tax Schoolhouse and
         Refunding Bonds
         Series 2003
         3.56%, 01/07/06                                   5,300           5,300

       HOUSTON PORT AUTH
  +~@/ Unlimited Tax Refunding Bonds
         Series 2005B
         3.55%, 01/07/06                                   3,770           3,770

       JEWETT ECONOMIC DEVELOPMENT
       CORP
     @ IDRB (Nucor Corp)
         Series 2003
         3.63%, 01/07/06                                   6,200           6,200

       KATY INDEPENDENT SD
  +~@/ Unlimited Tax School Building
         Bonds Series 2000A
         3.56%, 01/07/06                                  10,145          10,145

       LAVACA-NAVIDAD RIVER AUTH
   +@/ Water Supply System Contract
         RB (Formosa Plastics Corp)
         Series 1990
         3.58%, 01/07/06                                  13,600          13,600

       LEANDER INDEPENDENT SD
  +~@/ Unlimited Tax School Building
         and Refunding Bonds
         Series 2003
         3.44%, 01/07/06                                  10,000          10,000

       LOWER COLORADO RIVER AUTH
  +~@/ Refunding RB Series 1999A
         3.56%, 01/07/06                                  10,770          10,770

       MANSFIELD IDA
    +@ IDRB (Southern Champion
         Tray) Series 1999
         3.60%, 01/04/06                                   1,600           1,600

       MANSFIELD INDEPENDENT SD
  +~@/ Unlimited Tax School Building
         Bonds Series 2005
         3.55%, 01/07/06                                   6,390           6,390


                                                         See financial notes. 47

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       MATAGORDA CNTY NAVIGATION
       DISTRICT NO. 1
  +~@/ Refunding RB (Houston
         Lighting and Power Co)
         3.59%, 01/07/06                                  19,385          19,385

       MIDLAND COLLEGE DISTRICT
  +~@/ GO Bonds Series 2005
         3.55%, 01/07/06                                   5,555           5,555

       MIDLOTHIAN INDEPENDENT SD
  +~@/ Unlimited Tax School Building
         and Refunding Bonds
         Series 2004
         3.57%, 01/07/06                                   8,840           8,840

       NORTH EAST INDEPENDENT SD
  +~@/ Unlimited Tax Refunding
         Bonds Series 2005
         3.55%, 01/07/06                                   3,500           3,500
  +~@/ Unlimited Tax School Building
         Bonds Series 2005
         3.55%, 01/07/06                                   5,015           5,015

       NORTH TEXAS HIGHER EDUCATION
       AUTH
    +@ Student Loan RB Series 1998
         3.45%, 01/07/06                                   9,000           9,000
   +~@ Student Loan RB
         Series 2005A
         3.45%, 01/04/06                                  20,600          20,600
    +@ Student Loan RB
         Series 2005C
         3.45%, 01/04/06                                  50,000          50,000

       NORTH TEXAS TOLLWAY AUTH
  +~@/ Dallas North Tollway System
         RB Series 2005A
         3.55%, 01/07/06                                   2,600           2,600

       PANHANDLE PLAINS HIGHER
       EDUCATION AUTH
   +~@ Student Loan RB
         Series 1991A
         3.54%, 01/07/06                                  32,400          32,400
   +~@ Student Loan RB
         Series 1992A
         3.54%, 01/07/06                                  19,100          19,100
   +~@ Student Loan RB
         Series 1993A
         3.54%, 01/07/06                                  21,700          21,700

       PFLUGERVILLE INDEPENDENT SD
  +~@/ Unlimited Tax Refunding
         Bonds Series 2005
         3.55%, 01/07/06                                   4,000           4,000

       PORT ARTHUR INDEPENDENT SD
  +~@/ Unlimited Tax School Building
         Bonds Series 2005
         3.56%, 01/07/06                                  23,395          23,395

       SAN ANTONIO
  +~@/ Airport System Revenue
         Improvement Bonds
         Series 2002
         3.59%, 01/07/06                                   9,240           9,240
   +~@ Water System Refunding RB
         Series 2005
         3.55%, 01/07/06                                  12,335          12,335

       SAN ANTONIO EMPOWERMENT
       ZONE DEVELOPMENT CORP
    +@ Contract RB (Drury Southwest
         Hotel) Series 2005
         3.60%, 01/07/06                                  10,450          10,450

       SAN ANTONIO IDA
    +@ IDRB (Gruma Corp)
         Series 1994
         3.61%, 01/04/06                                   4,095           4,095

       SPRING INDEPENDENT SD
  +~@/ Unlimited Tax Schoolhouse
         Bonds Series 2005
         3.55%, 01/07/06                                   5,985           5,985

       TEXAS
   ~@/ GO Bonds (Veterans' Housing
         Assistance Program-Fund II)
         Series 2002A-2
         3.59%, 01/07/06                                   6,000           6,000
    ~@ GO Bonds (Veterans' Housing
         Assistance Program-Fund II)
         Series 2005A
         3.60%, 01/07/06                                  16,500          16,500
    ~@ GO Refunding Bonds (College
         Student Loan) Series 2003
         2.85%, 07/01/06                                  30,630          30,630
       TRAN Series 2005
         3.00%, 08/31/06                                  25,000          25,241
         3.01%, 08/31/06                                 100,000         100,959
         3.25%, 08/31/06                                  44,600          44,950
         3.30%, 08/31/06                                     835             841


48 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       TEXAS A&M BOARD OF REGENTS
   ~@/ Permanent University Fund
         Bonds Series 2004B
         3.55%, 01/07/06                                   6,500           6,500

       TEXAS A&M UNIVERSITY
   ~@/ Permanent University Fund
         Bonds Series 1998
         3.56%, 01/07/06                                  28,445          28,445

       TEXAS DEPT OF HOUSING AND
       COMMUNITY AFFAIRS
    +@ M/F Housing RB (Atascocita
         Pines Apts) Series 2005
         3.63%, 01/07/06                                  11,900          11,900
    +@ M/F Housing RB (Bristol Apts)
         Series 2004
         3.60%, 01/07/06                                   8,625           8,625
    +@ M/F Housing RB (Canal Place
         Apts) Series 2005A
         3.68%, 01/04/06                                  15,000          15,000
    +@ M/F Housing RB (Creek Point
         Apts) Series 2000
         3.65%, 01/04/06                                   6,685           6,685
    +@ M/F Housing RB (Lafayette
          Village Apts) Series 2005
         3.63%, 01/07/06                                   7,100           7,100
    +@ M/F Housing RB (Montgomery
         Pines Apts) Series 2004
         3.60%, 01/07/06                                  12,300          12,300
    +@ M/F Housing RB (Pinnacle
         Apts) Series 2004
         3.60%, 01/07/06                                   7,000           7,000
    +@ M/F Housing RB (Tower Ridge
         Apts) Series 2005
         3.61%, 01/07/06                                  15,000          15,000
   ~@/ Residential Mortgage RB
         Series 1998A
         3.66%, 01/07/06                                  14,950          14,950
   ~@/ Residential Mortgage Refunding
         RB Series 2003A
         3.59%, 01/07/06                                  10,000          10,000
  +~@/ S/F Mortgage RB
         Series 2002 A&B
         3.60%, 01/07/06                                   4,115           4,115
   +~@ S/F Mortgage RB
         Series 2004D
         3.60%, 01/07/06                                  23,400          23,400

       TEXAS MUNICIPAL GAS CORP
   +~@ Sr Lien Gas Reserve RB
         Series 1998
         3.51%, 01/07/06                                   1,980           1,980

       TEXAS PUBLIC FINANCE AUTH
     ~ Unemployment Compensation
         Obligation Assessment RB
         Series 2003C-1
         3.05%, 01/05/06                                  40,000          40,000

       TEXAS TRANSPORTATION
       COMMISSION
       Mobility Fund Bonds
         Series 2005A
    ~@   3.55%, 01/07/06                                   4,180           4,180
    ~@   3.55%, 01/07/06                                  54,700          54,700
    ~@   3.56%, 01/07/06                                   5,995           5,995

       TRINITY RIVER AUTH
  +~@/ Improvement and Refunding
         RB Series 2005
         3.55%, 01/07/06                                  14,265          14,265
    +@ Solid Waste Disposal RB
         (Community Waste Disposal)
         Series 1999
         3.55%, 01/07/06                                   4,070           4,070

       UNIVERSITY OF TEXAS
       Permanent University Fund
         Flexible Rate Notes Series A
         3.10%, 02/01/06                                  25,000          25,000
         3.11%, 02/09/06                                   5,000           5,000
                                                                     -----------
                                                                       1,506,726
       UTAH 1.2%

       INTERMOUNTAIN POWER AGENCY
   +~@ Power Supply Refunding RB
         Series 1985E
         2.78%, 03/15/06                                  14,100          14,100
  +~@/ Power Supply Refunding RB
         Series 1996C
         3.55%, 01/07/06                                  15,330          15,330
  +~@/ Power Supply Refunding RB
         Series 1998A
         3.09%, 01/07/06                                   9,995           9,995

       SALT LAKE CITY
  +~@/ Hospital RB (IHC Health
         Services) Series 2001
         3.56%, 01/07/06                                  26,730          26,730


                                                         See financial notes. 49

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
    +@ RB (Rowland Hall-St Mark's
         School) Series 2001
         3.51%, 01/07/06                                   9,280           9,280

       UNIVERSITY OF UTAH
  +~@/ Refunding RB (Auxiliary and
         Campus Facilties)
         Series 1998A
         3.56%, 01/07/06                                  30,060          30,060
    +@ Student Loan RB
         Series 1993A
         3.45%, 01/04/06                                   5,000           5,000

       UTAH BUILDING OWNERSHIP AUTH
  +~@/ Lease Refunding RB
         Series 1998C
         3.56%, 01/07/06                                   9,695           9,695

       UTAH STATE BOARD OF REGENTS
   +~@ Student Loan RB
         Series 2005W
         3.45%, 01/07/06                                  35,280          35,280
                                                                     -----------
                                                                         155,470
       VERMONT 0.1%

       VERMONT ECONOMIC
       DEVELOPMENT AUTH
    +@ IDRB (Agri-Mark)
         Series 1999A
         3.72%, 01/07/06                                  17,000          17,000
    +@ IDRB (Agri-Mark)
         Series 1999B
         3.72%, 01/07/06                                   1,000           1,000
                                                                     -----------
                                                                          18,000
       VIRGINIA 0.4%

       ARLINGTON CNTY IDA
    +@ M/F Housing RB (Gates of
         Ballston Apts) Series 2005
         3.58%, 01/04/06                                  14,500          14,500

       FAIRFAX CNTY
   ~@/ Public Improvement and
         Refunding Bonds
         Series 2004A
         3.55%, 01/07/06                                   1,000           1,000

       KING GEORGE CNTY
    +@ Solid Waste Disposal Facility
         RB (Garnet) Series 1996
         3.60%, 01/07/06                                   3,700           3,700

       MONTGOMERY CNTY IDA
    +@ RB (Virginia Tech Foundation)
         Series 2001B
         3.61%, 01/07/06                                     695             695

       NEWPORT NEWS IDA
    +@ RB (CNU Warwick Student
         Apts) Series 2004
         3.55%, 01/07/06                                   4,300           4,300

       NORFOLK
  +~@/ Parking System Refunding RB
         Series 2000B
         3.56%, 01/07/06                                   9,450           9,450

       NORFOLK REDEVELOPMENT AND
       HOUSING AUTH
    +@ RB (E2F Student Housing I)
         Series 2005
         3.55%, 01/07/06                                   7,000           7,000

       PORTSMOUTH REDEVELOPMENT
       AND HOUSING AUTH
    +@ M/F Housing RB (Churchland
         North Apts) Series 1999
         3.60%, 01/07/06                                   6,395           6,395

       VIRGINIA BEACH DEVELOPMENT
       AUTH
    +@ M/F Residential Rental
         Housing RB (Silver Hill at
         Thalia) Series 1999
         3.60%, 01/07/06                                   4,100           4,100

       VIRGINIA PORT AUTH
  +~@/ RB (2002 Resolution)
         Series 2005A
         3.45%, 01/04/06                                   2,645           2,645
                                                                     -----------
                                                                          53,785
       WASHINGTON 4.5%

       CENTRAL PUGET SOUND REGIONAL
       TRANSIT AUTH
  +~@/ Sales Tax RB Series 2005A
         3.56%, 01/07/06                                   7,975           7,975

       DOUGLAS CNTY DEVELOPMENT
       CORP
    +@ RB (Executive Flight)
         Series 1998
         3.60%, 01/07/06                                   6,100           6,100


50 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       ENERGY NORTHWEST
  +~@/ Electric Refunding RB (Project
         No. 1) Series 2005A
         3.55%, 01/07/06                                  10,720          10,720
  +~@/ Refunding Electric RB
         (Columbia Generating Station
         No. 3) Series 2001A
         3.56%, 01/07/06                                  29,700          29,700
  +~@/ Refunding Electric RB (Project
         No. 1) Series 2002A
         3.55%, 01/07/06                                  36,655          36,655
  +~@/ Refunding Electric RB (Project
         No. 3) Series 2003A
         3.55%, 01/07/06                                   8,690           8,690

       EVERETT IDA
     @ Exempt Facilities RB (Kimberly-
         Clark Corp) Series 2002
         3.55%, 01/07/06                                   3,200           3,200
    +@ RB (Partners Trust I/Synsor)
         Series 1996
         3.55%, 01/07/06                                   3,100           3,100

       KING CNTY RURAL LIBRARY DISTRICT
  +~@/ Unlimited Tax GO Bonds
         Series 2005
         3.55%, 01/07/06                                  11,605          11,605

       OLYMPIA
    +@ Solid Waste RB (LeMay
         Enterprises) Series 1999
         3.55%, 01/07/06                                   5,075           5,075

       PIERCE CNTY
    +@ IDRB (McFarland Cascade)
         Series 1996
         3.65%, 01/07/06                                   3,945           3,945
  +~@/ Unlimited Tax GO Bonds
         Series 2001
         3.56%, 01/07/06                                  43,655          43,655

       PIERCE CNTY ECONOMIC
       DEVELOPMENT CORP
    +@ RB (Flex-A-Lite Consolidated)
         Series 1996
         3.55%, 01/07/06                                   2,250           2,250
    +@ RB (K&M Holdings II)
         Series 1997
         3.62%, 01/07/06                                   1,300           1,300
    +@ Solid Waste RB (LeMay
         Enterprises) Series 1999
         3.55%, 01/07/06                                   1,645           1,645

       PORT OF CENTRALIA IDA
    +@ Solid Waste RB (LeMay
         Enterprises) Series 1999
         3.55%, 01/07/06                                   1,035           1,035

       PORT OF MOSES LAKE PUBLIC
       CORP
    +@ RB (National Frozen Foods
         Corp) Series 1997
         3.50%, 01/07/06                                   2,000           2,000

       PORT OF SEATTLE
  +~@/ Intermediate Lien Refunding
         RB Series 2005A
         3.55%, 01/07/06                                  14,825          14,825
  +~@/ RB Series 2001B
         3.59%, 01/07/06                                   4,430           4,430
  +~@/ RB Series 2003A
         3.55%, 01/07/06                                   1,000           1,000
  +~@/ Special Facility RB (Terminal
         18) Series 1999B
         3.59%, 01/04/06                                  49,795          49,795
  +~@/ Subordinate Lien RB
         Series 1999B
         3.59%, 01/07/06                                   2,875           2,875
    +@ Subordinate Lien RB
         Series 2005
         3.45%, 01/04/06                                   8,500           8,500

       PORT OF TACOMA
       RB Series 2005
  +~@/   3.58%, 01/07/06                                   6,290           6,290
  +~@/   3.60%, 01/07/06                                   5,760           5,760

       SEATTLE
  +~@/ Drainage and Wastewater
         Refunding RB Series 2002
         3.55%, 01/07/06                                   6,875           6,875

       SEATTLE HOUSING AUTH
    +@ RB (CHHIP and HRG)
         Series 1996
         3.55%, 01/07/06                                   3,335           3,335
    +@ RB (Casa Pacifica Apts)
         Series 1997
         3.55%, 01/07/06                                   2,900           2,900

       SNOHOMISH CNTY PUBLIC UTILITY
       DISTRICT NO. 1
  +~@/ Electric System Refunding RB
         Series 2005A
         3.56%, 01/07/06                                   7,440           7,440


                                                         See financial notes. 51

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       TACOMA HOUSING AUTH
    +@ RB (Crown Assisted Living)
         Series 1998
         3.59%, 01/07/06                                   3,060           3,060

       WASHINGTON
   ~@/ GO Bonds Series 1998C
         3.56%, 01/07/06                                  12,150          12,150
   ~@/ GO Bonds Series 2000B
         3.56%, 01/07/06                                  13,380          13,380
  +~@/ GO Bonds Series 2003A
         3.57%, 01/07/06                                   5,170           5,170
  +~@/ GO Refunding Bonds
         Series R-2006A
         3.55%, 01/07/06                                  16,350          16,350
  +~@/ Motor Vehicle Fuel Tax GO
         Bonds Series 2006B
         3.55%, 01/07/06                                   2,500           2,500
  +~@/ Unlimited GO Bonds Series B
         3.56%, 01/07/06                                  30,485          30,485
  +~@/ Various Purpose GO Bonds
         Series 2005D
         3.55%, 01/07/06                                  12,425          12,425

       WASHINGTON ECONOMIC
       DEVELOPMENT FINANCE AUTH
    +@ IDRB (Tonkin Building
         Associates) Series 1997A
         3.65%, 01/07/06                                   1,000           1,000
  +~@/ Lease RB (Washington
         Biomedical Research
         Properties II) Series 2005E
         3.58%, 01/04/06                                  14,620          14,620
    +@ RB (Hunter Douglas)
         Series 1997A
         3.60%, 01/07/06                                   3,500           3,500
    +@ RB  (Skills) Series 1998N
         3.59%, 01/07/06                                   2,665           2,665
    +@ Solid Waste Disposal RB
         (Cedar Grove Composting)
         Series 2004B
         3.55%, 01/07/06                                   5,600           5,600
    +@ Solid Waste Disposal RB
         (Lemay Enterprises)
         Series 2005B
         3.55%, 01/07/06                                   5,670           5,670
    +@ Solid Waste Disposal RB
         (Waste Management Inc)
         Series 2005D
         3.60%, 01/07/06                                   9,000           9,000
    +@ Solid Waste Disposal RB
         (Waste Management)
         Series 2000C
         3.56%, 01/04/06                                   5,500           5,500
    +@ Solid Waste Disposal RB
         (Waste Management)
         Series 2000H
         3.56%, 01/04/06                                   6,825           6,825
       Solid Waste Disposal RB
         (Waste Management)
         Series 2000I
    +@   3.53%, 01/04/06                                  10,240          10,240
    +@   3.56%, 01/04/06                                   7,235           7,235

       WASHINGTON HEALTH CARE
       FACILITIES AUTH
    +@ RB (Yakima Valley Farm
         Workers Clinic) Series 1997
         3.50%, 01/07/06                                   3,000           3,000

       WASHINGTON HOUSING FINANCE
       COMMISSION
    +@ M/F Housing RB (Anchor
         Village Apts) Series 1997
         3.60%, 01/07/06                                  10,750          10,750
    +@ M/F Housing RB (Brittany
         Park Phase II) Series 1998A
         3.60%, 01/07/06                                   3,480           3,480
    +@ M/F Housing RB (Brittany
         Park) Series 1996A
         3.60%, 01/07/06                                   8,930           8,930
    +@ M/F Housing RB (Fairwinds
         Redmond) Series 2005A
         3.63%, 01/07/06                                   7,500           7,500
    +@ M/F Housing RB (Highlander
         Apts) Series 2004A
         3.60%, 01/07/06                                   7,000           7,000
    +@ M/F Housing RB (Lakewood
         Meadows Apts)
         Series 2000A
         3.60%, 01/07/06                                   3,140           3,140
    +@ M/F Housing RB (Merrill
         Gardens at Queen Anne)
         Series 2004A
         3.63%, 01/07/06                                  11,000          11,000
    +@ M/F Housing RB (Merrill
         Gardens) Series 1997A
         3.60%, 01/07/06                                   6,125           6,125


52 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
    +@ M/F Housing RB (Rainier
         Court Apts) Series 2003A
         3.60%, 01/07/06                                  12,750          12,750
    +@ M/F Housing RB (Rosecreek
         Apts) Series 1998A
         3.63%, 01/07/06                                   3,570           3,570
    +@ M/F Housing RB (Silver Creek
         Apts) Series 2004
         3.60%, 01/07/06                                   4,100           4,100
    +@ M/F Housing RB (Vintage at
         Burien) Series 2004A
         3.60%, 01/07/06                                   6,570           6,570
    +@ M/F Housing RB (Woodrose
         Apts) Series 1999A
         3.60%, 01/07/06                                   6,750           6,750
    +@ M/F Mortgage RB (Canyon
         Lakes) Series 1993
         3.57%, 01/07/06                                   4,215           4,215
    +@ M/F Mortgage RB (Lake
          Washington Apts)
         Series 1996
         3.55%, 01/07/06                                   8,050           8,050
    +@ M/F Mortgage RB (Meridian
         Court Apts) Series 1996
         3.65%, 01/07/06                                   6,700           6,700
    +@ M/F RB (Cedar Ridge
         Retirement) Series 2005A
         3.63%, 01/07/06                                   5,030           5,030
    +@ Non-Profit RB (Wesley Homes)
         Series 2005A
         3.38%, 01/03/06                                   3,000           3,000
    +@ Non-Profit Refunding RB
         (Horizon House) Series 2005
         3.54%, 01/07/06                                  11,725          11,725

       YAKAMA INDIAN NATION
    +@ RB (Yakama Forest Products)
         Series 1997
         3.55%, 01/07/06                                   2,100           2,100

       YAKIMA CNTY PUBLIC CORP
    +@ IDRB (Cowiche Growers)
         Series 1998
         3.60%, 01/07/06                                   2,500           2,500
    +@ RB (Michelsen Packaging)
         Series 1996
         3.55%, 01/07/06                                     600             600
                                                                     -----------
                                                                         598,635
       WEST VIRGINIA 0.5%

       BRAXTON CNTY
   +~@ Solid Waste Disposal
         Refunding RB (Weyerhouser
         Co) Series 1998
         3.62%, 01/07/06                                  16,275          16,275

       MARION CNTY
    +@ Solid Waste Disposal Facility
         RB (Grant Town
         Cogeneration) Series 1990B
         3.47%, 01/07/06                                  18,525          18,525
    +@ Solid Waste Disposal Facility
         RB (Grant Town
         Cogeneration) Series 1990C
         3.47%, 01/07/06                                  15,900          15,900
    +@ Solid Waste Disposal Facility
         RB (Grant Town
         Cogeneration) Series 1990D
         3.47%, 01/07/06                                   3,000           3,000

       WEST VIRGINIA HOUSING
       DEVELOPMENT FUND
   ~@/ Housing Finance Bonds
         Series 2001D
         3.55%, 01/07/06                                  15,615          15,615
                                                                     -----------
                                                                          69,315
       WISCONSIN 2.1%

       COLBURN IDA
    +@ IDRB (Heartland Farms)
         Series 1994
         3.75%, 01/07/06                                   5,800           5,800

       KENOSHA
    +@ IDRB (Asyst Technologies)
         Series 1997
         3.56%, 01/07/06                                   5,000           5,000

       KIMBERLY AREA SD
  +~@/ GO Refunding Bonds
         3.56%, 01/07/06                                   6,075           6,075

       MILWAUKEE CNTY
  +~@/ Airport RB Series 2000A
         3.59%, 01/07/06                                  18,470          18,470


                                                         See financial notes. 53

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       SOUTHEAST WISCONSIN
       PROFESSIONAL BASEBALL PARK
       DISTRICT
  +~@/ Sales Tax Refunding Bonds
         Series 1998
         3.54%, 01/07/06                                   5,000           5,000

       WISCONSIN
  +~@/ GO Bonds Series 2005-1
         3.55%, 01/07/06                                   8,150           8,150
   ~@/ GO Bonds Series 2005D
         3.55%, 01/07/06                                  20,000          20,000
  +~@/ GO Refunding Bonds
         Series 2005-1
         3.55%, 01/07/06                                   4,580           4,580
  +~@/ Transportation RB
         Series 2005A
         3.54%, 01/07/06                                   9,670           9,670

       WISCONSIN HOUSING AND
       ECONOMIC DEVELOPMENT
       AUTH-1987 HOMEOWNERSHIP
       RESOLUTION
    +@ Business Development RB
         (Ultratec) Series 1995-7
         3.75%, 01/07/06                                   2,050           2,050
    ~@ Homeownership RB
         Series 2002C
         3.55%, 01/07/06                                   3,040           3,040
    ~@ Homeownership RB
         Series 2002D
         3.59%, 01/07/06                                     435             435
    ~@ Homeownership RB
         Series 2003B
         3.59%, 01/04/06                                  13,800          13,800
    ~@ Homeownership RB
         Series 2005A
         3.54%, 01/04/06                                  20,725          20,725
  +~@/ Housing RB Series 2002B
         3.55%, 01/07/06                                  15,655          15,655
  +~@/ S/F Draw Down RB
         Series 2003-1
         3.60%, 01/07/06                                  15,720          15,720

       WISCONSIN HOUSING AND
       ECONOMIC DEVELOPMENT
       AUTH-1988 HOMEOWNERSHIP
       RESOLUTION
    ~@ Homeownership RB
         Series 2004D
         3.54%, 01/07/06                                  73,750          73,750
       Homeownership RB
         Series 2005C
    ~@   3.59%, 01/04/06                                  38,500          38,500
   ~@/   3.60%, 01/07/06                                   4,875           4,875
   ~@/ Homeownershp RB
         Series 2003A
         3.60%, 01/07/06                                   3,435           3,435
   ~@/ RB Series 2004D
         3.60%, 01/07/06                                   3,040           3,040

       WISCONSIN RAPIDS
    +@ IDRB (Thiele Kaolin)
         Series 1998
         3.60%, 01/07/06                                   4,500           4,500
                                                                     -----------
                                                                         282,270
       WYOMING 0.6%

       LINCOLN CNTY
     @ Pollution Control RB (Exxon)
         Series 1987A
         3.77%, 01/07/06                                  22,200          22,200
     @ Pollution Control RB (Exxon)
         Series 1987B
         3.77%, 01/07/06                                  10,600          10,600

       SUBLETTE CNTY
     @ Pollution Control RB (Exxon)
         Series 1987A
         3.75%, 01/07/06                                   7,500           7,500

       WYOMING
       Education Fund TRAN
         Series 2005A
         2.63%, 06/28/06                                  45,000          45,293
                                                                     -----------
                                                                          85,593

END OF INVESTMENTS.


54 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of December 31, 2005. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at value                                             $13,163,744 a
Cash                                                                      410
Receivables:
  Fund shares sold                                                     58,055
  Investments sold                                                      3,127
  Interest                                                             83,405
Prepaid expenses                                               +          458
                                                               ---------------
TOTAL ASSETS                                                       13,309,199

LIABILITIES
------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                 36,970
  Dividends to shareholders                                             3,693
  Investments bought                                                   44,500
  Investment adviser and administrator fees                               218
  Transfer agent and shareholder service fees                             323
  Trustees' fees                                                           17
Accrued expenses                                               +          355
                                                               ---------------
TOTAL LIABILITIES                                                      86,076

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                       13,309,199
TOTAL LIABILITIES                                              -       86,076
                                                               ---------------
NET ASSETS                                                        $13,223,123

NET ASSETS BY SOURCE
Capital received from investors                                    13,227,144
Net realized capital losses                                            (4,021)

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                        SHARES
SHARE CLASS                 NET ASSETS      /      OUTSTANDING     =       NAV

Sweep Shares                $7,466,874               7,471,008           $1.00
Value Advantage Shares      $3,007,098               3,007,686           $1.00
Select Shares                 $965,861                 966,002           $1.00
Institutional Shares        $1,783,290               1,783,575           $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $13,163,744. Includes restricted but deemed liquid securities comprised of 144A securities worth $3,681,408 or 28.3% of the fund's total net assets. During the reporting period, the fund had $5,395,285 in transactions with other Schwab Funds.

  FEDERAL TAX DATA
  -----------------------------------------------
  COST BASIS OF PORTFOLIO            $13,163,744

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:                 Loss amount:
    2007                                    $775
    2008                                     874
    2011                                     241
    2012                                   1,479
    2013                            +        652
                                    -------------
                                          $4,021

  RECLASSIFICATIONS:
  Net realized capital losses               $837
  Reclassified as:
  Net investment income
    not yet distributed                    ($315)
  Capital received from
    investors                              ($522)


                                                         See financial notes. 55

SCHWAB MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2005 through December 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                              $315,205

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized losses on investments sold                                   (755)

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                               44,856 a
Transfer agent and shareholder service fees:
   Sweep Shares                                                         32,821 b
   Value Advantage Shares                                                6,977 b
   Select Shares                                                         1,927 b
   Institutional Shares                                                  3,620 b
Trustees' fees                                                              71 c
Custodian and portfolio accounting fees                                  1,065
Professional fees                                                           72
Registration fees                                                        1,181
Shareholder reports                                                        345
Other expenses                                                     +       131
                                                                   ------------
Total expenses                                                          93,066
Expense reduction                                                  -    24,125 d
                                                                   ------------
NET EXPENSES                                                            68,941

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                315,205
NET EXPENSES                                                       -    68,941
                                                                   ------------
NET INVESTMENT INCOME                                                  246,264
NET REALIZED LOSSES                                                +      (755)
                                                                   ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                $245,509

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets as follows:

  TRANSFER AGENT SERVICES:
                                      % OF AVERAGE
  SHARE CLASS                     DAILY NET ASSETS
  ------------------------------------------------
  Sweep Shares                                0.25
  Value Advantage Shares                      0.05
  Select Shares                               0.05
  Institutional Shares                        0.05

  SHAREHOLDER SERVICES:
                                      % OF AVERAGE
  SHARE CLASS                     DAILY NET ASSETS
  ------------------------------------------------
  Sweep Shares                                0.20
  Value Advantage Shares                      0.17
  Select Shares                               0.17
  Institutional Shares                        0.17

  These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $17,852 from the investment adviser (CSIM) and $6,273 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through April 29, 2006, as follows:

                                      % OF AVERAGE
  SHARE CLASS                     DAILY NET ASSETS
  ------------------------------------------------
  Sweep Shares                                0.65
  Value Advantage Shares                      0.45
  Select Shares                               0.35
  Institutional Shares                        0.24

  Prior to April 30, 2005, the limit was 0.66% for sweep shares.

  This limit excludes interest, taxes and certain non-routine expenses.


56 See financial notes.

SCHWAB MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                              1/1/05-12/31/05   1/1/04-12/31/04

Net investment income                                $246,264           $95,108
Net realized losses                           +          (755)           (1,704)
                                              ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                245,509            93,404

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Sweep Shares                                          129,009            45,088
Value Advantage Shares                                 62,499            29,727
Select Shares                                          18,472             5,971
Institutional Shares                          +        36,165            14,086
                                              ----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME            246,145            94,872 a

TRANSACTIONS IN FUND SHARES b
--------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                       34,222,246        32,230,523
Value Advantage Shares                              3,763,501         3,977,079
Select Shares                                       2,018,411         1,518,310
Institutional Shares                          +     3,704,608         4,180,409
                                              ----------------------------------
TOTAL SHARES SOLD                                  43,708,766        41,906,321

SHARES REINVESTED
Sweep Shares                                          126,513            44,201
Value Advantage Shares                                 55,374            26,335
Select Shares                                          15,562             5,139
Institutional Shares                          +        31,212            11,892
                                              ----------------------------------
TOTAL SHARES REINVESTED                               228,661            87,567

SHARES REDEEMED
Sweep Shares                                      (34,444,625)      (32,204,616)
Value Advantage Shares                             (4,056,494)       (4,658,834)
Select Shares                                      (1,795,103)       (1,270,436)
Institutional Shares                          +    (3,411,103)       (3,451,756)
                                              ----------------------------------
TOTAL SHARES REDEEMED                             (43,707,325)      (41,585,642)

NET TRANSACTIONS IN FUND SHARES                       230,102           408,246 c

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                12,993,657        12,586,879
Total increase or decrease                    +       229,466           406,778 d
                                              ----------------------------------
END OF PERIOD                                     $13,223,123       $12,993,657 e

  Unless stated, all numbers x 1,000.

a 100% of the funds dividends for the current and prior periods are tax-exempt interest dividends.

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars. The fund started offering Select Shares and Institutional Shares on June 2, 2003.

c Represents shares sold plus shares reinvested, minus shares redeemed.

d Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes net investment income not yet distributed in the amount of $-- and $196 at the end of the current and prior period, respectively.


                                                         See financial notes. 57

SCHWAB MUNICIPAL MONEY FUND

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS FOUR SHARE CLASSES: Sweep Shares, Value Advantage Shares, Select Shares and Institutional Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the fund's investments are described in sections earlier in this report. However, there are certain other fund operations and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other Schwab Funds when practical. When

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The fund discussed in this report is highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
  Schwab Money Market Fund
  Schwab Government Money Fund
  Schwab U.S. Treasury Money Fund
  Schwab Value Advantage Money Fund
  SCHWAB MUNICIPAL MONEY FUND
  Schwab California Municipal Money Fund
  Schwab New York Municipal Money Fund
  Schwab New Jersey Municipal Money Fund
  Schwab Pennsylvania Municipal Money Fund
  Schwab Florida Municipal Money Fund
  Schwab Massachusetts Municipal Money Fund
  Schwab Retirement Advantage Money Fund
  Schwab Investor Money Fund
  Schwab Advisor Cash Reserves
  Schwab Cash Reserves

SCHWAB MUNICIPAL MONEY FUND

one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through the trust to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing for the fund during the period.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of their net investment income and net realized capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purpose primarily due to differing treatments of wash sale losses and market discount.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If the fund buys a debt instrument at a discount (that is, for less than its face value) or a premium (more than its face value), it amortizes the discount or premium from the current date up to maturity using the effective interest rate method. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

SCHWAB MUNICIPAL MONEY FUND

EXPENSES that are specific to the fund or a class are charged directly to the fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Municipal Money Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Municipal Money Fund (one of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Fund") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, California
February 14, 2006

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab Municipal Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

INTERIM APPROVAL, MAY 2005. At the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement on an interim basis through September 30, 2005. In connection with the interim approval of the Agreement, the Board requested that CSIM prepare responses to certain questions outlined below in advance of the next regularly scheduled Board meeting. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' investors are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported interim renewal of the Agreement.

   FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund. The Board noted that certain funds, including the Municipal Money Fund --Sweep Shares, had lower performance relative to their respective peer groups than other funds, and inquired as to the underlying reasons for this relative performance. The Board also requested that CSIM evaluate the reasons for such funds' relative performance, consider appropriate measures to address the performance and report the results of their findings at the next Board meeting. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported interim renewal of the Agreement.

   FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported interim renewal of the Agreement.

   PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported interim renewal of the Agreement.

   ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the interim continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

SUBSEQUENT CONTINUATION, AUGUST 2005. At the August 31, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the continuation of the Agreement through June 30, 2006. This approval extended the interim approval of the Agreement by the Board, which had taken place on May 24, 2005 and is discussed above. In connection with the approval of the Agreement, the Board considered additional information provided by CSIM in response to the Board's requests at the May 24, 2005 meeting, as well as reconsidered the information provided and factors considered at prior meetings including, with respect to the Schwab Municipal Money Fund, commitments by CSIM to reduce the guaranteed overall expense ratio for the Sweep Share Classes of the Schwab Municipal Money Fund by three basis points between May 1, 2006 and May 1, 2008. The Board concluded that the information provided at the meeting supported continuation of the Agreement. In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME AND
YEAR OF BIRTH            TRUSTEE SINCE                    MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER       2000 (all trusts).               Chairman, JDN Corp. Advisory LLC (real estate). Until 2001: Special
1960                                                      Advisor to the President, Stanford University. From 1996-2001: Vice
                                                          President of Business Affairs, Chief Financial Officer, Stanford
                                                          University.

                                                          Ms. Byerwalter is on the Boards of Stanford University, America First
                                                          Cos. (venture capital/fund management), Redwood Trust, Inc. (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                          (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                          Children's Hospital, Pacific Life Insurance Company (insurance),
                                                          Laudus Trust and Laudus Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex. 2

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex.

INDEPENDENT TRUSTEES continued

NAME AND
YEAR OF BIRTH            TRUSTEE SINCE                    MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD        Family of Funds, 1989;           Chief Executive Officer, Dorward & Associates (corporate management,
1931                     Investments, 1991; Capital       marketing and communications consulting). Until 1999: Executive Vice
                         Trust, 1993; Annuity             President, Managing Director, Grey Advertising. Until 1996:
                         Portfolios, 1994.                President, Chief Executive Officer, Allen & Dorward Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER        2000 (all trusts).               Dean Emeritus of the Haas School of Business, University of California,
1941                                                      Berkeley. Until 2/04, Co-Chief Executive Officer, Aphton Corporation
                                                          (bio-pharmaceuticals). Prior to 8/98, Dean of the Haas School of Business,
                                                          University of California, Berkeley (higher education).

                                                          Mr. Hasler is on the Boards of Aphton Corporation (bio-pharmaceuticals),
                                                          Mission West Properties (commercial real estate), Stratex Networks
                                                          (network equipment), TOUSA (home building), Genitope Corp. (bio-
                                                          pharmaceuticals), Laudus Trust and Laudus Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the
                                                          Schwab mutual fund complex. 3 Non-Executive Chairman, Solectron
                                                          Corporation (manufacturing).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES         Family of Funds, 1989;           Chairman, Chief Executive Officer, Director, Semloh Financial, Inc.
1931                     Investments, 1991; Capital       (international financial services and investment advisory firm).
                         Trust, 1993; Annuity
                         Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH          2000 (all trusts).               Since 1990, Chairman and Chief Executive Officer and founder of Smith
1950                                                      Graham & Co. (investment advisors).

                                                          Mr. Smith is on the Board of Cooper Industries (electrical products, tools and hardware); Chairman, Texas Southern University Foundation; Executive
                                                          Committee and Board Member, MD Anderson Cancer Center; Chairman of the
                                                          audit committee of Northern Border Partners, M.L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS       Family of Funds, 1989;           Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
1938                     Investments, 1991; Capital       Chairman, Chief Executive Officer, North American Trust (real estate
                         Trust, 1993; Annuity             investment trust).
                         Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY        Family of Funds, 1989;           Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate
1943                     Investments, 1991; Capital       investment and management, and other investments).
                         Trust, 1993; Annuity
                         Portfolios, 1994.

3 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex.

INTERESTED TRUSTEES

NAME AND                 TRUST POSITION(s);
YEAR OF BIRTH            TRUSTEE SINCE                    MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 4      Chairman, Trustee:               Chairman, Chief Executive Officer and Director, The Charles Schwab
1937                     Family of Funds, 1989;           Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles
                         Investments, 1991;               Schwab Investment Management, Inc., Charles Schwab Bank, N.A.;
                         Capital Trust, 1993;             Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I,
                         Annuity Portfolios, 1994.        Schwab International Holdings, Inc.; Chief Executive Officer and Director,
                                                          Schwab Holdings, Inc.; Director, U.S. Trust Company, N.A., U.S. Trust
                                                          Corporation, United States Trust Company of New York. Until 5/03, Co-Chief
                                                          Executive Officer, The Charles Schwab Corporation.

                                                          Trustee, Charles and Helen Schwab Foundation; Chairman, All Kinds of Minds
                                                          Institute (education), Trustee, Stanford University; Chairman and
                                                          Director, Charles Schwab Foundation; Chairman of the Finance Committee,
                                                          San Francisco Museum of Modern Art.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 4        Trustee, 2005 (all trust).       Executive Vice President and President, Asset Management Products &
1954                                                      Services, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset
                                                          Management (Ireland) Limited. From 9/02 to 7/04, President and Chief
                                                          Executive Officer, Charles Schwab Investment Management, Inc. and
                                                          Executive Vice President, Charles Schwab & Co., Inc. Prior to 9/02,
                                                          President and Chief Investment Officer, American Century Investment
                                                          Management; Director, American Century Companies, Inc. Until 6/01, Chief
                                                          Investment Officer, Fixed Income, American Century Companies, Inc.

OFFICERS OF THE TRUST

NAME AND
YEAR OF BIRTH            TRUST OFFICE(s) HELD             MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER          President, Chief Executive       Executive Vice President, President, Director, Charles Schwab Investment
1955                     Officer (all trusts).            Management, Inc. Vice President, Laudus Trust and Laudus Variable
                                                          Insurance Trust. Until 7/04: Senior Vice President, Asset Management
                                                          Products & Services Enterprise. Until 6/03: Executive Vice President,
                                                          Chief Financial Officer, Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD          Senior Vice President,           Senior Vice President, Chief Investment Officer, Director, Charles
1955                     Chief Investment Officer         Schwab Investment Management, Inc.; Chief Investment Officer, The
                         (all trusts).                    Charles Schwab Trust Co.

4 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of the Charles Schwab Corporation.

OFFICERS OF THE TRUST continued

NAME AND
YEAR OF BIRTH            TRUST OFFICE(s) HELD             MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS           Senior Vice President,           Senior Vice President and Chief Investment Officer, Fixed Income,
1959                     Chief Investment                 Charles Schwab Investment Management, Inc. Until 6/04: Vice
                         Officer (all trusts).            President and Senior Portfolio Manager, Charles Schwab Investment
                                                          Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER         Senior Vice President,           Senior Vice President, Chief Investment Officer, Equities, Charles Schwab
1963                     Chief Investment                 Investment Management, Inc.; Vice President, Chief Investment Officer,
                         Officer (all trusts).            Laudus Trust and Laudus Variable Insurance Trust. Until 5/04:
                                                          Vice President and Senior Portfolio Manager, Charles Schwab
                                                          Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE         Chief Compliance                 Senior Vice President, Institutional Compliance and Chief Compliance
1960                     Officer (all trusts).            Officer, Charles Schwab Investment Management, Inc.; Chief Compliance
                                                          Officer, Laudus Trust and Laudus Variable Insurance Trust. Until 9/03:
                                                          Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment
                                                          Management, Inc. Until 2002: Vice President, Internal Audit, Charles
                                                          Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON           Secretary (all trusts).          Senior Vice President, Chief Counsel and Corporate Secretary, Charles
1961                                                      Schwab Investment Management, Inc.; Senior Vice President and Deputy
                                                          General Counsel, Charles Schwab & Co., Inc. Prior to 6/98, Branch Chief in
                                                          Enforcement at U.S. Securities and Exchange Commission in San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA           Treasurer, Principal             Senior Vice President and Chief Financial Officer, Charles Schwab
1964                     Financial Officer                Investment Management, Inc.; Director, Charles Schwab Asset Management
                         (all trusts).                    (Ireland) Limited. From 12/99 to 11/04, Senior Vice President, Financial
                                                          Reporting, Charles Schwab & Co., Inc.

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor's, Fitch, Inc. and Moody's Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES  Adjustable convertible extendable security
BAN   Bond anticipation note
COP   Certificate of participation
GAN   Grant anticipation note
GO    General obligation
HDA   Housing Development Authority
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDRB  Industrial Development Revenue Bond
M/F   Multi-family
RAN   Revenue anticipation note
RB    Revenue bond
S/F   Single-family
TAN   Tax anticipation note
TECP  Tax-exempt commercial paper
TRAN  Tax and revenue anticipation note
VRD   Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR26568-03

SCHWAB MUNICIPAL MONEY FUNDS

      ANNUAL REPORT
      December 31, 2005

      Schwab New York
      Municipal Money Fund(TM)

      Schwab New Jersey
      Municipal Money Fund(TM)

      Schwab Pennsylvania
      Municipal Money Fund(TM)

      Schwab Florida
      Municipal Money Fund(TM)

      Schwab Massachusetts
      Municipal Money Fund(TM)


                                                           [CHARLES SCHWAB LOGO]

   IN THIS REPORT

      Management's Discussion................................................  2

      Performance and Fund Facts.............................................  8

      Fund Expenses..........................................................  9

      Financial Statements
         Schwab New York Municipal Money Fund(TM).........  10
         Schwab New Jersey Municipal Money Fund(TM).......  20
         Schwab Pennsylvania Municipal Money Fund(TM).....  27
         Schwab Florida Municipal Money Fund(TM)..........  34
         Schwab Massachusetts Municipal Money Fund(TM)....  46

      Financial Notes.......................................................  53

      Investment Advisory Agreement Approval................................  57

      Trustees and Officers.................................................  60

      Glossary..............................................................  64

      Fund investment adviser: Charles Schwab Investment Management, Inc.
      (CSIM).

      Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I founded Schwab over thirty years ago to be a home for serious investors. That mission continues to guide us today as we constantly innovate on behalf of our clients. By continuing to provide the highest quality products and services-- at a great price--we remain true to our heritage.

I take particular pride in the Schwab Funds. Founded over 15 years ago, they have grown to include more than 50 funds with over $140 billion in assets as of this report date. With a variety of investment strategies, Schwab Funds provide a range of innovative investment choices that can serve as a foundation for your asset allocation plan.

Schwab Funds is managed by Charles Schwab Investment Management, Inc., which currently ranks as one of the largest investment managers in the country. Our portfolio managers share a passion for market analysis and use some of the most sophisticated financial models available. I am proud of their depth of experience, which reflects an average tenure of more than 15 years in the investment industry. Furthermore, I am impressed with the commitment that our managers bring to the stewardship of the funds, for you, their shareholders.

We strive every day to warrant the trust you have placed in us; that will never change. Thank you for investing with us.

Sincerely,

/s/ Charles R. Schwab

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

MANAGEMENT'S DISCUSSION for the year ended December 31, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the annual report for your Schwab money fund for the year ended December 31, 2005. Although the period was marked by volatility, our money funds provided competitive yields as well as safety and stability.

I would like to take this opportunity to remind you that Schwab Funds offers a range of position-traded money funds that are available with a variety of minimums and investment strategies to meet your needs. These funds and share classes are available beginning with a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) and include both taxable and, for clients who are tax sensitive, tax-free investment strategies. To make these products even more convenient, we've recently reduced the subsequent investment minimum requirement from $5,000 to $500 on several of our Value Advantage Investments.

We continue to develop and manage Schwab Funds to help you achieve your goals and to provide an uncomplicated way to build a well-diversified portfolio. During the report period covered by this book, Schwab Funds launched seven new funds across varying investment styles and strategies.

In closing, I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.


2 Schwab Municipal Money Funds

[PHOTO OF KEVIN SHAUGHNESSY]

KEVIN SHAUGHNESSY, CFA, a vice president of the investment adviser and senior portfolio manager, is responsible for the day-to-day management of the funds. Prior to joining the firm in 2000, he worked for more than 10 years in fixed income portfolio management.

THE INVESTMENT ENVIRONMENT AND THE FUND

Despite having witnessed a turbulent year in the news, the markets remained in a steady growth mode and ended the one-year report period with positive results. Oil prices hit highs never seen before and the Federal Reserve continued to raise short-term interest rates to curb inflationary pressures, raising the rates eight consecutive times in the one-year report period and bringing the benchmark rate up to 4.25%. The moves had a limited impact on overall economic growth, due primarily to the low level of rates from which the increases began.

Regardless of the concerns of high energy prices, which remained a significant headwind for economic performance throughout the period, corporate earnings remained strong throughout the year. Additionally, with the unemployment rate hovering around 5% and GDP growth around 3.5%, job and income growth remained positive and investors remained optimistic. Productivity gains and more restrictive monetary policy kept a lid on core inflation. The productivity gains, coupled with foreign investors buying large amounts of U.S. government securities, helped to contain increases in long-term interest rates. These conditions caused the dollar to rally, which took pressure off the price of imported goods.

The big news for the past two quarters was the impact of Hurricanes Katrina and Rita. The devastation caused by these storms was particularly heavy with respect to the energy infrastructures in the South. Oil prices rose sharply in the aftermath of the hurricanes, with crude oil peaking above $71 per barrel in early September, although softening oil demand and quick action by the federal government to release Strategic Petroleum Reserves led to a subsequent decline off that peak. During the fourth quarter, oil had dropped to as low as $58 a barrel, but then rebounded back to $64 as of the end of the period. While the full economic effect of the hurricanes remains unknown, the damage appears to be limited to the regions in the hurricanes' path and to the energy infrastructures in those areas.

Another significant event that happened during the report period was the appointment of Ben Bernanke to succeed Alan Greenspan as Chairman of the Federal Reserve Board. Although he had not yet been confirmed into office as of the end of the report period, Bernanke's experience on the Federal Open Market Committee and his expertise in monetary economics has eased the concerns of the markets and caused investors to expect a smooth transition.


                                                  Schwab Municipal Money Funds 3

MANAGEMENT'S DISCUSSION continued

AS NOTED ABOVE, THE FED CONTINUED IN ITS TIGHTENING MODE, RAISING SHORT-TERM RATES 0.25% AT EACH OF ITS EIGHT MEETINGS THIS YEAR. At the end of the one-year report period, the benchmark rate was up to 4.25%. The higher rates translated into higher money fund yields making them more attractive as an investment vehicle. The yields on municipal variable-rate demand notes rose significantly during the year as the Bond Market Association's BMA seven-day municipal index rose by 1.50%. This change caused the yields on the Schwab Municipal Money Funds to increase for the period.

During the year, the fund's weighted average maturity (WAM) was positioned anywhere from neutral to 15 days longer than the peer group averages. When the opportunity arose, we added commercial paper with maturities of 30-90 days as well as variable-rate demand notes. We feel that both of these asset classes offered the best relative value during the report period.

The combination of rising interest rates, and improved financial circumstances for state and local governments combined to cause a decline in fixed-rate note issuance for 2005. The drop off in note supply was partially offset by an increase in structured variable-rate notes.

NEW YORK STATE IS ENJOYING HIGHER THAN EXPECTED REVENUES FOR FISCAL 2006 AND GOVERNOR PATAKI PROJECTS ENDING THE YEAR (3/31/06) WITH A $2 BILLION SURPLUS DUE TO STRONGER THAN EXPECTED PERSONAL INCOME AND CORPORATE FRANCHISE TAX REVENUES. Revenues are expected to grow 11% for the second year, although the growth is centered in the New York City metropolitan area. Spending in the fiscal 2006 general fund budget is now expected to total $47.23 billion. The state projects ending fiscal 2006 with $3.2 billion in reserves, or about 6% of general fund spending, with $2 billion to be held in a stabilization reserve to offset projected gaps in the fiscal 2008 and 2009 budgets. The Governor's proposed fiscal 2007 budget includes $3.2 billion in tax cuts over the next three years and increases education spending by $634 million but does not address $5.6 billion in state Supreme Court-ordered increases in education funding for New York City.

New York City's economy has continued to improve and the city revised its fiscal 2006 revenue estimates up by $2 billion in November 2005 with most of the additional revenues earmarked to prepay expenses occurring in fiscal 2007. The city's financial position is expected to be further enhanced with additional city income tax receipts as Wall Street firms


4 Schwab Municipal Money Funds
have indicated they are paying $21.5 billion in bonuses for calendar 2005. However, many local governments in northern and western New York continue to operate under tremendous financial pressure as their manufacturing-dominated economies have not been bolstered with new employment in other sectors.

The state began its economic recovery in late 2003. Employment fell 0.6% in 2003, slowly rebounded with 0.3% growth in 2004 and increased 0.9% in 2005. However, personal income growth was 2.3% in 2003, a strong 5.3% in 2004 and is projected to slow down slightly to 4.8% in 2005. Due to the diversity of the state economy as well as its revenue raising ability, New York remains a strong investment-grade credit. The state's general obligation credit rating was upgraded to Aa3 from A1 by Moody's Investors Service in December 2005. The ratings are AA and AA- from Standard & Poor's and Fitch, respectively.

NEW JERSEY'S $27.9 BILLION FISCAL 2006 BUDGET (ENDING 6/30/06) INCLUDES SPENDING AT LEVELS SLIGHTLY BELOW THAT OF THE FISCAL 2005 BUDGET OF $28 BILLION WHICH HAD INCLUDED A 14% INCREASE IN SPENDING. The fiscal 2006 no-growth budget relies primarily on on-going revenues unlike the previous three budgets which included substantial one-time revenues. Further, the fiscal 2006 budget does not include any deficit bond financing as the state's Supreme Court ruled it was an unconstitutional means of balancing the budget after the state had issued $5.5 billion in deficit bonds during the previous three fiscal years. Through December 2005, state revenue collections were on target with projections but personal income tax receipts from Wall Street bonuses are expected to exceed budgeted projections. Former U.S. Senator Jon Corzine was elected Governor in November 2005 and takes office on January 17, 2006. He will replace Acting Governor Richard Codey, who will remain as president of the state senate.

The state's economy remains strong. Job growth rose 0.9% between November 2004 and November 2005. The unemployment rate as of November 2005 was 4.6% and remains below the national average. The unemployment rate trended upward in the second half of 2005 as the labor force participation rate increased.

New Jersey remains a solid investment grade credit due to its diverse economy, high wealth levels and revenue-raising ability. New Jersey's general obligation debt is rated Aa3 by Moody's Investors Service and AA- by Fitch; and was upgraded by Standard & Poor's to AA in July 2005.


                                                  Schwab Municipal Money Funds 5

MANAGEMENT'S DISCUSSION continued

PENNSYLVANIA'S FISCAL 2006 ENACTED BUDGET TOTALS $25.2 BILLION, UP 5% FROM SPENDING IN THE FISCAL 2005 BUDGET. At the end of fiscal 2005, (6/30/05), the state reported $927 million in available reserves, or 3.7% of the year's expenditures. The growth in the state's fiscal 2006 spending is driven primarily by an 8% increase in medical assistance with much of the increase being used to replace one-time federal funds that were distributed in fiscal 2004 and 2005 to aid states during the national recession. Total revenues are expected to grow more slowly at 2%, led by 5% growth in personal income tax receipts and 3% growth in sales tax receipts. However, as the Commonwealth has historically budgeted very conservatively, year-end results are likely to be more positive. In addition, the state has approximately $325 million in its budget stabilization fund to which it is required to make deposits equal to 25% of the year's surplus revenues.

Job growth is strong. Nonfarm employment as of November 2005 was up 1.2% year-over-year, driven by growth in the service sector. The unemployment rate was 5.1%, comparable to the national average, although personal income growth slightly trails the national average.

The Commonwealth's credit quality is derived from its conservative financial management, increasing economic diversification and moderate debt levels. Pennsylvania is rated Aa2 by Moody's Investors Service, AA by Standard and Poor's, and AA by Fitch.

FLORIDA'S ECONOMIC GROWTH REMAINED VERY STRONG IN 2005, CONTINUING THE STRONG EXPANSION ACHIEVED IN 2004 DESPITE SIGNIFICANT HURRICANE EVENTS IN BOTH YEARS. The state expects to report a $1.1 billion operating surplus in the fiscal year that ended June 30, 2005 and over $4.5 billion of year-end reserves. The state's sales and use, corporation, and documentary stamp tax collections were up nearly 15% on a combined basis in fiscal 2005. Though Florida endured four serious hurricanes in 2004, and Hurricanes Katrina and Wilma in 2005, much of the direct state costs associated with these events are expected to be reimbursed through the Federal Emergency Management Agency. In addition, reconstruction activity related to the hurricanes is captured in the state's sales tax collections.

The original budget for fiscal 2006 projected moderate economic growth and provided for $225 million in tax reductions. In November 2005, revenue projections were updated to reflect an additional $1.7 billion in receipts, led by sales, corporate income and stamp taxes. The latest projection indicates that year-end balances will likely remain in excess of $4.6 billion.


6 Schwab Municipal Money Funds

Florida's total nonfarm jobs were up a strong 3.3% on average each month through November 2005, following on 3.3% annual job growth in 2004. The average unemployment rate for the period was 4.0%, down from 4.8% in 2004. With its resilient economic performance and strong reserve levels, the state's credit ratings were Aa1 from Moody's, AAA from Standard & Poor's, and AA+ from Fitch.

OVER THE PAST TWO FISCAL YEARS, THE COMMONWEALTH OF MASSACHUSETTS' FINANCIAL PERFORMANCE HAS SIGNIFICANTLY IMPROVED MAINLY DUE TO STRONG PERSONAL INCOME TAX REVENUES AND DISCIPLINED SPENDING. The Commonwealth's fiscal 2006 general fund budget totals $25.5 billion and includes a projected 4.8% increase in tax revenues, primarily from higher personal income tax collections. On a budgetary basis, the Commonwealth projects ending fiscal 2006 with a $2.5 billion fund balance, or 9.8% of expenditures, up from $2.4 billion at 6/30/05.

Massachusetts' economy continues in its fourth year of recovery and the rise in personal income tax revenues suggests job growth is solid, with the unemployment rate falling from 5.4% in January 2005 to 4.4% in November 2005. Due to the diversity of the state's economy, its high personal-wealth levels and its associated revenue raising ability, Massachusetts remains a strong investment-grade credit. As of the report date, the state's credit ratings were Aa2 from Moody's, AA from Standard & Poor's and AA from Fitch.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                                  Schwab Municipal Money Funds 7

  MANAGEMENT'S DISCUSSION continued

  PERFORMANCE AND FUND FACTS as of 12/31/05

  SEVEN-DAY YIELDS

  The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

                                                              MUNICIPAL MONEY FUNDS
                                  -----------------------------------------------------------------------------
                                       NEW YORK          NEW JERSEY    PENNSYLVANIA    FLORIDA    MASSACHUSETTS
                                  -----------------------------------------------------------------------------
                                              Value
                                   Sweep    Advantage
                                  Shares    Shares(TM)
  Ticker Symbol                    SWNXX      SWYXX         SWJXX         SWEXX         SWFXX         SWDXX
  -------------------------------------------------------------------------------------------------------------
  SEVEN-DAY YIELD 1                2.75%      2.95%         2.70%         2.71%         2.68%         2.67%
  -------------------------------------------------------------------------------------------------------------
  SEVEN-DAY YIELD-NO WAIVER 2      2.56%      2.80%         2.48%         2.45%         2.49%         2.41%
  -------------------------------------------------------------------------------------------------------------
  SEVEN-DAY EFFECTIVE YIELD 1      2.76%      2.97%         2.72%         2.72%         2.70%         2.68%
  -------------------------------------------------------------------------------------------------------------
  SEVEN-DAY TAXABLE-EQUIVALENT     4.83%      5.20%         4.60%         4.32%         4.15%         4.35%
  EFFECTIVE YIELD 1, 3
  -------------------------------------------------------------------------------------------------------------

  THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

  STATISTICS

  Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

                                                                              MUNICIPAL MONEY FUNDS
                                                  --------------------------------------------------------------------------
                                                   NEW YORK      NEW JERSEY     PENNSYLVANIA     FLORIDA       MASSACHUSETTS
                                                  --------------------------------------------------------------------------
  WEIGHTED AVERAGE MATURITY                        30 days        38 days         38 days        23 days          36 days
  --------------------------------------------------------------------------------------------------------------------------
  CREDIT QUALITY OF HOLDINGS % of portfolio       100% Tier 1    100% Tier 1     100% Tier 1    100% Tier 1      100% Tier 1
  --------------------------------------------------------------------------------------------------------------------------
  CREDIT-ENHANCED SECURITIES % of portfolio           72%            79%             73%            91%              52%
  --------------------------------------------------------------------------------------------------------------------------
  MINIMUM INITIAL INVESTMENT 4
   Sweep Investments(TM)                               *              *               *              *                *
   Value Advantage Shares                           $25,000          n/a             n/a            n/a              n/a
    ($15,000 for IRA and custodial accounts) 5
  --------------------------------------------------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

3 Taxable-equivalent effective yields assume the following 2005 maximum tax rates: New York 42.90% (federal regular income, New York state and New York city taxes); New Jersey 40.83%, Pennsylvania 37.00%, and Massachusetts 38.45% (federal regular and state personal income taxes); Florida 35.00% (federal regular income tax). Investment income may be subject to the Alternative Minimum Tax.

4 Please see prospectus for further detail and eligibility requirements.

5 Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult your tax advisor about your situation.

* Subject to the eligibility terms and conditions of your Schwab account agreement.


8 Schwab Municipal Money Funds

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction Fund costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2005 and held through December 31, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                      ENDING
                                                  BEGINNING        ACCOUNT VALUE           EXPENSES
                              EXPENSE RATIO 1   ACCOUNT VALUE    (Net of Expenses)   PAID DURING PERIOD 2
                               (Annualized)       at 7/1/05         at 12/31/05         7/1/05-12/31/05
---------------------------------------------------------------------------------------------------------
SCHWAB NEW YORK
MUNICIPAL MONEY FUND(TM)
Sweep Shares
 Actual Return                     0.65%            $1,000           $1,010.30               $3.29
 Hypothetical 5% Return            0.65%            $1,000           $1,021.93               $3.31
Value Advantage Shares(TM)
 Actual Return                     0.45%            $1,000           $1,011.30               $2.28
 Hypothetical 5% Return            0.45%            $1,000           $1,022.94               $2.29
---------------------------------------------------------------------------------------------------------
SCHWAB NEW JERSEY
MUNICIPAL MONEY FUND(TM)
 Actual Return                     0.65%            $1,000           $1,010.30               $3.29
 Hypothetical 5% Return            0.65%            $1,000           $1,021.93               $3.31
---------------------------------------------------------------------------------------------------------
SCHWAB PENNSYLVANIA
MUNICIPAL MONEY FUND(TM)
 Actual Return                     0.65%            $1,000           $1,010.30               $3.29
 Hypothetical 5% Return            0.65%            $1,000           $1,021.93               $3.31
---------------------------------------------------------------------------------------------------------
SCHWAB FLORIDA
MUNICIPAL MONEY FUND(TM)
 Actual Return                     0.65%            $1,000           $1,010.30               $3.29
 Hypothetical 5% Return            0.65%            $1,000           $1,021.93               $3.31
---------------------------------------------------------------------------------------------------------
SCHWAB MASSACHUSETTS
MUNICIPAL MONEY FUND(TM)
 Actual Return                     0.65%            $1,000           $1,010.10               $3.29
 Hypothetical 5% Return            0.65%            $1,000           $1,021.93               $3.31

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.


                                                  Schwab Municipal Money Funds 9

SCHWAB NEW YORK MUNICIPAL MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      1/1/05-     1/1/04-     1/1/03-     1/1/02-     1/1/01-
SWEEP SHARES                                         12/31/05    12/31/04    12/31/03    12/31/02    12/31/01
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 1.00        1.00        1.00        1.00        1.00
                                                     -------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.02        0.01        0.00 1      0.01        0.02
                                                     -------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                (0.02)      (0.01)      (0.00) 1    (0.01)      (0.02)
                                                     -------------------------------------------------------------------
Net asset value at end of period                       1.00        1.00        1.00        1.00        1.00
                                                     -------------------------------------------------------------------
Total return (%)                                       1.78        0.56        0.41        0.80        2.06

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                               0.66        0.69        0.69        0.69        0.69
  Gross operating expenses                             0.84        0.84        0.84        0.85        0.86
  Net investment income                                1.75        0.55        0.41        0.80        2.04
Net assets, end of period ($ x 1,000,000)             1,031       1,073       1,038         944         889



                                                      1/1/05-     1/1/04-     1/1/03-     1/1/02-     1/1/01-
VALUE ADVANTAGE SHARES                               12/31/05    12/31/04    12/31/03    12/31/02    12/31/01
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 1.00        1.00        1.00        1.00         1.00
                                                     -------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.02        0.01        0.01        0.01         0.02
                                                     -------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                (0.02)      (0.01)      (0.01)      (0.01)       (0.02)
                                                     -------------------------------------------------------------------
Net asset value at end of period                       1.00        1.00        1.00        1.00         1.00
                                                     -------------------------------------------------------------------
Total return (%)                                       2.00        0.80        0.66        1.04         2.30

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                               0.45        0.45        0.45        0.45         0.45
  Gross operating expenses                             0.61        0.61        0.61        0.62         0.64
  Net investment income                                2.00        0.79        0.65        1.04         2.23
Net assets, end of period ($ x 1,000,000)               834         654         690         676          604

1 Per share amount was less than $0.01.


10 See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of December 31, 2005

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

/ 144A Security; restricted but deemed liquid

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                            COST                VALUE
HOLDINGS BY CATEGORY                                      ($x1,000)           ($x1,000)
---------------------------------------------------------------------------------------
100.2%  MUNICIPAL
        SECURITIES                                        1,867,913          1,867,913
---------------------------------------------------------------------------------------
100.2%  TOTAL INVESTMENTS                                 1,867,913          1,867,913

(0.2)%  OTHER ASSETS AND
        LIABILITIES                                                             (3,101)
---------------------------------------------------------------------------------------
100.0%  NET ASSETS                                                           1,864,812

      ISSUER                                            FACE AMOUNT            VALUE
      RATE, MATURITY DATE                               ($ X 1,000)         ($ x 1,000)
      MUNICIPAL SECURITIES 100.2% of net assets

      NEW YORK 98.7%

      ALBANY IDA
   +@ IDRB (Newkirk Products)
        Series 1995A
        3.61%, 01/07/06
                                                                900                 900
   +@ Refunding IDRB (United
        Cerebral Palsy Association-
        Capital District) Series 1997B
        3.56%, 01/07/06                                       9,480               9,480

      BINGHAMTON
      Various Purpose BAN
        Series 2005
        2.92%, 09/22/06                                      15,000              15,114

      BROOME CNTY IDA
   +@ Civic Facility RB (Elizabeth Church
        Manor Nursing Home)
        Series 2003
        3.51%, 01/04/06                                       6,050               6,050
   +@ Civic Facility RB (Methodist
        Homes For the Aging)
        Series 2003
        3.51%, 01/07/06                                       5,415               5,415

      CHAUTAUQUA CNTY
   +@ Civic Facility RB (Jamestown
        Center City Development Corp)
        Series 2000A
        3.55%, 01/07/06                                      11,410              11,410
   +@ IDRB (Grafco Industries)
        Series 2002
        3.59%, 01/07/06                                       5,395               5,395

      CONNETQUOT CENTRAL SD
      TAN Series 2005-2006
        2.83%, 06/30/06                                      15,000              15,084

      HAUPPAUGE UNION FREE SD
      TAN Series 2005-2006
        2.72%, 06/29/06                                       7,500               7,546

      HERKIMER CNTY
   +@ Civic Facility RB
        (Templeton Foundation)
        Series 2000
        3.59%, 01/07/06                                       1,750               1,750

      HERRICKS UNION FREE SD
      TAN Series 2005-2006
        2.80%, 06/29/06                                       3,400               3,420


                                                         See financial notes. 11

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                             FACE AMOUNT         VALUE
      RATE, MATURITY DATE                                ($ x 1,000)      ($ x 1,000)
      JAY STREET DEVELOPMENT CORP
   +@ Courts Facility Lease RB
        Fiscal 2004 Series A-4
        3.65%, 01/07/06                                        3,065            3,065
   +@ Courts Facility Lease RB
        Fiscal 2005 Series A
        3.65%, 01/03/06                                        1,000            1,000

      LONG ISLAND POWER AUTH
 +~@/ Electric System General RB
        Series 1998A
        3.54%, 01/07/06                                       21,000           21,000
 +~@/ Electric System General RB
        Series 2001A
        3.54%, 01/07/06                                        4,365            4,365
 +~@/ Electric System RB Series 1998A
        3.55%, 01/07/06                                        1,900            1,900
   +@ Electric System Subordinated RB
        Series 2001-2B
        3.65%, 01/07/06                                        3,200            3,200

      MADISON CNTY IDA
 +~@/ Civic Facility RB
        (Colgate University)
        Series 2005A
        3.55%, 01/05/06                                       14,880           14,880

      METROPOLITAN TRANSPORTATION AUTH
  ~@/ Dedicated Tax Fund Bonds
        Series 1998A
        3.54%, 01/07/06                                        9,440            9,440
  ~@/ Dedicated Tax Fund Bonds
        Series 1999A
        3.53%, 01/05/06                                       10,800           10,800
 +~@/ Dedicated Tax Fund Bonds
        Series 2002A
        3.54%, 01/07/06                                       10,980           10,980
 +~@/ RB Series 2003B
        3.54%, 01/07/06                                        3,500            3,500
      RB Series 2005B
 +~@/   3.54%, 01/07/06                                       11,470           11,470
 +~@/   3.55%, 01/07/06                                        8,310            8,310
 +~@/ Refunding RB Series 2002A
        3.55%, 01/07/06                                       22,000           22,000

      MIDDLE COUNTRY CENTRAL SD
      BAN Series 2005
        3.00%, 08/23/06                                        8,000            8,062

      NASSAU CNTY
      TAN Series 2005A
        3.24%, 10/31/06                                       25,000           25,254

      NEW YORK CITY
   +@ GO Bonds Fiscal 1994 Series A-5
        3.72%, 01/07/06                                          685              685
   +@ GO Bonds Fiscal 1994 Series H-4
        3.65%, 01/07/06                                        5,800            5,800
  +~@ GO Bonds Fiscal 1995 Series B-4
        3.72%, 01/07/06                                        5,300            5,300
 +~@/ GO Bonds Fiscal 2000 Series A
        3.54%, 01/07/06                                        3,395            3,395
 +~@/ GO Bonds Fiscal 2001 Series A
        3.55%, 01/07/06                                        7,385            7,385
 +~@/ GO Bonds Fiscal 2001 Series B
        3.55%, 01/07/06                                        3,460            3,460
 +~@/ GO Bonds Fiscal 2002 Series A
        3.55%, 01/07/06                                        9,750            9,750
  +~@ GO Bonds Fiscal 2002 Series A-6
        3.67%, 01/07/06                                        6,045            6,045
      GO Bonds Fiscal 2002 Series G
 +~@/   3.54%, 01/07/06                                       16,400           16,400
        5.00%, 08/01/06                                        9,165            9,254
   +@ GO Bonds Fiscal 2003 Series C-4
        3.34%, 01/07/06                                       19,000           19,000
 +~@/ GO Bonds Fiscal 2004 Series F
        3.58%, 01/07/06                                       50,000           50,000
   +@ GO Bonds Fiscal 2004 Series H-1
        3.67%, 01/07/06                                       40,750           40,750
   +@ GO Bonds Fiscal 2004 Series H-7
        3.65%, 01/07/06                                        4,200            4,200
 +~@/ GO Bonds Fiscal 2004 Series J
        3.54%, 01/07/06                                        9,160            9,160
 +~@/ GO Bonds Fiscal 2005 Series E
        3.55%, 01/07/06                                       21,095           21,095
 +~@/ GO Bonds Fiscal 2005 Series H
        3.54%, 01/07/06                                       18,115           18,115
 +~@/ GO Bonds Fiscal 2005 Series N
        3.54%, 01/07/06                                       10,820           10,820
 +~@/ GO Bonds Fiscal 2005 Series O
        3.54%, 01/07/06                                        7,150            7,150
 +~@/ GO Bonds Fiscal 2005 Series P
        3.55%, 01/07/06                                        7,000            7,000
   +@ GO Bonds Fiscal 2006 Series E-2
        3.70%, 01/07/06                                       16,300           16,300
   +@ GO Bonds Fiscal 2006 Series E-4
        3.51%, 01/07/06                                        6,000            6,000

      NEW YORK CITY HEALTH AND HOSPITALS CORP
 +~@/ Health System Bonds
        Series 1999A
        3.54%, 01/07/06                                        9,620            9,620


12 See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

      ISSUER                                               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                                  ($ x 1,000)      ($ x 1,000)
      NEW YORK CITY HOUSING DEVELOPMENT CORP
   +@ M/F Mortgage RB (First Avenue)
        Series 2002A
        3.60%, 01/04/06                                         16,445           16,445
   +@ M/F Rental Housing RB
        (100 Jane St) Series 1998A
        3.60%, 01/07/06                                          6,525            6,525
   +@ M/F Rental Housing RB
        (Atlantic Court Apts)
        Series 2005A
        3.60%, 01/04/06                                         10,600           10,600
   +@ M/F Rental Housing RB
        (One Columbus Place)
        Series 1998A
        3.60%, 01/07/06                                         40,500           40,500
   +@ M/F Rental Housing RB
        (Sierra) Series 2003A
        3.60%, 01/07/06                                         18,585           18,585
   +@ M/F Rental Housing RB
        (The Nicole) Series 2005A
        3.60%, 01/04/06                                         10,200           10,200
   +@ M/F Rental Housing RB
        (Tribeca Tower) Series 1997A
        3.41%, 01/07/06                                          2,300            2,300
   +@ M/F Rental Housing RB
        (West End Towers)
        Series 2004A
        3.60%, 01/04/06                                         20,000           20,000

      NEW YORK CITY IDA
   +@ Refunding IDRB (Allway Tools)
        Series 1997
        3.58%, 01/07/06                                          1,395            1,395
 +~@/ Special Facilities RB
        (American Airlines-
        JFK International Airport)
        Series 2002 A&B
        3.61%, 01/07/06                                         20,000           20,000
 +~@/ Special Facility RB
        (Terminal One Group
        Association) Series 2005
        3.61%, 01/07/06                                          4,820            4,820

      NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
  ~@/ Crossover Refunding Bonds
        Series 2002F
        3.54%, 01/07/06                                          7,495            7,495
  +~@ Water and Sewer System RB
        Series 1993C
        3.72%, 01/07/06                                          3,900            3,900
  +~@ Water and Sewer System RB
        Series 1994G
        3.65%, 01/07/06                                         10,900           10,900
  +~@ Water and Sewer System RB
        Series 1995A
        3.67%, 01/07/06                                         10,700           10,700
 +~@/ Water and Sewer System RB
        Series 1998B
        3.54%, 01/07/06                                          4,735            4,735
  ~@/ Water and Sewer System RB
        Series 2001D
        3.56%, 01/07/06                                          4,995            4,995
  ~@/ Water and Sewer System RB
        Series 2002 & 2003A
        3.54%, 01/07/06                                          8,500            8,500
 +~@/ Water and Sewer System RB
        Series 2002G
        3.54%, 01/07/06                                         10,000           10,000
 +~@/ Water and Sewer System RB
        Series 2005C
        3.54%, 01/07/06                                          2,750            2,750
      Water and Sewer System RB
        Series 2005D
 +~@/   3.55%, 01/07/06                                          9,935            9,935
  ~@/   3.55%, 01/07/06                                          5,965            5,965
   ~@ Water and Sewer System Second
        General Resolution RB
        Fiscal 2006 Series AA-3
        3.52%, 01/07/06                                          4,000            4,000

      NEW YORK CITY TRANSITIONAL FINANCE AUTH
  ~@/ Future Tax Secured Bonds
        Fiscal 1999 Series A
        3.54%, 01/07/06                                          4,970            4,970
 +~@/ Future Tax Secured Bonds
        Fiscal 2000 Series A
        3.55%, 01/07/06                                         15,720           15,720
  ~@/ Future Tax Secured Bonds
        Fiscal 2000 Series C
        3.54%, 01/07/06                                         14,545           14,545
   ~@ Future Tax Secured Bonds
        Fiscal 2001 Series B
        3.67%, 01/07/06                                          2,600            2,600


                                                         See financial notes. 13

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                              FACE AMOUNT         VALUE
      RATE, MATURITY DATE                                 ($ x 1,000)      ($ x 1,000)
  ~@/ Future Tax Secured Refunding
        Bonds Fiscal 2005 Series A
        3.55%, 01/07/06                                        26,230           26,230
  ~@/ Future Tax Secured Refunding
        Bonds Fiscal 2005 Series A-1
        3.55%, 01/07/06                                         8,620            8,620
      Future Tax Secured Refunding
        Bonds Fiscal 2006 Series A-1
        3.43%, 11/01/06                                        19,665           19,908
   ~@ Recovery Bonds Fiscal 2003
        Series 2A
        3.67%, 01/07/06                                        11,100           11,100
   ~@ Recovery Bonds Fiscal 2003
        Series 2D
        3.54%, 01/07/06                                        13,000           13,000
   ~@ Recovery Bonds Fiscal 2003
        Series 3B
        3.75%, 01/07/06                                         2,700            2,700

      NEW YORK STATE
    + Environmental Quality 1986 GO
        Bonds Series 1998A
        3.07%, 02/14/06                                        11,500           11,500
   +@ GO Bonds Series 2000A
        2.83%, 02/06/06                                        14,000           14,000

      NEW YORK STATE DORMITORY AUTH
 +~@/ Consolidated Fifth General
        Resolution RB (City University
        System) Series 2003A
        3.54%, 01/07/06                                         7,295            7,295
 +~@/ Facilities Improvement RB
        (Mental Health Services)
        Series 2005D-1
        3.54%, 01/07/06                                         7,100            7,100
 +~@/ Insured RB (Mt Sinai School of
        Medicine) Series 1994A
        3.55%, 01/07/06                                         2,900            2,900
 +~@/ Lease RB (Suny Dorm Facilities)
        Series 2005A
        3.55%, 01/07/06                                         5,675            5,675
      RB (State University Educational
        Facilities) Series 2000B
 +~@/   3.53%, 01/07/06                                        27,030           27,030
 +~@/   3.55%, 01/07/06                                        12,375           12,375
 +~@/ RB (Upstate Community Colleges)
        Series 2005A
        3.55%, 01/07/06                                         3,875            3,875
  ~@/ State Personal Income Tax RB
        Series 2005F
        3.55%, 01/07/06                                        12,000           12,000
  +~@ State Personal Income Tax RB
        Series 2005F
        3.54%, 01/07/06                                         4,450            4,450
 +~@/ State Personal Income Tax
        Refunding RB (Education)
        Series 2005B
        3.54%, 01/07/06                                         6,855            6,855
 +~@/ State Personal Income Tax
        Refunding RB Series 2005B
        3.54%, 01/07/06                                         9,625            9,625

      NEW YORK STATE ENERGY RESEARCH DEVELOPMENT AUTH
   +@ Facilities RB (Consolidated Edison
        Company of New York, Inc)
        Series 2005A-1
        3.47%, 01/04/06                                        10,000           10,000
   +@ Facilities RB Series 2004C-2
        3.57%, 01/07/06                                         5,500            5,500
 +~@/ Gas Facilities RB
        (Brooklyn Union Gas)
        Series 1996
        3.55%, 01/07/06                                        14,125           14,125

      NEW YORK STATE ENVIRONMENTAL FACILITIES CORP
  ~@/ State Clean and Drinking Water
        Revolving Funds RB
        Series 2002B
        3.55%, 01/07/06                                        24,225           24,225

      NEW YORK STATE HFA
   +@ RB (101 West End Ave)
        Series 1998A
        3.52%, 01/07/06                                        21,500           21,500
   +@ RB (101 West End Ave)
        Series 1999A
        3.52%, 01/07/06                                        38,750           38,750
   +@ RB (150 E 44th St)
        Series 2000A
        3.52%, 01/07/06                                        10,000           10,000
   +@ RB (250 W 50th St)
        Series 1997A
        3.41%, 01/07/06                                         7,300            7,300
   +@ RB (250 W 93rd St)
        Series 2005A
        3.63%, 01/04/06                                         7,500            7,500
   +@ RB (345 E 94th St)
        Series 1998A
        3.52%, 01/07/06                                         4,700            4,700


14 See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

      ISSUER                                                FACE AMOUNT         VALUE
      RATE, MATURITY DATE                                   ($ x 1,000)      ($ x 1,000)
   +@ RB (345 E 94th St)
        Series 1999A
        3.52%, 01/07/06                                           5,900            5,900
   +@ RB (350 W 43rd St)
        Series 2002A
        3.60%, 01/04/06                                          20,400           20,400
   +@ RB (70 Battery Place)
        Series 1997A
        3.60%, 01/07/06                                          23,300           23,300
   +@ RB (Avalon Chrystie Place I)
        Series 2004A
        3.54%, 01/07/06                                          40,300           40,300
   +@ RB (Clinton Green South)
        Series 2005A
        3.61%, 01/04/06                                          15,000           15,000
   +@ RB (Ocean Park Apts)
        Series 2005A
        3.48%, 01/04/06                                           3,000            3,000
   +@ RB (Sea Park East)
        Series 2004A
        3.60%, 01/07/06                                          18,300           18,300
   +@ RB (Sea Park West)
        Series 2004A
        3.60%, 01/07/06                                           7,600            7,600
   +@ RB (The Helena)
        Series 2003A
        3.41%, 01/07/06                                          20,000           20,000
   +@ RB (Tribeca Park)
        Series 1997A
        3.41%, 01/07/06                                           7,000            7,000
   +@ RB (Union Square South)
        Series 1996A
        3.41%, 01/07/06                                          16,800           16,800
   +@ RB (W 20th St) Series 2001A
        3.53%, 01/07/06                                          20,800           20,800
   +@ RB (W 33rd St) Series 2003A
        3.60%, 01/04/06                                           8,200            8,200

      NEW YORK STATE LOCAL ASSISTANCE CORP
 +~@/ Refunding RB Series 1993C
        3.55%, 01/07/06                                           9,900            9,900
 +~@/ Refunding RB Series 1997B
        3.54%, 01/07/06                                          20,965           20,965

      NEW YORK STATE MORTGAGE AGENCY
   ~@ Homeowner Mortgage RB
        Series 129
        3.52%, 01/04/06                                          11,000           11,000
  ~@/ Homeowner Mortgage RB
        Series 65
        3.56%, 01/07/06                                           3,780            3,780
  ~@/ Homeowner Mortgage RB
        Series 77A
        3.55%, 01/05/06                                          35,495           35,495
  ~@/ Homeowner Mortgage RB
        Series 79
        3.55%, 01/07/06                                          14,995           14,995
  ~@/ Homeowner Mortgage RB
        Series 87
        3.55%, 01/07/06                                           5,425            5,425

      NEW YORK STATE POWER AUTH
    ~ CP Series 1
        3.12%, 02/08/06                                          35,000           35,000
    ~ CP Series 2
        3.05%, 02/07/06                                          45,870           45,870

      NEW YORK STATE THRUWAY AUTH
 +~@/ General RB Series F
        3.54%, 01/07/06                                          10,575           10,575
  ~@/ General Refunding RB Series E
        3.55%, 01/07/06                                           6,995            6,995
 +~@/ State Personal Income Tax RB
        (Transportation) Series 2005A
        3.55%, 01/07/06                                          18,990           18,990

      NEW YORK STATE THRUWAY AUTH-HWY & BRIDGE TRUST FUND
      Bonds Series 2005B
 +~@/   3.54%, 01/07/06                                          28,400           28,400
 +~@/   3.55%, 01/07/06                                          17,485           17,485

      NEW YORK STATE TOBACCO SETTLEMENT FINANCING CORP
 +~@/ Asset Backed RB
        Series 2003A-1C
        3.56%, 01/07/06                                           5,815            5,815

      NEW YORK STATE URBAN DEVELOPMENT CORP
 +~@/ State Personal Income Tax RB
        (State Facilities and Equipment)
        Series 2004A-2
        3.53%, 01/07/06                                           4,290            4,290

      NORTH SYRACUSE CENTRAL SD
        BAN Series 2005
        2.72%, 06/23/06                                           6,331            6,361

      PORT AUTH OF NEW YORK AND NEW JERSEY
    ~ CP Series B
        3.12%, 02/06/06                                           4,500            4,500


                                                        See financial notes. 15

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                                  FACE AMOUNT         VALUE
      RATE, MATURITY DATE                                     ($ x 1,000)      ($ x 1,000)
      PORT AUTH OF NEW YORK AND NEW JERSEY
 +~@/ Consolidated Bonds 127th Series
        3.56%, 01/07/06                                             3,000            3,000
  ~@/ Consolidated Bonds 135th Series
        3.56%, 01/07/06                                            16,000           16,000
 +~@/ Consolidated Bonds 138th Series
        3.56%, 01/07/06                                             1,000            1,000
      Consolidated Bonds 140th Series
 +~@/   3.52%, 01/07/06                                             6,020            6,020
 +~@/   3.55%, 01/07/06                                            23,515           23,515
 +~@/ Consolidated Bonds 141st Series
        3.57%, 01/07/06                                             1,350            1,350
  ~@/ Consolidated Bonds 85th Series
        3.54%, 01/07/06                                             6,795            6,795
      Special Project Bonds
        (JFK International Air Terminal)
        Series 6
 +~@/   3.58%, 01/07/06                                             1,470            1,470
 +~@/   3.55%, 01/07/06                                             1,100            1,100

      SCHENECTADY IDA
   +@ IDRB (Fortitech Holding Corp)
        Series 1995A
        3.61%, 01/07/06                                               700              700

      SENECA CNTY IDA
   +@ Solid Waste Disposal RB (Seneca
        Meadows Inc) Series 2005
        3.56%, 01/07/06                                             5,000            5,000

      SOUTH HUNTINGTON UNION FREE SD
      TAN Series 2005-2006
        2.90%, 06/30/06                                             5,000            5,027

      SUFFOLK CNTY
      TAN Series 2006-I
        3.19%, 08/16/06                                            25,000           25,122

      SYRACUSE
    + RAN Series 2005D
        2.90%, 06/30/06                                            15,000           15,080

      TOMPKINS CNTY IDA
  +~@ Civic Facility RB (Ithaca College)
        Series 2004
        3.56%, 01/07/06                                             7,500            7,500

      TRIBOROUGH BRIDGE AND TUNNEL AUTH
 +~@/ General RB Series 2001A
        3.53%, 01/07/06                                            15,000           15,000
      General Refunding RB
        Series 2002B
 +~@/   3.53%, 01/04/06                                             8,950            8,950
  ~@/   3.56%, 01/07/06                                            14,000           14,000

      WEST BABYLON UNION FREE SD
      TAN Series 2005-2006
        2.95%, 06/29/06                                             3,500            3,518

      WESTCHESTER CNTY IDA
   +@ IDRB (Levister Redevelopment
        Co) Series 2001B
        3.41%, 01/07/06                                             8,000            8,000

      WILLIAM FLOYD UNION FREE SD
      TAN Series 2005
        2.70%, 06/27/06                                            25,000           25,153

      YONKERS IDA
   +@ Civic Facility RB (Consumers
        Union) Series 1989
        3.65%, 01/07/06                                             1,200            1,200
   +@ Civic Facility RB (Consumers
        Union) Series 1991
        3.65%, 01/07/06                                               700              700
  +~@ Civic Facility RB (Consumers
        Union) Series 1994
        3.65%, 01/07/06                                             1,580            1,580
                                                                               -----------
                                                                                 1,839,613
      PUERTO RICO 1.5%

      PUERTO RICO
 +~@/ Public Improvement Bonds
        Series 2000
        3.50%, 01/07/06                                             4,100            4,100
 +~@/ Public Improvement and
        Refunding Bonds Series 2000
        3.51%, 01/07/06                                             2,300            2,300

      PUERTO RICO HIGHWAY AND TRANSPORTATION AUTH
 +~@/ Subordinated RB Series 2003
        3.37%, 01/03/06                                             6,200            6,200
      Transportation Refunding RB
        Series L
 +~@/   3.55%, 01/04/06                                             3,700            3,700
 +~@/   3.52%, 01/07/06                                             2,500            2,500

      PUERTO RICO INFRASTRUCTURE FINANCING AUTH
 +~@/ Special Tax RB Series 2005A
        3.50%, 01/07/06                                             9,500            9,500
                                                                               -----------
                                                                                    28,300

END OF INVESTMENTS.


16 See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of December 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------
Investments, at value                                          $1,867,913 a
Cash                                                                  400
Receivables:
  Fund shares sold                                                 19,238
  Interest                                                          9,122
Prepaid expenses                                            +          52
                                                            --------------
TOTAL ASSETS                                                    1,896,725

LIABILITIES
--------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                              6,358
  Investment bought                                                25,122
  Dividends to shareholders                                           265
  Investment adviser and administrator fees                            35
  Transfer agent and shareholder service fees                          41
  Trustees' fees                                                        7
Accrued expenses                                            +          85
                                                            --------------
TOTAL LIABILITIES                                                  31,913

NET ASSETS
--------------------------------------------------------------------------
TOTAL ASSETS                                                    1,896,725
TOTAL LIABILITIES                                           -      31,913
                                                            --------------
NET ASSETS                                                     $1,864,812

NET ASSETS BY SOURCE
Capital received from investors                                 1,865,210
Net realized capital losses                                          (398)

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                     SHARES
SHARE CLASS                NET ASSETS     /     OUTSTANDING     =      NAV
Sweep Shares               $1,030,553             1,030,875          $1.00
Value Advantage Shares       $834,259               834,398          $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $1,867,913. Includes restricted but deemed liquid securities comprised of 144A securities worth $883,965 or 47.4% of the fund's total net assets. During the reporting period, the fund had $1,088,140 in transactions with other Schwab Funds(R).

  FEDERAL TAX DATA
  -------------------------------------------------------
  COST BASIS OF PORTFOLIO                      $1,867,913

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:                          Loss amount:
    2009                                              $12
    2012                                              244
    2013                                     +        142
                                             ------------
                                                     $398


                                                         See financial notes. 17

SCHWAB NEW YORK MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2005 through December 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------
Interest                                                          $43,696

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------
Net realized losses on investments sold                              (110)

EXPENSES
--------------------------------------------------------------------------
Investment adviser and administrator fees                           6,593 a
Transfer agent and shareholder service fees:
  Sweep Shares                                                      4,802 b
  Value Advantage Shares                                            1,609 b
Trustees' fees                                                         27 c
Custodian and portfolio accounting fees                               168
Professional fees                                                      37
Registration fees                                                      47
Shareholder reports                                                    56
Other expenses                                                 +       25
                                                               -----------
Total expenses                                                     13,364
Expense reduction                                              -    2,992 d
                                                               -----------
NET EXPENSES                                                       10,372

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                            43,696
NET EXPENSES                                                   -   10,372
                                                               -----------
NET INVESTMENT INCOME                                              33,324
NET REALIZED LOSSES                                            +     (110)

INCREASE IN NET ASSETS FROM OPERATIONS                            $33,214

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets: 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets as follows:

  TRANSFER AGENT SERVICES:

                                             % OF AVERAGE
  SHARE CLASS                            DAILY NET ASSETS
  -------------------------------------------------------
  Sweep Shares                                      0.25
  Value Advantage Shares                            0.05

  SHAREHOLDER SERVICES:

                                             % OF AVERAGE
  SHARE CLASS                            DAILY NET ASSETS
  -------------------------------------------------------
  Sweep Shares                                      0.20
  Value Advantage Shares                            0.17

  These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $2,761 from the investment adviser (CSIM) and $231 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the annual operating expenses of this fund through April 29, 2006, as follows:

                                             % OF AVERAGE
  SHARE CLASS                            DAILY NET ASSETS
  -------------------------------------------------------
  Sweep Shares                                      0.65
  Value Advantage Shares                            0.45

  Prior to April 30, 2005, the limit was 0.69% for sweep shares.

  This limit excludes interest, taxes and certain non-routine expenses.


18 See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
-------------------------------------------------------------------------------
                                           1/1/05-12/31/05     1/1/04-12/31/04
Net investment income                              $33,324             $11,141
Net realized losses                        +          (110)               (276)
                                           ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              33,214              10,865

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
Dividends from net investment income
Sweep Shares                                        18,708               5,821
Value Advantage Shares                     +        14,616               5,320
                                           ------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME          33,324              11,141 a

TRANSACTIONS IN FUND SHARES b
-------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                     4,603,574           4,091,385
Value Advantage Shares                     +     1,134,247             724,557
                                           ------------------------------------
TOTAL SHARES SOLD                                5,737,821           4,815,942

SHARES REINVESTED
Sweep Shares                                        18,393               5,721
Value Advantage Shares                     +        13,508               4,941
                                           ------------------------------------
TOTAL SHARES REINVESTED                             31,901              10,662

SHARES REDEEMED
Sweep Shares                                    (4,664,683)         (4,061,536)
Value Advantage Shares                     +      (966,945)           (765,643)
                                           ------------------------------------
TOTAL SHARES REDEEMED                           (5,631,628)         (4,827,179)

NET TRANSACTIONS IN FUND SHARES                    138,094                (575) c

NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                              1,726,828           1,727,679
Total increase or decrease                 +       137,984                (851) d
                                           ------------------------------------
END OF PERIOD                                   $1,864,812          $1,726,828

  Unless stated, all numbers x 1,000.

a 100% of the funds dividends for the current and prior periods are tax-exempt interest dividends.

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents shares sold plus shares reinvested, minus shares redeemed.

d Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                         See financial notes. 19

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                            1/1/05-     1/1/04-     1/1/03-     1/1/02-     1/1/01-
                                                           12/31/05    12/31/04    12/31/03    12/31/02    12/31/01
-----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                        1.00       1.00         1.00       1.00        1.00
                                                           ------------------------------------------------------------------
Income from investment operations:
   Net investment income                                      0.02       0.01         0.00 1     0.01        0.02
                                                           ------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                      (0.02)     (0.01)       (0.00) 1   (0.01)      (0.02)
                                                           ------------------------------------------------------------------
Net asset value at end of period                              1.00       1.00         1.00       1.00        1.00
                                                           ------------------------------------------------------------------
Total return (%)                                              1.80       0.57         0.43       0.84        2.13

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                     0.65       0.65         0.65       0.66 2      0.65
   Gross operating expenses                                   0.86       0.86         0.86       0.89        0.90
   Net investment income                                      1.78       0.57         0.43       0.83        2.08
Net assets, end of period ($ x 1,000,000)                      472        448          463        425         382

1 Per share amount was less than $0.01.

2 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (taxes) had not been included.


20 See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of December 31, 2005

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

/ 144A Security; restricted but deemed liquid

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 94.1%  MUNICIPAL
        SECURITIES                                        444,316        444,316
--------------------------------------------------------------------------------
 94.1%  TOTAL INVESTMENTS                                 444,316        444,316

  5.9%  OTHER ASSETS AND
        LIABILITIES                                                       28,053
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       472,369

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      MUNICIPAL SECURITIES 94.1% of net assets

      NEW JERSEY 90.5%
      BERGEN CNTY IMPROVEMENT AUTH
   +@ Sr Special Purpose Limited
        Obligation RB (Encap Golf
        Holdings LLC) Series 2005B
        3.57%, 01/07/06                                     9,000          9,000
      ESSEX CNTY IMPROVEMENT AUTH
 +~@/ GO Guaranteed Lease RB
        (Cnty Correctional Facility)
        Series 2000
        3.54%, 01/07/06                                     3,000          3,000
 +~@/ Project Consolidation RB
        Series 2004
        3.54%, 01/07/06                                     5,895          5,895
      GARDEN STATE PRESERVATION TRUST
 +~@/ Open Space and Farmland
        Preservation Bonds
        Series 2003A
        3.54%, 01/07/06                                     1,500          1,500
      HAMMONTON
      BAN
        2.25%, 01/12/06                                     5,142          5,143
      HOPATCONG
      BAN
        2.95%, 08/11/06                                     9,000          9,056
      JERSEY CITY
      School Promissory Notes
        Series 2005A
        2.45%, 02/24/06                                     4,000          4,005
      NEW JERSEY
      TRAN Series Fiscal 2006A
        2.78%, 06/23/06                                    10,000         10,056
        2.80%, 06/23/06                                     5,000          5,028
        3.23%, 06/23/06                                    21,910         21,984
      NEW JERSEY ECONOMIC DEVELOPMENT AUTH
      Exempt Facility RB (Chambers
        Co-Generation)
    +   3.37%, 02/09/06                                     6,000          6,000
    +   3.35%, 03/06/06                                     6,100          6,100
    + Exempt Facility RB (Keystone)
        3.16%, 03/07/06                                    10,000         10,000
        3.20%, 02/09/06                                     5,000          5,000


                                                         See financial notes. 21

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                                FACE AMOUNT         VALUE
      RATE, MATURITY DATE                                   ($ x 1,000)      ($ x 1,000)
   +@ First Mortgage Refunding RB
        (Winchester Gardens at
        Homestead) Series 2004B
        3.40%, 01/07/06                                           4,000            4,000
 +~@/ Gas Facilities Refunding RB
        (NUI Corp) Series 1997A
        3.57%, 01/07/06                                           3,260            3,260
        Motor Vehicle Surcharge RB
        Series 2004A
 +~@/   3.55%, 01/07/06                                           3,880            3,880
 +~@/   3.54%, 01/07/06                                           2,580            2,580
 +~@/ Natural Gas Facilities Refunding
        RB (Nui Corp) Series 1997A
        3.57%, 01/07/06                                           1,525            1,525
   +@ RB (Baptist Home Society of
        New Jersey) Series 2003
        3.89%, 01/07/06                                           3,520            3,520
   +@ RB (G&W Laboratories)
        Series 2003
        3.58%, 01/07/06                                           5,050            5,050
   +@ RB (Geriatric Services Housing
        Corp) Series 2001
        3.47%, 01/07/06                                           1,500            1,500
   +@ RB (Hamilton Industrial
        Development) Series 1998
        3.58%, 01/07/06                                           5,370            5,370
   +@ RB (Meridian Assisted Living at
        Shrewsbury) Series 2004
        3.57%, 01/07/06                                           5,250            5,250
   +@ RB (Omni Baking Co)
        Series 2001
        3.52%, 01/07/06                                           3,600            3,600
   +@ RB (Princeton Day School,
        Inc) Series 2005
        3.50%, 01/04/06                                           5,000            5,000
   +@ RB (St James Preparatory
        School and St James Social
        Service Corp) Series 1998
        3.53%, 01/07/06                                           4,220            4,220
   +@ RB (Stone Brothers Secaucus)
        Series 2001
        3.56%, 01/06/06                                           1,650            1,650
   +@ Refunding RB (Crane's Mill)
        Series 2005B
        3.55%, 01/05/06                                           6,125            6,125
   +@ Refunding RB (Station Plaza
        Park and Ride) Series 2003
         3.58%, 01/07/06                                          2,945            2,945
 +~@/ School Facilities Construction
        RB Series 2005K
        3.55%, 01/07/06                                           3,065            3,065
 +~@/ School Facilities Construction
        Refunding Bonds Series 2005N
        3.54%, 01/07/06                                           3,030            3,030
   +@ Special Facility RB (Port
        Newark Container Terminal)
        Series 2003
        3.53%, 01/04/06                                           1,500            1,500
   +@ Thermal Energy Facilities RB
        (Marina Energy LLC-2001)
        Series A
        3.35%, 01/07/06                                           8,500            8,500
   +@ Thermal Energy Facilities RB
        (Thermal Energy Limited
        Partnership I) Series 1997
        3.58%, 01/07/06                                           5,000            5,000

      NEW JERSEY EDUCATIONAL FACILITIES AUTH
 +~@/ RB (Higher Education Capital
        Improvement Fund)
        Series 2002A
        3.55%, 01/07/06                                           8,610            8,610

      NEW JERSEY ENVIRONMENTAL INFRASTRUCTURE TRUST
   +@ RB (Bergen Cnty Improvement
        Auth-Encap Golf Holdings LLC)
        Series 2005
        3.57%, 01/07/06                                           9,800            9,800

      NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTH
 +~@/ RB (JFK Health Systems
        Obligated Group) Series 1993
        3.54%, 01/07/06                                           6,000            6,000
 +~@/ RB (Jersey Shore Medical
        Center Obligated Group)
        Series 1994
        3.54%, 01/07/06                                           4,500            4,500
 +~@/ RB (Somerset Medical Center)
        Series A
        3.55%, 01/07/06                                          14,200           14,200
 +~@/ Refunding RB (St Barnabas
        Health Care System)
        Series 1998B
        3.54%, 01/07/06                                           3,100            3,100

      NEW JERSEY SPORTS AND EXPOSITION AUTH
  +~@ State Contract Bonds
        Series 1992C
        3.33%, 01/07/06                                           9,585            9,585


22 See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

      ISSUER                                               FACE AMOUNT         VALUE
      RATE, MATURITY DATE                                  ($ x 1,000)      ($ x 1,000)
      NEW JERSEY TRANSPORTATION TRUST FUND AUTH
 +~@/ Transportation System Bonds
        Series 2005A
        3.55%, 01/07/06                                          6,635            6,635
 +~@/ Transportation System Bonds
        Series 2005B
        3.20%, 10/12/06                                          4,745            4,745
      Transportation System Bonds
        Series 2005D
 +~@/   3.55%, 12/31/05                                          7,490            7,490
 +~@/   3.55%, 01/07/06                                          4,325            4,325
  ~@/ Transportation System RB
        Series 1998A
        3.54%, 01/07/06                                         11,495           11,495
 +~@/ Transportation System RB
        Series 2004B
        3.54%, 01/07/06                                          1,980            1,980

      NEW JERSEY TURNPIKE AUTH
      RB Series 2000A
 +~@/   3.52%, 01/07/06                                         11,200           11,200
 +~@/   3.54%, 01/07/06                                          8,665            8,665
 +~@/   3.55%, 01/07/06                                         10,000           10,000
 +~@/ RB Series C
        3.55%, 01/07/06                                          7,070            7,070
 +~@/ Refunding RB Series 2004A
        3.55%, 01/07/06                                         11,495           11,495
 +~@/ Refunding RB Series 2005A
        3.54%, 01/07/06                                         14,485           14,485

      PORT AUTH OF NEW YORK AND NEW JERSEY
 +~@/ Consolidated Bonds 127th
        Series
        3.56%, 01/07/06                                          8,480            8,480
  ~@/ Consolidated Bonds 135th
        Series
        3.56%, 01/07/06                                          4,000            4,000
      Consolidated Bonds 138th
        Series
  ~@/   3.56%, 01/07/06                                          5,000            5,000
 +~@/   3.56%, 01/07/06                                          9,000            9,000
      Consolidated Bonds 140th
        Series
  +~@   3.55%, 01/07/06                                          2,940            2,940
 +~@/   3.55%, 01/07/06                                          4,490            4,490
 +~@/ Consolidated Bonds 141st
        Series
        3.57%, 01/07/06                                          5,000            5,000
      CP Obligations Series B
    ~   3.12%, 02/06/06                                          3,000            3,000
    ~   3.10%, 02/09/06                                         17,835           17,835
      Special Project Bonds (JFK
        International Air Terminal)
        Series 6
 +~@/   3.58%, 01/07/06                                            800              800
 +~@/   3.55%, 01/07/06                                          4,895            4,895
    ~ TECP Series A
        3.10%, 02/08/06                                          5,000            5,000

      RAHWAY
      BAN
        2.70%, 06/27/06                                          5,675            5,703

      SPARTA
      BAN
        2.23%, 01/13/06                                          4,000            4,001

      UNION CNTY IMPROVEMENT AUTH
   +@ Mortgage RB (Cedar Glen
        Housing Corp) Series A
        3.55%, 01/07/06                                          9,500            9,500
                                                                              ---------
                                                                                427,361
      PUERTO RICO 3.6%

      PUERTO RICO
 +~@/ Public Improvement Bonds
        Series 2001A
        3.53%, 01/07/06                                          1,500            1,500
    + TRAN Series 2006
        3.23%, 07/28/06                                          5,000            5,035

      PUERTO RICO HIGHWAY AND TRANSPORTATION AUTH
 +~@/ Highway Refunding RB
        Series BB
        3.52%, 12/31/05                                          1,000            1,000
      Transportation Refunding RB
        Series L
 +~@/   3.52%, 12/31/05                                          2,000            2,000
 +~@/   3.55%, 01/04/06                                          4,000            4,000

      PUERTO RICO HOUSING FINANCE CORP
 +~@/ Homeownership Mortgage RB
        Series 2000A
        3.53%, 01/07/06                                          3,420            3,420
                                                                              ---------
                                                                                 16,955

END OF INVESTMENTS


                                                         See financial notes. 23

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of December 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------
Investments, at value                                             $444,316 a
Cash                                                                   264
Receivables:
  Investments sold                                                  24,429
  Interest                                                           3,488
Prepaid expenses                                               +        20
                                                               -----------
TOTAL ASSETS                                                       472,517

LIABILITIES
--------------------------------------------------------------------------
Payables:
  Dividends to shareholders                                             67
  Investment adviser and administrator fees                              7
  Transfer agent and shareholder service fees                           18
  Trustees' fees                                                         7
Accrued expenses                                               +        49
                                                               -----------
TOTAL LIABILITIES                                                      148

NET ASSETS
--------------------------------------------------------------------------
TOTAL ASSETS                                                       472,517
TOTAL LIABILITIES                                              -       148
                                                               -----------
NET ASSETS                                                        $472,369

NET ASSETS BY SOURCE
Capital received from investors                                    472,369

NET ASSET VALUE (NAV)
                       SHARES
NET ASSETS      /      OUTSTANDING      =      NAV
$472,369               472,080                 $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $444,316. Includes restricted but deemed liquid securities comprised of 144A securities, worth $217,315 or 46.0% of the fund's total net assets. During the reporting period, the fund had $459,235 in transactions with other Schwab Funds(R).

  FEDERAL TAX DATA
  --------------------------------------------------
  COST BASIS OF PORTFOLIO                   $444,316

  CAPITAL LOSSES UTILIZED                        $46

  RECLASSIFICATIONS:
  Long term capital gains                         $4
  Capital received from investors                $14

  Reclassified as:

  Net investment income
    not yet distributed                         ($18)


24 See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2005 through December 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------
Interest                                                           $11,186

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------
Net realized gains on investments sold                                  42

EXPENSES
--------------------------------------------------------------------------
Investment adviser and administrator fees                            1,746 a
Transfer agent and shareholder service fees                          2,068 b
Trustees' fees                                                          24 c
Custodian and portfolio accounting fees                                 36
Professional fees                                                       27
Registration fees                                                       37
Shareholder reports                                                     22
Other expenses                                                  +       21
                                                                ----------
Total expenses                                                       3,981
Expense reduction                                               -      983 d
                                                                ----------
NET EXPENSES                                                         2,998

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                             11,186
NET EXPENSES                                                    -    2,998
                                                                ----------
NET INVESTMENT INCOME                                                8,188
NET REALIZED GAINS                                              +       42
                                                                ----------
INCREASE IN NET ASSETS FROM OPERATIONS                              $8,230

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets: 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses through April 29, 2006, to 0.65% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.


                                                   See financial notes. 25

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
---------------------------------------------------------------------------------------
                                           1/1/05-12/31/05             1/1/04-12/31/04
Net investment income                               $8,188                      $2,723
Net realized gains or losses               +            42                         (54)
                                           --------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               8,230                       2,669

DISTRIBUTIONS PAID
---------------------------------------------------------------------------------------
Dividends from net investment income                 8,191                       2,694 a

TRANSACTIONS IN FUND SHARES b
---------------------------------------------------------------------------------------
Shares sold                                      1,586,641                   1,561,315
Shares reinvested                                    8,032                       2,651
Shares redeemed                            +    (1,569,930)                 (1,579,474)
                                           --------------------------------------------
NET TRANSACTIONS IN FUND SHARES                     24,743                     (15,508)

NET ASSETS
---------------------------------------------------------------------------------------
Beginning of period                                447,587                     463,120
Total increase or decrease                 +        24,782                     (15,533) c
                                           --------------------------------------------
END OF PERIOD                                     $472,369                    $447,587 d

  Unless stated, all numbers x 1,000.

a 100% of the funds dividends for the current and prior periods are tax-exempt interest dividends.

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes net investment income not yet distributed in the amount of $-- and $21 at the end of the current and prior report periods, respectively.


26 See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                     1/1/05-    1/1/04-    1/1/03-    1/1/02-    1/1/01-
                                                    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
---------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                1.00       1.00       1.00       1.00       1.00
                                                    -----------------------------------------------------------
Income from investment operations:

  Net investment income                               0.02       0.01       0.00 1     0.01       0.02
                                                    -----------------------------------------------------------
Less distributions:

  Dividends from net investment income               (0.02)     (0.01)     (0.00) 1   (0.01)     (0.02)
                                                    -----------------------------------------------------------
Net asset value at end of period                      1.00       1.00       1.00       1.00       1.00
                                                    -----------------------------------------------------------
Total return (%)                                      1.82       0.62       0.49       0.87       2.20

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                              0.65       0.65       0.65       0.65       0.65
  Gross operating expenses                            0.88       0.86       0.87       0.89       0.92
  Net investment income                               1.82       0.62       0.48       0.87       2.14
Net assets, end of period ($ x 1,000,000)              378        346        328        301        292

1 Per share amount was less than $0.01.


                                                         See financial notes. 27

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of December 31, 2005

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

* Delayed-delivery security

/ 144A Security; restricted but deemed liquid

= All or a portion of this security is held as collateral for delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 99.3%  MUNICIPAL
        SECURITIES                                      375,460          375,460
--------------------------------------------------------------------------------
 99.3%  TOTAL INVESTMENTS                               375,460          375,460

  0.7%  OTHER ASSETS AND
        LIABILITIES                                                        2,601
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       378,061

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      MUNICIPAL SECURITIES 99.3% of net assets

      PENNSYLVANIA 96.6%

      ALLEGHENY CNTY HOSPITAL
      DEVELOPMENT AUTH
    @ RB (University of Pittsburgh
       Medical Center) Series 2005B
       3.63%, 01/15/07                                    7,000            7,000

      ALLEGHENY CNTY IDA
 +~@/ Pollution Control Refunding RB
       (Duquesne Light Co)
       Series 1999B
       3.54%, 01/07/06                                    3,095            3,095

      ALLEGHENY CNTY PORT AUTH
    + GAN Series 2005
       2.68%, 06/30/06                                   10,000           10,063
 +~@/ Special Revenue Transportation
       Bonds Series 1999
       3.41%, 01/07/06                                      500              500

      BEAVER CNTY IDA
   +@ Pollution Control Refunding RB
       (FirstEnergy Nuclear
       Generation Corp) Series 2005A
       3.58%, 01/04/06                                    7,500            7,500

      BERKS CNTY
   +@ RB (Beacon Container)
       Series 1998A
       3.67%, 01/07/06                                      380              380

      BERMUDIAN SPRINGS SD
  +~@ GO Bonds Series 2005
       3.51%, 01/07/06                                      400              400

      CENTRAL BUCKS SD
  +~@ GO Series 2000A
       3.56%, 01/07/06                                    1,350            1,350

      CHESTER CNTY SCHOOL AUTH
 +~@/ School Lease RB Series 2005
       3.55%, 01/07/06                                    1,760            1,760

      DELAWARE CNTY IDA
   +@ Hospital RB
       (Crozer-Chester Medical Center)
       Series 2002
       3.52%, 01/07/06                                    4,800            4,800
   +@ RB (YMCA of Philadelphia)
       Series 1999
       3.62%, 01/04/06                                    2,005            2,005


28 See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
 +~@/ Water Facilities RB
       (Aqua Pennsylvania Inc)
       Series 2005A
       3.56%, 01/07/06                                    1,650            1,650

      DELAWARE VALLEY REGIONAL FINANCE AUTH
   +@ Local Government RB
       Series 1986
       3.50%, 01/07/06                                    4,600            4,600
      Local Government RB
       Series 1998A
 +~@/  3.57%, 01/07/06                                    4,055            4,055
 +~@/  3.59%, 01/07/06                                    1,300            1,300

      EASTON AREA SD
  +~@ GO Bonds Series 2005
       3.53%, 01/07/06                                    2,800            2,800

      ERIE SD
 +~@/ GO Bonds Series 2001A
       3.42%, 01/04/06                                   16,950           16,950

      HARRISBURG AUTH
  +~@ Water Refunding RB
       Series 2003A
       3.56%, 01/07/06                                    3,300            3,300

      LUZERNE CNTY IDA
   +@ RB (Methodist Homes)
       Series 2003
       3.56%, 01/07/06                                    4,800            4,800

      MANHEIM TOWNSHIP SD
  +~@ GO Bonds Series 2004
       3.53%, 01/07/06                                    3,600            3,600

      MERCER CNTY
 +~@/ GO Bonds Series 2001
       3.42%, 01/07/06                                    1,275            1,275

      MONTGOMERY CNTY IDA
    + Pollution Control Refunding RB
       (Peco Energy Co)
       Series 1994A
       3.12%, 02/13/06                                   16,000           16,000
   +@ Environmental Facilities RB
       (Ionza Inc) Series 2000
       3.63%, 01/07/06                                    7,000            7,000
   +@ Pollution Control Refunding RB
       (Peco Energy Co) Series 1999A
       3.55%, 01/07/06                                    6,800            6,800
   +@ School RB (Friends' Central School)
       Series 2002
       3.50%, 01/07/06                                    4,110            4,110

      MONTGOMERY CNTY REDEVELOPMENT AUTH
   +@ M/F Housing Refunding RB
       (Glenmore Associates)
       Series 1995A
       3.53%, 01/07/06                                    3,750            3,750

      NORTHHAMPTON CNTY
   +@ RB (Binney and Smith)
       Series 1997A
       3.57%, 01/07/06                                    3,250            3,250
   +@ RB (Binney and Smith)
       Series 1997B
       3.57%, 01/07/06                                      780              780

      NORWIN SD
 +~@/ GO Bonds Series 2001A
      2.65%, 01/25/06                                     9,710            9,710

      PENNSYLVANIA
 +~@/ GO Bonds First Series 2003
       3.54%, 01/07/06                                   14,470           14,470

      PENNSYLVANIA CONVENTION CENTER AUTH
 +~@/ RB Series 1989A
       3.54%, 01/07/06                                    2,745            2,745

      PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCE AUTH
   +@ Bonds (Westrum Harleysville II)
       Series 2005
       3.57%, 01/07/06                                    6,200            6,200
   +@ Exempt Facilities RB (Amtrak)
       Series 2001B
       3.60%, 01/07/06                                   14,000           14,000
   +@ Exempt Facilities RB
       (Shippingport) Series 2005A
       3.60%, 01/04/06                                    9,000            9,000

      PENNSYLVANIA ENERGY DEVELOPMENT AUTH
   +@ RB (B&W Ebensburg)
      Series 1986
       3.54%, 01/07/06                                    8,415            8,415
   +@ RB (Westrum Hanover)
       Series 2004
       3.57%, 01/07/06                                    5,900            5,900

      PENNSYLVANIA HFA
  ~@/ Residential Development
       Refunding RB Series 2002A
       3.61%, 01/07/06                                    6,000            6,000
 +~@/ S/F Mortgage RB Drawdown
       Series 2003
       3.58%, 01/07/06                                    3,775            3,775
  ~@/ S/F Mortgage RB
       Series 1998-64
       3.60%, 01/07/06                                   15,495           15,495


                                                         See financial notes. 29

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
  ~@/ S/F Mortgage RB
       Series 1999-66A
       3.56%, 01/07/06                                    3,770            3,770
  ~@/ S/F Mortgage RB Series 1999A
       3.59%, 01/07/06                                    7,690            7,690
  ~@/ S/F Mortgage RB
       Series 2002-74B
       3.56%, 01/07/06                                    7,495            7,495
   ~@ S/F Mortgage RB
       Series 2003-79A
       3.58%, 01/07/06                                    2,395            2,395
   ~@ S/F Mortgage RB
       Series 2004-84C
       3.57%, 01/04/06                                    3,500            3,500
   ~@ S/F Mortgage RB
       Series 2004-86C
       3.57%, 01/04/06                                    5,000            5,000
   ~@ S/F Mortgage RB
       Series 2005-87B
       3.42%, 01/07/06                                    5,000            5,000

      PENNSYLVANIA HIGHER EDUCATION ASSISTANCE AGENCY
  +~@ Student Loan RB
       Series 2000A
       3.60%, 01/07/06                                   18,125           18,125
  +~@ Student Loan RB Series 2001A
       3.60%, 01/04/06                                    5,050            5,050

      PENNSYLVANIA HIGHER EDUCATIONAL FACILITIES AUTH
    + RB (State System of
       Higher Education)
       Series AC
       2.63%, 06/15/06                                    2,115            2,128
 +~@/ RB (University of Pennsylvania
       Health Services) Series 2005A
       2.80%, 06/15/06                                    3,000            3,000

      PENNSYLVANIA PUBLIC SCHOOL BUILDING AUTH
 +~@/ Lease RB (Philadelphia SD)
       Series 2003
       3.55%, 01/07/06                                    3,445            3,445
  +~@ RB (Parkland SD) Series 1999D
       3.56%, 01/07/06                                    6,800            6,800

      PENNSYLVANIA TURNPIKE COMMISSION
 +~@/ RB Series 2004A
       3.55%, 01/07/06                                    6,270            6,270
 +~@/ Registration Fee Refunding RB
       Series 2005A
       3.55%, 01/07/06                                    2,355            2,355

      PHILADELPHIA
      Airport RB Series 2005A
 +~@/  3.59%, 01/07/06                                    1,000            1,000
 +~@/  3.58%, 01/07/06                                   16,000           16,000
  +~@ Airport Refunding RB
       Series 2005C
       3.63%, 01/04/06                                    6,950            6,950
  +~@ Water and Wastewater RB
       Series 1997B
       3.48%, 01/04/06                                      120              120
  +~@ Water and Wastewater
       Refunding RB Series 2003
       3.49%, 01/04/06                                    1,500            1,500

      PHILADELPHIA GAS WORKS
 +~@/ RB Third Series 2001
       3.54%, 01/07/06                                    1,700            1,700

      PHILADELPHIA IDA
 +~@/ RB Series 1998A
       3.59%, 01/07/06                                    5,000            5,000

      PHILADELPHIA REDEVELOPMENT AUTH
 +~@/ RB (Neighborhood
       Transformation Initiative)
       Series 2005C
       3.55%, 01/07/06                                    5,745            5,745

      TEMPLE UNIVERSITY
      Funding Obligations
       Series 2005
       2.80%, 04/28/06                                    7,640            7,668
      Funding Obligations
       Series 2005
       2.77%, 04/28/06                                    6,000            6,023

      UNIVERSITY OF PITTSBURGH
      Pitt Asset Notes Series 2005
       4.00%, 08/11/06                                   10,000           10,077

      WEST CORNWALL TOWNSHIP MUNICIPAL AUTH
   +@ RB (Lebanon Valley
       Brethren Home) Series 1995
       3.57%, 01/07/06                                    1,000            1,000
                                                                     -----------
                                                                         365,389
      PUERTO RICO 2.7%

      PUERTO RICO
    + TRAN Series 2006
       3.23%, 07/28/06                                   10,000           10,071

END OF INVESTMENTS.


30 See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of December 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                  $375,460 a
Cash                                                                        266
Interest receivable                                                       2,437
Prepaid expenses                                                    +        20
                                                                    ------------
TOTAL ASSETS                                                            378,183

LIABILITIES
--------------------------------------------------------------------------------
Payables:
 Dividends to shareholders                                                   61
 Investment adviser and administrator fees                                    4
 Transfer agent and shareholder service fees                                 14
 Trustees' fees                                                               7
Accrued expenses                                                    +        36
                                                                    ------------
TOTAL LIABILITIES                                                           122

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            378,183
TOTAL LIABILITIES                                                   -       122
                                                                    ------------
NET ASSETS                                                             $378,061

NET ASSETS BY SOURCE
Capital received from investors                                         378,116
Net investment income not yet distributed                                     2
Net realized capital losses                                                 (57)

NET ASSET VALUE (NAV)
                     SHARES
NET ASSETS     /     OUTSTANDING     =     NAV
$378,061             378,100               $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $375,460. Includes restricted but deemed liquid securities comprised of 144A securities worth $146,250 or 38.7% of the fund's total net assets. During the reporting period, the fund had $730,499 in transactions with other Schwab Funds.

  FEDERAL TAX DATA
  ----------------------------------------------
  COST BASIS OF PORTFOLIO               $375,460

  UNDISTRIBUTED EARNINGS:
  Tax-exempt income                           $2

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:                 Loss amount:
    2012                                     $14
    2013                            +        $43
                                    ------------
                                             $57
                                                         See financial notes. 31

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2005 through December 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
---------------------------------------------------------------------------------
Interest                                                                  $8,990

NET REALIZED GAINS AND LOSSES
---------------------------------------------------------------------------------
Net realized losses on investments sold                                      (43)

EXPENSES
---------------------------------------------------------------------------------
Investment adviser and administrator fees                                  1,382 a
Transfer agent and shareholder service fees                                1,636 b
Trustees' fees                                                                23 c
Custodian and portfolio accounting fees                                       33
Professional fees                                                             27
Registration fees                                                             74
Shareholder reports                                                           18
Other expenses                                                         +       9
                                                                       ----------
Total expenses                                                             3,202
Expense reduction                                                      -     839 d
                                                                       ----------
NET EXPENSES                                                               2,363

INCREASE IN NET ASSETS FROM OPERATIONS
---------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    8,990
NET EXPENSES                                                           -   2,363
                                                                       ----------
NET INVESTMENT INCOME                                                      6,627
NET REALIZED LOSSES                                                    +     (43)
                                                                       ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $6,584

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses of this fund through April 29, 2006, to 0.65% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.


32 See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                             1/1/05-12/31/05    1/1/04-12/31/04
Net investment income                                 $6,627             $2,157
Net realized losses                          +           (43)               (14)
                                             -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                 6,584              2,143

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                   6,627              2,155 a

TRANSACTIONS IN FUND SHARES b
--------------------------------------------------------------------------------
Shares sold                                        1,434,497          1,416,322
Shares reinvested                                      6,480              2,109
Shares redeemed                              +    (1,408,453)        (1,400,551)
                                             -----------------------------------
NET TRANSACTIONS IN FUND SHARES                       32,524             17,880

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                  345,580            327,712
Total increase                               +        32,481             17,868 c
                                             -----------------------------------
END OF PERIOD                                       $378,061           $345,580 d

  Unless stated, all numbers x 1,000.

a 100% of the funds dividends for the current and prior periods are tax-exempt interest dividends.

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes net investment income not yet distributed in the amount of $2 at the end of current and prior period.


                                                         See financial notes. 33

SCHWAB FLORIDA MUNICIPAL MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      1/1/05-         1/1/04-         1/1/03-         1/1/02-         1/1/01-
                                                     12/31/05        12/31/04        12/31/03        12/31/02        12/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 1.00            1.00            1.00            1.00            1.00
                                                     -------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.02            0.01            0.00 1          0.01            0.02
                                                     -------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                (0.02)          (0.01)          (0.00) 1        (0.01)          (0.02)
                                                     -------------------------------------------------------------------------------
Net asset value at end of period                       1.00            1.00            1.00            1.00            1.00
                                                     -------------------------------------------------------------------------------
Total return (%)                                       1.81            0.60            0.46            0.96            2.32

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                               0.65            0.66            0.64            0.59            0.59
  Gross operating expenses                             0.85            0.85            0.85            0.87            0.87
  Net investment income                                1.78            0.59            0.47            0.95            2.30
Net assets, end of period ($ x 1,000,000)             1,973           1,905           1,804           1,785           1,518

1  Per share amount was less than $0.01.


34 See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of December 31, 2005

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

/ 144A Security; restricted but deemed liquid

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                       COST              VALUE
HOLDINGS BY CATEGORY                                 ($x1,000)         ($x1,000)
--------------------------------------------------------------------------------
 97.9%  MUNICIPAL
        SECURITIES                                   1,930,939         1,930,939
--------------------------------------------------------------------------------
 97.9%  TOTAL INVESTMENTS                            1,930,939         1,930,939

  2.1%  OTHER ASSETS AND
        LIABILITIES                                                       41,931
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     1,972,870

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      MUNICIPAL SECURITIES 97.9% of net assets

      CONNECTICUT 0.2%

      CONNECTICUT HFA
 +~@/ S/F Mortgage Draw Down RB
        Series 2004B
        3.56%, 01/07/06                                   4,505            4,505

      FLORIDA 86.7%

      ALACHUA CNTY HEALTH FACILITIES AUTH
 +~@/ RB (Shands Hospital-University
        of Florida) Series 1992R
        3.54%, 01/07/06                                  59,745           59,745

      ALACHUA CNTY SCHOOL BOARD
 +~@/ COP Series 2004
        3.54%, 01/07/06                                   9,045            9,045

      BREVARD CNTY HEALTH FACILITIES AUTH
   +@ RB (Wuesthoff Health Systems)
        Series 2004
        3.55%, 01/04/06                                  13,000           13,000

      BROWARD CNTY
  +~@ Subordinate Port Facilities
        Refunding RB (Port
        Everglades) Series 1998
        3.45%, 01/07/06                                   8,860            8,860

      BROWARD CNTY EDUCATIONAL FACILITIES AUTH
   +@ RB (Nova Southeastern
        University) Series 2000A
        3.55%, 01/07/06                                   3,250            3,250

      BROWARD CNTY HFA
   +@ M/F Housing RB (Landings of
        Inverrary Apts) Series 1985
        3.45%, 01/07/06                                   5,000            5,000
   +@ M/F Housing RB (Pembroke
        Village Apts) Series 2004
        3.54%, 01/07/06                                   7,000            7,000
   +@ M/F Housing RB (Pier Club
        Village Apts) Series 2004
        3.46%, 01/07/06                                  13,800           13,800
   +@ M/F Housing RB (Sanctuary
        Apts) Series 1985
        3.45%, 01/07/06                                   7,000            7,000
   +@ M/F Housing RB (Sawgrass
        Pines Apts) Series 1993A
        3.46%, 01/04/06                                   8,100            8,100


                                                         See financial notes. 35

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ M/F Housing RB (Southern
        Pointe) Series 1997
        3.40%, 01/07/06                                   7,750            7,750
   +@ M/F Housing Refunding RB
        (Island Club Apts)
        Series 2001A
        3.45%, 01/07/06                                   3,000            3,000
   +@ M/F Housing Refunding RB
        (Reflections Apts)
        Series 1999
        3.51%, 01/07/06                                  10,000           10,000

      CAPE CORAL
      CP Notes
    + 2.80%, 01/24/06                                     6,900            6,900
    + 2.65%, 04/04/06                                     2,000            2,000

      CHARLOTTE CNTY
  +~@ Refunding RB Series 2003A
        3.46%, 01/07/06                                   3,400            3,400

      CHARLOTTE CNTY HFA
   +@ M/F Housing RB (Murdock
        Circle Apts) Series 2000
        3.51%, 01/07/06                                   6,940            6,940

      CLAY CNTY UTILITY AUTH
   +@ RB Series 2003A
        3.55%, 01/07/06                                   6,355            6,355

      COLLIER CNTY
   +@ IDRB (Ave Maria Utility Co)
        Series 2005
        3.44%, 01/04/06                                  10,000           10,000

      COLLIER CNTY HFA
   +@ M/F Housing RB (Brittany Bay
        Apts) Series 2001A
        3.52%, 01/07/06                                   3,350            3,350
   +@ M/F Housing RB (Summer
        Lakes Phase II Apts)
        Series 2005
        3.56%, 01/04/06                                  10,000           10,000

      COLLIER CNTY IDA
   +@ Educational Facilities RB
        (Community School of
        Naples) Series 2002
        3.55%, 01/07/06                                   5,250            5,250

      DAVIE
   +@ RB (United Jewish Community
        of Broward Cnty)
        Series 2003
        3.55%, 01/07/06                                   8,550            8,550

      ESCAMBIA HFA
 +~@/ S/F Mortgage RB Series
        2001A
        3.63%, 01/07/06                                   3,040            3,040
 +~@/ S/F Mortgage RB Series
        1997A
        3.66%, 01/07/06                                     720              720
 +~@/ S/F RB Series 2001A
        3.59%, 01/07/06                                   1,780            1,780
  ~@/ S/F RB Series 2002A-1
        2.95%, 04/06/06                                   4,335            4,335

      FLORIDA
 +~@/ RB (Dept of Environmental
        Protection Preservation 2000)
        Series 1997B
        3.55%, 01/07/06                                  22,950           22,950

      FLORIDA BOARD OF EDUCATION
 +~@/ Capital Outlay Bonds
        Series 1998A
        3.53%, 01/07/06                                  11,000           11,000
  ~@/ Capital Outlay Bonds
        Series 1998E
        3.55%, 01/07/06                                  12,280           12,280
  ~@/ Capital Outlay Bonds
        Series 1999C
        3.55%, 01/07/06                                  17,815           17,815
  ~@/ Capital Outlay Bonds
        Series 2001I
        3.55%, 01/07/06                                   4,715            4,715
 +~@/ Capital Outlay Bonds
        Series 2003C
        3.53%, 01/04/06                                   7,500            7,500
  ~@/ Capital Outlay Refunding
        Bonds Series 2001B
        3.55%, 01/07/06                                  14,100           14,100
  ~@/ Capital Outlay Refunding
        Bonds Series 2005C
        3.55%, 01/07/06                                  14,970           14,970
  ~@/ Capital Outlay Refunding
        Bonds Series 2005D
        3.54%, 01/07/06                                  21,500           21,500
 +~@/ Lottery RB Series 2002C
        3.54%, 01/07/06                                  33,695           33,695
      Lottery RB Series 2005A
 +~@/   3.54%, 01/07/06                                  26,055           26,055
 +~@/   3.55%, 01/07/06                                   5,800            5,800


36 See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      FLORIDA DEPT OF TRANSPORTATION
 +~@/ Turnpike RB Series 2000A
        3.55%, 01/07/06                                  11,820           11,820

      FLORIDA DEVELOPMENT FINANCE CORP
   +@ IDRB (Central Farms)
        Series 1999A4
        3.65%, 01/07/06                                     710              710
   +@ IDRB (Schmitt Family
        Partnership) Series 1999A2
        3.65%, 01/07/06                                   1,750            1,750
   +@ IDRB (Vutec Corp)
        Series 1999A1
        3.65%, 01/07/06                                   1,520            1,520

      FLORIDA HFA
 +~@/ Homeowner Mortgage RB
        Series 2000-4
        3.63%, 01/07/06                                   2,635            2,635
   +@ Housing RB (Ashley Lake
        Park II) Series 1989J
        3.52%, 01/07/06                                  19,535           19,535
   +@ Housing RB (Caribbean Key
        Apts) Series 1996F
        3.55%, 01/07/06                                  12,100           12,100
   +@ Housing RB (Heron Park)
        Series 1996U
        3.52%, 01/07/06                                   7,235            7,235
   +@ Housing RB (Tiffany Club
        Apts) Series 1996P
        3.55%, 01/07/06                                   7,050            7,050
   +@ M/F Housing RB (Cameron
        Cove Apts) Series 1985XX
        3.42%, 01/07/06                                   8,000            8,000
   +@ M/F Housing Refunding RB
        (Reflections Apts)
        Series 2001K-A
        3.54%, 01/07/06                                  13,500           13,500
   +@ M/F Housing Refunding RB
        (South Pointe) Series 1998J
        3.59%, 01/07/06                                   4,925            4,925
   +@ M/F Mortgage RB (Arlington
        Apts) Series 2004G-1
        3.56%, 01/07/06                                  11,340           11,340
   +@ M/F Mortgage RB (Clarcona
        Groves Apts) Series 2005A
        3.44%, 01/04/06                                   3,250            3,250
   +@ M/F Mortgage RB (Lynn Lake
        Apts) Series 2005B-1
        3.60%, 01/07/06                                  10,100           10,100
   +@ M/F Mortgage RB (Mill Creek
        Apts) Series 2004K
        3.55%, 01/07/06                                   8,000            8,000
   +@ M/F Mortgage RB (Pinnacle
        Pointe Apts) Series 2003N
        3.44%, 01/07/06                                   6,215            6,215
   +@ M/F Mortgage RB (Wellesley
        Apts) Series 2003O
        3.44%, 01/04/06                                   7,940            7,940
   +@ M/F Mortgage RB (Wexford
        Apts) Series 2003P
        3.44%, 01/04/06                                   8,035            8,035
   +@ M/F Mortgage Refunding RB
        (Monterey Lake Apts)
        Series 2005C
        3.59%, 01/04/06                                   7,325            7,325
   +@ M/F Mortgage Refunding RB
        (Tuscany Pointe Apts)
        Series 2005D
        3.52%, 01/07/06                                  12,090           12,090
   +@ M/F Mortgage Refunding RB
        (Victoria Park Apts)
        Series 2002J-1
        3.51%, 01/07/06                                   8,800            8,800
   +@ RB (Heritage Pointe Apts)
        Series 1999I-1
        3.55%, 01/07/06                                   9,500            9,500
   +@ RB (Timberline Apts)
        Series 1999P
        3.45%, 01/07/06                                   6,135            6,135

      FLORIDA HIGHER EDUCATIONAL FACILITIES FINANCING AUTH
   +@ RB (Flagler College Inc)
        Series 2005
        3.55%, 01/04/06                                   9,400            9,400
   +@ RB (Southeastern University,
        Inc) Series 2005
        3.52%, 01/07/06                                  13,000           13,000

      FLORIDA LOCAL GOVERNMENT FINANCE COMMISSION
    + Pooled TECP Series 1994A
        2.83%, 01/06/06                                   3,000            3,000
    +   3.15%, 01/05/06                                  24,500           24,500
    +   2.85%, 01/06/06                                   3,000            3,000
    +   3.11%, 02/03/06                                  15,526           15,526
    +   3.10%, 02/07/06                                  17,471           17,471
    +   3.13%, 02/08/06                                   5,000            5,000
    + Pooled TECP Series 1998B
        3.22%, 01/20/06                                   8,601            8,601


                                                         See financial notes. 37

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      FORT PIERCE UTILITIES AUTH
 +~@/ Refunding RB Series 2003
        3.55%, 01/07/06                                   6,325            6,325

      GAINESVILLE
   +@ IDRB (Exactech) Series 1997
        3.60%, 01/07/06                                   2,100            2,100

      GAINESVILLE UTILITY SYSTEM
  +~@ RB Series 2005A
        3.55%, 01/07/06                                   4,545            4,545

      GREATER ORLANDO AVIATION AUTH
  +   Airport Facilities Subordinated
        TECP Series B
        3.10%, 01/05/06                                  34,410           34,410
  +~@ Airport Facilities RB
        Series 2002E
        3.40%, 01/07/06                                  99,415           99,415
   +@ Airport Facility RB (Flightsafety
        International) Series 2003A
        3.60%, 01/07/06                                   8,900            8,900

      GULF BREEZE
  +~@ Local Government Loan
        Program RB Series 1985C
        3.52%, 01/07/06                                   6,735            6,735

      HILLSBOROUGH CNTY AVIATION AUTH
   +  Airport Facilities Subordinated
        TECP Series B
        2.93%, 01/05/06                                  22,500           22,500
 +~@/ RB (Tampa International
        Airport) Series 2003A
        3.59%, 01/07/06                                   5,495            5,495
 +~@/ RB (Tampa International
        Airport) Series 2005A
        3.59%, 01/07/06                                   2,600            2,600

      HILLSBOROUGH CNTY HFA
   +@ M/F Housing RB (Claymore
        Crossing Apts) Series 2005
        3.56%, 01/04/06                                   3,000            3,000
   +@ M/F Housing RB (Lake Kathy
        Apts) Series 2005
        3.57%, 01/07/06                                   6,000            6,000
   +@ M/F Housing RB (Meridian
        Pointe Apts) Series 2005
        3.55%, 01/07/06                                   6,600            6,600

      HILLSBOROUGH CNTY IDA
 +~@/ IDRB (University Community
        Hospital) Series 1994
        2.85%, 06/22/06                                  21,085           21,085
   +@ RB (Tampa Metropolitan Area
        YMCA) Series 2000
        3.60%, 01/07/06                                   7,600            7,600

      HILLSBOROUGH CNTY PORT DISTRICT
 +~@/ Refunding RB (Tampa Port
        Auth) Series 2005A
        3.59%, 01/07/06                                  14,151           14,151

      JACKSONVILLE AVIATION AUTH
  +~@ Refunding RB Series 2005
        3.38%, 01/04/06                                  10,815           10,815

      JACKSONVILLE ECONOMIC DEVELOPMENT COMMISSION
   +@ RB (Bolles School)
        Series 1999A
        3.42%, 01/07/06                                   2,800            2,800
   +@ Special Facility Airport RB
        (Holland Sheltair Aviation
        Group) Series 2004A-1
        3.60%, 01/07/06                                  10,280           10,280
   +@ Special Facility Airport RB
        (Holland Sheltair Aviation
        Group) Series 2005B
        3.60%, 01/07/06                                   2,100            2,100

      JACKSONVILLE ELECTRIC AUTH
  +~@ Water and Sewer System
        Subordinated RB
        Series 2003B
        3.38%, 01/04/06                                  16,785           16,785

      JACKSONVILLE HFA
   +@ M/F Housing RB (Brookwood
        Forest Apts) Series 2005
        3.45%, 01/04/06                                   4,000            4,000

      JACKSONVILLE PORT AUTH
 +~@/ Port Facility RB Series 1996
        3.58%, 01/07/06                                  10,100           10,100

      LEE CNTY
 +~@/ Airport RB Series 2000A
        3.59%, 01/07/06                                   4,957            4,957
   +@ Educational Facilities RB
        (Canterbury School)
        Series 1999
        3.55%, 01/07/06                                   6,000            6,000


38 See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      LEE CNTY HFA
   +@ M/F Housing RB (Crossings
        At Cape Coral Apts)
        Series 1999A
        3.51%, 01/07/06                                   6,160            6,160
   +@ M/F Housing RB (University
        Club Apts) Series 2002A
        3.51%, 01/07/06                                   7,500            7,500

      MANATEE CNTY HFA
   +@ M/F Housing RB (Centre Court
        Apts) Series 2000
        3.56%, 01/07/06                                   3,760            3,760
   +@ M/F Housing RB (Sabal Palm
        Harbor Apts) Series 2000A
        3.51%, 01/07/06                                   3,070            3,070
   +@ M/F Housing RB (Sabal Palm
        Harbor Apts) Series 2000B
        3.51%, 01/07/06                                   3,630            3,630
   +@ M/F Mortgage Refunding RB
        (Hampton Court)
        Series 1989A
        3.42%, 01/07/06                                   3,500            3,500

      MIAMI HEALTH FACILITIES AUTH
   +@ Refunding RB (Miami Jewish
        Home and Hospital for the
        Aged, Inc) Series 2005
        3.55%, 01/04/06                                   7,600            7,600

      MIAMI-DADE CNTY
    + Aviation TECP (Miami
        International Airport) Series A
        3.23%, 01/06/06                                  13,547           13,547
 +~@/ Aviation RB (Miami
        International Airport)
        Series 2002
        3.59%, 01/07/06                                   5,370            5,370
 +~@/ Aviation RB (Miami
        International Airport)
        Series 2004B
        3.55%, 01/07/06                                   5,000            5,000
 +~@/ Aviation RB (Miami
        International Airport)
        Series 2005A
        3.58%, 01/07/06                                   5,400            5,400
    + Aviation Refunding RB (Miami
        International Airport-Hub of
        the Americas) Series 2005B
        4.00%, 10/01/06                                   2,455            2,471
 +~@/ GO Bonds Series 2005
        3.55%, 01/07/06                                  10,000           10,000
 +~@/ Stormwater Utility RB
        Series 2004
        3.55%, 01/07/06                                   1,960            1,960
  +~@ Water and Sewer System
        Refunding RB Series 2005
        3.51%, 01/07/06                                  12,000           12,000

      MIAMI-DADE CNTY EDUCATIONAL FACILITIES AUTH
 +~@/ RB (University of Miami)
        Series 2004A
        3.54%, 01/07/06                                   6,575            6,575

      MIAMI-DADE CNTY HFA
   +@ M/F Mortgage RB
        Series 2003-3
        3.56%, 01/07/06                                   9,150            9,150

      MIAMI-DADE CNTY IDA
   +@ IDRB (Airbus Service Co)
        Series 1998A
        3.52%, 01/07/06                                   8,240            8,240
  +~@ IDRB (Airis Miami LLC)
        Series 1999A
        3.42%, 01/07/06                                  14,100           14,100
   +@ IDRB (Fine Art Lamps)
        Series 1998
        3.60%, 01/07/06                                   1,500            1,500
   +@ IDRB (Tarmac America)
        Series 2004
        3.60%, 01/07/06                                   3,200            3,200

      MIAMI-DADE CNTY SD
      RAN Series 2005
        2.62%, 06/27/06                                  30,000           30,196
      TAN Series 2005
        2.69%, 06/27/06                                  45,000           45,278

      OCALA
 +~@/ Utility Systems RB
        Series 2005B
        3.55%, 01/07/06                                   5,525            5,525

      OCEAN HIGHWAY AND PORT AUTH
   +@ RB Series 1990
        3.63%, 01/07/06                                   9,400            9,400

      OKEECHOBEE CNTY
   +@ Exempt Facility RB (Okeechobee
        Landfill) Series 1999
        3.47%, 01/07/06                                  15,000           15,000


                                                         See financial notes. 39

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      ORANGE CNTY HEALTH FINANCE AUTH
    + Refunding Program RB (Pooled
        Hospital Loan) Series 1985
        3.18%, 01/19/06                                  18,600           18,600
    + Refunding Program RB (Pooled
        Hospital Loan) Series 1985
        3.19%, 01/24/06                                  19,600           19,600

      ORANGE CNTY HFA
   +@ M/F Housing RB (Glenn On
        Millenia Boulevard)
        Series 2001C
        3.52%, 01/07/06                                   3,355            3,355
   +@ M/F Housing RB (Palm Key
        Apts) Series 1997C
        3.41%, 01/07/06                                   5,000            5,000
   +@ M/F Housing RB (The Cove At
        Lady Lake Apts)
        Series 2005A
        3.54%, 01/04/06                                   6,500            6,500
   +@ M/F Housing RB (West
        Pointe Villas Apts)
        Series 2000F
        3.55%, 01/07/06                                   5,750            5,750
   +@ M/F Housing RB (Windsor
        Pines) Series 2000E
        3.51%, 01/07/06                                   3,200            3,200
   +@ M/F Housing Refunding RB
        (Andover Place Apts)
        Series 1998F
        3.56%, 01/07/06                                   7,770            7,770
   +@ M/F Housing Refunding RB
        (Post Fountains At Lee Vista)
        Series 1997E
        3.58%, 01/07/06                                   6,235            6,235
   +@ M/F Housing Refunding RB
        (Smokewood/Sun Key Apts)
        Series 1992A
        3.59%, 01/07/06                                  20,050           20,050
   +@ Refunding RB (Highland Pointe
        Apts) Series 1998J
        3.54%, 01/07/06                                   7,455            7,455

      ORANGE CNTY IDA
   +@ Educational Facilities RB (UCF
        Hospitality School Student
        Housing Foundation)
        Series 2004
        3.55%, 01/07/06                                   9,000            9,000
   +@ RB (Center For Drug Free
        Living) Series 1999
        3.42%, 01/07/06                                   8,815            8,815
   +@ RB (Central Florida YMCA)
        Series 2005
        3.55%, 01/07/06                                   6,000            6,000

      ORLANDO AND ORANGE CNTY EXPRESSWAY AUTH
  +~@ RB Series 2005C
        3.50%, 01/07/06                                  10,000           10,000
  +~@ RB Series 2005D
        3.52%, 01/07/06                                  15,000           15,000
  +~@ Refunding RB Series 2003C-3
        3.33%, 01/07/06                                  13,000           13,000

      ORLANDO UTILITIES COMMISSION
   ~@ Water and Electric RB
        Series 2002B
        3.40%, 01/07/06                                   5,100            5,100

      PALM BAY
 +~@/ Utility System Improvement
        RB Series 2005A
        3.54%, 01/07/06                                   9,145            9,145

      PALM BEACH CNTY
 +~@/ Criminal Justice Facilties RB
        Series 1997
        3.55%, 01/07/06                                   7,495            7,495
   +@ Economic Development
        Refunding and Improvement
        RB (YMCA) Series 2003
        3.42%, 01/07/06                                  13,700           13,700
   +@ IDBR (South Florida Blood
        Banks) Series 2002
        3.55%, 01/07/06                                   8,075            8,075
   +@ IDRB (Palm Beach Day School)
        Series 1999
        3.55%, 01/07/06                                   7,000            7,000
   +@ RB (Zoological Society of the
        Palm Beaches) Series 2001
        3.60%, 01/07/06                                   5,500            5,500

      PALM BEACH CNTY EDUCATIONAL FACILITIES AUTH
   +@ RB (Lynn University)
        Series 2001
        3.55%, 01/07/06                                   9,835            9,835

      PALM BEACH CNTY HEALTH FACILITIES AUTH
    + Refunding Program RB
        (Pooled Hospital Loan)
        Series 1985
        3.19%, 01/19/06                                   7,300            7,300


40 See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      PALM BEACH CNTY HFA
   +@ M/F Housing RB (Azalea
        Place Apts) Series 1999A
        3.51%, 01/07/06                                   3,000            3,000
   +@ M/F Housing Refunding RB
        (Spinnaker Landing Apts)
        Series 1998
        3.60%, 01/07/06                                   2,745            2,745

      PALM BEACH CNTY SD
    + Sales Tax Revenue CP Notes
        3.10%, 02/15/06                                   9,500            9,500

      PEACE RIVER/MANASOTA REGIONAL WATER SUPPLY AUTH
 +~@/ Utility System Refunding RB
        Series 2005 A&B
        3.55%, 01/07/06                                  11,000           11,000

      PINELLAS CNTY IDA
   +@ IDRB (H&S Swansons Tool Co)
        Series 2001
        3.60%, 01/07/06                                   3,275            3,275
   +@ IDRB (Restorative Care of
        America) Series 2001
        3.70%, 01/07/06                                   1,630            1,630

      PINELLAS CNTY SD
        TAN Series 2005
        3.21%, 06/30/06                                  20,000           20,075

      POLK CNTY IDA
   +@ IDRB (Pavermodule)
        Series 1998
        3.60%, 01/07/06                                   2,710            2,710

      PORT ST LUCIE
  +~@ Utility System Refunding RB
        Series 2004A
        3.53%, 01/07/06                                  12,000           12,000

      REEDY CREEK IMPROVEMENT DISTRICT
 +~@/ Utilities Refunding RB
        Series 2003-2
        3.54%, 01/07/06                                   7,590            7,590

      SARASOTA CNTY
   +@ RB (Sarasota Family YMCA)
        Series 1999
        3.42%, 01/07/06                                   2,470            2,470
 +~@/ Utility System Refunding RB
        Series 2005A
        3.55%, 01/07/06                                   4,525            4,525

      SARASOTA CNTY HEALTH FACILITIES AUTH
   +@ RB (Sarasota-Manatee Jewish
        Housing Council, Inc)
        Series 2005A
        3.33%, 01/07/06                                   8,400            8,400

      SEMINOLE CNTY IDA
   +@ IDRB (Amrhein Family Limited
        Partnership) Series 2001
        3.60%, 01/07/06                                   4,125            4,125

      ST PETERSBURG
   +@ Capital Improvement RB
        (Airport) Series 1997C
        3.60%, 01/07/06                                     210              210

      SUMTER CNTY IDA
   +@ IDRB (Robbins Manufacturing
        Co) Series 1997
        3.52%, 01/07/06                                   1,200            1,200

      SUMTER LANDING COMMUNITY DEVELOPMENT DISTRICT
 +~@/ Recreational RB
        Series 2005A
        3.55%, 01/07/06                                   3,330            3,330

      SUNSHINE STATE GOVERNMENTAL FINANCE COMMISSION
   +~ CP Revenue Notes (Miami-Dade
        Cnty Program) Series G
        2.95%, 01/05/06                                   5,000            5,000
      TECP Series 1998A
   +~   2.90%, 01/05/06                                  15,000           15,000
   +~   3.09%, 02/06/06                                  20,207           20,207

      TALLAHASSEE-LEON CNTY CIVIC CENTER AUTH
   +@ Capital Improvement
        RB Series 1998A
        3.55%, 01/07/06                                   9,290            9,290

      TAMPA
   +@ Educational Facilities RB (Pepin
        Academy of Tampa)
        Series 2002
        3.56%, 01/07/06                                   3,755            3,755
   +@ RB (CHF-Tampa LLC Project for
        the University of Tampa)
        Series 2005A
        3.52%, 01/07/06                                   9,000            9,000
   +@ RB (Tampa Preparatory School)
        Series 2000
        3.40%, 01/07/06                                  10,100           10,100

      TAMPA BAY WATER AUTH
 +~@/ Utility System Refunding and
        Improvement RB
        Series 2001A
        3.59%, 01/07/06                                   5,200            5,200

      UNIVERSITY OF SOUTH FLORIDA RESEARCH FOUNDATION
   +@ RB (Interdisciplinary Research
        Building) Series 2004A
        3.75%, 01/04/06                                  18,155           18,155


                                                         See financial notes. 41

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      VOLUSIA CNTY EDUCATIONAL FACILITIES AUTH
   +@ RB (Bethune-Cookman College)
        Series 2001
        3.55%, 01/07/06                                  10,475           10,475
                                                                     -----------
                                                                       1,710,435
      ILLINOIS 0.4%

      CHICAGO O'HARE INTERNATIONAL AIRPORT
 +~@/ General Airport Third Lien RB
        Series 2003B-2
        3.58%, 01/07/06                                   8,595            8,595

      INDIANA 0.1%

      INDIANA HFA
  ~@/ S/F Mortgage RB
        Series 2002B
        3.59%, 01/04/06                                   1,025            1,025

      LOUISIANA 0.3%

      EAST BATON ROUGE
    @ Pollution Control Refunding RB
        3.69%, 01/07/06                                   6,000            6,000

      MICHIGAN 1.2%

      DETROIT
      RAN Series 2005
        2.63%, 04/03/06                                  20,000           20,068

      WAYNE CNTY
  +~@ Airport RB (Detroit Metropolitan
        Wayne Cnty Airport)
        Series 2002A
        3.54%, 01/07/06                                   4,350            4,350
                                                                     -----------
                                                                          24,418
      NEW YORK 1.3%

      NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
  +~@ Water and Sewer System RB
        Fiscal 1993C
        3.72%, 01/07/06                                  16,300           16,300

      PORT AUTH OF NEW YORK AND NEW JERSEY
  ~@/ Consolidated Bonds 138th
        Series
        3.56%, 01/07/06                                   8,330            8,330
                                                                     -----------
                                                                          24,630
      PENNSYLVANIA 0.4%

      ALLEGHENY CNTY PORT AUTH
    + GAN Series 2005
        2.68%, 06/30/06                                   7,000            7,044

      PUERTO RICO 6.9%

      PUERTO RICO
 +~@/ Public Improvement Bonds
        Series 2001A
        3.53%, 01/07/06                                   8,000            8,000
    + TRAN Series 2006
        3.23%, 07/28/06                                  15,000           15,107

      PUERTO RICO ELECTRIC POWER AUTH
 +~@/ Power RB Series NN
        3.55%, 01/07/06                                  15,000           15,000
 +~@/ RB Series HH
        3.54%, 01/05/06                                   9,200            9,200

      PUERTO RICO HIGHWAY AND TRANSPORTATION AUTH
      RB Series Y
 +~@/   3.54%, 01/07/06                                  10,600           10,600
 +~@/   3.50%, 01/07/06                                   5,000            5,000
 +~@/ Transportation Refunding RB
        Series L
        3.53%, 01/07/06                                  16,000           16,000

      PUERTO RICO HOUSING FINANCE CORP
 +~@/ Homeownership Mortgage RB
        Series 1998A
        3.57%, 01/07/06                                   9,900            9,900

      PUERTO RICO INFRASTRUCTURE FINANCING AUTH
  ~@/ Special Obligation Bonds Series
        2000A
        3.54%, 01/07/06                                  20,000           20,000
 +~@/ Special Tax RB Series 2005A
        3.50%, 01/07/06                                   2,000            2,000
 +~@/ Special Tax Refunding RB Series
        2005C
        3.52%, 01/07/06                                  15,890           15,890

      PUERTO RICO PUBLIC BUILDINGS AUTH
 +~@/ Government Facilities RB
        Series B
        3.54%, 01/07/06                                  10,095           10,095
                                                                     -----------
                                                                         136,792
      TEXAS 0.4%

      DALLAS FORT WORTH INTERNATIONAL AIRPORT
 +~@/ Joint Improvement and Refunding
        RB Series 2001A
        3.58%, 01/07/06                                   7,495            7,495

END OF INVESTMENTS.


42 See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of December 31, 2005. All numbers x 1,000 except NAV.

ASSETS
---------------------------------------------------------------------------------
Investments, at value                                                 $1,930,939 a
Cash                                                                         253
Receivables:
 Investments sold                                                         32,480
 Interest                                                                  9,477
Prepaid expenses                                                   +          34
                                                                   --------------
TOTAL ASSETS                                                           1,973,183

LIABILITIES
---------------------------------------------------------------------------------
Payables:
 Dividends to shareholders                                                   138
 Investment adviser and administrator fees                                    31
 Transfer agent and shareholder service fees                                  75
 Trustees' fees                                                                8
Accrued expenses                                                   +          61
                                                                   --------------
TOTAL LIABILITIES                                                            313

NET ASSETS
---------------------------------------------------------------------------------
TOTAL ASSETS                                                           1,973,183
TOTAL LIABILITIES                                                  -         313
                                                                   --------------
NET ASSETS                                                            $1,972,870

NET ASSETS BY SOURCE
Capital received from investors                                        1,973,169
Net investment income not yet distributed                                     12
Net realized capital losses                                                 (311)

NET ASSET VALUE (NAV)
                     SHARES
NET ASSETS     /     OUTSTANDING     =     NAV
$1,972,870           1,973,081             $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $1,930,939. Includes restricted but deemed liquid securities comprised of 144A securities, worth $589,963 or 29.9% of the fund's total net assets. During the reporting period, the fund had $2,657,7960 in transactions with other Schwab Funds.

  FEDERAL TAX DATA
  ----------------------------------------------
  COST BASIS OF PORTFOLIO             $1,930,939

  UNDISTRIBUTED EARNINGS:
  Tax-exempt income                          $12

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:                 Loss amount:
    2012                                     $80
    2013                            +        231
                                    ------------
                                            $311


                                                         See financial notes. 43

SCHWAB FLORIDA MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2005 through December 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
---------------------------------------------------------------------------------
Interest                                                                 $29,436

NET REALIZED GAINS AND LOSSES
---------------------------------------------------------------------------------
Net realized losses on investments sold                                     (223)

EXPENSES
---------------------------------------------------------------------------------
Investment adviser and administrator fees                                  4,526 a
Transfer agent and shareholder service fees                                5,434 b
Trustees' fees                                                                27 c
Custodian and portfolio accounting fees                                       94
Professional fees                                                             30
Registration fees                                                             72
Shareholder reports                                                           53
Other expenses                                                        +       17
                                                                      -----------
Total expenses                                                            10,253
Expense reduction                                                     -    2,362 d
                                                                      -----------
NET EXPENSES                                                               7,891

INCREASE IN NET ASSETS FROM OPERATIONS
---------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   29,436
NET EXPENSES                                                          -    7,891
                                                                      -----------
NET INVESTMENT INCOME                                                     21,545
NET REALIZED LOSSES                                                   +     (223)
                                                                      -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $21,322

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses through April 29, 2006, to 0.65% of average daily net assets. Prior to April 30, 2005, the limit was 0.66%. This limit excludes interest, taxes and certain non-routine expenses.


44 See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
---------------------------------------------------------------------------------
                                             1/1/05-12/31/05     1/1/04-12/31/04
Net investment income                                $21,545              $7,043
Net realized losses                          +          (223)                (88)
                                             ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                21,322               6,955

DISTRIBUTIONS PAID
---------------------------------------------------------------------------------
Dividends from net investment income                  21,545               7,031 a

TRANSACTIONS IN FUND SHARES b
---------------------------------------------------------------------------------
Shares sold                                        5,637,418           4,541,419
Shares reinvested                                     21,042               6,847
Shares redeemed                              +    (5,589,996)         (4,447,636)
                                             ------------------------------------
NET TRANSACTIONS IN FUND SHARES                       68,464             100,630

NET ASSETS
---------------------------------------------------------------------------------
Beginning of period                                1,904,629           1,804,075
Total increase                               +        68,241             100,554 c
                                             ------------------------------------
END OF PERIOD                                     $1,972,870          $1,904,629 d

  Unless stated, all numbers x 1,000.

a 100% of the funds dividends for the current and prior periods are tax-exempt interest dividends.

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes net investment income not yet distributed in the amount of $12 at the end of current and prior period.


                                                         See financial notes. 45

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                     1/1/05-        1/1/04-        5/16/03 1-
                                                     12/31/05       12/31/04       12/31/03
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 1.00           1.00           1.00
                                                     -------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.02           0.01           0.00 2
                                                     -------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                (0.02)         (0.01)         (0.00) 2
                                                     -------------------------------------------------------------------------------
Net asset value at end of period                       1.00           1.00           1.00
                                                     -------------------------------------------------------------------------------
Total return (%)                                       1.78           0.64           0.30 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                               0.63           0.60           0.51 4,5
  Gross operating expenses                             0.87           0.86           0.86 4
  Net investment income                                1.76           0.63           0.48 4
Net assets, end of period ($ x 1,000,000)               351            386            363

1 Commencement of operations.

2 Per share amount was less than $0.01.

3 Not annualized.

4 Annualized.

5 In addition to the guaranteed expense limit in place, the investment adviser voluntarily reduced the fund's annualized operating expense by an additional 0.09%.


46 See financial notes.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of December 31, 2005

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

/ 144A Security; restricted but deemed liquid

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 99.0%  MUNICIPAL
        SECURITIES                                      347,818          347,818
--------------------------------------------------------------------------------
 99.0%  TOTAL INVESTMENTS                               347,818          347,818

  1.0%  OTHER ASSETS AND
        LIABILITIES                                                        3,570
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       351,388

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      MUNICIPAL SECURITIES 99.0% of net assets

      MASSACHUSETTS 96.1%

      BRIDGEWATER-RAYNHAM REGIONAL SD
      BAN
        2.70%, 07/05/06                                   1,726            1,735

      DANVERS
      BAN
        2.40%, 02/03/06                                   2,300            2,302

      DUXBURY
      BAN
        2.25%, 01/13/06                                   2,000            2,001

      FALMOUTH
      BAN
        2.73%, 07/21/06                                   2,000            2,014
        3.24%, 07/21/06                                   2,775            2,790

      FITCHBURG
      BAN
        2.80%, 06/09/06                                   1,305            1,312

      FREETOWN-LAKEVILLE REGIONAL SD
      BAN
        3.06%, 10/20/06                                   2,000            2,018

      HAVERHILL
      BAN
        3.25%, 11/10/06                                   2,000            2,021

      HUDSON
      BAN
        2.82%, 05/12/06                                   3,000            3,012

      KING PHILIP REGIONAL SD
      GO BAN Lot B
        3.25%, 06/15/06                                   2,300            2,313

      LANCASTER
      BAN
        2.80%, 04/21/06                                   3,157            3,168

      MARION
      BAN
        2.72%, 07/14/06                                   2,561            2,578

      MASSACHUSETTS
 +~@/ GO Bonds Consolidated Loan
        Series 1998C
        3.54%, 01/07/06                                   3,485            3,485
  ~@/ GO Bonds Consolidated
        Loan Series 2000C
        3.53%, 01/07/06                                   3,000            3,000
 +~@/ GO Bonds Consolidated Loan
        Series 2001D
        3.55%, 01/07/06                                   5,585            5,585


                                                         See financial notes. 47

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT         VALUE
      RATE, MATURITY DATE                            ($ x 1,000)      ($ x 1,000)
 +~@/ GO Bonds Consolidated Loan
        Series 2004A
        3.54%, 01/07/06                                    3,950            3,950
      GO Bonds Consolidated Loan
        Series 2005C
  ~@/   3.54%, 01/07/06                                    5,185            5,185
  ~@/   3.55%, 01/07/06                                    5,800            5,800
  ~@/   3.53%, 01/07/06                                    9,800            9,800
      GO Refunding Bonds
        Series 2004A
 +~@/   3.58%, 01/04/06                                    5,990            5,990
 +~@/   3.55%, 01/07/06                                    3,000            3,000
 +~@/ GO Refunding Bonds
        Series 2004C
        3.53%, 01/05/06                                    5,000            5,000
      TECP Series G
  ~@/   3.24%, 01/17/06                                    9,000            9,000

      MASSACHUSETTS BAY TRANSPORTATION AUTH
      Assessment Bonds Series 2005A
  ~@/   3.54%, 01/07/06                                    9,995            9,995
  ~@/   3.55%, 01/07/06                                    7,000            7,000
  ~@/ Sr Sales Tax Bonds Series 2004C
        3.55%, 01/05/06                                    5,685            5,685
      Sr Sales Tax Bonds Series 2005A
  ~@/   3.53%, 01/07/06                                    2,800            2,800
  ~@/   3.54%, 01/07/06                                   19,400           19,400
  ~@/   3.55%, 01/07/06                                    5,000            5,000
 +~@/ Sr Sales Tax RB Series 2005A
        3.54%, 01/07/06                                    2,300            2,300

      MASSACHUSETTS DEVELOPMENT FINANCE AGENCY
  +~@ Education RB (Dexter School)
        Series 2000
        3.53%, 01/07/06                                    6,320            6,320
   +@ M/F Housing RB (Archstone
        Reading Apts) Series 2004A
        3.59%, 01/07/06                                    5,000            5,000
   +@ M/F Housing RB (Midway
        Studios) Series 2003A
        3.59%, 01/07/06                                    5,000            5,000
   +@ M/F Housing Refunding RB
        (Kensington at Chelmsford)
        Series 2002
        3.51%, 01/07/06                                   16,300           16,300
   +@ RB (Berkshire School)
        Series 2001
        3.52%, 01/07/06                                    4,500            4,500
 +~@/ RB (Boston University)
        Series T-1
        3.54%, 01/07/06                                    2,605            2,605
   +@ RB (Community Resources
        for Justice) Series 2005
        3.53%, 01/07/06                                    5,000            5,000
   +@ RB (FIBA Technologies)
        Series 2003
        3.59%, 01/04/06                                    1,800            1,800
   +@ RB (Fessenden School)
        Series 2001
        3.55%, 01/07/06                                    2,000            2,000
   +@ RB (Gordon College)
        Series 2002
        3.53%, 01/07/06                                    1,600            1,600
 +~@/ RB (WGBH Educational
        Foundation) Series 2002A
        3.55%, 01/07/06                                    3,000            3,000
   +@ RB (Worcester Academy)
        Series 2000
        3.53%, 01/07/06                                    7,500            7,500
   +@ RB (YMCA of Greater Boston)
        Series 2004A
        3.53%, 01/07/06                                      600              600

      MASSACHUSETTS HEALTH AND EDUCATIONAL FACILITIES AUTH
 +~@/ RB (Baystate Medical Center)
        Series D
        3.55%, 01/07/06                                    9,000            9,000
   +@   RB (Boston Home)
        Series 2002B
        3.53%, 01/05/06                                    2,500            2,500
  +~@ RB (Capital Assets Program)
        Series 1985D
        3.72%, 01/03/06                                      240              240
  ~@/ RB (MIT) Series K
        3.54%, 01/07/06                                    8,800            8,800
  ~@/ RB (Massachusetts
        Institute of Technology) Series I-1
        3.55%, 01/07/06                                    4,000            4,000
 +~@/ RB (Winchester Hospital)
        Series D
        3.55%, 01/07/06                                    4,000            4,000

      MASSACHUSETTS HFA
  ~@/ Housing Bonds Series 2003S
        3.66%, 01/04/06                                    7,285            7,285


48 See financial notes.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
  ~@/ RB Series 2005H
        3.66%, 01/04/06                                   2,965            2,965
      Rental Housing Mortgage RB
        Series 2002F
 +~@/ 3.58%, 01/07/06                                     5,315            5,315
 +~@/ 3.56%, 01/07/06                                     4,715            4,715

      MASSACHUSETTS IFA
   +@ RB (New England College of
        Optometry) Series 1997
        3.53%, 01/07/06                                   6,330            6,330

      MASSACHUSETTS PORT AUTH
 +~@/ RB (Delta Airlines, Inc)
        Series 2001A
        3.58%, 01/07/06                                   2,495            2,495

      MASSACHUSETTS SCHOOL BUILDING AUTH
 +~@/ Dedicated Sales Tax Bonds
        Series 2005A
        3.54%, 01/07/06                                  17,005           17,005

      MASSACHUSETTS TURNPIKE AUTH
 +~@/ RB (Western Turnpike)
        Series 1997A
        3.54%, 01/07/06                                   8,500            8,500

      MASSACHUSETTS WATER POLLUTION ABATEMENT TRUST
 +~@/ Pool Program Bonds Series 5
        3.53%, 01/07/06                                   3,000            3,000
 +~@/ RB Subordinate Series 1999A
        3.53%, 01/04/06                                   9,500            9,500

      MASSACHUSETTS WATER RESOURCES AUTH
    + CP Series 1994
        3.08%, 02/08/06                                   5,500            5,500
      General Refunding RB
        Series 2005A
 +~@/   3.53%, 01/07/06                                   1,700            1,700
 +~@/   3.54%, 01/07/06                                   4,705            4,705

      NASHOBA REGIONAL SD
      State Qualified BAN
        2.90%, 09/14/06                                   2,780            2,806

      NATICK
      BAN
        2.75%, 04/28/06                                   2,000            2,006

      NEW BEDFORD
      BAN Series B
        3.24%, 02/24/06                                  10,000            9,999

      PEMBROKE
      BAN
        2.87%, 08/03/06                                   3,000            3,019

      RALPH C. MAHAR REGIONAL SD
      BAN
        2.70%, 07/14/06                                   2,000            2,011

      SILVER LAKE REGIONAL SD
      GO BAN
        2.58%, 03/30/06                                   3,000            3,006

      UNIVERSITY OF MASSACHUSETTS BUILDING AUTH
 +~@/ Refunding RB Sr
        Series 2005-2
        3.55%, 01/07/06                                   3,000            3,000

      WEST TISBURY
      BAN
        2.85%, 06/15/06                                   1,850            1,859

      WOBURN
      BAN
        3.05%, 10/06/06                                   2,000            2,021
                                                                     -----------
                                                                         337,746
      PUERTO RICO 2.9%

      PUERTO RICO
    + TRAN Series 2006
        3.23%, 07/28/06                                  10,000           10,072

END OF INVESTMENTS.


                                                         See financial notes. 49

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of December 31, 2005. All numbers x 1,000 except NAV.

ASSETS
---------------------------------------------------------------------------------
Investments, at value                                                   $347,818 a
Cash                                                                         300
Interest receivable                                                        3,299
Prepaid expenses                                                     +        48
                                                                     ------------
TOTAL ASSETS                                                             351,465

LIABILITIES
---------------------------------------------------------------------------------
Payables:
 Dividends to shareholders                                                    23
 Investment adviser and administrator fees                                     4
 Transfer agent and shareholder service fees                                  13
 Trustees' fees                                                                7
Accrued expenses                                                     +        30
                                                                     ------------
TOTAL LIABILITIES                                                             77

NET ASSETS
---------------------------------------------------------------------------------
TOTAL ASSETS                                                             351,465
TOTAL LIABILITIES                                                    -        77
                                                                     ------------
NET ASSETS                                                              $351,388

NET ASSETS BY SOURCE
Capital received from investors                                          351,482
Net investment income not yet distributed                                      1
Net realized capital losses                                                  (95)

NET ASSET VALUE (NAV)
                     SHARES
NET ASSETS     /     OUTSTANDING     =     NAV
$351,388             351,483               $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $347,818. Includes restricted but deemed liquid securities comprised of 144A securities worth of $225,385 or 64.1% of the fund's total net assets. During the reporting period, the fund had $630,110 in transactions with other Schwab Funds.

  FEDERAL TAX DATA
  ----------------------------------------------
  COST BASIS OF PORTFOLIO               $347,818

  UNDISTRIBUTED EARNINGS:
  Tax-exempt income                           $1

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:                 Loss amount:
    2011                                      $2
    2012                                      83
    2013                            +         10
                                    ------------
                                             $95


50 See financial notes.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2005 through December 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
---------------------------------------------------------------------------------
Interest                                                                  $8,466

NET REALIZED GAINS AND LOSSES
---------------------------------------------------------------------------------
Net realized losses on investments sold                                      (10)

EXPENSES
---------------------------------------------------------------------------------
Investment adviser and administrator fees                                  1,347 a
Transfer agent and shareholder service fees                                1,595 b
Trustees' fees                                                                27 c
Custodian and portfolio accounting fees                                       30
Professional fees                                                             27
Registration fees                                                             45
Shareholder reports                                                            6
Other expenses                                                         +       8
                                                                       ----------
Total expenses                                                             3,085
Expense reduction                                                      -     843 d
                                                                       ----------
NET EXPENSES                                                               2,242

INCREASE IN NET ASSETS FROM OPERATIONS
---------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    8,466
NET EXPENSES                                                           -   2,242
                                                                       ----------
NET INVESTMENT INCOME                                                      6,224
NET REALIZED LOSSES                                                    +     (10)
                                                                       ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $6,214

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through April 29, 2006, to 0.65% of average daily net assets. Prior to May 1, 2005, this limit was 0.60%. This limit excludes interest, taxes and certain non-routine expenses.


                                                         See financial notes. 51

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
---------------------------------------------------------------------------------
                                             1/1/05-12/31/05     1/1/04-12/31/04
Net investment income                                 $6,224              $2,365
Net realized losses                                      (10)                (89)
                                             ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                 6,214               2,276

DISTRIBUTIONS PAID
---------------------------------------------------------------------------------
Dividends from net investment income                   6,223               2,359 a

TRANSACTIONS IN FUND SHARES b
---------------------------------------------------------------------------------
Shares sold                                        1,272,243           1,294,316
Shares reinvested                                      6,127               2,326
Shares redeemed                              +    (1,312,689)         (1,273,373)
                                             ------------------------------------
NET TRANSACTIONS IN FUND SHARES                      (34,319)             23,269

NET ASSETS
---------------------------------------------------------------------------------
Beginning of period                                  385,716             362,530
Total increase or decrease                   +       (34,328)             23,186 c
                                             ------------------------------------
END OF PERIOD                                       $351,388            $385,716 d

  Unless stated, all numbers x 1,000.

a 100% of the funds dividends for the current and prior periods are tax-exempt interest dividends.

b Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes net investment income not yet distributed in the amount of $1 and $-- at the end of current period and prior report periods, respectively.


52 See financial notes.

SCHWAB MUNICIPAL MONEY FUNDS

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The com-pany is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE SCHWAB NEW YORK MUNICIPAL MONEY FUND OFFERS TWO SHARE CLASSES: Sweep Shares and Value Advantage Shares. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. The Schwab New Jersey Municipal Money, Pennsylvania Municipal Money, Florida Municipal Money and Massachusetts Municipal Money Funds each offers one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the sections earlier in this report. However, there are certain other fund operations and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   SCHWAB NEW YORK MUNICIPAL MONEY FUND
   SCHWAB NEW JERSEY MUNICIPAL MONEY FUND
   SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
   SCHWAB FLORIDA MUNICIPAL MONEY FUND
   SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND
   Schwab Retirement Advantage Money Fund
   Schwab Investor Money Fund
   Schwab Advisor Cash Reserves
   Schwab Cash Reserves

SCHWAB MUNICIPAL MONEY FUNDS

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trust to which the funds belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing for any funds during the period.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purpose primarily due to differing treatments of wash sale losses and market discount.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If a fund buys a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity using the effective interest rate method. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to

SCHWAB MUNICIPAL MONEY FUNDS

pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab New York Municipal Money Fund
Schwab New Jersey Municipal Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab Florida Municipal Money Fund
Schwab Massachusetts Municipal Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund, and Schwab Massachusetts Municipal Money Fund (five of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Funds") at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, California
February 14, 2006

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab New York Municipal Money Fund, the Schwab New Jersey Municipal Money Fund, the Schwab Pennsylvania Municipal Money Fund, the Schwab Florida Municipal Money Fund and the Schwab Massachusetts Municipal Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

INTERIM APPROVAL, MAY 2005. At the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement on an interim basis through September 30, 2005. In connection with the interim approval of the Agreement, the Board requested that CSIM prepare responses to certain questions outlined below in advance of the next regularly scheduled Board meeting. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' investors are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported interim renewal of the Agreement.

   FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund. The Board noted that certain funds, including the Florida Municipal Money Fund--Sweep Shares, had lower performance relative to their respective peer groups than other funds, and inquired as to the underlying reasons for this relative performance. The Board also requested that CSIM evaluate the reasons for such funds' relative performance, consider appropriate measures to address the performance and report the results of their findings at the next Board meeting. Following such evaluation, and based upon CSIM's agreement to perform such analyses, etc. relating to performance, the Board concluded, within the context of its full deliberations, that the performance of the funds supported interim renewal of the Agreement.

   FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported interim renewal of the Agreement.

   PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported interim renewal of the Agreement.

   ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

   In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the interim continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

   SUBSEQUENT CONTINUATION, AUGUST 2005. At the August 31, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the continuation of the Agreement through June 30, 2006. This approval extended the interim approval of the Agreement by the Board, which had taken place on May 24, 2005 and is discussed above. In connection with the approval of the Agreement, the Board considered additional information provided by CSIM in response to the Board's requests at the May 24, 2005 meeting, as well as reconsidered the information provided and factors considered at prior meetings. The Board concluded that the information provided at the meeting supported continuation of the Agreement. In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME AND
YEAR OF BIRTH               TRUSTEE SINCE           MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER          2000 (all trusts).      Chairman, JDN Corp. Advisory LLC (real estate). Until 2001: Special Advisor to
1960                                                the President, Stanford University. From 1996-2001: Vice President of Business
                                                    Affairs, Chief Financial Officer, Stanford University.

                                                    Ms. Byerwalter is on the Boards of Stanford University, America First Cos.
                                                    (venture capital/fund management), Redwood Trust, Inc. (mortgage finance),
                                                    Stanford Hospitals and Clinics, SRI International (research), PMI Group, Inc.
                                                    (mortgage insurance), Lucile Packard Children's Hospital, Pacific Life Insurance
                                                    Company (insurance), Laudus Trust and Laudus Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex. 2

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex.

INDEPENDENT TRUSTEES continued

NAME AND
YEAR OF BIRTH           TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD       Family of Funds, 1989;      Chief Executive Officer, Dorward & Associates (corporate management, marketing
1931                    Investments, 1991;          and communications consulting). Until 1999: Executive Vice President,
                        Capital Trust, 1993;        Managing Director, Grey Advertising. Until 1996: President, Chief Executive
                        Annuity Portfolios, 1994.   Officer, Allen & Dorward Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER       2000 (all trusts).          Dean Emeritus of the Haas School of Business, University of California,
1941                                                Berkeley. Until 2/04, Co-Chief Executive Officer, Aphton Corporation
                                                    (bio-pharmaceuticals). Prior to 8/98, Dean of the Haas School of Business,
                                                    University of California, Berkeley (higher education).

                                                    Mr. Hasler is on the Boards of Aphton Corporation (bio-pharmaceuticals), Mission
                                                    West Properties (commercial real estate), Stratex Networks (network equipment),
                                                    TOUSA (home building), Genitope Corp. (biopharmaceuticals), Laudus Trust and
                                                    Laudus Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex. 3 Non-Executive
                                                    Chairman, Solectron Corporation (manufacturing).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;      Chairman, Chief Executive Officer, Director, Semloh Financial, Inc.
1931                    Investments, 1991;          (international financial services and investment advisory firm).
                        Capital Trust, 1993;
                        Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH         2000 (all trusts).          Since 1990, Chairman and Chief Executive Officer and founder of Smith Graham
1950                                                & Co. (investment advisors).

                                                    Mr. Smith is on the Board of Cooper Industries (electrical products, tools and hardware); Chairman, Texas Southern University Foundation; Executive Committee
                                                    and Board Member, MD Anderson Cancer Center; Chairman of the audit committee of
                                                    Northern Border Partners, M.L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;      Managing Partner, D.R. Stephens & Co. (investments). Until 1996: Chairman,
1938                    Investments, 1991;          Chief Executive Officer, North American Trust (real estate investment trust).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;      Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment
1943                    Investments, 1991;          and management, and other investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.

3 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex.

INTERESTED TRUSTEES

NAME AND                TRUST POSITION(S);
YEAR OF BIRTH           TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 4     Chairman, Trustee:          Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation,
1937                    Family of Funds, 1989;      Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment
                        Investments, 1991;          Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive
                        Capital Trust, 1993;        Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.;
                        Annuity Portfolios, 1994.   Chief Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S.
                                                    Trust Company, N.A., U.S. Trust Corporation, United States Trust Company of New
                                                    York. Until 5/03, Co-Chief Executive Officer, The Charles Schwab Corporation.

                                                    Trustee, Charles and Helen Schwab Foundation; Chairman, All Kinds of Minds
                                                    Institute (education), Trustee, Stanford University; Chairman and Director,
                                                    Charles Schwab Foundation; Chairman of the Finance Committee, San Francisco
                                                    Museum of Modern Art.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 4       Trustee, 2005               Executive Vice President and President, Asset Management Products & Services,
1954                    (all trusts).               Charles Schwab & Co., Inc.; Director, Charles Schwab Asset Management (Ireland)
                                                    Limited. From 9/02 to 7/04, President and Chief Executive Officer, Charles
                                                    Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab
                                                    & Co., Inc. Prior to 9/02, President and Chief Investment Officer, American
                                                    Century Investment Management; Director, American Century Companies, Inc. Until
                                                    6/01, Chief Investment Officer, Fixed Income, American Century Companies, Inc.

OFFICERS OF THE TRUST

NAME AND
YEAR OF BIRTH           TRUST OFFICE(S) HELD        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER         President, Chief            Executive Vice President, President, Director, Charles Schwab Investment
1955                    Executive Officer           Management, Inc. Vice President, Laudus Trust and Laudus Variable Insurance
                        (all trusts).               Trust. Until 7/04: Senior Vice President, Asset Management Products & Services
                                                    Enterprise. Until 6/03: Executive Vice President, Chief Financial Officer, Chief
                                                    Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD         Senior Vice President,      Senior Vice President, Chief Investment Officer, Director, Charles Schwab
1955                    Chief Investment            Investment Management, Inc.; Chief Investment Officer, The Charles Schwab Trust
                        Officer (all trusts).       Co.

4 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of the Charles Schwab Corporation.

OFFICERS OF THE TRUST  continued

NAME AND
YEAR OF BIRTH           TRUST OFFICE(S) HELD        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS          Senior Vice President,      Senior Vice President and Chief Investment Officer, Fixed Income, Charles Schwab
1959                    Chief Investment            Investment Management, Inc. Until 6/04: Vice President and Senior Portfolio
                        Officer (all trusts).       Manager, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER        Senior Vice President,      Senior Vice President, Chief Investment Officer, Equities, Charles Schwab
1963                    Chief Investment            Investment Management, Inc.; Vice President, Chief Investment Officer,
                        Officer (all trusts).       Laudus Trust and Laudus Variable Insurance Trust. Until 5/04: Vice President and
                                                    Senior Portfolio Manager, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE        Chief Compliance            Senior Vice President, Institutional Compliance and Chief Compliance Officer,
1960                    Officer (all trusts).       Charles Schwab Investment Management, Inc.; Chief Compliance Officer, Laudus
                                                    Trust and Laudus Variable Insurance Trust. Until 9/03: Vice President, Charles
                                                    Schwab & Co., Inc. and Charles Schwab Investment Management, Inc. Until 2002:
                                                    Vice President, Internal Audit, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON          Secretary (all trusts).     Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab
1961                                                Investment Management, Inc.; Senior Vice President and Deputy General Counsel,
                                                    Charles Schwab & Co., Inc. Prior to 6/98, Branch Chief in Enforcement at U.S.
                                                    Securities and Exchange Commission in San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA          Treasurer, Principal        Senior Vice President and Chief Financial Officer, Charles Schwab Investment
1964                    Financial Officer           Management, Inc.; Director, Charles Schwab Asset Management (Ireland) Limited.
                        (all trusts).               From 12/99 to 11/04, Senior Vice President, Financial Reporting, Charles Schwab
                                                    & Co., Inc.

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securi-ties generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor's, Fitch, Inc. and Moody's Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES  Adjustable convertible extendable security
BAN   Bond anticipation note
COP   Certificate of participation
GAN   Grant anticipation note
GO    General obligation
HDA   Housing Development Authority
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDRB  Industrial Development Revenue Bond
M/F   Multi-family
RAN   Revenue anticipation note
RB    Revenue bond
S/F   Single-family
TAN   Tax anticipation note
TECP  Tax-exempt commercial paper
TRAN  Tax and revenue anticipation note
VRD   Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate
  Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR13859-09

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)

      ANNUAL REPORT
      December 31, 2005


                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

   Management's Discussion ................................................    2

   Performance and Fund Facts .............................................    6

   Fund Expenses ..........................................................    7

   Financial Statements ...................................................    8

   Financial Notes ........................................................   30

   Investment Advisory Agreement Approval .................................   34

   Trustees and Officers ..................................................   37

   Glossary ...............................................................   41

   Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

   Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I founded Schwab over thirty years ago to be a home for serious investors. That mission continues to guide us today as we constantly innovate on behalf of our clients. By continuing to provide the highest quality products and services -- at a great price -- we remain true to our heritage.

I take particular pride in the Schwab Funds. Founded over 15 years ago, they have grown to include more than 50 funds with over $140 billion in assets as of this report date. With a variety of investment strategies, Schwab Funds provide a range of innovative investment choices that can serve as a foundation for your asset allocation plan.

Schwab Funds is managed by Charles Schwab Investment Management, Inc., which currently ranks as one of the largest investment managers in the country. Our portfolio managers share a passion for market analysis and use some of the most sophisticated financial models available. I am proud of their depth of experience, which reflects an average tenure of more than 15 years in the investment industry. Furthermore, I am impressed with the commitment that our managers bring to the stewardship of the funds, for you, their shareholders.

We strive every day to warrant the trust you have placed in us; that will never change. Thank you for investing with us.

Sincerely,

/s/ Charles R. Schwab

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

MANAGEMENT'S DISCUSSION for the year ended December 31, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the annual report for your Schwab money fund for the year ended December 31, 2005. Although the period was marked by volatility, our money funds provided competitive yields as well as safety and stability.

I would like to take this opportunity to remind you that Schwab Funds offers a range of position-traded money funds that are available with a variety of minimums and investment strategies to meet your needs. These funds and share classes are available beginning with a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) and include both taxable and, for clients who are tax sensitive, tax-free investment strategies. To make these products even more convenient, we've recently reduced the subsequent investment minimum requirement from $5,000 to $500 on several of our Value Advantage Investments.

We continue to develop and manage Schwab Funds to help you achieve your goals and to provide an uncomplicated way to build a well-diversified portfolio. During the report period covered by this book, Schwab Funds launched seven new funds across varying investment styles and strategies.

In closing, I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.


2 Schwab California Municipal Money Fund

[PHOTO OF KEVIN SHAUGHNESSY]

KEVIN SHAUGHNESSY, CFA, a vice president of the investment adviser and senior portfolio manager, is responsible for the day-to-day management of the fund. Prior to joining the firm in 2000, he worked for more than 10 years in fixed income portfolio management.

THE INVESTMENT ENVIRONMENT AND THE FUND

Despite having witnessed a turbulent year in the news, the markets remained in a steady growth mode and ended the one-year report period with positive results. Oil prices hit highs never seen before and the Federal Reserve continued to raise short-term interest rates to curb inflationary pressures, raising the rates eight consecutive times in the one-year report period and bringing the benchmark rate up to 4.25%. The moves had a limited impact on overall economic growth, due primarily to the low level of rates from which the increases began.

Regardless of the concerns of high energy prices, which remained a significant headwind for economic performance throughout the period, corporate earnings remained strong throughout the year. Additionally, with the unemployment rate hovering around 5% and GDP growth around 3.5%, job and income growth remained positive and investors remained optimistic. Productivity gains and more restrictive monetary policy kept a lid on core inflation. The productivity gains, coupled with foreign investors buying large amounts of U.S. government securities, helped to contain increases in long-term interest rates. These conditions caused the dollar to rally, which took pressure off the price of imported goods.

The big news for the past two quarters was the impact of Hurricanes Katrina and Rita. The devastation caused by these storms was particularly heavy with respect to the energy infrastructures in the South. Oil prices rose sharply in the aftermath of the hurricanes, with crude oil peaking above $71 per barrel in early September, although softening oil demand and quick action by the federal government to release Strategic Petroleum Reserves led to a subsequent decline off that peak. During the fourth quarter, oil had dropped to as low as $58 a barrel, but then rebounded back to $64 as of the end of the period. While the full economic effect of the hurricanes remains unknown, the damage appears to be limited to the regions in the hurricanes' path and to the energy infrastructures in those areas.

Another significant event that happened during the report period was the appointment of Ben Bernanke to succeed Alan Greenspan as Chairman of the Federal Reserve Board. Although he had not yet been confirmed into office as of the end of the report period, Bernanke's experience on


                                        Schwab California Municipal Money Fund 3

MANAGEMENT'S DISCUSSION continued

the Federal Open Market Committee and his expertise in monetary economics has eased the concerns of the markets and caused investors to expect a smooth transition.

AS NOTED ABOVE, THE FED CONTINUED IN ITS TIGHTENING MODE, RAISING SHORT-TERM RATES 0.25% AT EACH OF ITS EIGHT MEETINGS THIS YEAR. At the end of the one-year report period, the benchmark rate was up to 4.25%. The higher rates translated into higher money fund yields making them more attractive as an investment vehicle. The yields on municipal variable-rate demand notes rose significantly during the year as the Bond Market Association's BMA seven-day municipal index rose by 1.50%. This change caused the yields on the Schwab California Municipal Money Fund to increase for the period.

During the year, the fund's weighted average maturity (WAM) was positioned anywhere from neutral to 15 days longer than the peer group averages. When the opportunity arose, we added commercial paper with maturities of 30-90 days as well as variable-rate demand notes. We feel that both of these asset classes offered the best relative value during the report period.

The combination of rising interest rates, and improved financial circumstances for state and local governments combined to cause a decline in fixed-rate note issuance for 2005. The drop off in note supply was partially offset by an increase in structured variable-rate notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND. California's economy continues to strengthen, building on solid growth in employment and exports, a healthy construction sector, and strong growth in personal income. The state added an average of 230,000 payroll jobs from January to November 2005, up 1.6% over the same period in 2004. This compares with a 1.0% year-over-year increase for all of 2004. Nearly a quarter of these jobs however, were in the construction sector. The state also reported strong gains in the leisure and hospitality and professional- and business-services job sectors. The state's average unemployment rate dropped to 5.4% over this eleven-month period, compared to 6.2% in 2004 and 6.8% in 2003. The state Department of Finance is projecting 1.3% growth in payroll jobs for 2006, and 5.8% growth in personal income.

California's fiscal 2006 budget was adopted on July 11, 2005 and was balanced with no new taxes or significant borrowing. The plan also fully funded the state's commitment to transportation and began to pay


4 Schwab California Municipal Money Fund off prior-year loans to local governments. The budget, however, provided for continued spending in excess of recurring annual revenues and was balanced largely through the use of accumulated reserves. Revenue receipts through December 2005 are running about $2.4 billion ahead of the original budget forecast, or 6.3%, led by strong individual income and corporation taxes. The Department of Finance is now projecting full year receipts could be nearly $3.5 billion above budget, which, together with prior year tax amnesty accruals, would result in a general fund balance of over $7.0 billion at June 30, 2006, or 7.8% of annual expenditures.

On January 10, 2006, Governor Schwarzenegger introduced his spending plan for fiscal 2007 which begins on July 1, 2006. Though it proposes no new taxes, the budget includes an ongoing spending commitment that outstrips fiscal 2007 projected revenues by about $4.7 billion, which is covered through the use of accumulated reserves. The proposal increases spending for primary and secondary education, repays prior year loans from transportation programs, and accelerates repayment of deficit bonds. The budget, however, would reduce the year-end general fund balance to just $612 million. If the fiscal year 2007 plan is enacted, California's Legislative Analyst projects recurring annual budget gaps of as much as $6 billion in future years. The Governor is also proposing a far-reaching capital investment plan that could lead to the issuance of $68 billion of new general obligation debt over 10-15 years.

California's medium investment-grade credit ratings reflect its ongoing struggles for structural financial balance. The credit quality of its many underlying units of government, including counties, cities, universities, and school districts, varies widely, but has been mostly stable through the last year. Though Moody's and Fitch both upgraded their ratings by a single notch in early July 2005, California's ratings remain among the lowest of the U.S. states. At the end of the report period, the state's ratings were A2 from Moody's, A from Standard & Poor's, and A from Fitch.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                        Schwab California Municipal Money Fund 5

MANAGEMENT'S DISCUSSION continued

PERFORMANCE AND FUND FACTS as of 12/31/05

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

                                                                   VALUE ADVANTAGE
                                              SWEEP SHARES            SHARES(TM)
Ticker Symbol                                    SWCXX                  SWKXX
----------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                                  2.64%                  2.84%
----------------------------------------------------------------------------------
SEVEN-DAY YIELD--NO WAIVER 2                       2.47%                  2.70%
----------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD 1                        2.65%                  2.86%
----------------------------------------------------------------------------------
SEVEN-DAY TAXABLE-EQUIVALENT EFFECTIVE YIELD 1, 3  4.55%                  4.91%
----------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


WEIGHTED AVERAGE MATURITY                                              38 days
--------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                            100% Tier 1
--------------------------------------------------------------------------------
CREDIT-ENHANCED SECURITIES % of portfolio                                66%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 4
   Sweep Investments(TM)                                                  *
   Value Advantage Shares                                             $25,000
     ($15,000 for IRA and custodial accounts) 5
--------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

3 Taxable-equivalent effective yield assumes a 2005 maximum combined federal regular income and California state personal income tax rate of 41.70%. Investment income may be subject to the Alternative Minimum Tax.

4 Please see prospectus for further detail and eligibility requirements.

5 Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult your tax advisor about your situation.

* Subject to the eligibility terms and conditions of your Schwab account agreement.


6 Schwab California Municipal Money Fund

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2005 and held through December 31, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                        ENDING
                                                    BEGINNING        ACCOUNT VALUE            EXPENSES
                               EXPENSE RATIO 1    ACCOUNT VALUE    (Net of Expenses)    PAID DURING PERIOD 2
                                (Annualized)        at 7/1/05         at 12/31/05         7/1/05-12/31/05
------------------------------------------------------------------------------------------------------------
SCHWAB CALIFORNIA
MUNICIPAL MONEY FUND(TM)

Sweep Shares
  Actual Return                     0.65%            $1,000            $1,010.10               $3.29
  Hypothetical 5% Return            0.65%            $1,000            $1,021.93               $3.31

Value Advantage Shares(TM)
  Actual Return                     0.45%            $1,000            $1,011.10               $2.28
  Hypothetical 5% Return            0.45%            $1,000            $1,022.94               $2.29

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.


                                        Schwab California Municipal Money Fund 7

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                         1/1/05-   1/1/04-     1/1/03-    1/1/02-    1/1/01-
SWEEP SHARES                                            12/31/05   2/31/04    12/31/03   12/31/02   12/31/01
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    1.00      1.00       1.00       1.00       1.00
                                                        ---------------------------------------------------
Income from investment operations:
  Net investment income                                   0.02      0.01       0.00 1     0.01       0.02
                                                        ---------------------------------------------------
Less distributions:
  Dividends from net investment income                   (0.02)    (0.01)     (0.00) 1   (0.01)     (0.02)
                                                        ---------------------------------------------------
Net asset value at end of period                          1.00      1.00       1.00       1.00       1.00
                                                        ---------------------------------------------------
Total return (%)                                          1.76      0.59       0.46       0.83       1.99

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                  0.65      0.65       0.65       0.65       0.65
  Gross operating expenses                                0.82      0.82       0.82       0.82       0.82
  Net investment income                                   1.74      0.58       0.45       0.83       1.98
Net assets, end of period ($ x 1,000,000)                4,134     4,147      4,169      4,056      3,897

                                                         1/1/05-    1/1/04-    1/1/03-    1/1/02-    1/1/01-
VALUE ADVANTAGE SHARES                                  12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    1.00      1.00       1.00       1.00       1.00
                                                       ----------------------------------------------------
Income from investment operations:
  Net investment income                                   0.02      0.01       0.01       0.01       0.02
                                                       ----------------------------------------------------
Less distributions:
  Dividends from net investment income                   (0.02)    (0.01)     (0.01)     (0.01)     (0.02)
                                                       ----------------------------------------------------
Net asset value at end of period                          1.00      1.00       1.00       1.00       1.00
                                                       ----------------------------------------------------
Total return (%)                                          1.96      0.79       0.66       1.03       2.19

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                  0.45      0.45       0.45       0.45       0.45
  Gross operating expenses                                0.59      0.59       0.59       0.59       0.61
  Net investment income                                   1.96      0.78       0.66       1.03       2.11
Net assets, end of period ($ x 1,000,000)                3,240     2,825      3,061      3,081      2,563

1 Per-share amount was less than $0.01.


8 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS as of December 31, 2005

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

* Delayed-delivery security

/ 144A Security; restricted but deemed liquid

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                           COST           VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)      ($x1,000)
---------------------------------------------------------------------------------
100.1%  MUNICIPAL
        SECURITIES                                       7,380,461     7,380,461
---------------------------------------------------------------------------------
100.1%  TOTAL INVESTMENTS                                7,380,461     7,380,461

(0.1)%  OTHER ASSETS AND
        LIABILITIES                                                       (6,726)
---------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     7,373,735

       ISSUER                                         FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
       MUNICIPAL SECURITIES 100.1% of net assets

       CALIFORNIA 98.1%

       ALAMEDA CNTY IDA
    +@ RB (Aitchison Family Partnership)
         Series 1993A
         3.51%, 01/07/06                                    2,520           2,520
    +@ RB (JMS Family Partnership)
         Series 1995A
         3.51%, 01/04/06                                    1,000           1,000
    +@ RB (Malmberg Engineering)
         Series 1999A
         3.92%, 01/07/06                                    2,205           2,205
    +@ RB (Scientific Technology)
         Series 1994A
         3.56%, 01/07/06                                    2,200           2,200

       ANAHEIM HOUSING AUTH
    +@ M/F Housing RB (Casa
         Granada Apts) Series 1997A
         3.39%, 01/07/06                                    3,495           3,495
    +@ M/F Housing RB (Park Vista
         Apts) Series 2000D
         3.61%, 01/04/06                                   21,000          21,000
    +@ M/F Housing RB (Port Trinidad
         Apts) Series 1997C
         3.39%, 01/07/06                                    1,940           1,940
    +@ M/F Housing Refunding RB
         (Sage Park) Series 1998A
         3.55%, 01/07/06                                    5,500           5,500

       ANAHEIM PUBLIC FINANCING AUTH
  +~@/ RB (Electric System Distribution
         Facilities) Series 2002A
         3.55%, 01/07/06                                    9,145           9,145

       ASSOCIATION OF BAY AREA
       GOVERNMENTS
  +~@/ Bonds (Airport Premium Fare-Bart
         SFO Extension) Series 2002A
         1.25%, 01/07/06                                    9,995           9,995
    +@ COP (Harker School Foundation)
         Series 1998
         3.50%, 01/07/06                                    4,300           4,300
   +~@ Lease RB Series 2003A
         4.40%, 01/07/06                                    1,000           1,000
    +@ M/F Housing RB (Artech
         Building) Series 1999A
         3.58%, 01/07/06                                    3,200           3,200


                                                          See financial notes. 9

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                         FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
    +@ M/F Housing RB (Crossing
         Apts) Series 2002A
         4.41%, 01/07/06                                   64,450          64,450
    +@ M/F Housing RB (Miramar
         Apts) Series 2000A
         3.55%, 01/07/06                                   30,000          30,000
    +@ M/F Housing RB (Mountain
         View Apts) Series 1997A
         3.60%, 01/07/06                                    6,025           6,025
    +@ M/F Housing RB (Paragon
         Apts at the Crossing)
         Series 2005A
         3.58%, 01/07/06                                   22,000          22,000
    +@ RB (Francis Parker School)
         Series 2005
         3.55%, 01/07/06                                    5,000           5,000
    +@ RB (Public Policy Institute of
         California) Series 2001A
         3.55%, 01/07/06                                   10,000          10,000

       BAY AREA TOLL AUTH
  +~@/ San Francisco Bridge RB
         Series D
         3.53%, 01/07/06                                   10,125          10,125

      CALIFORNIA
       2005-06 RAN
         3.01%, 06/30/06                                  105,000         105,762
         3.04%, 06/30/06                                   25,000          25,178
         3.18%, 06/30/06                                   20,000          20,127
         3.24%, 06/30/06                                   20,000          20,121
       GO CP Notes
     ~   2.80%, 01/05/06                                   33,000          33,000
     ~   2.85%, 01/10/06                                   68,000          68,000
     ~   2.90%, 01/10/06                                   19,000          19,000
     ~   2.82%, 01/11/06                                   15,000          15,000
     ~   2.90%, 01/11/06                                    6,000           6,000
     ~   2.79%, 01/12/06                                   43,900          43,900
     ~   2.82%, 01/12/06                                    5,000           5,000
         3.02%, 01/12/06                                   24,000          24,000
     ~   2.85%, 01/18/06                                   20,050          20,050
     ~   2.82%, 01/19/06                                   52,370          52,370
     ~   3.10%, 02/06/06                                   37,950          37,950
       Economic Recovery Bonds
         Series 2004A
   ~@/   3.53%, 01/04/06                                  100,000         100,000
  +~@/   3.51%, 01/07/06                                   13,975          13,975
  +~@/   3.53%, 01/07/06                                    8,872           8,872
  +~@/   3.55%, 01/07/06                                    8,495           8,495
  +~@/   3.53%, 01/07/06                                   39,415          39,415
   ~@/   3.53%, 01/07/06                                   39,995          39,995
  +~@/   3.54%, 01/07/06                                    6,685           6,685
   ~@/   3.54%, 01/07/06                                   18,745          18,745
   +~@ Economic Recovery Bonds
         Series 2004C-18
         3.50%, 01/04/06                                    1,000           1,000
    ~@ Economic Recovery Bonds
         Series 2004C-3
         3.72%, 01/03/06                                   30,115          30,115
    +@ Economic Recovery Bonds
         Series 2004C-6
         3.75%, 01/03/06                                   42,950          42,950
    +@ Economic Recovery Bonds
         Series 2004C-8
         3.65%, 01/07/06                                   11,500          11,500
    +@ Economic Recovery Bonds
         Series 2004C-9
         3.65%, 01/03/06                                    3,800           3,800
       GO Bonds
  +~@/   3.53%, 01/07/06                                   54,605          54,605
  +~@/   3.55%, 01/07/06                                   68,560          68,560
  +~@/   3.53%, 01/07/06                                   24,665          24,665
  +~@/   3.54%, 01/07/06                                   94,540          94,540
  +~@/   3.55%, 01/07/06                                   54,585          54,585
       GO Bonds Series 1999
  +~@/   3.53%, 01/07/06                                   10,835          10,835
  +~@/   3.55%, 01/07/06                                   13,675          13,675
    +@ GO Bonds Series 2003C-3
         3.51%, 01/07/06                                   20,000          20,000
    +@ GO Bonds Series 2003C-4
         3.50%, 01/07/06                                    2,400           2,400
    +@ GO Bonds Series 2004A-3
         3.75%, 01/07/06                                    9,000           9,000
    +@ GO Bonds Series 2004A-8
         3.45%, 01/07/06                                    5,000           5,000
    +@ GO Bonds Series 2004B-3
         3.62%, 01/07/06                                    4,600           4,600
    +@ GO Bonds Series 2004B-6
         3.51%, 01/07/06                                   21,300          21,300
    +@ GO Bonds Series 2005-B6
         3.15%, 01/03/06                                   60,000          60,000
    +@ GO Bonds Series 2005-B7
         3.15%, 01/07/06                                   30,000          30,000


10 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

       ISSUER                                         FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
       GO CP Notes
     ~   3.02%, 01/12/06                                   57,000          57,000
     ~   2.78%, 01/17/06                                   45,000          45,000
     ~   3.07%, 02/08/06                                   35,000          35,000
       GO Refunding Bonds
  +~@/   3.53%, 01/07/06                                   45,325          45,325
  +~@/   3.54%, 01/07/06                                   25,330          25,330
  +~@/   3.53%, 01/07/06                                    6,000           6,000
  +~@/ GO Refunding Bonds
         Series 2005
         3.54%, 01/07/06                                   16,125          16,125
       Various Purpose GO Bonds
  +~@/   3.53%, 01/07/06                                   16,385          16,385
  +~@/   3.54%, 01/07/06                                    3,280           3,280
  +~@/ Veterans GO Bonds Series CB
         3.60%, 01/07/06                                    9,375           9,375

       CALIFORNIA ALTERNATIVE ENERGY
       SOURCE FINANCING AUTH
     @ Cogeneration Facility RB
         Series 1993B
         3.39%, 01/07/06                                   13,360          13,360

       CALIFORNIA DEPT OF WATER
       RESOURCES
       Power Supply RB Series 2002A
  +~@/   3.53%, 01/07/06                                   43,015          43,015
  +~@/   3.53%, 01/07/06                                   19,160          19,160
    +@ Power Supply RB
         Series 2002B-1
         3.70%, 01/07/06                                    8,800           8,800
    +@ Power Supply RB
         Series 2002B-3
         3.65%, 01/07/06                                    4,800           4,800
    +@ Power Supply RB
         Series 2002B-4
         3.75%, 01/07/06                                    2,500           2,500
    +@ Power Supply RB
         Series 2002B-6
         3.62%, 01/07/06                                    1,200           1,200
    +@ Power Supply RB
         Series 2002C-1
         3.55%, 01/07/06                                    5,000           5,000
    +@ Power Supply RB
         Series 2002C-11
         3.34%, 01/07/06                                    3,100           3,100
    +@ Power Supply RB
         Series 2002C-14
         3.50%, 01/07/06                                    2,010           2,010
    +@ Power Supply RB
         Series 2002C-17
         3.48%, 01/07/06                                    9,000           9,000
   +~@ Power Supply RB
         Series 2002C-3
         3.55%, 01/07/06                                   17,100          17,100
    +@ Power Supply RB
         Series 2002C-4
         3.53%, 01/07/06                                    3,550           3,550
    +@ Power Supply RB
         Series 2002C-8
         3.45%, 01/07/06                                    3,000           3,000
    +@ Power Supply RB
         Series 2005F-2
         3.21%, 01/12/06                                   25,000          25,000
    +@ Power Supply RB
         Series 2005F-5
         3.20%, 01/12/06                                   25,000          25,000
   +~@ Power Supply RB
         Series 2005G-3
         3.18%, 02/02/06                                   50,000          50,000
   +~@ Power Supply RB
         Series 2005G-5
         3.31%, 01/07/06                                   50,000          50,000
   +~@ Power Supply RB
         Series 2005G-6
         3.17%, 02/16/06                                   25,000          25,000
   +~@ Power Supply RB
         Series 2005G-8
         3.18%, 02/16/06                                   50,000          50,000
  +~@/ Water Refunding RB
         (Big Bear Lake) Series 1996
         3.53%, 01/07/06                                    8,445           8,445

       CALIFORNIA ECONOMIC
       DEVELOPMENT FINANCING AUTH
    +@ Airport Facilities RB (Mercury
         Air Group) Series 1998
         3.55%, 01/07/06                                   13,000          13,000
    +@ IDRB (Calco) Series 1997
         3.49%, 01/07/06                                      480             480
    +@ IDRB (Gaiser Tool Company)
         Series 1997
         3.51%, 01/07/06                                    1,545           1,545


                                                         See financial notes. 11

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                         FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
    +@ IDRB (Lion Raisins)
         Series 1998
         3.55%, 01/05/06                                    1,055           1,055
    +@ IDRB (Serra Microchassis)
         Series 1997B
         3.80%, 01/07/06                                    3,500           3,500

       CALIFORNIA EDUCATIONAL FACILITIES
       AUTH
    ~@ RB (California Institute of
         Technology) Series 2003A
         3.55%, 01/07/06                                    5,645           5,645
    +@ RB (Chapman University)
         Series 2000
         3.60%, 01/07/06                                    4,500           4,500
    +@ RB (University of Judaism)
         Series 1998A
         3.59%, 01/07/06                                    5,100           5,100
  +~@/ RB (University of San
         Francisco) Series 1996
         3.53%, 01/07/06                                    8,995           8,995
   ~@/ RB (University of Southern
         California) Series 2003C
         3.53%, 01/07/06                                   10,760          10,760
  +~@/ Refunding RB (Pepperdine
         University) Series 2005A
         3.53%, 01/07/06                                   15,835          15,835

       CALIFORNIA HEALTH FACILITIES
       FINANCE AUTH
   +~@ Hospital RB (Adventist Health
         System/West) Series 1998A
         3.70%, 01/03/06                                    3,000           3,000
  +~@/ RB (Kaiser Permanente)
         Series 1998A
         3.54%, 01/07/06                                    9,995           9,995

       CALIFORNIA HFA
  +~@/ Home Mortgage RB
         Series 1998J
         3.57%, 01/07/06                                    1,365           1,365
   +~@ Home Mortgage RB
         Series 2001R
         3.80%, 01/07/06                                    1,700           1,700
   +~@ Home Mortgage RB
         Series 2002B
         3.80%, 01/03/06                                   38,125          38,125
   +~@ Home Mortgage RB
         Series 2002F
         3.68%, 01/07/06                                   13,000          13,000
       Home Mortgage RB
         Series 2003D
   +~@   3.55%, 01/04/06                                   18,360          18,360
   +~@   3.55%, 01/07/06                                   14,700          14,700
   +~@ Home Mortgage RB
         Series 2003H
         3.52%, 01/07/06                                   32,755          32,755
       Home Mortgage RB
         Series 2003K
    ~@   3.60%, 01/04/06                                    7,000           7,000
    ~@   3.60%, 01/07/06                                   35,110          35,110
       Home Mortgage RB
         Series 2003M
    ~@   3.68%, 01/07/06                                   13,000          13,000
    ~@   3.55%, 01/07/06                                   19,820          19,820
   ~@* Home Mortgage RB
         Series 2005A
         3.55%, 01/07/06                                   86,360          86,360
    ~@ Home Mortgage RB
         Series 2005B
         3.60%, 01/07/06                                   96,680          96,680
    ~@ Home Mortgage RB
         Series 2005H
         3.34%, 01/03/06                                   10,000          10,000
    ~@ M/F Housing RB III
         Series 2001G
         3.58%, 01/07/06                                   39,000          39,000
    ~@ M/F Housing RB III
         Series 2002A
         3.53%, 01/04/06                                   33,055          33,055
    ~@ M/F Housing RB III
         Series 2002E
         3.53%, 01/07/06                                   48,950          48,950
   +~@ M/F Housing RB III
         Series 2005B
         3.52%, 01/07/06                                   42,395          42,395
   ~@/ S/F Mortgage Bonds II
         Series 1997C-4
         3.53%, 01/07/06                                      300             300
       S/F Mortgage RB Draw
         Down Series 2004B-1
  +~@/   3.58%, 01/07/06                                   16,500          16,500
  +~@/   3.58%, 01/07/06                                   41,585          41,585
       S/F Mortgage RB Draw
         Down Series 2004B-2
  +~@/   3.45%, 01/04/06                                   10,495          10,495
  +~@/   3.58%, 01/07/06                                   22,620          22,620
  +~@/   3.58%, 01/07/06                                   37,240          37,240
   ~@/   3.58%, 01/07/06                                   16,685          16,685


12 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

       ISSUER                                         FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
       CALIFORNIA INFRASTRUCTURE AND
       ECONOMIC DEVELOPMENT BANK
     + Bay Area Toll Bridges Seismic
         Retrofit Revenue Notes
         Series 2005 Second Lien
         CP Program
         3.10%, 02/08/06                                   17,400          17,400
    +@ IDRB (American-De Rosa
         Lamp Arts) Series 1999
         3.56%, 01/07/06                                    4,950           4,950
    +@ IDRB (Fairmont Sign Co)
         Series 2000A
         3.68%, 01/07/06                                    4,250           4,250
    +@ IDRB (Lafayette Textile
         Industries) Series 1999
         3.56%, 01/07/06                                      595             595
    +@ IDRB (Nelson Name Plate Co)
         Series 1999
         3.42%, 01/07/06                                    2,950           2,950
    +@ IDRB (Roller Bearing Co)
         Series 1999
         3.92%, 01/07/06                                    2,400           2,400
   +~@ RB (California Independent
         System Operator Corp)
         Series 2004A
         3.55%, 01/07/06                                    4,200           4,200
    +@ RB (SRI International)
         Series 2003A
         3.54%, 01/04/06                                    4,000           4,000

       CALIFORNIA POLLUTION CONTROL
       FINANCE AUTH
  +~@/ Refunding RB (PG&E Co)
         Series 1996A
         3.56%, 01/07/06                                   34,115          34,115
    +@ Resource Recovery RB
         (Sanger)
         Series 1990A
         3.54%, 01/07/06                                   19,200          19,200
    +@ Resource Recovery RB
         (Wadham Energy)
         Series 1987B
         3.54%, 01/07/06                                    2,700           2,700
    +@ Solid Waste Disposal RB
         (Ag Resources III)
         Series 2004
         3.55%, 01/07/06                                    2,790           2,790
    +@ Solid Waste Disposal RB
         (Agrifab) Series 2003
         3.55%, 01/07/06                                    2,900           2,900
    +@ Solid Waste Disposal RB
         (Alameda Cnty Industries)
         Series 2000A
         3.55%, 01/07/06                                    3,375           3,375
    +@ Solid Waste Disposal RB
         (Athens Disposal Co)
         Series 1995A
         3.55%, 01/07/06                                    8,900           8,900
    +@ Solid Waste Disposal RB
         (Athens Disposal Co)
         Series 1999A
         3.55%, 01/07/06                                    5,100           5,100
    +@ Solid Waste Disposal RB
         (Athens Services)
         Series 2001A
         3.55%, 01/04/06                                    3,700           3,700
    +@ Solid Waste Disposal RB
         (Atlas Disposal Industries)
         Series 1999A
         3.55%, 01/07/06                                    3,000           3,000
    +@ Solid Waste Disposal RB
         (BLT Enterprises of Fremont)
         Series 2005A
         3.65%, 01/07/06                                    7,280           7,280
    +@ Solid Waste Disposal RB
         (BLT Enterprises of
         Sacramento) Series 1999A
         3.55%, 01/07/06                                    6,500           6,500
    +@ Solid Waste Disposal RB
         (Blue Line Transfer)
         Series 1999A
         3.55%, 01/07/06                                    4,100           4,100
    +@ Solid Waste Disposal RB
         (Blue Line Transfer)
         Series 2001A
         3.55%, 01/07/06                                    4,100           4,100
    +@ Solid Waste Disposal
         RB (Burrtec Waste Group)
         Series 2004
         3.55%, 01/07/06                                    1,985           1,985
    +@ Solid Waste Disposal RB
         (Burrtec Waste Industries)
         Series 1997B
         3.55%, 01/07/06                                    3,200           3,200


                                                         See financial notes. 13

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                         FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
    +@ Solid Waste Disposal RB
         (CR&R Inc) Series 2000A
         3.58%, 01/07/06                                    2,860           2,860
    +@ Solid Waste Disposal RB
         (CR&R Inc) Series 2002A
         3.58%, 01/04/06                                    3,900           3,900
    +@ Solid Waste Disposal RB
         (California Waste Solutions)
         Series 2002A
         3.55%, 01/04/06                                    3,375           3,375
    +@ Solid Waste Disposal RB
         (California Waste Solutions)
         Series 2004A
         3.55%, 01/07/06                                    8,350           8,350
    +@ Solid Waste Disposal RB
         (Cheese and Protein
         International) Series 2001A
         3.58%, 01/07/06                                   10,000          10,000
    +@ Solid Waste Disposal RB
         (Cold Canyon Landfill)
         Series 1998A
         3.55%, 01/04/06                                    5,845           5,845
    +@ Solid Waste Disposal RB
         (Contra Costa Waste Service)
         Series 1995A
         3.55%, 01/07/06                                    1,700           1,700
    +@ Solid Waste Disposal RB
         (EDCO Disposal Corp)
         Series 1996A
         3.55%, 01/07/06                                   12,345          12,345
    +@ Solid Waste Disposal RB
         (EDCO Disposal Corp)
         Series 2004A
         3.55%, 01/07/06                                   22,200          22,200
    +@ Solid Waste Disposal RB
         (Escondido Disposal/Jemco
         Equipment Corp)
         Series 1998A
         3.65%, 01/07/06                                    7,845           7,845
    +@ Solid Waste Disposal RB
         (Federal Disposal Service)
         Series 2001A
         3.60%, 01/04/06                                    1,950           1,950
    +@ Solid Waste Disposal RB
         (Greenteam of San Jose)
         Series 2001A
         3.55%, 01/07/06                                   10,100          10,100
    +@ Solid Waste Disposal RB
         (Greenwaste of Tehama)
         Series 1999A
         3.55%, 01/07/06                                    1,175           1,175
    +@ Solid Waste Disposal RB
         (Madera Disposal Systems
         Inc) Series 1998A
         3.55%, 01/04/06                                    1,800           1,800
    +@ Solid Waste Disposal RB
         (Marborg Industries)
         Series 2000A
         3.55%, 01/07/06                                    4,170           4,170
    +@ Solid Waste Disposal RB
         (Metropolitan Recycling
         Corp) Series 2000B
         3.60%, 01/04/06                                    3,190           3,190
    +@ Solid Waste Disposal RB
         (Mottra Corp) Series 2002A
         3.65%, 01/04/06                                    1,910           1,910
    +@ Solid Waste Disposal RB
         (Napa Recycling and Waste
         Services) Series 2005A
         3.65%, 01/07/06                                    5,260           5,260
    +@ Solid Waste Disposal RB
         (Norcal Waste System)
         Series 2001
         3.55%, 01/04/06                                   11,015          11,015
    +@ Solid Waste Disposal RB
         (Norcal Waste System)
         Series 2002A
         3.55%, 01/04/06                                    6,000           6,000
    +@ Solid Waste Disposal RB
         (Norcal Waste System)
         Series 2003A
         3.55%, 01/07/06                                    4,000           4,000
    +@ Solid Waste Disposal RB
         (Orange Ave Disposal Co)
         Series 2002A
         3.55%, 01/07/06                                    6,105           6,105
    +@ Solid Waste Disposal RB
         (Ratto Group of Companies)
         Series 2001A
         3.55%, 01/07/06                                    3,715           3,715
    +@ Solid Waste Disposal RB
         (Sanco Services)
         Series 2002A
         3.65%, 01/04/06                                    3,200           3,200


14 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

       ISSUER                                         FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
    +@ Solid Waste Disposal RB
         (Santa Clara Valley
         Disposal) Series 2001A
         3.55%, 01/07/06                                    4,160           4,160
    +@ Solid Waste Disposal RB
         (Santa Clara Valley
         Industries) Series 1998A
         3.60%, 01/07/06                                    2,100           2,100
    +@ Solid Waste Disposal RB
         (Solag Disposal)
         Series 1997A
         3.58%, 01/04/06                                    2,135           2,135
    +@ Solid Waste Disposal RB
         (Specialty Solid Waste and
         Recycling) Series 2001A
         3.60%, 01/04/06                                    2,280           2,280
    +@ Solid Waste Disposal RB
         (Talco Plastics) Series 1997A
         3.56%, 01/07/06                                    3,275           3,275
    +@ Solid Waste Disposal RB
         (Valley Vista Services)
         Series 2003A
         3.55%, 01/04/06                                    3,905           3,905
    +@ Solid Waste Disposal RB
         (West Valley MRF)
         Series 1997A
         3.65%, 01/07/06                                    3,260           3,260
    +@ Solid Waste Disposal RB
         (Zanker Road Landfill)
         Series 1999C
         3.60%, 01/07/06                                    5,420           5,420
    +@  Solid Waste RB (CR&R Inc)
         Series 1995A
         3.58%, 01/07/06                                    3,160           3,160
    +@  Solid Waste RB (Greenteam of
         San Jose) Series 1997A
         3.55%, 01/07/06                                    1,120           1,120

       CALIFORNIA PUBLIC WORKS BOARD
   ~@/ Lease RB (Regents of the
         University of California)
         Series 2005C
         3.53%, 01/07/06                                    8,140           8,140
  +~@/ Lease RB (University of
         California) Series 1997C
         3.55%, 01/07/06                                   10,900          10,900
   ~@/ Lease RB (University of
         California) Series 2005C
         3.53%, 01/07/06                                   26,740          26,740
  +~@/ Lease RB Series 1999A
         3.53%, 01/07/06                                    9,985           9,985
  +~@/ Lease RB Series 2005E
         3.53%, 01/07/06                                   11,130          11,130
  +~@/ Lease Refunding RB (Dept of
         Corrections and
         Rehabilitation) Series 2005J
         3.40%, 01/07/06                                   25,000          25,000
  +~@/ Lease Refunding RB (Dept of
         Corrections) Series 1993A
         3.53%, 01/07/06                                    3,000           3,000
  +~@/ Lease Refunding RB (Dept of
         Corrections) Series 2004E
         3.54%, 01/07/06                                    7,100           7,100

       CALIFORNIA SCHOOL CASH RESERVE
       PROGRAM AUTH
     + Pool Bonds Series 2005A
         2.60%, 07/06/06                                   54,175          54,552

       CALIFORNIA STATE UNIVERSITY
  +~@/ Systemwide RB Series 2005C
         3.53%, 01/07/06                                   81,435          81,435

       CALIFORNIA STATEWIDE COMMUNITIES
       DEVELOPMENT AUTH
  +~@/ COP (Sutter Health
         Related Group)
         3.53%, 01/07/06                                    5,000           5,000
    +@ IDRB (Biocol Investments)
         Series 1997B
         3.65%, 01/07/06                                    1,405           1,405
    +@ IDRB (Cowden Metal Stamping
         and Tooling) Series 1997A
         3.65%, 01/07/06                                    1,145           1,145
    +@ IDRB (Golden Valley Grape
         Juice and Wine) Series 1998
         3.60%, 01/04/06                                      630             630
    +@ IDRB (Integrated Rolling Co)
         Series 1999A
         3.42%, 01/07/06                                    1,300           1,300
    +@ IDRB (RL Group) Series 1998C
         3.60%, 01/04/06                                    1,485           1,485
    +@ M/F Housing RB (Agave at
         Elk Grove Apts)
         Series 2003DD
         3.55%, 01/07/06                                   15,100          15,100


                                                         See financial notes. 15

       SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

       PORTFOLIO HOLDINGS continued

       ISSUER                                         FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
    +@ M/F Housing RB (Bay Vista
         at MeadowPark Apts)
         Series 2003NN-1
         3.58%, 01/07/06                                   15,000          15,000
    +@ M/F Housing RB (Bay Vista
         at MeadowPark Apts)
         Series 2003NN-2
         3.58%, 01/07/06                                    5,000           5,000
    +@ M/F Housing RB (Creekside
         at MeadowPark Apts)
         Series 2002HH
         3.55%, 01/07/06                                   10,135          10,135
    +@ M/F Housing RB (Cypress
         Villa Apts) Series 2000F
         3.55%, 01/07/06                                    4,725           4,725
    +@ M/F Housing RB (Dublin
         Ranch Senior Apts)
         Series 2003OO
         3.58%, 01/07/06                                   15,090          15,090
    +@ M/F Housing RB (Emerald
         Gardens Apts) Series 2000E
         3.55%, 01/07/06                                    7,320           7,320
    +@ M/F Housing RB (Fairway
         Family Apts) Series 2003PP
         3.58%, 01/07/06                                   30,000          30,000
    +@ M/F Housing RB (Heritage
         Oaks Apts) Series 2004YY
         3.55%, 01/07/06                                    7,000           7,000
    +@ M/F Housing RB (Kimberly
         Woods Apts) Series 1995B
         3.61%, 01/07/06                                   13,400          13,400
    +@ M/F Housing RB (Las Flores
         Village Apts) Series 2004JJ
         3.46%, 01/07/06                                   13,500          13,500
    +@ M/F Housing RB (Laurel Park
         Senior Apts) Series 2002H
         3.58%, 01/07/06                                    5,500           5,500
    +@ M/F Housing RB (Los Padres
         Apts) Series 2003E
         3.55%, 01/07/06                                   10,750          10,750
    +@ M/F Housing RB (Marlin Cove
         Apts) Series 2000V
         3.55%, 01/07/06                                    8,000           8,000
    +@ M/F Housing RB (Oak Center
         Towers) Series 2005L
         3.55%, 01/07/06                                   11,450          11,450
   +@/ M/F Housing RB (Oakmont of
         Concord) Series 2002Q
         3.55%, 01/07/06                                   25,000          25,000
    +@ M/F Housing RB (Park David
         Senior Apts) Series 1999D
         3.55%, 01/07/06                                    8,220           8,220
    +@ M/F Housing RB (Plaza Club
         Apts) Series 1997A
         3.54%, 01/07/06                                   10,290          10,290
    +@ M/F Housing RB (Rancho
         Santa Fe Village Apts)
         Series 2004EE
         3.46%, 01/07/06                                   13,000          13,000
    +@ M/F Housing RB (Sagewood
         At Stonebridge Estates)
         Series 2005CC
         3.55%, 01/07/06                                    9,100           9,100
    +@ M/F Housing RB (Silvercrest
         Residence) Series 2003EEE
         3.55%, 01/07/06                                   23,130          23,130
    +@ M/F Housing RB (The Belmont)
         Series 2005F
         3.55%, 01/07/06                                   10,500          10,500
    +@ M/F Housing RB (The Crossings
         Senior Apts-Phase II)
         Series 2005J
         3.58%, 01/07/06                                    7,425           7,425
    +@ M/F Housing RB (The
         Fountains At Seacliff Apts)
         Series 2002Y
         3.55%, 01/05/06                                   12,540          12,540
    +@ M/F Housing RB (Valley
         Palms Apts) Series 2002C
         3.55%, 01/07/06                                   12,000          12,000
    +@ M/F Housing RB (Villas at
         Hamilton Apts)
         Series 2001HH
         3.55%, 01/07/06                                   11,440          11,440
    +@ M/F Housing RB (Wilshire
         Court Apts) Series 2003M
         3.55%, 01/07/06                                   15,000          15,000
    +@ M/F Housing RB (Wilshire
         Court Apts) Series 2004AAA
         3.55%, 01/07/06                                   15,000          15,000
    +@ M/F Housing RB (Woodsong
         Apts) Series 1997B
         3.39%, 01/07/06                                    3,127           3,127


16 See financial notes.

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
    +@ M/F Housing RB (Wyndover
         Apts) Series 2004LL
         3.55%, 01/07/06                                   9,000           9,000
    +@ M/F Housing Refunding RB
         (Crystal View Apts)
         Series 2004A
         3.55%, 01/07/06                                   7,075           7,075
    +@ RB (Elder Care Alliance)
         Series 2000
         3.53%, 01/07/06                                  12,560          12,560
    +@ RB (Japanese American
         National Museum)
         Series 2000A
         3.50%, 01/07/06                                   4,500           4,500
    +@ RB (Jewish Federation
         Council of Greater
         Los Angeles) Series 2000A
         3.58%, 01/07/06                                   2,100           2,100
    +@ RB (Laurence School)
         Series 2003
         3.55%, 01/07/06                                   3,875           3,875
    +@ RB (National Public Radio)
         Series 2002
         3.54%, 01/04/06                                   1,365           1,365
    +@ RB (Painted Turtle) Series 2003
         3.55%, 01/07/06                                  13,650          13,650
    +@ Refunding RB (13th and
         I Associates) Series 1991
         3.65%, 01/07/06                                   3,905           3,905
       TRAN Series 2005A-2
         2.62%, 06/30/06                                  12,500          12,583
       TRAN Series 2005A-3
         2.62%, 06/30/06                                   7,500           7,550
       TRAN Series 2005A-4
         2.63%, 06/30/06                                  27,500          27,681
       TRAN Series 2005A-4
         2.62%, 06/30/06                                  42,500          42,782
       TRAN Series 2005A-5
         2.62%, 06/30/06                                  50,000          50,332
       TRAN Series 2005A-5
         2.63%, 06/30/06                                  19,500          19,628

       CARLSBAD
    +@ M/F Housing Refunding RB
         (Santa Fe Ranch Apts)
         Series 1993A
         3.49%, 01/07/06                                  14,400          14,400

       CENTRAL UNIFIED SD
  +~@/ GO Refunding Bonds
         Series 2005
         3.53%, 01/07/06                                  11,855          11,855

       CLOVIS UNIFIED SD
       TRAN Series 2005
         2.74%, 07/05/06                                  19,000          19,118

       CONTRA COSTA CNTY
    +@ M/F Mortgage RB (El Cerrito
         Royale) Series 1987A
         3.55%, 01/07/06                                   2,480           2,480

       CONTRA COSTA WATER DISTRICT
  +~@/ Refunding RB Series N
         3.53%, 01/07/06                                  10,300          10,300

       DAVIS COMMUNITY FACILITIES
       DISTRICT NO.1992-2
    +@ Special Tax Bonds (East Davis
         Mace Ranch Area II)
         Series 2000
         3.51%, 01/07/06                                   3,100           3,100

       DIAMOND BAR PUBLIC
       FINANCING AUTH
    +@ Lease RB (Community/Senior
         Center) Series 2002A
         3.68%, 01/04/06                                   5,675           5,675

       DUBLIN HOUSING AUTH
    +@ M/F Housing RB (Park Sierra
         At Iron Horse Trail)
         Series 1998A
         3.51%, 01/04/06                                  14,900          14,900

       EAST BAY MUNICIPAL UTILITY
       DISTRICT
  +~@/ Water System Subordinated RB
         Series 2005A
         3.55%, 01/07/06                                   5,775           5,775

       EAST SIDE UNION HIGH SD
  +~@/ GO Refunding Bonds
         Series 2003B
         3.53%, 01/07/06                                  24,010          24,010

                                                         See financial notes. 17

       SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

       PORTFOLIO HOLDINGS continued

       ISSUER                                        FACE AMOUNT        VALUE
       RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
       EL CAJON REDEVELOPMENT
       AGENCY

    +@ M/F Housing RB (Park-Mollison
         and Madison Apts)
         Series 1998
         3.54%, 01/07/06                                   4,800           4,800

       EL CAMINO COMMUNITY COLLEGE
       DISTRICT
  +~@/ GO Bonds Series 2003A
         3.52%, 01/07/06                                  16,100          16,100
       ELK GROVE UNIFIED SD
         2005-06 TRAN
         3.00%, 07/06/06                                  23,000          23,082

       EMERYVILLE REDEVELOPMENT
       AGENCY
    +@ M/F Housing RB (Bay St Apts)
         Series 2002A
         3.57%, 01/07/06                                  46,215          46,215

       ESCONDIDO
    +@ M/F Housing RB (Via Roble Apts)
         Series 2003A
         3.55%, 01/07/06                                   6,900           6,900

       EVERGREEN ELEMENTARY SD
  +~@/ GO Refunding Bonds
         Series 2005
         3.53%, 01/07/06                                  16,210          16,210

       FILLMORE PUBLIC FINANCING AUTH
    +@ RB (Central City
         Redevelopment Area)
         Series 2003A
         3.51%, 01/07/06                                   2,585           2,585

       FOOTHILL-DEANZA COMMUNITY
       COLLEGE DISTRICT
   ~@/ GO Bonds Series A
         3.53%, 01/07/06                                   9,970           9,970

       FRESNO IDA
    +@ IDRB (Keiser Corp)
         Series 1997
         3.56%, 01/07/06                                   1,365           1,365

       GOLDEN STATE TOBACCO
       SECURITIZATION CORP
       Enhanced Tobacco Settlement
         Asset-Backed Bonds
         Series 2005A
  +~@/   3.53%, 01/07/06                                  36,000          36,000
  +~@/   3.57%, 01/07/06                                  33,190          33,190

       GOLDEN WEST SCHOOLS FINANCING
       AUTH
  +~@/ GO RB (Beverly Hills
         Unified SD) Series 2005
         3.53%, 01/07/06                                   8,920           8,920

       HAYWARD
    +@ M/F Housing RB (Lord Tennyson
         Apts) Series 2005A
         3.46%, 01/07/06                                  13,915          13,915
    +@ M/F Housing RB (Shorewood
         Apts) Series 1984A
         3.51%, 01/07/06                                  12,100          12,100

       HAYWARD HOUSING AUTH
    +@ M/F Mortgage Refunding RB
         (Huntwood Terrace Apts)
         Series 1993A
         3.58%, 01/07/06                                   5,255           5,255

       HERCULES PUBLIC FINANCING AUTH
    +@ Lease RB Series 2003A
         3.55%, 01/07/06                                   7,000           7,000

       HERCULES REDEVELOPMENT
       AGENCY
    +@ IDRB (Pro Media)
         Series 2000A
         3.92%, 01/07/06                                   2,500           2,500

       HUNTINGTON BEACH
    +@ M/F Housing RB (Five Points
         Seniors) Series 1991A
         3.54%, 01/07/06                                   9,500           9,500

       HUNTINGTON PARK REDEVELOPMENT
       AGENCY
    +@ M/F Housing RB (Casa Rita
         Apts) Series 1994A
         3.54%, 01/07/06                                   4,950           4,950

       IRVINE ASSESSMENT DISTRICT
       NO. 04-20
    +@ Limited Obligation Improvement
         Bonds Series A
         3.62%, 01/07/06                                   5,900           5,900

       IRVINE ASSESSMENT DISTRICT NO. 93-14
    +@ Limited Obligation Improvement
         Bonds Series 2000
         3.72%, 01/07/06                                  17,411          17,411


 18 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

       ISSUER                                         FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
       IRVINE ASSESSMENT DISTRICT
       NO. 97-16
    +@ Limited Obligation Improvement
         Bonds (Northwest Irvine)
         Series 1997
         3.62%, 01/07/06                                    1,600           1,600

       IRVINE RANCH WATER DISTRICT
    +@ Consolidated GO (Improvement
         Districts No. 140, 240, 105, &
         250) Series 1993
         3.62%, 01/07/06                                    1,300           1,300

    +@ Sewer Bonds (Improvement
         District No. 284-Election 1988)
         Series A
         3.72%, 01/07/06                                    1,700           1,700

       KERN CNTY
       2005-06 TRAN
         3.02%, 06/30/06                                   40,660          40,846

       LONG BEACH
  +~@/ Harbor Refunding RB
         Series 2005A
         3.56%, 01/07/06                                    3,015           3,015

       LONG BEACH HARBOR
   +~@ RB Series 2002A
         3.50%, 01/07/06                                      355             355
  +~@/ Refunding RB Series 2005A
         3.56%, 01/07/06                                   10,730          10,730

       LONG BEACH HARBOR FACILITIES CORP
       Harbor TECP Series A
     ~   3.10%, 02/08/06                                   28,750          28,750
     ~   3.15%, 02/09/06                                   27,400          27,400

       LOS ANGELES
  +~@/ GO Bonds Series 2004A
         3.53%, 01/07/06                                    9,000           9,000
  +~@/ GO Refunding Bonds
         Series 1998A
         3.53%, 01/07/06                                    4,150           4,150
    +@ M/F Housing RB (Beverly
         Park Apts) Series 1988A
         3.55%, 01/07/06                                   34,000          34,000
    +@ M/F Housing RB (Channel
         Gateway Apts) Series 1989B
         3.54%, 01/07/06                                   32,265          32,265
    +@ M/F Housing RB (Fountain
         Park Phase II) Series 2000B
         3.60%, 01/05/06                                   14,185          14,185
    +@ M/F Housing RB Series 1985K
         3.45%, 01/07/06                                      852             852
    +@ M/F Housing Refunding RB
         (Tri-City) Series 2001I
         3.55%, 01/07/06                                      600             600
  +~@/ Special Tax Bonds (Community
         Facilities District No. 4-Playa
         Vista) Series 2003
         3.53%, 01/07/06                                    9,330           9,330
       TRAN Series 2005
         2.68%, 06/30/06                                  100,000         100,634
       TRAN Series 2005
         3.19%, 06/30/06                                   20,000          20,074

       LOS ANGELES CNTY
       2005-06 TRAN Series A
         2.54%, 06/30/06                                   44,750          45,064
       2005-06 TRAN Series A
         2.75%, 06/30/06                                    2,250           2,263

       LOS ANGELES CNTY CAPITAL
         ASSET LEASING CORP
     + Lease Revenue CP Notes
         3.17%, 01/13/06                                   25,000          25,000

       LOS ANGELES CNTY METROPOLITAN
       TRANSPORTATION AUTH
  +~@/ Sales Tax RB Series 1997A
         3.53%, 01/07/06                                   23,830          23,830
       Second Subordinate Sales Tax
         Revenue CP Series A
     +   3.10%, 02/06/06                                   11,349          11,349
     +   3.15%, 02/07/06                                   36,650          36,650
  +~@/ Sr Sales Tax RB Series 2001A
         3.52%, 01/07/06                                   12,600          12,600
  +~@/ Sr Sales Tax Refunding RB
         Series 2001B
         3.55%, 01/07/06                                   24,750          24,750

       LOS ANGELES COMMUNITY
       COLLEGE DISTRICT
  +~@/ GO Refunding Bonds (2001
         Election) Series 2005A
         3.53%, 01/07/06                                    8,000           8,000

       LOS ANGELES COMMUNITY
       REDEVELOPMENT AGENCY
  +~@/ Lease RB (Vermont Manchester
         Social Services) Series 2005
         3.55%, 01/07/06                                   16,195          16,195


                                                         See financial notes. 19

    SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

    PORTFOLIO HOLDINGS continued

       ISSUER                                         FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
    +@ M/F Housing RB (Metropolitan
         Lofts Apts) Series 2002A
         3.58%, 01/05/06                                   17,750          17,750
    +@ M/F Housing RB (Wilshire
         Station Apts) Series 2003A
         3.76%, 01/03/06                                    3,500           3,500

       LOS ANGELES DEPT OF WATER
       AND POWER
  +~@/ Power Supply RB Series 2005A-1
         3.55%, 01/07/06                                   58,340          58,340
  +~@/ Power System RB Series 2001A
         3.55%, 01/07/06                                   24,750          24,750
       Power System RB Series 2001A-1
  +~@/   3.54%, 01/07/06                                   15,000          15,000
   ~@/   3.55%, 01/07/06                                    7,120           7,120
  +~@/ Power System RB
         Series 2005A-2
         3.53%, 01/05/06                                   20,800          20,800
       Power System Revenue CP Notes
     ~   3.08%, 02/07/06                                    8,000           8,000
     ~   3.10%, 02/07/06                                   49,000          49,000
     ~   3.10%, 02/08/06                                   30,000          30,000
     ~   3.13%, 02/08/06                                   40,000          40,000
  +~@/ Water System RB Series 2001A
         3.53%, 01/07/06                                   12,707          12,707
  +~@/ Water Works RB Series 1999
         3.53%, 01/07/06                                   22,090          22,090

       LOS ANGELES HARBOR
  +~@/ Refunding RB Series 2005 A&B
         3.53%, 01/07/06                                   22,935          22,935

       LOS ANGELES MUNICIPAL
       IMPROVEMENT CORP
       Lease Revenue TECP Series A-1
     +   2.79%, 01/18/06                                    5,000           5,000
     +   3.08%, 02/07/06                                   19,481          19,481
     +   3.13%, 02/08/06                                    5,000           5,000

       LOS ANGELES UNIFIED SD
  +~@/ 2005 GO Refunding Bonds
         Series A-1
         3.53%, 01/07/06                                    8,765           8,765
  +~@/ 2005 GO Refunding Bonds
         Series A-2
         3.53%, 01/07/06                                   12,665          12,665
       2005-06 TRAN Series A
         2.66%, 10/18/06                                   50,000          50,613
         2.94%, 10/18/06                                   67,185          67,864
  +~@/ GO Bonds (Election of 2002)
         Series 2003A
         3.54%, 01/07/06                                   20,790          20,790
       GO Bonds (Election of 2004)
         Series 2005E
         4.00%, 07/01/06                                    6,000           6,037
  +~@/ GO Bonds Series 1999C
         3.51%, 01/07/06                                   16,400          16,400
  +~@/ GO Refunding Bonds
         Series 2005A-1
         3.54%, 01/07/06                                   14,565          14,565
  +~@/ GO Refunding Bonds
         Series 2005A-2
         3.55%, 01/07/06                                   17,400          17,400

       LOS ANGELES WASTEWATER SYSTEM
  +~@/ RB Series 1998A
         3.53%, 01/07/06                                   17,000          17,000
  +~@/ Refunding RB Series 2002A
         3.53%, 01/07/06                                   12,245          12,245

       MADERA CNTY
    +@ Lease RB (Madera Municipal
         Golf Course Refinancing)
         Series 1993
         3.46%, 01/07/06                                    2,945           2,945

       MADERA IRRIGATION FINANCING AUTH
   +~@ Water RB Series 2005A
         3.75%, 01/03/06                                    4,400           4,400

       MARTINEZ
    +@ M/F Housing Refunding RB
         (Muirwood Garden Apts)
         Series 2003A
         3.50%, 01/04/06                                    6,800           6,800

       MT SAN ANTONIO COMMUNITY
       COLLEGE DISTRICT
  +~@/ GO Bonds (2001 Election)
         Series 2004B
         3.52%, 01/07/06                                   13,140          13,140

       OAKLAND
  +~@/ Insured RB (180 Harrison
         Foundation) Series 1999A
         3.53%, 01/07/06                                    4,500           4,500

       OCEANSIDE
    +@ M/F Mortgage RB (Riverview
         Springs Apts) Series 1990A
         3.54%, 01/07/06                                   14,570          14,570


 20 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

       ISSUER                                         FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
       OHLONE COMMUNITY COLLEGE
       DISTRICT
  +~@/ GO Bonds (Election of 2002)
         Series B
         3.53%, 01/07/06                                   10,000          10,000

       ORANGE CNTY
    +@ Apartment Development
         Refunding RB (Villas Aliento)
         Series 1998E
         3.50%, 01/07/06                                    4,500           4,500
    +@ COP (Florence Crittenton
         Services) Series 1990
         3.37%, 01/07/06                                    4,900           4,900

       ORANGE CNTY LOCAL TRANSPORTATION
       AUTH
     + Sales Tax Revenue CP Notes
         3.11%, 02/09/06                                   29,100          29,100

       ORANGE CNTY SANITATION DISTRICT
  +~@/ COP Series 2003
         3.53%, 01/07/06                                    2,132           2,132
    ~@ Refunding COP Series 2000A
         3.62%, 01/07/06                                    3,500           3,500
    ~@ Refunding COP Series 2000B
         3.62%, 01/07/06                                    7,700           7,700

       PALO ALTO UNIFIED SD
   ~@/ GO Bonds (Election of 1995)
         Series B
         3.53%, 01/04/06                                    6,000           6,000

       PETALUMA COMMUNITY
       DEVELOPMENT COMMISSION
    +@ M/F Housing RB (Oakmont)
         Series 1996A
         3.58%, 01/07/06                                    3,350           3,350

       PETALUMA SD
       TRAN Series 2005
         2.58%, 07/06/06                                    4,020           4,048

       PINOLE REDEVELOPMENT AGENCY
    +@ M/F Housing RB (East Bluff
         Apts) Series 1998A
         3.60%, 01/07/06                                    4,959           4,959

       PITTSBURG REDEVELOPMENT AGENCY
   +~@ Subordinate Tax Allocation Bonds
         (Los Medanos Community
         Development) Series 2004A
         3.75%, 01/07/06                                    1,700           1,700

       PLEASANT HILL
    +@ M/F Mortgage RB (Brookside
         Apts) Series 1988A
         3.34%, 01/07/06                                    4,200           4,200

       PLEASANTON
    +@ M/F Housing RB (Busch Senior
         Housing) Series 2003A
         3.55%, 01/07/06                                   13,360          13,360

       PORT OF OAKLAND
     + CP Series D
         3.12%, 02/08/06                                   62,213          62,213
       RB Series 2000K
  +~@/   3.58%, 01/04/06                                   15,000          15,000
  +~@/   3.56%, 01/07/06                                   22,995          22,995
  +~@/ RB Series 2002L
         3.56%, 01/07/06                                   13,000          13,000

       RANCHO SANTIAGO COMMUNITY
       COLLEGE DISTRICT
  +~@/ GO Bonds (Election of 2002)
         Series B
         3.54%, 01/07/06                                   10,000          10,000

       REDWOOD CITY
    +@ COP (City Hall) Series 1998
         3.55%, 01/07/06                                    5,125           5,125

       RICHMOND
    +@ M/F Housing RB (Baycliff Apts)
         Series 2004A
         3.55%, 01/07/06                                   28,800          28,800

       RIVERSIDE CNTY
     + Transportation Commission CP
         Notes (Limited Tax Bonds)
         3.10%, 02/06/06                                   10,904          10,904

       RIVERSIDE CNTY HOUSING AUTH
    +@ M/F Housing RB (Victoria
         Springs Apts) Series 1989C
         3.54%, 01/07/06                                    9,000           9,000

       ROSEVILLE JOINT UNION HIGH SD
   +~@ COP Series 2003
         3.55%, 01/07/06                                    5,935           5,935


                                                         See financial notes. 21

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                         FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
       SACRAMENTO AREA FLOOD CONTROL AGENCY
  +~@/ Bonds (North Area Local Project
         Capital Assessment District
         No. 2) Series 2005
         3.53%, 01/07/06                                    7,465           7,465

       SACRAMENTO CNTY
       2005 TRAN Series A
         4.00%, 07/10/06                                    4,470           4,499
    +@ Special Facilities Airport RB
         (Cessna Aircraft Co)
         Series 1998
         3.51%, 01/07/06                                    3,300           3,300

       SACRAMENTO CNTY HOUSING AUTH
    +@ M/F Housing RB (Carlton Plaza
         Senior Apts) Series 2003E
         3.58%, 01/07/06                                   14,000          14,000
    +@ M/F Housing RB (Hastings Park
         Apts) Series 2004G
         3.55%, 01/07/06                                   16,500          16,500
    +@ M/F Housing RB (Hidden Oaks
         Apts) Series 1999C
         3.55%, 01/07/06                                    6,300           6,300
    +@ M/F Housing Refunding RB
         (Chesapeake Commons Apts)
         Series 2001C
         3.54%, 01/07/06                                   28,000          28,000

       SACRAMENTO CNTY SANITATION
       DISTRICT
   ~@/ RB Series 2000A
         3.53%, 01/07/06                                    6,090           6,090

       SACRAMENTO FINANCE AUTH
  +~@/ Refunding RB (Solid Waste,
         Redevelopment and Master
         Lease Program) Series 2005
         3.53%, 01/07/06                                   16,810          16,810

       SACRAMENTO HOUSING AUTH
    +@ M/F Housing RB (Atrium Court
         Apts) 2002G
         3.55%, 01/07/06                                   17,200          17,200
    +@ M/F Housing RB (St Anton
         Building Apts) Series 2003I
         3.55%, 01/07/06                                    8,000           8,000

       SACRAMENTO REDEVELOPMENT
       AGENCY
    +@ M/F Housing RB (18th and L
         Apts) Series 2002E
         3.55%, 01/05/06                                   21,075          21,075

       SAN DIEGO CNTY AND SD POOL
       PROGRAM
       TRAN Series 2005A
         2.53%, 07/14/06                                   45,000          45,319

       SAN DIEGO CNTY REGIONAL AIRPORT AUTH
  +~@/ Refunding RB Series 2005
         3.56%, 01/07/06                                    5,910           5,910

       SAN DIEGO COMMUNITY COLLEGE
       DISTRICT
       GO Bonds (Election of 2002)
         Series 2005
  +~@/   3.53%, 01/07/06                                    5,275           5,275
  +~@/   3.55%, 01/07/06                                   25,600          25,600
  +~@/ GO Series 2005
         3.53%, 01/07/06                                   17,495          17,495

       SAN DIEGO HOUSING AUTH
    +@ M/F Housing RB (Delta Village
         Apts) Series 2005A
         3.54%, 01/07/06                                    9,000           9,000
    +@ M/F Housing RB (Hillside
         Garden Apts) Series 2004B
         3.55%, 01/07/06                                   13,595          13,595
    +@ M/F Mortgage Refunding RB
        (Creekside Villa Apts)
         Series 1999B
         3.54%, 01/07/06                                    6,000           6,000

       SAN DIEGO UNIFIED SD
       2005-2006 TRAN Series A
         2.64%, 07/24/06                                   60,000          60,444
  +~@/ GO Bonds Series 2002D
         3.52%, 01/07/06                                   12,280          12,280
  +~@/ GO Bonds Series 2003E
         3.52%, 01/07/06                                   21,665          21,665

       SAN FRANCISCO AIRPORTS
       COMMISSION
  +~@/ Second Series RB (San Francisco
         International Airport)
         Series 18B
         3.53%, 01/07/06                                   16,255          16,255
  +~@/ Second Series RB (San Francisco
         International Airport)
         Series 24A
         3.58%, 01/07/06                                   12,670          12,670

       SAN FRANCISCO CITY AND CNTY
   +~@ GO Bonds (Laguna Honda
         Hospital-1999) Series 2005D
         3.45%, 01/07/06                                   3,100           3,100


 22 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

       ISSUER                                         FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
  +~@/ GO Bonds Series 2005 F&G
         3.53%, 01/07/06                                    5,000           5,000
   +@  M/F Housing RB (Carter Terrace
         Apts) Series 2002B
         3.54%, 01/07/06                                    2,700           2,700
    +@ M/F Housing Refunding RB
         (City Heights Apts)
         Series 1997A
         3.61%, 01/04/06                                   19,800          19,800

       SAN FRANCISCO CITY AND CNTY
       REDEVELOPMENT AGENCY
    +@ M/F Housing RB (Derek Silva
         Community) Series 2002D
         3.54%, 01/07/06                                    5,900           5,900
    +@ M/F Housing RB (Notre Dame
         Apts) Series 2000G
         3.50%, 01/04/06                                   14,200          14,200
    +@ M/F Housing RB (Ocean Beach
         Apts) Series 2001B
         3.64%, 01/04/06                                    7,135           7,135
    +@ M/F Housing Refunding RB
         (Fillmore Center)
         Series 1992A-2
         3.51%, 01/07/06                                    3,750           3,750

       SAN FRANCISCO CNTY
       TRANSPORTATION AUTH
       CP Series A&B
     ~   2.89%, 01/10/06                                   10,000          10,000
     ~   3.00%, 01/11/06                                   12,500          12,500
     ~   3.10%, 02/09/06                                   27,500          27,500
     ~   3.10%, 02/14/06                                    7,200           7,200

       SAN FRANCISCO UNIFIED SD
  +~@/ GO Bonds (Election of 2003)
         Series 2005B
         3.53%, 01/07/06                                    9,810           9,810
  +~@/ GO Bonds (Prop A, Election of
         2003) Series 2005B
         3.55%, 01/07/06                                    2,645           2,645

       SAN GABRIEL VALLEY COUNCIL OF
       GOVERNMENTS
     + GAN (Alameda Corridor-East
         Construction)
         3.10%, 02/09/06                                   37,400          37,400

       SAN JOSE
  +~@/ GO Bonds (Libraries, Parks and
         Public Safety) Series 2002
         3.53%, 01/07/06                                   11,223          11,223
    +@ M/F Housing RB (Almaden
         Family Apts) Series 2003D
         3.55%, 01/07/06                                    5,000           5,000
    +@ M/F Housing RB (Almaden
         Lake Village Apts)
         Series 1997A
         3.54%, 01/07/06                                   20,400          20,400
    +@ M/F Housing RB (Betty
         Anne Gardens Apts)
         Series 2002A
         3.54%, 01/07/06                                    7,510           7,510
    +@ M/F Housing RB (El Paseo
         Apts) Series 2002B
         3.54%, 01/07/06                                    5,145           5,145
    +@ M/F Housing RB (Raintree
         Apts) Series 2005A
         3.54%, 01/07/06                                   10,500          10,500
    +@ M/F Housing RB (Siena at
         Renaissance Square Apts)
         Series 1996A
         3.55%, 01/07/06                                   21,500          21,500

       SAN JOSE FINANCING AUTH
   +~@ Lease RB (Land Acquisition)
         Series 2005B
         3.55%, 01/07/06                                   12,845          12,845

       SAN JOSE REDEVELOPMENT
       AGENCY
    +@ M/F Housing RB (101 San
         Fernando Apts)
         Series 1998A
         3.50%, 01/04/06                                   38,000          38,000
    +@ Tax Allocation Bonds (Merged
         Area Redevelopment)
         Series 2005C
         3.51%, 01/07/06                                   16,575          16,575
    +@ Tax Allocation Bonds (Merged
         Area Redevelopment)
         Series 2005D
         3.50%, 01/07/06                                   10,000          10,000
       Tax Allocation Refunding Bonds
         (Merged Area Redevelopment)
         Series 2005A
  +~@/   3.53%, 01/07/06                                   16,490          16,490
  +~@/   3.54%, 01/07/06                                   12,695          12,695


                                                         See financial notes. 23

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                         FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
       SAN JOSE-EVERGREEN COMMUNITY
       COLLEGE DISTRICT
  +~@/ GO Bonds (Election of 2004)
         Series A
         3.55%, 01/07/06                                   10,755          10,755

       SAN MARCOS REDEVELOPMENT
       AGENCY
    +@ M/F Housing RB (Grandon
         Village) Series 2002A
         3.46%, 01/07/06                                   13,500          13,500

       SAN MATEO CNTY TRANSIT DISTRICT
       Limited Tax Refunding Bonds
         Series 2005A
  +~@/   3.53%, 01/07/06                                    8,765           8,765
  +~@/   3.54%, 01/07/06                                   15,755          15,755

       SANTA BARBARA CNTY
       2005-2006 TRAN Series A
         2.63%, 07/25/06                                   28,500          28,713

       SANTA CLARA CNTY HOUSING AUTH
    +@ M/F Housing RB (Monte Vista
         Terrace Apts) Series 2005C
         3.60%, 01/07/06                                    7,000           7,000

       SANTA FE SPRINGS IDA
    +@ IDRB (Tri-West) Series 1983
         3.10%, 01/30/06                                    4,000           4,000

       SANTA ROSA
    +@ Wastewater Refunding RB
         Series 2004A
         3.55%, 01/07/06                                   24,000          24,000

       SANTA ROSA HOUSING AUTH
    +@ M/F Housing RB (Quail Run
         Apts) Series 1997A
         3.63%, 01/07/06                                    8,380           8,380

       SIERRA JOINT COMMUNITY COLLEGE
       DISTRICT
  +~@/ GO Bonds (School Facilities
         Improvement District No.1 &
         2-Election of 2004) Series A
         3.53%, 01/07/06                                   12,460          12,460

       SONOMA CNTY JUNIOR COLLEGE
       DISTRICT
       GO Bonds (Election of 2002)
         Series B
  +~@/   3.53%, 01/07/06                                   19,790          19,790
  +~@/   3.53%, 01/07/06                                    6,420           6,420

       SOUTH COAST LOCAL EDUCATION
       AGENCIES
       Pooled TRAN Series 2005A
         3.22%, 06/30/06                                   35,000          35,123
       Pooled TRAN Series 2005A
         3.04%, 06/30/06                                   15,000          15,067

       SOUTH PLACER WASTEWATER AUTH
   +~@ RB Series B
         3.50%, 01/07/06                                    5,200           5,200

       SOUTH SAN FRANCISCO
    +@ M/F Housing RB (Magnolia
         Plaza Apts) Series 1987A
         3.54%, 01/07/06                                    5,500           5,500

       SOUTHERN CALIFORNIA HFA
    ~@ S/F Mortgage RB
         Series 2004A
         3.53%, 01/07/06                                   24,500          24,500
    ~@ S/F Mortgage RB
         Series 2004B
         3.53%, 01/07/06                                   15,960          15,960

       SOUTHERN CALIFORNIA
       METROPOLITAN WATER DISTRICT
    ~@ RB Series 2005B-2
         3.50%, 01/05/06                                    6,000           6,000
    ~@ Refunding RB Series 2001B-1
         3.45%, 01/07/06                                    3,000           3,000
    ~@ Water RB Series 2001C-2
         3.75%, 01/07/06                                    9,400           9,400

       SOUTHERN CALIFORNIA PUBLIC POWER AUTH
  +~@/ Refunding RB (San Juan
         Power-Unit 3) Series 2005A
         3.55%, 01/07/06                                    6,250           6,250

       STOCKTON
    +@ Special Tax Bonds (Arch Road
         East Community Facilities
         District No. 99-02)
         Series 1999
         3.51%, 01/07/06                                    1,100           1,100

       SUNNYVALE
   +~@ COP (Government Center Site
         Acquisition) Series 2001A
         3.48%, 01/07/06                                    7,095           7,095

       SWEETWATER UNION HIGH SD
  +~@/ GO Bonds (Election of 2000)
         Series C
         3.53%, 01/07/06                                   19,020          19,020


24 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

       ISSUER                                         FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
       UNIVERSITY OF CALIFORNIA
  +~@/ General RB Series 2003A
         3.53%, 01/07/06                                   17,270          17,270
       General RB Series 2005F
  +~@/   3.53%, 01/07/06                                   11,515          11,515
  +~@/   3.53%, 01/07/06                                   10,904          10,904
  +~@/ General RB Series G
         3.53%, 01/07/06                                   18,070          18,070
       Limited Project RB
         Series 2005B
   +~@   3.55%, 01/04/06                                    7,000           7,000
   ~@/   3.54%, 01/07/06                                   12,200          12,200
   ~@/ RB (Multiple Purpose)
         Series K
         3.55%, 01/07/06                                   19,430          19,430
  +~@/ RB (Multiple Purpose)
         Series O
         3.53%, 01/07/06                                    7,495           7,495

       VENTURA CNTY
       TRAN Series 2005-06
         2.54%, 07/03/06                                   50,000          50,357

       VICTOR VALLEY COMMUNITY
       COLLEGE DISTRICT
    +@ COP Series 1997
         3.55%, 01/07/06                                   50,275          50,275

       WESTERN PLACER UNIFIED SD
    +@ COP (School Facilities)
         Series 2003
         3.55%, 01/07/06                                    8,600           8,600

       WESTMINISTER REDEVELOPMENT
       AGENCY
    +@ M/F Housing RB (Brookhurst
         Royale Senior Assisted Living)
         Series 2000A
         3.60%, 01/07/06                                    7,700           7,700
   +~@ Tax Allocation Refunding RB
         (Commercial Redevelopment
         Project No.1) Series 1997
         3.55%, 01/07/06                                    1,500           1,500

       WESTMINSTER
   +~@ COP (Civic Center Refunding)
         Series 1998A
         3.55%, 01/07/06                                    3,175           3,175
                                                                      -----------
                                                                        7,231,805
       PUERTO RICO 2.0%

       PUERTO RICO
  +~@/ Public Improvement Bonds
         Series 2000
         3.50%, 01/07/06                                    2,700           2,700
  +~@/ Public Improvement Bonds
         Series 2001A
         3.53%, 01/07/06                                      200             200
  +~@/ Public Improvement Bonds
         Series 2001B
         3.54%, 01/07/06                                    2,295           2,295
  +~@/ Public Improvement Refunding
         Bonds Series 2002A
         3.61%, 01/07/06                                    4,995           4,995
  +~@/ Public Improvement and
         Refunding Bonds Series 2000
         3.51%, 01/07/06                                    2,835           2,835
     + TRAN Series 2006
         3.23%, 07/28/06                                   50,000          50,356

       PUERTO RICO ELECTRIC POWER AUTH
       RB Series HH
  +~@/   3.54%, 01/07/06                                    6,565           6,565
  +~@/   3.54%, 01/07/06                                    5,000           5,000
  +~@/ RB Series II
         3.54%, 01/07/06                                    7,405           7,405
  +~@/ Refunding RB Series SS
         3.54%, 01/07/06                                    4,045           4,045

       PUERTO RICO HIGHWAY AND
       TRANSPORTATION AUTH
  +~@/ Highway Refunding RB
         Series BB
         3.52%, 01/07/06                                    1,630           1,630
  +~@/ RB Series 2000B
         3.51%, 01/07/06                                    4,945           4,945
  +~@/ RB Series G and Subordinated
         RB Series 2003
         3.54%, 01/07/06                                    9,380           9,380
  +~@/ RB Series Y
         3.50%, 01/07/06                                    1,700           1,700
  +~@/ Refunding RB Series AA
         3.54%, 01/07/06                                    3,995           3,995
       Transportation Refunding RB
         Series L
  +~@/   3.52%, 01/07/06                                    4,640           4,640
  +~@/   3.53%, 01/07/06                                   12,170          12,170
  +~@/   3.55%, 01/07/06                                    1,700           1,700


                                                         See financial notes. 25

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

       ISSUER                                         FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
       PUERTO RICO HOUSING FINANCE CORP
  +~@/ Homeownership Mortgage RB
         Series 2000A
         3.53%, 01/07/06                                      155             155
       M/F Mortgage RB Portfolio A
         Series I
  +~@/   3.55%, 01/07/06                                    3,805           3,805
  +~@/   3.55%, 01/07/06                                    2,750           2,750

       PUERTO RICO INFRASTRUCTURE
       FINANCING AUTH
  +~@/ Special Tax RB Series 1997A
         3.50%, 01/07/06                                    3,290           3,290
  +~@/ Special Tax RB Series 2005A
         3.50%, 01/07/06                                      840             840
       Special Tax Refunding RB
         Series 2005C
  +~@/   3.52%, 01/07/06                                       15              15
  +~@/   3.54%, 01/07/06                                    4,700           4,700

       PUERTO RICO PUBLIC BUILDINGS
       AUTH
  +~@/ Refunding RB Series L
         3.54%, 01/07/06                                    6,545           6,545
                                                                       ----------
                                                                          148,656

END OF INVESTMENTS.


26 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of December 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                $7,380,461 a
Cash                                                                      1,000
Receivables:
   Fund shares sold                                                      14,123
   Interest                                                              49,483
Prepaid expenses                                                   +        133
                                                                   -------------
TOTAL ASSETS                                                          7,445,200

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                  18,911
   Investment bought                                                     50,589
   Dividends to shareholders                                              1,389
   Investment adviser and administrator fees                                132
   Transfer agent and shareholder service fees                              202
   Trustees' fees                                                            13
Accrued expenses                                                   +        229
                                                                   -------------
TOTAL LIABILITIES                                                        71,465

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          7,445,200
TOTAL LIABILITIES                                                  -     71,465
                                                                   -------------
NET ASSETS                                                           $7,373,735

NET ASSETS BY SOURCE
Capital received from investors                                       7,376,205
Net realized capital losses                                              (2,470)

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                           SHARES
SHARE CLASS                        NET ASSETS    /    OUTSTANDING    =      NAV
Sweep Shares                       $4,134,154           4,136,072         $1.00
Value Advantage Shares             $3,239,581           3,240,248         $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $7,380,461. Includes restricted but deemed liquid securities comprised of 144A securities worth $2,413,318 or 32.7% of the fund's total net assets. During the reporting period, the fund had $1,525,715 in transactions with other Schwab Funds(R).

  FEDERAL TAX DATA
  ------------------------------------------
  COST BASIS OF PORTFOLIO        $7,380,461

  UNUSED CAPITAL LOSSES:

  Expires 12/31 of:            Loss amount:
    2008                               $955
    2011                                508
    2012                                397
    2013                       +        610
                               -------------
                                     $2,470

  RECLASSIFICATIONS:

  Net realized capital losses            $9
  Reclassified as:
  Net investment income not
    yet distributed                     $(9)


                                                         See financial notes. 27

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

Statement of
OPERATIONS
For January 1, 2005 through December 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                              $170,591

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized losses on investments sold                                   (619)

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                               25,165 a
Transfer agent and shareholder service fees:
   Sweep Shares                                                         18,454 b
   Value Advantage Shares                                                6,608 b
Trustees' fees                                                              50 c
Custodian and portfolio accounting fees                                    545
Professional fees                                                           56
Registration fees                                                           63
Shareholder reports                                                        177
Other expenses                                                     +        72
                                                                   ------------
Total expenses                                                          51,190
Expense reduction                                                  -    11,018 d
                                                                   ------------
NET EXPENSES                                                            40,172

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                170,591
NET EXPENSES                                                       -    40,172
                                                                   ------------
NET INVESTMENT INCOME                                                  130,419
NET REALIZED LOSSES                                                +      (619)
                                                                   ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                $129,800
                                                                   ------------

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets as follows:

  TRANSFER AGENT SERVICES:
                               % OF AVERAGE
  SHARE CLASS              DAILY NET ASSETS
  -----------------------------------------
  Sweep Shares                         0.25
  Value Advantage Shares               0.05

  SHAREHOLDER SERVICES:
                               % OF AVERAGE
  SHARE CLASS              DAILY NET ASSETS
  -----------------------------------------
  Sweep Shares                         0.20
  Value Advantage Shares               0.17

  These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $9,788 from the investment adviser (CSIM) and $1,230 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the annual operating expenses through April 29, 2006, as follows:

                               % OF AVERAGE
  SHARE CLASS              DAILY NET ASSETS
  -----------------------------------------
  Sweep Shares                         0.65
  Value Advantage Shares               0.45

  This limit excludes interest, taxes and certain non-routine expenses.


28 See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                           1/1/05-12/31/05      1/1/04-12/31/04
Net investment income                             $130,419              $47,590
Net realized losses                        +          (619)                (431)
                                           -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS             129,800               47,159

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Sweep Shares                                        71,464               24,386
Value Advantage Shares                     +        58,952               23,164
                                           -------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME         130,416               47,550  a

TRANSACTIONS IN FUND SHARES b
--------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                    18,372,058           15,986,392
Value Advantage Shares                     +     4,453,975            3,464,257
                                           -------------------------------------
TOTAL SHARES SOLD                               22,826,033           19,450,649

SHARES REINVESTED
Sweep Shares                                        70,262               23,979
Value Advantage Shares                     +        52,187               20,603
                                           -------------------------------------
TOTAL SHARES REINVESTED                            122,449               44,582

SHARES REDEEMED
Sweep Shares                                   (18,455,404)         (16,031,992)
Value Advantage Shares                     +    (4,091,191)          (3,720,576)
                                           -------------------------------------
TOTAL SHARES REDEEMED                          (22,546,595)         (19,752,568)

NET TRANSACTIONS IN FUND SHARES                    401,887             (257,337) c

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                              6,972,464            7,230,192
Total increase or decrease                 +       401,271             (257,728) d
                                           -------------------------------------
END OF PERIOD                                   $7,373,735           $6,972,464  e

  Unless stated, all numbers x 1,000.

a 100% of the funds dividends for the current and prior periods are tax-exempt interest dividends.

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents shares sold plus shares reinvested, minus shares redeemed.

d Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes net investment income not yet distributed in the amount of $-- and $6 at the end of the current and prior period, respectively.


                                                         See financial notes. 29

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS TWO SHARE CLASSES: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the fund's investments are described in sections earlier in this report. However, there are certain other fund operations and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other Schwab Funds when practical. When

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund
   Schwab Municipal Money Fund
   SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Massachusetts Municipal Money Fund
   Schwab Retirement Advantage Money Fund
   Schwab Investor Money Fund
   Schwab Advisor Cash Reserves
   Schwab Cash Reserves

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through the trust to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing for the fund during the period.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purpose primarily due to differing treatments of wash sale losses and market discount.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If the fund buys a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity using the effective interest rate method. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

EXPENSES that are specific to the fund or a class are charged directly to the fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab California Municipal Money Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab California Municipal Money Fund (one of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Fund") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, California
February 14, 2006

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab California Municipal Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

INTERIM APPROVAL, MAY 2005. At the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement on an interim basis through September 30, 2005. In connection with the interim approval of the Agreement, the Board requested that CSIM prepare responses to certain questions outlined below in advance of the next regularly scheduled Board meeting. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' investors are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported interim renewal of the Agreement.

   FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund. The Board noted that certain funds, including the California Municipal Money Fund -- Sweep Shares, had lower performance relative to their respective peer groups than other funds, and inquired as to the underlying reasons for this relative performance. The Board also requested that CSIM evaluate the reasons for such funds' relative performance, consider appropriate measures to address the performance and report the results of their findings at the next Board meeting. Following such evaluation, and based upon CSIM's agreement to perform such analyses, etc. relating to performance, the Board concluded, within the context of its full deliberations, that the performance of the funds supported interim renewal of the Agreement.

   FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported interim renewal of the Agreement.

   PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported interim renewal of the Agreement.

   ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the interim continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

SUBSEQUENT CONTINUATION, AUGUST 2005. At the August 31, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the continuation of the Agreement through June 30, 2006. This approval extended the interim approval of the Agreement by the Board, which had taken place on May 24, 2005 and is discussed above. In connection with the approval of the Agreement, the Board considered additional information provided by CSIM in response to the Board's requests at the May 24, 2005 meeting, as well as reconsidered the information provided and factors considered at prior meetings including, with respect to the Schwab California Municipal Money Fund, commitments by CSIM to reduce the guaranteed overall expense ratio for the Sweep Share Classes of the Schwab California Municipal Money Fund by three basis points between May 1, 2006 and May 1, 2008. The Board concluded that the information provided at the meeting supported continuation of the Agreement. In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME AND
YEAR OF BIRTH          TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER     2000 (all trusts).         Chairman, JDN Corp. Advisory LLC (real estate). Until 2001: Special Advisor to the
1960                                              President, Stanford University. From 1996-2001: Vice President of Business
                                                  Affairs, Chief Financial Officer, Stanford University.

                                                  Ms. Byerwalter is on the Boards of Stanford University, America First Cos.
                                                  (venture capital/fund management), Redwood Trust, Inc. (mortgage finance),
                                                  Stanford Hospitals and Clinics, SRI International (research), PMI Group, Inc.
                                                  (mortgage insurance), Lucile Packard Children's Hospital, Pacific Life Insurance
                                                  Company (insurance), Laudus Trust and Laudus Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex. 2

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex.

INDEPENDENT TRUSTEES continued

NAME AND
YEAR OF BIRTH          TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD      Family of Funds, 1989;     Chief Executive Officer, Dorward & Associates (corporate management, marketing and
1931                   Investments, 1991;         communications consulting). Until 1999: Executive Vice President, Managing
                       Capital Trust, 1993;       Director, Grey Advertising. Until 1996: President, Chief Executive Officer, Allen
                       Annuity Portfolios, 1994.  & Dorward Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER      2000 (all trusts).         Dean Emeritus of the Haas School of Business, University of California, Berkeley.
1941                                              Until 2/04, Co-Chief Executive Officer, Aphton Corporation (bio-pharmaceuticals).
                                                  Prior to 8/98, Dean of the Haas School of Business, University of California,
                                                  Berkeley (higher education).

                                                  Mr. Hasler is on the Boards of Aphton Corporation (bio-pharmaceuticals), Mission
                                                  West Properties (commercial real estate), Stratex Networks (network equipment),
                                                  TOUSA (home building), Genitope Corp. (bio-pharmaceuticals), Laudus Trust and
                                                  Laudus Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex. 3 Non-Executive
                                                  Chairman, Solectron Corporation (manufacturing).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES       Family of Funds, 1989;     Chairman, Chief Executive Officer, Director, Semloh Financial, Inc. (international
1931                   Investments, 1991;         financial services and investment advisory firm).
                       Capital Trust, 1993;
                       Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH        2000 (all trusts).         Since 1990, Chairman and Chief Executive Officer and founder of Smith Graham & Co.
1950                                              (investment advisors).

                                                  Mr. Smith is on the Board of Cooper Industries (electrical products, tools and hardware); Chairman, Texas Southern University Foundation; Executive Committee
                                                  and Board Member, MD Anderson Cancer Center; Chairman of the audit committee of
                                                  Northern Border Partners, M.L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS     Family of Funds, 1989;     Managing Partner, D.R. Stephens & Co. (investments). Until 1996: Chairman, Chief
1938                   Investments, 1991;         Executive Officer, North American Trust (real estate investment trust).
                       Capital Trust, 1993;
                       Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY      Family of Funds, 1989;     Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment
1943                   Investments, 1991;         and management, and other investments).
                       Capital Trust, 1993;
                       Annuity Portfolios, 1994.

3 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex.

INTERESTED TRUSTEES

NAME AND               TRUST POSITION(S);
YEAR OF BIRTH          TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 4    Chairman, Trustee:         Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation,
1937                   Family of Funds, 1989;     Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment
                       Investments, 1991;         Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer,
                       Capital Trust, 1993;       Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive
                       Annuity Portfolios, 1994.  Officer and Director, Schwab Holdings, Inc.; Director, U.S. Trust Company, N.A.,
                                                  U.S. Trust Corporation, United States Trust Company of New York. Until 5/03,
                                                  Co-Chief Executive Officer, The Charles Schwab Corporation.

                                                  Trustee, Charles and Helen Schwab Foundation; Chairman, All Kinds of Minds
                                                  Institute (education), Trustee, Stanford University; Chairman and Director,
                                                  Charles Schwab Foundation; Chairman of the Finance Committee, San Francisco Museum
                                                  of Modern Art.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 4      Trustee, 2005              Executive Vice President and President, Asset Management Products & Services,
1954                   (all trusts).              Charles Schwab & Co., Inc.; Director, Charles Schwab Asset Management (Ireland)
                                                  Limited. From 9/02 to 7/04, President and Chief Executive Officer, Charles Schwab
                                                  Investment Management, Inc. and Executive Vice President, Charles Schwab & Co.,
                                                  Inc. Prior to 9/02, President and Chief Investment Officer, American Century
                                                  Investment Management; Director, American Century Companies, Inc. Until 6/01,
                                                  Chief Investment Officer, Fixed Income, American Century Companies, Inc.

OFFICERS OF THE TRUST

NAME AND
YEAR OF BIRTH          TRUST OFFICE(S) HELD       MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER        President, Chief           Executive Vice President, President, Director, Charles Schwab Investment
1955                   Executive Officer          Management, Inc. Vice President, Laudus Trust and Laudus Variable Insurance Trust.
                       (all trusts).              Until 7/04: Senior Vice President, Asset Management Products & Services
                                                  Enterprise. Until 6/03: Executive Vice President, Chief Financial Officer, Chief
                                                  Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD        Senior Vice President,     Senior Vice President, Chief Investment Officer, Director, Charles Schwab
1955                   Chief Investment           Investment Management, Inc.; Chief Investment Officer, The Charles Schwab
                       Officer (all trusts).      Trust Co.

4 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of the Charles Schwab Corporation.

OFFICERS OF THE TRUST continued

NAME AND
YEAR OF BIRTH          TRUST OFFICE(S) HELD       MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS         Senior Vice President,     Senior Vice President and Chief Investment Officer, Fixed Income, Charles Schwab
1959                   Chief Investment           Investment Management, Inc. Until 6/04: Vice President and Senior Portfolio
                       Officer (all trusts).      Manager, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER       Senior Vice President,     Senior Vice President, Chief Investment Officer, Equities, Charles Schwab
1963                   Chief Investment           Investment Management, Inc.; Vice President, Chief Investment Officer, Laudus
                       Officer (all trusts).      Trust and Laudus Variable Insurance Trust. Until 5/04: Vice President and Senior
                                                  Portfolio Manager, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE       Chief Compliance           Senior Vice President, Institutional Compliance and Chief Compliance Officer,
1960                   Officer (all trusts).      Charles Schwab Investment Management, Inc.; Chief Compliance Officer, Laudus Trust
                                                  and Laudus Variable Insurance Trust. Until 9/03: Vice President, Charles Schwab &
                                                  Co., Inc. and Charles Schwab Investment Management, Inc. Until 2002: Vice
                                                  President, Internal Audit, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON         Secretary (all trusts).    Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab
1961                                              Investment Management, Inc.; Senior Vice President and Deputy General Counsel,
                                                  Charles Schwab & Co., Inc. Prior to 6/98, Branch Chief in Enforcement at U.S.
                                                  Securities and Exchange Commission in San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA         Treasurer, Principal       Senior Vice President and Chief Financial Officer, Charles Schwab Investment
1964                   Financial Officer          Management, Inc.; Director, Charles Schwab Asset Management (Ireland) Limited.
                       (all trusts).              From 12/99 to 11/04, Senior Vice President, Financial Reporting, Charles Schwab &
                                                  Co., Inc.

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor's, Fitch, Inc. and Moody's Investor Service, to rate their credit-worthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES  Adjustable convertible extendable security
BAN   Bond anticipation note
COP   Certificate of participation
GAN   Grant anticipation note
GO    General obligation
HDA   Housing Development Authority
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDRB  Industrial Development Revenue Bond
M/F   Multi-family
RAN   Revenue anticipation note
RB    Revenue bond
S/F   Single-family
TAN   Tax anticipation note
TECP  Tax-exempt commercial paper
TRAN  Tax and revenue anticipation note
VRD   Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate
     Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR26569-03

SCHWAB TAXABLE MONEY FUNDS

      ANNUAL REPORT
      December 31, 2005

      Schwab Government
      Money Fund(TM)

      Schwab U.S. Treasury
      Money Fund(TM)

      Schwab Value Advantage
      Money Fund(TM)


                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

   Management's Discussion .................................................   2

   Performance and Fund Facts ..............................................   5

   Fund Expenses ...........................................................   6

   Financial Statements
     Schwab Government Money Fund(TM) ...............................   7
     Schwab U.S. Treasury Money Fund(TM) ............................  14
     Schwab Value Advantage Money Fund(R) ...........................  20

   Financial Notes .........................................................  34

   Investment Advisory Agreement Approval ..................................  38

   Trustees and Officers ...................................................  41

   Glossary ................................................................  45

   Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

   Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I founded Schwab over thirty years ago to be a home for serious investors. That mission continues to guide us today as we constantly innovate on behalf of our clients. By continuing to provide the highest quality products and services--at a great price--we remain true to our heritage.

I take particular pride in the Schwab Funds. Founded over 15 years ago, they have grown to include more than 50 funds with over $140 billion in assets as of this report date. With a variety of investment strategies, Schwab Funds provide a range of innovative investment choices that can serve as a foundation for your asset allocation plan.

Schwab Funds is managed by Charles Schwab Investment Management, Inc., which currently ranks as one of the largest investment managers in the country. Our portfolio managers share a passion for market analysis and use some of the most sophisticated financial models available. I am proud of their depth of experience, which reflects an average tenure of more than 15 years in the investment industry. Furthermore, I am impressed with the commitment that our managers bring to the stewardship of the funds, for you, their shareholders.

We strive every day to warrant the trust you have placed in us; that will never change. Thank you for investing with us.

Sincerely,

/s/ Charles R. Schwab

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

MANAGEMENT'S DISCUSSION for the year ended December 31, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the annual report for your Schwab money fund for the year ended December 31, 2005. Although the period was marked by volatility, our money funds provided competitive yields as well as safety and stability.

I would like to take this opportunity to remind you that Schwab Funds offers a range of position-traded money funds that are available with a variety of minimums and investment strategies to meet your needs. These funds and share classes are available beginning with a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) and include both taxable and, for clients who are tax sensitive, tax-free investment strategies. To make these products even more convenient, we've recently reduced the subsequent investment minimum requirement from $5,000 to $500 on several of our Value Advantage Investments.

We continue to develop and manage Schwab Funds to help you achieve your goals and to provide an uncomplicated way to build a well-diversified portfolio. During the report period covered by this book, Schwab Funds launched seven new funds across varying investment styles and strategies.

In closing, I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.


2 Schwab Taxable Money Funds

[PHOTO OF LINDA KLINGMAN]

LINDA KLINGMAN, a vice president of the investment adviser and senior portfolio manager, has overall responsibility for the management of the Value Advantage Money Fund. She joined the firm in 1990 and has managed money market funds since 1988.

[PHOTO OF MIKE NEITZKE]

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the Value Advantage Money Fund. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial services industry as a portfolio manager.

THE INVESTMENT ENVIRONMENT AND THE FUND

Despite having witnessed a turbulent year in the news, the markets remained in a steady growth mode and ended the one-year report period with positive results. Oil prices hit highs never seen before and the Federal Reserve continued to raise short-term interest rates to curb inflationary pressures, raising the rates eight consecutive times in the one-year report period and bringing the benchmark rate up to 4.25%. The moves had a limited impact on overall economic growth, due primarily to the low level of rates from which the increases began.

Regardless of the concerns of high energy prices, which remained a significant headwind for economic performance throughout the period, corporate earnings remained strong throughout the year. Additionally, with the unemployment rate hovering around 5% and GDP growth around 3.5%, job and income growth remained positive and investors remained optimistic. Productivity gains and more restrictive monetary policy kept a lid on core inflation. The productivity gains, coupled with foreign investors buying large amounts of U.S. government securities, helped to contain increases in long-term interest rates. These conditions caused the dollar to rally, which took pressure off the price of imported goods.

The big news for the past two quarters was the impact of Hurricanes Katrina and Rita. The devastation caused by these storms was particularly heavy with respect to the energy infrastructures in the South. Oil prices rose sharply in the aftermath of the hurricanes, with crude oil peaking above $71 per barrel in early September, although softening oil demand and quick action by the federal government to release Strategic Petroleum Reserves led to a subsequent decline off that peak. During the fourth quarter, oil had dropped to as low as $58 a barrel, but then rebounded back to $64 as of the end of the period. While the full economic effect of the hurricanes remains unknown, the damage appears to be limited to the regions in the hurricanes' path and to the energy infrastructures in those areas.

Another significant event that happened during the report period was the appointment of Ben Bernanke to succeed Alan Greenspan as Chairman of the Federal Reserve Board. Although he had not yet been confirmed into office as of the end of the report period, Bernanke's experience on


                                                    Schwab Taxable Money Funds 3

MANAGEMENT'S DISCUSSION continued

[PHOTO OF KAREN WIGGAN]

KAREN WIGGAN, a vice president of the investment adviser and senior portfolio manager, has day-to-day responsibility for management of the Government Money and U.S. Treasury Money Funds. She joined the firm in 1987 and has worked in fixed income portfolio management since 1991.

the Federal Open Market Committee and his expertise in monetary economics has eased the concerns of the markets and caused investors to expect a smooth transition.

THE SCHWAB GOVERNMENT MONEY FUND took advantage of rising short-term interest rates and continued to increase its holdings of shorter-term discount notes and variable-rate securities. The interest rates on variable-rate securities reset frequently, allowing the fund to capture the rise in market rates. In this economic environment, the fund maintained a shorter weighted average maturity
(WAM) to allow its yield to reflect the rising rates. The fund increased its positions in repurchase agreements (repo) as the spread between agency discount notes and repos widened, providing a favorable yield advantage.

THE SCHWAB U.S. TREASURY MONEY FUND tracked the rising short-term rates with the 3-month Treasury bill increasing from 2.25% to 4.08% during the one-year period. During the year, the rate of bill issuance remained depressed due to unusually strong tax receipts and a smaller than anticipated budget deficit. Due to the smaller than expected supply, the fund maintained a longer weighted average maturity (WAM) to take advantage of the relatively large gap between shorter- and longer-term rates in the U.S. Treasury bill curve.

THE SCHWAB VALUE ADVANTAGE MONEY FUND was positioned for a continued rise in short-term interest rates by adding to its holdings of variable-rate securities. The interest rates on these types of securities reset frequently, allowing the fund the opportunity to capture a rise in market rates. To further take advantage of the rising-rate environment, the fund kept its weighted average maturity (WAM) relatively short at about 40 days. Keeping the WAM short provides flexibility to adapt and respond to the changes in interest rates. This is a similar strategy to our peers, as shortening the WAM enabled money funds to more quickly reinvest at higher rates.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


4 Schwab Taxable Money Funds

PERFORMANCE AND FUND FACTS as of 12/31/05

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

                                          GOVERNMENT         U.S. TREASURY
                                          MONEY FUND           MONEY FUND                    VALUE ADVANTAGE MONEY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Investor          Select           Institutional
                                                                                    Shares          Shares(R)            Shares
Ticker Symbol                               SWGXX                SWUXX              SWVXX            SWBXX               SWAXX
-----------------------------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                           3.59%                3.30%              3.88%             3.98%               4.09%
-----------------------------------------------------------------------------------------------------------------------------------
SEVEN-DAY YIELD--NO WAIVER 2                3.52%                3.11%              3.77%             3.77%               3.77%
-----------------------------------------------------------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD 1                 3.65%                3.35%              3.95%             4.05%               4.17%
-----------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

                                                            GOVERNMENT        U.S. TREASURY        VALUE ADVANTAGE
                                                            MONEY FUND          MONEY FUND           MONEY FUND
------------------------------------------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                    29 days             60 days              47 days
------------------------------------------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                  100% Tier 1         100% Tier 1          100% Tier 1
------------------------------------------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
  Sweep Investments(TM)                                         *                   *                   n/a
  Investor Shares ($15,000 for IRA and custodial accounts)     n/a                 n/a                $25,000
  Select Shares                                                n/a                 n/a               $1,000,000
  Institutional Shares                                         n/a                 n/a               $3,000,000
------------------------------------------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

3 Please see prospectus for further detail and eligibility requirements.

* Subject to the eligibility terms and conditions of your Schwab account agreement.


                                                    Schwab Taxable Money Funds 5

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2005 and held through December 31, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                             ENDING
                                                                      BEGINNING           ACCOUNT VALUE              EXPENSES
                                              EXPENSE RATIO 1       ACCOUNT VALUE       (Net of Expenses)       PAID DURING PERIOD 2
                                                (Annualized)          at 7/1/05            at 12/31/05             7/1/05-12/31/05
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB GOVERNMENT MONEY FUND(TM)

 Actual Return                                     0.75%                $1,000              $1,015.20                   $3.81
 Hypothetical 5% Return                            0.75%                $1,000              $1,021.43                   $3.82
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB U.S. TREASURY MONEY FUND(TM)

 Actual Return                                     0.63%                $1,000              $1,014.20                   $3.20
 Hypothetical 5% Return                            0.63%                $1,000              $1,022.03                   $3.21
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(TM)

Investor Shares
   Actual Return                                   0.45%                $1,000              $1,016.90                   $2.29
   Hypothetical 5% Return                          0.45%                $1,000              $1,022.94                   $2.29

Select Shares(R)
   Actual Return                                   0.35%                $1,000              $1,017.40                   $1.78
   Hypothetical 5% Return                          0.35%                $1,000              $1,023.44                   $1.79

Institutional Shares
   Actual Return                                   0.24%                $1,000              $1,018.00                   $1.22
   Hypothetical 5% Return                          0.24%                $1,000              $1,024.00                   $1.22


1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.


6 Schwab Taxable Money Funds

SCHWAB GOVERNMENT MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                     1/1/05-        1/1/04-        1/1/03-        1/1/02-        1/1/01-
                                                    12/31/05       12/31/04       12/31/03       12/31/02       12/31/01
--------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                1.00           1.00           1.00           1.00           1.00
                                                    ----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.03           0.01           0.00 1         0.01           0.04
                                                    ----------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income               (0.03)         (0.01)         (0.00) 1       (0.01)         (0.04)
                                                    ----------------------------------------------------------------------------
Net asset value at end of period                      1.00           1.00           1.00           1.00           1.00
                                                    ----------------------------------------------------------------------------
Total return (%)                                      2.52           0.65           0.48           1.20           3.63

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                              0.75           0.75           0.75           0.75           0.75
  Gross operating expenses                            0.83           0.83           0.83           0.83           0.84
  Net investment income                               2.49           0.64           0.49           1.19           3.52
Net assets, end of period ($ x 1,000,000)            2,471          2,535          2,838          3,092          3,054

1 Per share amount was less than $0.01.


                                                          See financial notes. 7

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS as of December 31, 2005

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
 20.7%  U.S. GOVERNMENT
        SECURITIES                                       512,341        512,341

 12.0%  VARIABLE-RATE
        OBLIGATIONS                                      295,905        295,905

 68.1%  OTHER INVESTMENTS                              1,681,228      1,681,228
--------------------------------------------------------------------------------
100.8%  TOTAL INVESTMENTS                              2,489,474      2,489,474

(0.8)%  OTHER ASSETS AND
        LIABILITIES                                                     (18,891)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    2,470,583

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      U.S. GOVERNMENT SECURITIES 20.7% of net assets

      DISCOUNT NOTES 18.8%
      --------------------------------------------------------------------------
      FANNIE MAE
      3.99%, 01/03/06                                     41,500          41,491
      4.01%, 02/08/06                                     15,000          14,937
      4.19%, 02/15/06                                     25,670          25,537
      4.20%, 02/22/06                                      4,744           4,715
      4.25%, 02/22/06                                     15,000          14,909
      4.21%, 02/24/06                                     12,525          12,447
      4.31%, 03/01/06                                     57,046          56,648
      4.48%, 04/03/06                                     25,137          24,859
      4.52%, 06/07/06                                     10,000           9,807

      FEDERAL HOME LOAN BANK
      4.25%, 02/22/06                                     15,000          14,909
      4.28%, 03/01/06                                     30,000          29,792
      4.47%, 05/31/06                                     10,000           9,818

      FREDDIE MAC
      4.19%, 02/14/06                                     51,285          51,025
      4.24%, 04/18/06                                     25,000          24,692
      4.25%, 04/18/06                                      9,253           9,138
      4.27%, 04/25/06                                     25,000          24,669
      4.30%, 04/25/06                                     20,000          19,733
      4.31%, 04/25/06                                     20,000          19,733
      4.47%, 05/16/06                                      1,660           1,633
      4.51%, 06/06/06                                      5,000           4,904
      4.52%, 06/06/06                                     10,000           9,808
      4.53%, 06/13/06                                     20,000          19,599
      4.56%, 06/20/06                                     20,000          19,579
                                                                     -----------
                                                                         464,382
      COUPON NOTES 1.9%
      --------------------------------------------------------------------------
      FEDERAL HOME LOAN BANK
      2.95%, 09/14/06                                     15,000          14,838
      2.23%, 04/21/06                                     17,000          16,894
      2.75%, 05/15/06                                     16,315          16,227
                                                                     -----------
                                                                          47,959


8 See financial notes.

SCHWAB GOVERNMENT MONEY FUND

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      VARIABLE-RATE OBLIGATIONS 12.0% of net assets

      COUPON NOTES 12.0%
      --------------------------------------------------------------------------
      FANNIE MAE
      4.21%, 01/07/06                                      40,000         39,980
      4.22%, 01/09/06                                      25,000         25,000

      FEDERAL HOME LOAN BANK
      4.18%, 01/03/06                                      35,000         34,990
      4.15%, 02/02/06                                      40,000         39,986
      4.20%, 02/10/06                                      46,000         45,989
      4.36%, 03/13/06                                      30,000         29,995
      3.89%, 03/29/06                                      30,000         29,991

      FREDDIE MAC
      4.14%, 02/07/06                                      50,000         49,974
                                                                     -----------
                                                                         295,905

                                                  MATURITY AMOUNT       VALUE
      SECURITY                                      ($ x 1,000)      ($ x 1,000)
      OTHER INVESTMENTS 68.1% of net assets

      REPURCHASE AGREEMENTS 68.1%
      --------------------------------------------------------------------------
      BANK OF AMERICA SECURITIES L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of
      $236,640
      4.30%, issued 12/30/05,
      due 01/03/06                                        182,087        182,000
      4.35%, issued 12/28/05,
      due 01/05/06                                         25,027         25,000
      4.61%, issued 12/22/05,
      due 01/06/06                                         25,048         25,000

      BEAR STEARNS & CO., INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of
      $61,547
      3.99%, issued 08/31/05,
      due 01/06/06                                         25,355         25,000
      4.32%, issued 12/21/05
      due 01/04/06                                         35,067         35,000

      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of
      $483,730
      4.26%, issued 12/30/05,
      due 01/03/06                                        141,295        141,228
      4.28%, issued 12/14/05,
      due 01/06/06                                         35,096         35,000
      4.29%, issued 12/19/05,
      due 01/06/06                                         40,086         40,000
      4.30%, issued 12/05/05,
      due 01/06/06                                         30,079         30,000
      4.30%, issued 12/23/05,
      due 01/06/06                                         40,067         40,000
      4.34%, issued 12/02/05,
      due 01/06/06                                         35,148         35,000
      4.34%, issued 12/22/05,
      due 01/03/06                                         25,045         25,000
      4.40%, issued 10/31/05,
      due 01/06/06                                         30,246         30,000
      4.44%, issued 11/04/05,
      due 01/06/06                                         33,256         33,000
      4.45%, issued 11/10/05,
      due 01/06/06                                         50,352         50,000
      4.51%, issued 12/01/05,
      due 01/06/06                                         15,068         15,000

      GOLDMAN SACHS & CO.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of
      $448,800
      4.33%, issued 12/30/05,
      due 01/03/06                                        400,192        400,000
      4.40%, issued 10/05/05,
      due 01/04/06                                         40,413         40,000

      MORGAN STANLEY & CO., INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $71,400
      4.30%, issued 12/08/05,
      due 01/06/06                                         45,156         45,000
      4.32%, issued 11/30/05,
      due 01/06/06                                         25,111         25,000


                                                          See financial notes. 9

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS continued

                                                       MATURITY AMOUNT        VALUE
      SECURITY                                           ($ x 1,000)       ($ x 1,000)
      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $413,114
      4.00%, issued 10/03/05,
      due 01/05/06                                              50,528          50,000
      4.01%, issued 10/04/05,
      due 01/06/06                                              45,471          45,000
      4.05%, issued 10/11/05,
      due 01/06/06                                              25,245          25,000
      4.09%, issued 10/17/05,
      due 01/06/06                                              25,230          25,000
      4.20%, issued 11/21/05,
      due 01/06/06                                              35,188          35,000
      4.29%, issued 11/22/05,
      due 01/06/06                                              30,161          30,000
      4.29%, issued 12/13/05,
      due 01/06/06                                              40,114          40,000
      4.31%, issued 11/29/05,
      due 01/06/06                                              40,182          40,000
      4.40%, issued 12/12/05,
      due 01/06/06                                              35,107          35,000
      4.47%, issued 11/14/05,
      due 01/07/06                                              50,329          50,000
      4.57%, issued 12/20/05,
      due 01/06/06                                              30,065          30,000
                                                                           -----------
                                                                             1,681,228

END OF INVESTMENTS.


10 See financial notes.

SCHWAB GOVERNMENT MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of December 31, 2005. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at value                                                 $808,246 a
Repurchase agreements, at value                                      1,681,228 a
Interest receivable                                                      6,375
Prepaid expenses                                                 +          77
                                                                 --------------
TOTAL ASSETS                                                         2,495,926

LIABILITIES
-------------------------------------------------------------------------------
Payables:
  Dividends to shareholders                                                221
  Investments bought                                                    24,859
  Investment adviser and administrator fees                                 60
  Transfer agent and shareholder service fees                               91
  Trustees' fees                                                            10
Accrued expenses                                                 +         102
                                                                 --------------
TOTAL LIABILITIES                                                       25,343

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                         2,495,926
TOTAL LIABILITIES                                                -      25,343
                                                                 --------------
NET ASSETS                                                          $2,470,583

NET ASSETS BY SOURCE
Capital received from investors                                      2,470,916
Net realized capital losses                                               (333)

NET ASSET VALUE (NAV)
                     SHARES
NET ASSETS     /     OUTSTANDING     =     NAV
$2,470,583           2,471,695             $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $2,489,474. During the reporting period, the fund had $30,000 in transactions with other Schwab Funds(R).

  FEDERAL TAX DATA
  --------------------------------------------------
  COST BASIS OF PORTFOLIO                $2,489,474

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:                    Loss amount:
    2006                                       $119
    2007                                        184
    2008                                         13
    2010                                          1
    2011                               +         16
                                       -------------
                                               $333

  RECLASSIFICATIONS:
  Net realized capital losses                  $226
  Reclassified as:
    Capital received
    from investors                            ($226)


                                                         See financial notes. 11

SCHWAB GOVERNMENT MONEY FUND

Statement of
OPERATIONS
For January 1, 2005 through December 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Interest                                                               $80,525

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                                9,008 a
Transfer agent and shareholder service fees                             11,195 b
Trustees' fees                                                              32 c
Custodian and portfolio accounting fees                                    207
Professional fees                                                           36
Registration fees                                                           54
Shareholder reports                                                         95
Other expenses                                                      +       32
                                                                    ----------
Total expenses                                                          20,659
Expense reduction                                                   -    2,000 d
                                                                    ----------
NET EXPENSES                                                            18,659

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 80,525
NET EXPENSES                                                        -   18,659
                                                                    ----------
NET INVESTMENT INCOME                                                   61,866
                                                                    ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $61,866

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab)

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses through April 29, 2006 to 0.75% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.


12 See financial notes.

SCHWAB GOVERNMENT MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
-----------------------------------------------------------------------------------
                                             1/1/05-12/31/05       1/1/04-12/31/04
Net investment income                                $61,866               $17,967
                                             --------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                61,866                17,967

DISTRIBUTIONS PAID
-----------------------------------------------------------------------------------
Dividends from net investment income                  61,866                17,967 a

TRANSACTIONS IN FUND SHARES b
-----------------------------------------------------------------------------------
Shares sold                                        8,304,873             8,723,826
Shares reinvested                                     61,036                17,617
Shares redeemed                              +    (8,430,592)           (9,043,706)
                                             --------------------------------------
NET TRANSACTIONS IN FUND SHARES                      (64,683)             (302,263)

NET ASSETS
-----------------------------------------------------------------------------------
Beginning of period                                2,535,266             2,837,529
Total decrease                               +       (64,683)             (302,263) c
                                             --------------------------------------
END OF PERIOD                                     $2,470,583            $2,535,266

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions are:

  CURRENT YEAR
  Ordinary income                   $61,866
  Long-term capital gains               $--

  PRIOR YEAR
  Ordinary income                   $17,967
  Long-term capital gains               $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                         See financial notes. 13

SCHWAB U.S. TREASURY MONEY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                              1/1/05-      1/1/04-      1/1/03-      1/1/02-      1/1/01-
PER-SHARE DATA ($)                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00         1.00         1.00         1.00         1.00
                                             -----------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.02         0.01         0.00 1       0.01         0.04
                                             -----------------------------------------------------------------------
Less distributions:
  Dividends from net investment income        (0.02)       (0.01)       (0.00) 1     (0.01)       (0.04)
                                             -----------------------------------------------------------------------
Net asset value at end of period               1.00         1.00         1.00         1.00         1.00
                                             -----------------------------------------------------------------------
Total return (%)                               2.36         0.62         0.49         1.15         3.61

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                       0.64         0.65         0.65         0.65         0.65
  Gross operating expenses                     0.83         0.82         0.82         0.82         0.84
  Net investment income                        2.32         0.61         0.49         1.15         3.44
Net assets, end of period ($ x 1,000,000)     3,574        3,811        4,046        4,323        4,042

1 Per share amount was less than $0.01.


14 See financial notes.

SCHWAB U.S. TREASURY MONEY FUND

PORTFOLIO HOLDINGS as of December 31, 2005

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)       ($x1,000)
-------------------------------------------------------------------------------
100.0%  U.S. GOVERNMENT
        SECURITIES                                    3,573,889       3,573,889
-------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                             3,573,889       3,573,889

  0.0%  OTHER ASSETS
        AND LIABILITIES                                                     506
-------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    3,574,395

      ISSUER                                        FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            $ x 1,000)     ($ x 1,000)
      U.S. GOVERNMENT SECURITIES 100.0% of net assets

      TREASURY BILLS 93.9%
      -------------------------------------------------------------------------
      U. S. TREASURY BILLS
      3.54%, 01/05/06                                    81,516          81,484
      3.55%, 01/05/06                                    27,250          27,239
      3.72%, 01/05/06                                   100,000          99,958
      3.40%, 01/12/06                                    50,000          49,948
      3.41%, 01/12/06                                    22,470          22,447
      3.61%, 01/12/06                                    75,000          74,918
      3.62%, 01/12/06                                   100,000          99,890
      3.63%, 01/12/06                                    50,000          49,945
      3.65%, 01/12/06                                    50,000          49,945
      3.69%, 01/12/06                                    34,285          34,247
      3.78%, 01/19/06                                    50,000          49,906
      3.79%, 01/19/06                                    30,000          29,944
      3.82%, 01/19/06                                    57,385          57,276
      3.84%, 01/19/06                                    13,985          13,958
      3.86%, 01/19/06                                    18,795          18,758
      3.84%, 01/26/06                                    40,000          39,894
      3.86%, 01/26/06                                    35,000          34,907
      3.87%, 01/26/06                                    50,000          49,867
      3.88%, 01/26/06                                    50,000          49,866
      3.85%, 02/02/06                                   146,230         145,734
      3.87%, 02/02/06                                    50,000          49,829
      3.91%, 02/02/06                                   100,000          99,656
      3.93%, 02/02/06                                    35,000          34,879
      3.72%, 02/09/06                                     3,220           3,207
      3.75%, 02/09/06                                    23,415          23,321
      3.93%, 02/09/06                                   275,000         273,840
      3.95%, 02/09/06                                    40,000          39,830
      3.74%, 02/16/06                                    14,410          14,342
      3.76%, 02/16/06                                    20,000          19,906
      3.77%, 02/16/06                                    20,000          19,905
      3.93%, 02/16/06                                   150,000         149,254
      3.94%, 02/16/06                                   150,000         149,251
      3.95%, 02/23/06                                    29,035          28,868
      3.99%, 02/23/06                                   100,000          99,418
      3.77%, 03/02/06                                    40,000          39,753
      3.95%, 03/02/06                                    20,060          19,929
      3.96%, 03/02/06                                   100,000          99,348
      3.97%, 03/02/06                                    50,000          49,672
      3.89%, 03/09/06                                    60,995          60,557
      3.90%, 03/09/06                                   151,350         150,261
      3.91%, 03/09/06                                   100,000          99,279
      3.98%, 03/09/06                                    50,000          49,633


                                                         See financial notes. 15

SCHWAB U.S. TREASURY MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE VALUE        VALUE
      RATE, MATURITY DATE                           ($ x 1,000)     ($ x 1,000)
      3.87%, 03/16/06                                     5,940           5,893
      3.95%, 03/16/06                                    40,000          39,679
      3.80%, 03/23/06                                    30,000          29,749
      3.92%, 03/23/06                                    40,000          39,651
      3.93%, 03/23/06                                    38,308          37,972
      3.94%, 03/30/06                                    50,000          49,523
      3.95%, 03/30/06                                    50,000          49,522
      3.93%, 04/06/06                                    40,000          39,594
      4.03%, 04/06/06                                    30,000          29,685
      3.99%, 04/13/06                                    15,000          14,834
      4.04%, 04/13/06                                    18,000          17,798
      4.25%, 06/01/06                                    35,000          34,389
      4.29%, 06/08/06                                    50,000          49,078
      4.23%, 06/15/06                                   150,000         147,154
      4.27%, 06/15/06                                    50,000          49,042
      4.28%, 06/22/06                                    40,000          39,200
      4.29%, 06/22/06                                    30,000          29,398
                                                                    -----------
                                                                      3,356,230

      TREASURY NOTES 6.1%
      -------------------------------------------------------------------------
      U.S. TREASURY NOTES
      1.63%, 02/28/06                                    72,070          71,805
      1.50%, 03/31/06                                    30,000          29,810
      2.00%, 05/15/06                                   117,005         116,044
                                                                    -----------
                                                                        217,659

END OF INVESTMENTS.


16 See financial notes.

SCHWAB U.S. TREASURY MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of December 31, 2005. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at value                                               $3,573,889 a
Cash                                                                         3
Interest receivable                                                        821
Investments sold                                                        39,993
Prepaid expenses                                                 +          45
                                                                 --------------
TOTAL ASSETS                                                         3,614,751

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                               282
   Investments bought                                                   39,775
   Investment adviser and administrator fees                                48
   Transfer agent and shareholder service fees                             132
   Trustees' fees                                                           10
Accrued expenses                                                 +         109
                                                                 --------------
TOTAL LIABILITIES                                                       40,356

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                         3,614,751
TOTAL LIABILITIES                                                -      40,356
                                                                 --------------
NET ASSETS                                                          $3,574,395

NET ASSETS BY SOURCE
Capital received from investors                                      3,575,439
Net realized capital losses                                             (1,044)

NET ASSET VALUE (NAV)
                     SHARES
NET ASSETS     /     OUTSTANDING     =    NAV
$3,574,395           3,575,559            $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $3,573,889.

  FEDERAL TAX DATA
  -------------------------------------------------
  COST BASIS OF PORTFOLIO               $3,573,889

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:                   Loss amount:
    2006                                       $89
    2007                                       580
    2010                                        66
    2011                                        75
    2012                              +        125
                                      -------------
                                              $935

  DEFERRED CAPITAL LOSSES                     $110

  CAPITAL LOSSES UTILIZED                       $7

  RECLASSIFICATIONS:
  Net realized capital losses                  $55
  Reclassified as:
    Capital received
    from investors                            ($55)


                                                         See financial notes. 17

SCHWAB U.S. TREASURY MONEY FUND

Statement of
OPERATIONS
For January 1, 2005 through December 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                              $106,200

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized losses on investments sold                                    (36)

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                               12,854 a
Transfer agent and shareholder service fees                             16,141 b
Trustees' fees                                                              37 c
Custodian and portfolio accounting fees                                    283
Professional fees                                                           39
Registration fees                                                          109
Shareholder reports                                                         95
Other expenses                                                     +        53
                                                                   ------------
Total expenses                                                          29,611
Expense reduction                                                  -     6,651 d
                                                                   ------------
NET EXPENSES                                                            22,960

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                106,200
NET EXPENSES                                                       -    22,960
                                                                   ------------
NET INVESTMENT INCOME                                                   83,240
NET REALIZED LOSSES                                                +       (36)
                                                                   ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $83,204

Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab)

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses through April 29, 2006 to 0.65% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.


18 See financial notes.

SCHWAB U.S. TREASURY MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
------------------------------------------------------------------------------
                                          1/1/05-12/31/05     1/1/04-12/31/04
Net investment income                             $83,240             $25,370
Net realized losses                       +           (36)               (192)
                                          ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS             83,204              25,178

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income               83,240              25,370 a

TRANSACTIONS IN FUND SHARES b
------------------------------------------------------------------------------
Shares sold                                    12,062,775          11,353,793
Shares reinvested                                  82,101              25,007
Shares redeemed                           +   (12,381,488)        (11,613,375)
                                          ------------------------------------
NET TRANSACTIONS IN FUND SHARES                  (236,612)           (234,575)

NET ASSETS
------------------------------------------------------------------------------
Beginning of period                             3,811,043           4,045,810
Total decrease                            +      (236,648)           (234,767) c
                                          ------------------------------------
END OF PERIOD                                  $3,574,395          $3,811,043

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 12/31/05 are:

  CURRENT YEAR
  Ordinary income             $83,240
  Long-term capital gains         $--

  PRIOR YEAR
  Ordinary income             $25,370
  Long-term capital gains         $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                         See financial notes. 19

SCHWAB VALUE ADVANTAGE MONEY FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      1/1/05-       1/1/04-       1/1/03-       1/1/02-       1/1/01-
INVESTOR SHARES                                      12/31/05      12/31/04      12/31/03      12/31/02      12/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  1.00          1.00          1.00         1.00          1.00
                                                     -------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                0.03          0.01          0.01         0.02          0.04
                                                     -------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                (0.03)        (0.01)        (0.01)       (0.02)        (0.04)
                                                     -------------------------------------------------------------------------------
Net asset value at end of period                        1.00          1.00          1.00         1.00          1.00
                                                     -------------------------------------------------------------------------------
Total return (%)                                        2.86          0.98          0.80         1.55          4.05

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                               0.45          0.45          0.45         0.45          0.43
   Gross operating expenses                             0.56          0.56          0.55         0.54          0.56
   Net investment income                                2.83          0.97          0.81         1.55          3.92
Net assets, end of period ($ x 1,000,000)             24,112        23,365        28,860       38,728        44,247

                                                      1/1/05-       1/1/04-     2/28/03 1-
SELECT SHARES                                        12/31/05      12/31/04      12/31/03
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  1.00          1.00          1.00
                                                     -------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                0.03          0.01          0.01
                                                     -------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                (0.03)        (0.01)        (0.01)
                                                     -------------------------------------------------------------------------------
Net asset value at end of period                        1.00          1.00          1.00
                                                     -------------------------------------------------------------------------------
Total return (%)                                        2.96          1.09          0.72 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                               0.35          0.35          0.35 3
   Gross operating expenses                             0.56          0.56          0.55 3
   Net investment income                                3.03          1.10          0.83 3
Net assets, end of period ($ x 1,000,000)              2,325         1,209         1,013

1 Commencement of operations.

2 Not annualized.

3 Annualized.


20 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

                                                      1/1/05-       1/1/04-       1/1/03-       7/1/02 1-
INSTITUTIONAL SHARES                                 12/31/05      12/31/04      12/31/03       12/31/02
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  1.00          1.00          1.00          1.00
                                                     -------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                0.03          0.01          0.01          0.01
                                                     -------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                (0.03)        (0.01)        (0.01)        (0.01)
                                                     -------------------------------------------------------------------------------
Net asset value at end of period                        1.00          1.00          1.00          1.00
                                                     -------------------------------------------------------------------------------
Total return (%)                                        3.08          1.20          1.01          0.81 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                               0.24          0.24          0.24          0.24 3
   Gross operating expenses                             0.56          0.56          0.55          0.55 3
   Net investment income                                3.11          1.20          1.00          1.57 3
Net assets, end of period ($ x 1,000,000)              1,929         1,054           720           521

1 Commencement of operations.

2 Not annualized.

3 Annualized.


                                                         See financial notes. 21

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS as of December 31, 2005

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities.

* Asset-backed security

+ Credit-enhanced security

o Illiquid and/or restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 71.6%  FIXED-RATE
        OBLIGATIONS                                  20,318,570       20,318,570

 17.6%  VARIABLE-RATE
        OBLIGATIONS                                   4,990,080        4,990,080

 10.6%  OTHER INVESTMENTS                             2,997,514        2,997,514
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                            28,306,164       28,306,164

  0.2%  OTHER ASSETS AND
        LIABILITIES                                                       60,309
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    28,366,473

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      FIXED-RATE OBLIGATIONS 71.6% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 48.6%
      --------------------------------------------------------------------------
      AB SPINTAB
      4.12%, 01/18/06                                     73,000          72,860

      ALLIANCE & LEICESTER, PLC, SECTION 4(2) / 144A
      4.12%, 01/20/06                                     65,000          64,860
      4.32%, 02/21/06                                     32,000          31,806
      4.46%, 03/21/06                                     45,000          44,565
      4.49%, 05/10/06                                     76,000          74,804

    * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
      4.35%, 02/22/06                                     77,846          77,362
      4.35%, 02/23/06                                     17,000          16,892

   *+ AMSTERDAM FUNDING CORP., SECTION 4(2) / 144A
      4.27%, 01/04/06                                    203,000         202,928
      4.30%, 01/06/06                                     50,000          49,970

    + ANZ NATIONAL BANK (INT'L) LTD.
      4.09%, 01/13/06                                     40,000          39,946
      4.01%, 02/23/06                                     50,000          49,710

   *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) / 144A
      4.19%, 01/03/06                                      8,438           8,436
      4.33%, 02/13/06                                      5,000           4,974
      4.04%, 02/27/06                                     21,000          20,868
      4.54%, 05/30/06                                     24,000          23,559
      4.60%, 06/05/06                                      6,000           5,884
      4.65%, 06/16/06                                     12,000          11,748
      4.64%, 06/19/06                                     25,000          24,467
      4.65%, 06/22/06                                     48,000          46,959

   *+ ASAP FUNDING LTD., SECTION 4(2) / 144A
      4.26%, 01/19/06                                    100,000          99,788
      4.27%, 02/01/06                                      4,000           3,985
      4.30%, 02/02/06                                     29,000          28,890
      4.42%, 03/03/06                                     57,000          56,578
      4.46%, 03/07/06                                     11,000          10,912
      4.47%, 03/10/06                                     14,500          14,379

   *+ ATLANTIC ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
      4.18%, 01/04/06                                     16,000          15,994
      4.30%, 01/06/06                                    116,433         116,364
      4.07%, 01/09/06                                      7,821           7,814
      4.21%, 01/10/06                                     29,000          28,970
      4.45%, 03/13/06                                     15,840          15,703


22 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
    * ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
      4.10%, 01/13/06                                     70,071          69,976
      3.88%, 01/18/06                                    137,914         137,665
      4.12%, 01/19/06                                     10,000           9,980
      4.16%, 01/26/06                                     10,309          10,280
      3.99%, 02/17/06                                    195,785         194,784
      4.00%, 03/01/06                                      7,000           6,955
      4.47%, 05/08/06                                     23,000          22,645
      4.52%, 05/17/06                                     86,000          84,564
      4.60%, 06/08/06                                     43,000          42,153
      4.60%, 06/16/06                                    109,000         106,743

      BANK OF AMERICA CORP.
      4.25%, 02/10/06                                    356,000         354,339
      4.42%, 02/27/06                                    100,000          99,306
      4.42%, 02/28/06                                      8,000           7,944

      BANK OF IRELAND, SECTION 4(2) / 144A
      4.12%, 01/19/06                                    145,000         144,705
      4.57%, 05/23/06                                     40,000          39,293

    + BARCLAYS U.S. FUNDING CORP.
      4.35%, 02/21/06                                      6,800           6,759

   *+ BARTON CAPITAL CORP., SECTION 4(2) / 144A
      4.30%, 01/12/06                                    200,000         199,738
      4.16%, 01/26/06                                     42,374          42,253

      BEAR STEARNS COMPANIES, INC.
      4.04%, 01/04/06                                    101,000         100,966
      4.12%, 01/18/06                                     87,000          86,833

   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
      4.18%, 01/12/06                                     43,000          42,945
      4.15%, 01/24/06                                     28,000          27,927
      4.33%, 02/21/06                                     25,000          24,848
      4.00%, 03/01/06                                     41,000          40,737

  *+o BLUE SPICE, L.L.C., SECTION 4(2) / 144A
      4.12%, 01/20/06                                     12,000          11,974
      4.13%, 03/28/06                                     20,000          19,806

    + CBA (DELAWARE) FINANCE, INC.
      4.08%, 01/09/06                                     10,750          10,740
      4.32%, 02/21/06                                     97,000          96,413

    * CC (USA), INC., SECTION 3C7 / 144A
      4.08%, 01/11/06                                      7,000           6,992
      3.85%, 01/13/06                                      7,000           6,991
      3.87%, 01/13/06                                     54,000          53,931
      3.89%, 01/13/06                                      5,000           4,994
      4.08%, 01/13/06                                     21,195          21,166
      4.12%, 01/20/06                                     22,000          21,953
      4.16%, 01/25/06                                     30,000          29,918
      4.29%, 02/13/06                                     63,000          62,681
      4.33%, 02/21/06                                     22,000          21,867
      4.45%, 03/20/06                                     10,000           9,905

   *+ CHARIOT FUNDING, L.L.C., SECTION 4(2) / 144A
      4.19%, 01/05/06                                    105,000         104,951
      4.25%, 01/25/06                                     28,000          27,921

    + CITIGROUP FUNDING, INC.
      4.07%, 01/09/06                                    242,500         242,283
      4.29%, 01/09/06                                    149,000         148,859
      4.30%, 01/12/06                                    136,000         135,822
      4.14%, 01/23/06                                     75,000          74,812
      4.29%, 01/30/06                                     72,000          71,753
      4.41%, 02/21/06                                     50,000          49,690
      4.44%, 03/17/06                                    190,000         188,262
      4.46%, 03/20/06                                     40,000          39,618
      4.65%, 06/26/06                                     29,000          28,356

   *+ CONCORD MINUTEMEN CAPITAL CO., SERIES A
      SECTION 3C7 / 144A
      3.75%, 01/06/06                                      7,000           6,996
      4.18%, 01/09/06                                     13,656          13,643
      4.11%, 01/10/06                                    150,000         149,847
      4.21%, 01/11/06                                     36,000          35,958
      4.24%, 01/18/06                                     86,000          85,829
      3.95%, 03/08/06                                      8,000           7,943
      4.45%, 03/13/06                                     35,018          34,714
      4.25%, 04/07/06                                     58,000          57,357

   *+ CROWN POINT CAPITAL CO., L.L.C. SECTION 3C7 / 144A
      3.98%, 01/04/06                                     50,000          49,984
      4.20%, 01/12/06                                     32,000          31,959
      4.33%, 04/19/06                                     15,000          14,809

    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
      TRUST, SECTION 4 (2) / 144A
      4.18%, 01/03/06                                     25,000          24,994
      4.00%, 01/04/06                                    150,000         149,951
      4.05%, 01/04/06                                      8,000           7,997
      4.01%, 01/05/06                                     21,000          20,991
      4.10%, 01/11/06                                     57,000          56,936
      4.11%, 01/11/06                                     50,000          49,943
      4.30%, 01/12/06                                     50,000          49,935
      4.31%, 01/12/06                                     32,000          31,958
      4.23%, 01/18/06                                     14,000          13,972
      4.15%, 01/20/06                                    133,000         132,712
      4.49%, 03/28/06                                     91,500          90,529


                                                         See financial notes. 23

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
    + DEXIA DELAWARE L.L.C.
      4.43%, 03/14/06                                     30,000          29,737

      DNB NOR BANK ASA
      4.07%, 01/13/06                                     25,000          24,966
      3.96%, 01/30/06                                     51,000          50,840
      4.37%, 03/02/06                                     16,000          15,885

    * DORADA FINANCE, INC., SECTION 3C7 / 144A
      4.29%, 02/13/06                                     50,000          49,747
      4.60%, 06/12/06                                     79,000          77,404

    + DRESDNER U.S. FINANCE, INC.
      4.31%, 01/09/06                                     55,000          54,948

    * EDISON ASSET SECURITIZATION CORP., L.L.C., SECTION
      4(2) / 144A
      4.58%, 06/06/06                                    133,000         130,418

   *+ EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
      4.20%, 01/09/06                                     25,000          24,977

   *+ FAIRWAY FINANCE CO., L.L.C., SECTION 4(2) / 144A
      4.12%, 01/13/06                                     55,023          54,948

   *+ FALCON ASSET SECURITIZATION CORP., SECTION 4(2) / 144A
      4.23%, 01/09/06                                     42,287          42,248
      4.12%, 01/17/06                                     23,828          23,785
      4.24%, 01/18/06                                     55,472          55,362
      4.22%, 01/19/06                                    101,766         101,553

    * FIVE FINANCE INC., SECTION 3C7 / 144A
      4.04%, 01/03/06                                      7,000           6,998
      4.08%, 01/13/06                                     10,000           9,987
      4.11%, 01/17/06                                     10,000           9,982
      4.15%, 01/24/06                                     48,000          47,874
      4.16%, 01/24/06                                     20,000          19,947
      4.21%, 01/30/06                                      7,000           6,977
      4.34%, 04/24/06                                     15,500          15,294

      FORENINGSSPARBANKEN AB (SWEDBANK)
      4.11%, 01/18/06                                     13,800          13,773
      4.54%, 05/30/06                                    195,000         191,421

    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
      4.10%, 01/11/06                                     40,000          39,955
      4.12%, 01/19/06                                     15,000          14,969
      4.20%, 01/24/06                                     11,000          10,971
      4.33%, 02/21/06                                     15,000          14,909

      GENERAL ELECTRIC CAPITAL CORP.
      4.04%, 01/04/06                                    100,000          99,967
      4.05%, 01/06/06                                     97,000          96,946
      4.14%, 02/08/06                                    146,000         145,371
      3.99%, 03/02/06                                    100,000          99,348
      3.95%, 03/21/06                                     35,000          34,703
      4.46%, 05/03/06                                    112,000         110,345
      4.46%, 05/11/06                                    316,000         311,025

      GENERAL ELECTRIC CAPITAL SERVICES
      3.99%, 03/02/06                                    150,000         149,023
      4.72%, 09/22/06                                    192,000         185,580

   *+ GRAMPIAN FUNDING, L.L.C., SECTION 4(2) / 144A
      4.12%, 01/20/06                                      8,000           7,983
      4.46%, 03/22/06                                     60,000          59,412
      4.53%, 05/26/06                                     31,000          30,447

    + HBOS TREASURY SERVICES, PLC
      4.34%, 02/22/06                                     13,000          12,919
      4.33%, 02/24/06                                     89,000          88,428
      4.34%, 02/27/06                                     65,000          64,558
      4.43%, 03/14/06                                     84,000          83,263

      HSBC U.S.A., INC.
      4.45%, 05/01/06                                      4,000           3,942

      IRISH LIFE & PERMANENT, PLC, SECTION 4(2) / 144A
      4.05%, 01/05/06                                     32,000          31,986
      4.05%, 01/06/06                                     42,000          41,977
      4.12%, 01/18/06                                     10,000           9,981
      4.32%, 02/16/06                                     40,000          39,782

    + IXIS COMMERCIAL PAPER CORP., SECTION 4(2) / 144A
      4.14%, 01/25/06                                    150,000         149,591
      4.26%, 02/16/06                                     54,000          53,710
      4.56%, 05/16/06                                     15,000          14,749
      4.60%, 06/16/06                                     40,000          39,172

   *+ JUPITER SECURITIZATION CORP., SECTION 4(2) / 144A
      4.22%, 01/10/06                                    101,657         101,551
      4.19%, 01/11/06                                     36,000          35,958
      4.24%, 01/19/06                                     42,745          42,655

    * K2 (USA), L.L.C., SECTION 3C7 / 144A
      4.20%, 01/10/06                                     15,000          14,984
      4.21%, 01/11/06                                     10,000           9,988
      4.12%, 01/17/06                                     13,600          13,575
      4.29%, 02/13/06                                      9,000           8,954
      4.34%, 02/22/06                                     16,800          16,696
      4.00%, 02/23/06                                     80,000          79,538
      4.35%, 02/23/06                                     10,000           9,937
      4.37%, 02/28/06                                     20,000          19,861
      4.43%, 03/09/06                                      4,800           4,761
      3.95%, 03/13/06                                     25,800          25,603
      4.45%, 03/13/06                                     35,000          34,696
      4.24%, 04/05/06                                     10,000           9,892
      4.25%, 04/05/06                                     32,800          32,444


24 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
    + KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.,
      SECTION 4(2) / 144A
      4.16%, 01/24/06                                     50,000          49,869

   *+ LEXINGTON PARKER CAPITAL CO.,
      L.L.C. SECTION 4(2) / 144A
      4.06%, 01/06/06                                     42,000          41,977
      4.23%, 02/03/06                                     10,000           9,962
      4.00%, 02/14/06                                     23,000          22,890
      4.34%, 02/22/06                                      8,000           7,950

   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
      4.37%, 02/27/06                                     34,000          33,768
      4.37%, 02/28/06                                     11,000          10,923
      4.39%, 03/01/06                                     20,000          19,858
      4.45%, 03/17/06                                      7,000           6,936

    * MANE FUNDING CORP., SECTION 4(2) / 144A
      4.14%, 01/19/06                                      7,212           7,197
      4.20%, 01/23/06                                     47,124          47,004
      4.33%, 02/21/06                                    147,000         146,109
      4.45%, 03/16/06                                    121,000         119,906
      4.46%, 03/20/06                                    109,024         107,982

   *+ MONT BLANC CAPITAL CORP., SECTION 4(2) / 144A
      4.24%, 01/19/06                                     88,000          87,815
      4.35%, 02/23/06                                     71,282          70,831

   *+ NIEUW AMSTERDAM RECEIVABLES CORP.,
      SECTION 4(2) / 144A
      4.01%, 01/03/06                                     40,000          39,991
      3.78%, 01/12/06                                     30,000          29,966
      4.11%, 01/13/06                                     12,000          11,984
      3.97%, 02/08/06                                     20,000          19,918
      4.35%, 02/22/06                                     23,782          23,634
      4.04%, 02/27/06                                     15,000          14,906
      4.39%, 03/02/06                                     14,500          14,395
      4.06%, 03/23/06                                     14,000          13,875
      4.13%, 03/23/06                                     14,512          14,380

      NORTHERN ROCK PLC
      4.41%, 03/07/06                                     62,000          61,511

   *+ OLD LINE FUNDING, L.L.C., SECTION 4(2) / 144A
      4.36%, 01/12/06                                     69,290          69,198

   *+ PARK AVENUE RECEIVABLES CORP. L.L.C.,
      SECTION 4(2) / 144A
      4.23%, 01/19/06                                     75,127          74,969

   *+ PARK GRANADA, L.L.C., SECTION 4(2) / 144A
      4.28%, 01/03/06                                     60,000          59,986
      4.21%, 01/26/06                                     36,000          35,896
      4.28%, 02/07/06                                     30,000          29,869
      4.40%, 03/02/06                                     16,000          15,884

   *+ PICAROS FUNDING, L.L.C., SECTION 4(2) / 144A
      4.00%, 02/17/06                                     86,000          85,560
      4.35%, 02/22/06                                     14,000          13,913
      4.18%, 03/30/06                                     75,000          74,250

   *+ PREFERRED RECEIVABLES FUNDING CORP.
      SECTION 4(2) / 144A
      3.97%, 02/10/06                                    150,000         149,352
      4.37%, 02/28/06                                     11,567          11,486
      4.60%, 06/12/06                                     36,000          35,271

    + SAN PAOLO IMI U.S. FINANCIAL CO.
      4.03%, 01/05/06                                    177,000         176,922

    + SANTANDER CENTRAL HISPANO FINANCE (DELAWARE), INC.
      4.00%, 02/24/06                                     60,000          59,647
      3.96%, 03/15/06                                    122,000         121,038
      4.30%, 04/13/06                                     14,000          13,833

   *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
      4.08%, 01/10/06                                     57,542          57,484
      4.13%, 01/17/06                                    175,000         174,682
      4.14%, 01/20/06                                     15,281          15,248
      4.37%, 02/27/06                                    102,474         101,773
      4.41%, 03/01/06                                     21,366          21,213
      4.40%, 03/02/06                                    116,348         115,504
      4.44%, 03/10/06                                     54,925          54,470
      4.46%, 03/20/06                                     35,000          34,666

   *+ SHEFFIELD RECEIVABLES CORP., SECTION 4(2) 144A
      4.16%, 01/05/06                                     88,611          88,570
      4.19%, 01/09/06                                     37,000          36,966

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      4.17%, 01/05/06                                     95,000          94,956
      4.06%, 01/10/06                                     23,000          22,977
      4.18%, 01/10/06                                     50,000          49,948
      3.88%, 01/12/06                                     15,000          14,982
      4.21%, 02/01/06                                      6,000           5,979
      4.22%, 02/03/06                                     50,000          49,809
      4.31%, 02/17/06                                     42,000          41,766
      4.34%, 02/21/06                                     21,000          20,872
      4.37%, 02/27/06                                     68,000          67,535
      4.39%, 03/01/06                                     20,000          19,858
      4.13%, 03/27/06                                     27,000          26,742
      4.47%, 05/08/06                                    123,000         121,104

      SKANDINAVISKA ENSKILDA BANKEN AB
      4.03%, 03/02/06                                    108,000         107,288

    + SOCIETE GENERALE NORTH AMERICA, INC.
      4.35%, 02/21/06                                     15,600          15,505


                                                         See financial notes. 25

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
   *+ THUNDER BAY FUNDING, LLC., SECTION 4(2) / 144A
      4.12%, 01/18/06                                     47,000          46,909
      4.16%, 01/23/06                                     10,581          10,554
      4.46%, 03/20/06                                     45,000          44,570
      4.47%, 03/20/06                                     30,519          30,227

   *+ TICONDEROGA FUNDING, LLC., SECTION 4(2) / 144A
      4.27%, 01/09/06                                     66,328          66,265
      4.37%, 01/27/06                                     13,000          12,959

      TORONTO DOMINION HOLDINGS
      4.42%, 05/05/06                                      5,500           5,418

   *+ TULIP FUNDING CORP., SECTION 3C7 / 144A
      4.45%, 04/27/06                                     67,000          66,057

    + UBS FINANCE (DELAWARE), INC.
      4.14%, 01/26/06                                     24,900          24,829
      4.17%, 01/30/06                                     40,800          40,665

   *+ VARIABLE FUNDING CAPITAL CORP.,
      SECTION 4(2) / 144A
      4.29%, 01/13/06                                    100,000          99,858

    + WESTPAC BANKING CORP., SECTION 4(2) / 144A
      4.21%, 02/24/06                                    122,000         121,240
      4.61%, 06/13/06                                     14,000          13,715

    + WESTPAC TRUST SECURITIES NZ LTD.,
      SECTION 4(2) / 144A
      4.28%, 02/09/06                                     30,000          29,863
      4.36%, 02/28/06                                    130,000         129,097

    * WHISTLEJACKET CAPITAL, L.L.C.,
      SECTION 3C7 / 144A
      4.13%, 01/20/06                                      6,567           6,553
      4.17%, 01/24/06                                      6,053           6,037
      4.07%, 01/30/06                                     30,258          30,160
      4.35%, 02/23/06                                     15,168          15,072
      4.43%, 03/10/06                                      6,836           6,779
      4.45%, 03/14/06                                     20,000          19,824
      4.47%, 03/20/06                                      5,179           5,129

    * WHITE PINE FINANCE, L.L.C.,
      SECTION 3C7 / 144A
      4.33%, 02/17/06                                     12,993          12,920
      4.44%, 02/22/06                                     36,000          35,771
      4.40%, 03/01/06                                     35,386          35,133
      4.41%, 03/01/06                                     25,376          25,194
      4.42%, 03/13/06                                     26,435          26,207

   *+ WINDMILL FUNDING CORP., SECTION 4(2) / 144A
      4.30%, 01/11/06                                     38,000          37,955
                                                                     -----------
                                                                      13,779,572
      CERTIFICATES OF DEPOSIT 20.9%
      --------------------------------------------------------------------------
      AMERICAN EXPRESS BANK FSB
      4.44%, 03/14/06                                     44,000          44,000

      AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.
      4.24%, 04/07/06                                     86,000          86,000

      BANCA INTESA
      4.22%, 01/24/06                                    131,000         131,000

      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
      4.50%, 04/19/06                                    154,000         154,000

      BANK OF TOKYO-MITSUBISHI, LTD.
      4.17%, 01/27/06                                    100,000         100,000
      4.44%, 03/09/06                                     14,000          14,000

      BARCLAYS BANK PLC
      4.18%, 01/04/06                                     20,000          20,000
      4.16%, 01/05/06                                    242,000         242,000
      4.05%, 01/06/06                                     29,000          29,000
      4.21%, 01/18/06                                     17,000          17,000
      4.22%, 01/19/06                                     30,000          30,000
      4.36%, 02/28/06                                     20,000          20,000

      BNP PARIBAS
      4.30%, 02/17/06                                     80,000          80,000
      4.03%, 03/27/06                                    287,000         287,000
      4.60%, 06/20/06                                    231,000         231,000

      CALYON
      4.21%, 01/11/06                                    190,000         190,000
      4.12%, 01/17/06                                     10,000          10,000
      3.99%, 02/23/06                                    110,000         110,000

      CANADIAN IMPERIAL BANK OF COMMERCE
      3.96%, 02/01/06                                    110,000         110,000

      CITIBANK, N.A.
      4.36%, 02/28/06                                     66,000          66,000
      4.48%, 03/29/06                                     33,000          33,000

      CREDIT AGRICOLE S.A.
      4.61%, 06/21/06                                     30,000          30,000

      CREDIT SUISSE
      4.33%, 01/18/06                                     49,000          49,000
      4.25%, 01/26/06                                     29,000          29,000
      4.58%, 06/06/06                                     78,000          78,000
      4.59%, 06/13/06                                     34,000          34,000
      4.60%, 06/20/06                                    179,000         179,000

      DEPFA BANK, PLC
      4.05%, 01/06/06                                     10,000          10,000
      4.21%, 01/13/06                                     30,000          30,000
      4.12%, 01/19/06                                     20,000          20,000
      4.39%, 03/03/06                                     50,000          50,000

      DEUTSCHE BANK, AG
      3.96%, 02/01/06                                     14,000          14,000
      4.62%, 10/26/06                                    150,000         150,000


26 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      DNB NOR BANK ASA
      3.81%, 01/20/06                                     20,000          20,000

      DRESDNER BANK AG
      4.25%, 01/26/06                                    169,000         169,000

      FORTIS BANK
      4.18%, 04/03/06                                    205,000         205,000

    + HBOS TREASURY SERVICES, PLC
      4.38%, 03/10/06                                    125,000         125,000
      4.41%, 05/05/06                                     35,000          35,000

      HSBC BANK, USA
      4.13%, 03/29/06                                     65,000          65,000
      4.30%, 04/21/06                                     56,000          56,000

      ING BANK N.V.
      4.11%, 01/20/06                                     55,000          55,000
      4.46%, 05/08/06                                     28,000          28,000

      LANDESBANK BADEN-WURTTEMBERG
      4.32%, 02/17/06                                    100,000          99,999

      LANDESBANK HESSEN-THURINGEN GIROZENTRALE
      4.53%, 05/30/06                                     86,000          86,000

      LLOYDS TSB BANK, PLC
      3.96%, 02/01/06                                     50,000          50,000

      MIZUHO CORP. BANK, LTD.
      4.21%, 01/27/06                                     80,000          80,000
      4.22%, 02/01/06                                     30,000          30,000

      NORDEA BANK FINLAND, PLC
      4.24%, 04/06/06                                    265,000         265,000
      4.46%, 05/08/06                                     87,000          87,000
      4.49%, 05/15/06                                     33,000          33,000

      NORTHERN ROCK, PLC
      4.25%, 01/26/06                                     50,000          50,000

      ROYAL BANK OF SCOTLAND, PLC
      4.29%, 02/01/06                                     82,000          82,000
      4.41%, 05/05/06                                     40,000          40,000

      SAN PAOLO IMI SPA
      4.21%, 01/18/06                                    125,000         125,000
      4.11%, 01/19/06                                     17,000          17,000
      4.36%, 03/01/06                                     10,000          10,000

      SOCIETE GENERALE
      4.61%, 06/21/06                                     46,000          46,000
      4.63%, 06/22/06                                    118,000         118,000

      TORONTO DOMINION BANK
      4.46%, 03/27/06                                    255,000         255,000

      U.S. BANK, N.A.
      4.11%, 01/20/06                                    218,000         218,000

      UBS, AG
      3.97%, 02/01/06                                     42,000          42,000

      UNICREDITO ITALIANO SPA
      3.78%, 01/17/06                                     35,000          35,000
      4.10%, 01/17/06                                    350,000         350,000
      4.11%, 01/19/06                                     10,000          10,000
      4.29%, 04/18/06                                    105,000         105,000

      WASHINGTON MUTUAL BANK, FA
      4.44%, 03/14/06                                     73,000          73,000
      4.61%, 06/16/06                                     29,000          29,000

      WELLS FARGO BANK, N.A.
      4.27%, 01/12/06                                     50,000          50,000
      4.31%, 01/26/06                                    100,000          99,999

      WILMINGTON TRUST CO.
      4.42%, 03/08/06                                     22,000          22,000
                                                                     -----------
                                                                       5,942,998
      BANK NOTES 2.1%
      --------------------------------------------------------------------------
      BANK OF AMERICA, N.A.
      4.19%, 01/11/06                                    184,000         184,000
      4.25%, 01/27/06                                    412,000         412,000
                                                                     -----------
                                                                         596,000

      VARIABLE-RATE OBLIGATIONS 17.6% of net assets

    + ACCESS LOANS FOR LEARNING STUDENT LOAN CORP.
      Taxable Student Loan RB Series II-A-6
      4.33%, 01/07/06                                     27,800          27,800

      BANK OF IRELAND, 144A
      4.34%, 01/20/06                                     40,000          40,000

      BANK OF NEW YORK CO., INC., 144A
      4.42%, 01/27/06                                     50,000          50,000

      BARCLAYS BANK, PLC
      4.25%, 01/05/06                                     90,000          89,992
      4.30%, 01/10/06                                     37,000          36,997
      4.31%, 01/23/06                                    300,000         299,968

      BNP PARIBAS
      4.30%, 01/10/06                                    100,000          99,980
      4.31%, 01/17/06                                     75,000          74,992

      CANADIAN IMPERIAL BANK OF COMMERCE
      4.43%, 01/17/06                                    100,000         100,000
      4.35%, 01/23/06                                     10,000          10,000


                                                         See financial notes. 27

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
    + CENTRAL BAPTIST CHURCH OF HIXSON, TENNESSEE
      4.44%, 01/07/06                                     13,000          13,000

    + CITY OF NEW BRITAIN, CONNECTICUT
      GO Pension Bonds Series 1998
      4.39%, 01/07/06                                     40,000          40,000

    + COLUMBUS, GEORGIA DEVELOPMENT AUTHORITY
      Taxable RB (Jay Leasing, Inc.
      Project) Series 1997
      4.41%, 01/07/06                                      5,535           5,535

      COMMONWEALTH BANK OF AUSTRALIA, 144A
      4.16%, 01/24/06                                     50,000          50,000

   *+ CONCORD MINUTEMEN CAPITAL CO., SERIES A
      SECTION 3C7 / 144A
      4.32%, 01/19/06                                     20,000          19,999

      CREDIT SUISSE
      4.32%, 01/11/06                                    100,000         100,000

      DEXIA CREDIT LOCAL
      4.32%, 01/26/06                                    100,000          99,975

    * DORADA FINANCE, INC., SECTION 3C7 / 144A
      4.32%, 01/17/06                                    145,000         144,999

    * FIVE FINANCE INC., SECTION 3C7 / 144A
      4.33%, 01/17/06                                     50,000          49,996

      GENERAL ELECTRIC CAPITAL CORP.
      4.47%, 01/17/06                                    225,000         225,000

      HSH NORDBANK, AG
      4.29%, 01/09/06                                     75,000          74,997

      J.P. MORGAN SECURITIES, INC.
      4.29%, 01/01/06                                    100,000         100,000

   *+ LEXINGTON PARKER CAPITAL CO., L.L.C., SECTION
      4(2) / 144A
      4.24%, 01/03/06                                    175,000         174,994
      4.29%, 01/09/06                                     35,000          34,999
      4.34%, 01/13/06                                     73,000          72,998

    * LIBERTY LIGHTHOUSE U.S. CAPITAL CO. L.L.C., SECTION
      4(2) / 144A
      4.26%, 01/03/06                                     31,000          31,000
      4.29%, 01/09/06                                     52,000          51,997
      4.34%, 01/19/06                                     30,000          30,000
      4.34%, 01/30/06                                     40,000          39,998

   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
      4.29%, 01/09/06                                     50,000          49,993
      4.32%, 01/17/06                                     32,000          31,997
      4.35%, 01/17/06                                    100,000         100,006

    + LOANSTAR ASSETS PARTNERS II, L.P.
      4.46%, 01/07/06                                     25,000          25,000

    + MERLOT TRUST SECTION 4(2) / 144A
      Series 2000B
      4.53%, 01/07/06                                     30,000          30,000

      MERRILL LYNCH & CO., INC.
      4.35%, 01/17/06                                     75,000          75,000

    o METROPOLITAN LIFE INSURANCE CO.
      4.36%, 01/03/06                                    100,000         100,000

    o MONUMENTAL LIFE INSURANCE CO.
      4.30%, 01/01/06                                    100,000         100,000
      4.39%, 01/01/06                                     10,000          10,000
      4.39%, 01/03/06                                    100,000         100,000

      MORGAN STANLEY
      4.30%, 01/03/06                                    140,000         140,000
      4.34%, 01/17/06                                     50,000          50,000

    + NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
      Taxable Economic Development
      Bonds (MSNBC CNBC Project)
      Series 1997A
      4.27%, 01/03/06                                     15,600          15,600

      NORDDEUTSCHE LANDESBANK GIROZENTRALE
      4.27%, 01/03/06                                    130,000         129,992
      4.32%, 01/17/06                                     75,000          74,993

      NORDEA AB
      4.34%, 02/13/06                                     80,000          80,000

      NORDEA BANK FINLAND, PLC
      4.34%, 01/17/06                                     35,000          34,998

      ROYAL BANK OF CANADA
      4.39%, 02/10/06                                     40,000          40,000

      ROYAL BANK OF SCOTLAND, PLC
      4.26%, 01/03/06                                     90,000          89,994
      4.26%, 01/06/06                                    140,000         139,990
      4.32%, 01/27/06                                    112,000         111,992
      4.33%, 01/30/06                                     80,000          79,989

      ROYAL BANK OF SCOTLAND, PLC, 144A
      4.34%, 01/23/06                                     20,000          20,000

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      4.33%, 01/17/06                                     75,000          74,995
      4.35%, 01/17/06                                     46,125          46,125

      SVENSKA HANDELSBANKEN AB
      4.25%, 01/03/06                                     75,000          74,989


28 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

      ISSUER                                          FACE VALUE      MKT. VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
    o THE GOLDMAN SACHS GROUP, INC.
      4.34%, 01/04/06                                     10,000          10,000
      4.40%, 01/13/06                                    140,000         140,000

    o THE GOLDMAN SACHS GROUP, INC., 144A
      4.39%, 01/09/06                                    125,000         125,000

    + TOWN OF ISLIP, NEW YORK IDA, 144A
      Taxable Adjustable Rate IDRB
      (Nussdorf Associates/Quality
      King Distributions, Inc. Facility)
      Series 1992
      4.68%, 01/07/06                                      1,285           1,285

    o TRAVELERS INSURANCE CO.
      4.34%, 01/01/06                                     25,000          25,000
      4.44%, 01/19/06                                    100,000         100,000
      4.43%, 01/30/06                                     25,000          25,000

   *+ WACHOVIA ASSET SECURITIZATION, INC., 144A
      Series 2005-HM1A Class AMM
      4.37%, 01/25/06                                     33,948          33,948

      WASHINGTON MUTUAL BANK, FA
      4.36%, 01/30/06                                    125,000         125,000

      WELLS FARGO & CO., 144A
      4.36%, 01/17/06                                    120,000         120,001

    * WHISTLEJACKET CAPITAL, L.L.C., SECTION 3C7 / 144A
      4.28%, 01/09/06                                     13,000          12,998
      4.33%, 01/20/06                                     17,000          16,998
      4.33%, 01/27/06                                     74,000          73,991

    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
      4.26%, 01/09/06                                     22,000          21,997
      4.32%, 01/17/06                                     42,000          41,995
      4.37%, 01/20/06                                     42,000          42,005
      4.33%, 01/25/06                                     60,000          59,993
                                                                     -----------
                                                                       4,990,080

                                                 MATURITY AMOUNT        VALUE
      SECURITY                                     ($ x 1,000)       ($ x 1,000)
      OTHER INVESTMENTS 10.6% of net assets

      REPURCHASE AGREEMENTS 10.6%
      --------------------------------------------------------------------------
      BANK OF AMERICA SECURITIES LLC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $324,360
      4.30%, issued 12/30/05,
      due 01/03/06                                       318,152         318,000

      BEAR STEARNS & CO. INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $132,603
      4.28%, issued 12/30/05,
      due 01/03/06                                       130,062         130,000

      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $525
      4.26%, issued 12/30/05,
      due 01/03/06                                           514             514

      GOLDMAN SACHS & CO.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $1,020,000
      4.33%, issued 12/30/05,
      due 01/03/06                                     1,000,482       1,000,000

      MORGAN STANLEY & CO. INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $682,381
      4.28%, issued 12/30/05,
      due 01/03/06                                       669,318         669,000

      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $897,602
      4.29%, issued 12/30/05,
      due 01/03/06                                       880,419         880,000
                                                                     -----------
                                                                       2,997,514

END OF INVESTMENTS.


                                                         See financial notes. 29

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                                            COST/
      RATE, ACQUISITION DATE,                        FACE AMOUNT        VALUE
      MATURITY DATE                                  ($ x 1,000)     ($ x 1,000)
AT DECEMBER 31, 2005 PORTFOLIO HOLDINGS INCLUDED
ILLIQUID AND/OR RESTRICTED SECURITIES AS FOLLOWS:

      BLUE SPICE, L.L.C., SECTION 4(2) / 144A
      4.12%,10/18/05, 01/20/06                            12,000          11,974
      4.13%, 09/27/05, 03/28/06                           20,000          19,806
                                                                     -----------
                                                                          31,780

      METROPOLITAN LIFE INSURANCE CO., 144A
      4.36%, 02/01/05, 01/03/06                          100,000         100,000

      MONUMENTAL LIFE INSURANCE CO.
      4.39%, 06/10/93, 01/01/06                           10,000          10,000
      4.30%, 01/12/00, 01/01/06                          100,000         100,000
      4.39%, 10/10/96, 01/03/06                          100,000         100,000
                                                                     -----------
                                                                         210,000

      TRAVELERS INSURANCE CO., 144A
      4.34%, 01/31/05, 01/03/06                           25,000          25,000
      4.44%, 08/19/05, 01/19/06                          100,000         100,000
      4.43%, 10/28/05, 01/30/06                           25,000          25,000
                                                                     -----------
                                                                         150,000

      THE GOLDMAN SACHS GROUP, INC.
      4.34%, 10/04/05, 01/04/06                           10,000          10,000
      4.40%, 07/18/05, 01/13/06                          140,000         140,000
                                                                     -----------
                                                                         150,000

      THE GOLDMAN SACHS GROUP, INC., 144A
      4.39%, 07/09/04, 01/09/06                          125,000         125,000


30 See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

Statement of
ASSETS AND LIABILITIES
As of December 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                $25,308,650 a
Repurchase agreements, at value                                        2,997,514 a
Receivables:
  Fund shares sold                                                       248,175
  Interest                                                                54,803
Prepaid expenses                                                  +          841
                                                                  --------------
TOTAL ASSETS                                                          28,609,983

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                   226,610
  Dividends to shareholders                                               15,311
  Investment adviser and administrator fees                                  509
  Transfer agent and shareholder service fees                                458
  Trustees' fees                                                              30
Accrued expenses                                                  +          592
                                                                  --------------
TOTAL LIABILITIES                                                        243,510

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          28,609,983
TOTAL LIABILITIES                                                 -      243,510
                                                                  --------------
NET ASSETS                                                           $28,366,473

NET ASSETS BY SOURCE
Capital received from investors                                       28,366,473

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                      SHARES
SHARE CLASS             NET ASSETS       /       OUTSTANDING       =         NAV
Investor Shares         24,112,102                24,112,313               $1.00
Select Shares           $2,325,036                 2,325,036               $1.00
Institutional Shares    $1,929,335                 1,929,336               $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost of the fund's securities was $28,306,164 Includes restricted and/or illiquid securities worth $766,780, or 2.7% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $11,174,964 or 39.4% of the fund's total net assets.

  FEDERAL TAX DATA
  ----------------------------------------------
  COST BASIS OF PORTFOLIO           $28,306,164

  RECLASSIFICATIONS:
  Net realized capital losses              $103
  Reclassified as:
    Capital received
    from investors                        ($103)


                                                         See financial notes. 31

SCHWAB VALUE ADVANTAGE MONEY FUND

Statement of
OPERATIONS
For January 1, 2005 through December 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                $866,135

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 86,330 a
Transfer agent and shareholder service fees:
  Investor Shares                                                         50,865 b
  Select Shares                                                            3,788 b
  Institutional Shares                                                     3,303 b
Trustees' fees                                                               114 c
Custodian and portfolio accounting fees                                    2,218
Professional fees                                                            118
Registration fees                                                            636
Shareholder reports                                                          248
Other expenses                                                       +       232
                                                                     -----------
Total expenses                                                           147,852
Expense reduction                                                    -    34,181 d
                                                                     -----------
NET EXPENSES                                                             113,671

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  866,135
NET EXPENSES                                                         -   113,671
                                                                     -----------
NET INVESTMENT INCOME                                                    752,464
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $752,464

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services 0.17% of the fund's assets. These fees are paid by Charles Schwab & Co., Inc. (Schwab)

c For the fund's independent trustees only.

d Includes $29,307 from the investment adviser (CSIM) and $4,874 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the annual operating expenses through April 29, 2006, as follows:

                             % OF AVERAGE
  SHARE CLASS            DAILY NET ASSETS
  ---------------------------------------
  Investor Shares              0.45
  Select Shares                0.35
  Institutional Shares         0.24

  This limit excludes interest, taxes and certain non-routine expenses.


32   See financial notes.

SCHWAB VALUE ADVANTAGE MONEY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
----------------------------------------------------------------------------------------
                                                   1/1/05-12/31/05      1/1/04-12/31/04
Net investment income                                     $752,464             $275,461
                                                   -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                     752,464              275,461

DISTRIBUTIONS PAID
----------------------------------------------------------------------------------------
Dividends from net investment income
Investor Shares                                            653,672              251,075
Select Shares                                               52,115               12,183
Institutional Shares                               +        46,677               12,203
                                                   -------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME                 752,464              275,461 a

TRANSACTIONS IN FUND SHARES b
----------------------------------------------------------------------------------------
SHARES SOLD
Investor Shares                                         24,443,221           18,381,853
Select Shares                                            4,581,545            2,590,824
Institutional Shares                               +     4,425,407            2,979,806
                                                   -------------------------------------
TOTAL SHARES SOLD                                       33,450,173           23,952,483

SHARES REINVESTED
Investor Shares                                            591,999              229,151
Select Shares                                               46,156               10,546
Institutional Shares                               +        41,389               10,215
                                                   -------------------------------------
TOTAL SHARES REINVESTED                                    679,544              249,912

SHARES REDEEMED
Investor Shares                                        (24,288,614)         (24,105,952)
Select Shares                                           (3,511,556)          (2,405,370)
Institutional Shares                               +    (3,591,062)          (2,656,903)
                                                   -------------------------------------
TOTAL SHARES REDEEMED                                  (31,391,232)         (29,168,225)

NET TRANSACTIONS IN FUND SHARES                          2,738,485           (4,965,830) c

NET ASSETS
----------------------------------------------------------------------------------------
Beginning of period                                     25,627,988           30,593,818
Total decrease                                     +     2,738,485           (4,965,830) d
                                                   -------------------------------------
END OF PERIOD                                          $28,366,473          $25,627,988

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions are:

  CURRENT YEAR
  Ordinary income             $752,464
  Long-term capital gains          $--

  PRIOR YEAR
  Ordinary income             $275,461
  Long-term capital gains          $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents shares sold plus shares reinvested, minus shares redeemed.

d Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                         See financial notes. 33

SCHWAB MONEY FUNDS

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE SCHWAB VALUE ADVANTAGE MONEY FUND OFFERS THREE SHARE CLASSES: Investor Shares, Select Shares and Institutional Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. The Schwab Government Money and U.S. Treasury Money Funds each offers one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the sections earlier in this report. However, there are certain other fund operations and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
  Schwab Money Market Fund
  SCHWAB GOVERNMENT MONEY FUND
  SCHWAB U.S. TREASURY MONEY FUND
  SCHWAB VALUE ADVANTAGE MONEY FUND
  Schwab Municipal Money Fund
  Schwab California Municipal Money Fund
  Schwab New York Municipal Money Fund
  Schwab New Jersey Municipal Money Fund
  Schwab Pennsylvania Municipal Money Fund
  Schwab Florida Municipal Money Fund
  Schwab Massachusetts Municipal Money Fund
  Schwab Retirement Advantage Money Fund
  Schwab Investor Money Fund
  Schwab Advisor Cash Reserves
  Schwab Cash Reserves

SCHWAB MONEY FUNDS

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other Schwab Funds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trust to which the funds belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing for any funds during the period.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The net investment and net realized capital gains and losses may differ for financial statement and tax purpose primarily due to differing treatments of wash sale losses and market discount.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

SCHWAB MONEY FUNDS

INTEREST INCOME is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity using the effective interest rate method. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Value Advantage Money Fund (three of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Funds") at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, California
February 14, 2006

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab Government Money Fund, the Schwab U.S. Treasury Money Fund and the Schwab Value Advantage Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

INTERIM APPROVAL, MAY 2005. At the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement on an interim basis through September 30, 2005. In connection with the interim approval of the Agreement, the Board requested that CSIM prepare responses to certain questions outlined below in advance of the next regularly scheduled Board meeting. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' investors are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported interim renewal of the Agreement.

   FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund. The Board noted that certain funds, including the U.S. Treasury Money Fund, had lower performance relative to their respective peer groups than other funds, and inquired as to the underlying reasons for this relative performance. The Board also requested that CSIM evaluate the reasons for such funds' relative performance, consider appropriate measures to address the performance and report the results of their findings at the next Board meeting. Following such evaluation, and based upon CSIM's agreement to perform such analyses, etc. relating to performance, the Board concluded, within the context of its full deliberations, that the performance of the funds supported interim renewal of the Agreement.

   FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported interim renewal of the Agreement.

   PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported interim renewal of the Agreement.

   ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. With respect to the U.S. Treasury Money Fund, the Board also considered Schwab's agreement that that fund's net operating expenses (excluding interest, taxes and certain non-routine expenses) would not exceed 63 (sixty-three) basis points for the period July 1, 2005 until July 1, 2006. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the interim continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

SUBSEQUENT CONTINUATION, AUGUST 2005. At the August 31, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the continuation of the Agreement through June 30, 2006. This approval extended the interim approval of the Agreement by the Board, which had taken place on May 24, 2005 and is discussed above. In connection with the approval of the Agreement, the Board considered additional information provided by CSIM in response to the Board's requests at the May 24, 2005 meeting, as well as reconsidered the information provided and factors considered at prior meetings. The Board concluded that the information provided at the meeting supported continuation of the Agreement. In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME AND
YEAR OF BIRTH           TRUSTEE SINCE            MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER      2000 (all trusts).       Chairman, JDN Corp. Advisory LLC (real estate). Until 2001: Special Advisor
1960                                             to the President, Stanford University. From 1996-2001: Vice President of
                                                 Business Affairs, Chief Financial Officer, Stanford University.

                                                 Ms. Byerwalter is on the Boards of Stanford University, America First Cos.
                                                 (venture capital/fund management), Redwood Trust, Inc. (mortgage finance),
                                                 Stanford Hospitals and Clinics, SRI International (research), PMI Group,
                                                 Inc. (mortgage insurance), Lucile Packard Children's Hospital, Pacific Life
                                                 Insurance Company (insurance), Laudus Trust and Laudus Variable Insurance
                                                 Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex. 2

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex.

INDEPENDENT TRUSTEES continued

NAME AND
YEAR OF BIRTH           TRUSTEE SINCE                   MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD       Family of Funds, 1989;          Chief Executive Officer, Dorward & Associates (corporate management,
1931                    Investments, 1991;              marketing and communications consulting). Until 1999: Executive Vice
                        Capital Trust, 1993;            President, Managing Director, Grey Advertising. Until 1996: President, Chief
                        Annuity Portfolios, 1994.       Executive Officer, Allen & Dorward Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER       2000 (all trusts).              Dean Emeritus of the Haas School of Business, University of California,
1941                                                    Berkeley. Until 2/04, Co-Chief Executive Officer, Aphton Corporation
                                                        (bio-pharmaceuticals). Prior to 8/98, Dean of the Haas School of Business,
                                                        University of California, Berkeley (higher education).

                                                        Mr. Hasler is on the Boards of Aphton Corporation (bio-pharmaceuticals),
                                                        Mission West Properties (commercial real estate), Stratex Networks (network equipment), TOUSA (home building), Genitope Corp. (bio-pharmaceuticals),
                                                        Laudus Trust and Laudus Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex. 3 Non-Executive Chairman, Solectron Corporation
                                                        (manufacturing).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;          Chairman, Chief Executive Officer, Director, Semloh Financial, Inc.
1931                    Investments, 1991;              (international financial services and investment advisory firm).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH         2000 (all trusts).              Since 1990, Chairman and Chief Executive Officer and founder of Smith Graham
1950                                                    & Co. (investment advisors).

                                                        Mr. Smith is on the Board of Cooper Industries (electrical products, tools and hardware); Chairman, Texas Southern University Foundation; Executive
                                                        Committee and Board Member, MD Anderson Cancer Center; Chairman of the audit committee of Northern Border Partners, M.L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;          Managing Partner, D.R. Stephens & Co. (investments). Until 1996: Chairman,
1938                    Investments, 1991;              Chief Executive Officer, North American Trust (real estate investment
                        Capital Trust, 1993;            trust).
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;          Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate
1943                    Investments, 1991;              investment and management, and other investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.

3 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex.

INTERESTED TRUSTEES

NAME AND                TRUST POSITION(S);
YEAR OF BIRTH           TRUSTEE SINCE                   MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 4     Chairman, Trustee:              Chairman, Chief Executive Officer and Director, The Charles Schwab
1937                    Family of Funds, 1989;          Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles
                        Investments, 1991;              Schwab Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and
                        Capital Trust, 1993;            Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International
                        Annuity Portfolios, 1994.       Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.;
                                                        Director, U.S. Trust Company, N.A., U.S. Trust Corporation, United States
                                                        Trust Company of New York. Until 5/03, Co-Chief Executive Officer, The
                                                        Charles Schwab Corporation.

                                                        Trustee, Charles and Helen Schwab Foundation; Chairman, All Kinds of Minds
                                                        Institute (education), Trustee, Stanford University; Chairman and Director,
                                                        Charles Schwab Foundation; Chairman of the Finance Committee, San Francisco
                                                        Museum of Modern Art.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 4       Trustee, 2005                   Executive Vice President and President, Asset Management Products &
1954                    (all trusts).                   Services, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset
                                                        Management (Ireland) Limited. From 9/02 to 7/04, President and Chief
                                                        Executive Officer, Charles Schwab Investment Management, Inc. and Executive
                                                        Vice President, Charles Schwab & Co., Inc. Prior to 9/02, President and
                                                        Chief Investment Officer, American Century Investment Management; Director,
                                                        American Century Companies, Inc. Until 6/01, Chief Investment Officer, Fixed
                                                        Income, American Century Companies, Inc.

OFFICERS OF THE TRUST

NAME AND
YEAR OF BIRTH           TRUST OFFICE(S) HELD            MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER         President, Chief                Executive Vice President, President, Director, Charles Schwab Investment
1955                    Executive Officer               Management, Inc. Vice President, Laudus Trust and Laudus Variable Insurance
                        (all trusts).                   Trust. Until 7/04: Senior Vice President, Asset Management Products &
                                                        Services Enterprise. Until 6/03: Executive Vice President, Chief Financial
                                                        Officer, Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD         Senior Vice President,          Senior Vice President, Chief Investment Officer, Director, Charles Schwab
1955                    Chief Investment                Investment Management, Inc.; Chief Investment Officer, The Charles Schwab
                        Officer (all trusts).           Trust Co.

4 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of the Charles Schwab Corporation.

OFFICERS OF THE TRUST continued

NAME AND
YEAR OF BIRTH           TRUST OFFICE(S) HELD            MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS          Senior Vice President,          Senior Vice President and Chief Investment Officer, Fixed Income, Charles
1959                    Chief Investment                Schwab Investment Management, Inc. Until 6/04: Vice President and Senior
                        Officer (all trusts).           Portfolio Manager, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER        Senior Vice President,          Senior Vice President, Chief Investment Officer, Equities, Charles Schwab
1963                    Chief Investment                Investment Management, Inc.; Vice President, Chief Investment Officer,
                        Officer (all trusts).           Laudus Trust and Laudus Variable Insurance Trust. Until 5/04: Vice President
                                                        and Senior Portfolio Manager, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE        Chief Compliance                Senior Vice President, Institutional Compliance and Chief Compliance
1960                    Officer (all trusts).           Officer, Charles Schwab Investment Management, Inc.; Chief Compliance
                                                        Officer, Laudus Trust and Laudus Variable Insurance Trust. Until 9/03: Vice
                                                        President, Charles Schwab & Co., Inc. and Charles Schwab Investment
                                                        Management, Inc. Until 2002: Vice President, Internal Audit, Charles Schwab
                                                        & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON          Secretary (all trusts).         Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab
1961                                                    Investment Management, Inc.; Senior Vice President and Deputy General
                                                        Counsel, Charles Schwab & Co., Inc. Prior to 6/98, Branch Chief in
                                                        Enforcement at U.S. Securities and Exchange Commission in San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA          Treasurer, Principal            Senior Vice President and Chief Financial Officer, Charles Schwab Investment
1964                    Financial Officer               Management, Inc.; Director, Charles Schwab Asset Management (Ireland)
                        (all trusts).                   Limited. From 12/99 to 11/04, Senior Vice President, Financial Reporting,
                                                        Charles Schwab & Co., Inc.

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor's, Fitch, Inc. and Moody's Investor Service, to rate their credit worthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES  Adjustable convertible extendable security
BAN   Bond anticipation note
COP   Certificate of participation
GAN   Grant anticipation note
GO    General obligation
HDA   Housing Development Authority
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDRB  Industrial Development Revenue Bond
M/F   Multi-family
RAN   Revenue anticipation note
RB    Revenue bond
S/F   Single-family
TAN   Tax anticipation note
TECP  Tax-exempt commercial paper
TRAN  Tax and revenue anticipation note
VRD   Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate
  Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR31360-01

SCHWAB ADVISOR CASH RESERVES(TM)

      ANNUAL REPORT
      December 31, 2005


                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

   Management's Discussion..................................................   2

   Performance and Fund Facts...............................................   5

   Fund Expenses............................................................   6

   Financial Statements.....................................................   7

   Financial Notes..........................................................  18

   Investment Advisory Agreement Approval...................................  22

   Trustees and Officers....................................................  25

   Glossary.................................................................  29

   Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

   Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I founded Schwab over thirty years ago to be a home for serious investors. That mission continues to guide us today as we constantly innovate on behalf of our clients. By continuing to provide the highest quality products and services-- at a great price--we remain true to our heritage.

I take particular pride in the Schwab Funds. Founded over 15 years ago, they have grown to include more than 50 funds with over $140 billion in assets as of this report date. With a variety of investment strategies, Schwab Funds provide a range of innovative investment choices that can serve as a foundation for your asset allocation plan.

Schwab Funds is managed by Charles Schwab Investment Management, Inc., which currently ranks as one of the largest investment managers in the country. Our portfolio managers share a passion for market analysis and use some of the most sophisticated financial models available. I am proud of their depth of experience, which reflects an average tenure of more than 15 years in the investment industry. Furthermore, I am impressed with the commitment that our managers bring to the stewardship of the funds, for you, their shareholders.

We strive every day to warrant the trust you have placed in us; that will never change. Thank you for investing with us.

Sincerely,

/s/ Charles R. Schwab

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

MANAGEMENT'S DISCUSSION for the year ended December 31, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the annual report for your Schwab money fund for the year ended December 31, 2005. Although the period was marked by volatility, our money funds provided competitive yields as well as safety and stability.

I would like to take this opportunity to remind you that Schwab Funds offers a range of position-traded money funds that are available with a variety of minimums and investment strategies to meet your needs. These funds and share classes are available beginning with a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) and include both taxable and, for clients who are tax sensitive, tax-free investment strategies. To make these products even more convenient, we've recently reduced the subsequent investment minimum requirement from $5,000 to $500 on several of our Value Advantage Investments.

We continue to develop and manage Schwab Funds to help you achieve your goals and to provide an uncomplicated way to build a well-diversified portfolio. During the report period covered by this book, Schwab Funds launched seven new funds across varying investment styles and strategies.

In closing, I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.


2 Schwab Advisor Cash Reserves

[PHOTO OF LINDA KLINGMAN]

LINDA KLINGMAN, a vice president of the investment adviser and senior portfolio manager, has overall responsibility for the management of the fund. She joined the firm in 1990 and has managed money market funds since 1988.

[PHOTO OF MIKE NEITZKE]

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the fund. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial services industry as a portfolio manager.

THE INVESTMENT ENVIRONMENT AND THE FUND

Despite having witnessed a turbulent year in the news, the markets remained in a steady growth mode and ended the one-year report period with positive results. Oil prices hit highs never seen before and the Federal Reserve continued to raise short-term interest rates to curb inflationary pressures, raising the rates eight consecutive times in the one-year report period and bringing the benchmark rate up to 4.25%. The moves had a limited impact on overall economic growth, due primarily to the low level of rates from which the increases began.

Regardless of the concerns of high energy prices, which remained a significant headwind for economic performance throughout the period, corporate earnings remained strong throughout the year. Additionally, with the unemployment rate hovering around 5% and GDP growth around 3.5%, job and income growth remained positive and investors remained optimistic. Productivity gains and more restrictive monetary policy kept a lid on core inflation. The productivity gains, coupled with foreign investors buying large amounts of U.S. government securities, helped to contain increases in long-term interest rates. These conditions caused the dollar to rally, which took pressure off the price of imported goods.

The big news for the past two quarters was the impact of Hurricanes Katrina and Rita. The devastation caused by these storms was particularly heavy with respect to the energy infrastructures in the South. Oil prices rose sharply in the aftermath of the hurricanes, with crude oil peaking above $71 per barrel in early September, although softening oil demand and quick action by the federal government to release Strategic Petroleum Reserves led to a subsequent decline off that peak. During the fourth quarter, oil had dropped to as low as $58 a barrel, but then rebounded back to $64 as of the end of the period. While the full economic effect of the hurricanes remains unknown, the damage appears to be limited to the regions in the hurricanes' path and to the energy infrastructures in those areas.

Another significant event that happened during the report period was the appointment of Ben Bernanke to succeed Alan Greenspan as Chairman of the Federal Reserve Board. Although he had not yet been confirmed into office as of the end of the report period, Bernanke's experience on


                                                  Schwab Advisor Cash Reserves 3

MANAGEMENT'S DISCUSSION continued

the Federal Open Market Committee and his expertise in monetary economics has eased the concerns of the markets and caused investors to expect a smooth transition.

SCHWAB ADVISOR CASH RESERVES was positioned to take advantage of the likelihood that the Federal Reserve would continue to raise short-term interest rates. As noted above, the Fed continued in its tightening cycle throughout the year, raising short-term interest rates 0.25% at each of its eight meetings. At the end of the one-year report period, the benchmark rate was up to 4.25%. In this economic environment, the fund continually added to its variable-rate holdings, maintaining its holdings at around 15-20% of fund assets during the period. The interest rates on these types of securities reset frequently, allowing us the opportunity to capture a rise in market rates. To further take advantage of the rising-rate environment, we maintained our weighted average maturity (WAM) relatively short, at around 40 days. Keeping the WAM short provided flexibility to adapt and respond to the changes in interest rates.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


4 Schwab Advisor Cash Reserves

PERFORMANCE AND FUND FACTS as of 12/31/05

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

                                        SWEEP SHARES        PREMIER SWEEP SHARES
Ticker Symbol                              SWQXX                    SWZXX
--------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                          3.64%                    3.74%
--------------------------------------------------------------------------------
SEVEN-DAY YIELD--NO WAIVER 2               3.44%                    3.44%
--------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD 1                3.70%                    3.81%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                              48 days
--------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                            100% Tier 1
--------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.


                                                  Schwab Advisor Cash Reserves 5

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested invested for six-months beginning July 1, 2005 and held through December 31, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                              ENDING
                                                           BEGINNING       ACCOUNT VALUE           EXPENSES
                                      EXPENSE RATIO 1    ACCOUNT VALUE   (Net of Expenses)    PAID DURING PERIOD 2
                                       (Annualized)        at 7/1/05        at 12/31/05         7/1/05-12/31/05
------------------------------------------------------------------------------------------------------------------
SCHWAB ADVISOR CASH RESERVES(TM)

Sweep Shares
  Actual Return                             0.69%            $1,000          $1,015.70               $3.51
  Hypothetical 5% Return                    0.69%            $1,000          $1,021.73               $3.52

Premier Sweep Shares
  Actual Return                             0.59%            $1,000          $1,016.20               $3.00
  Hypothetical 5% Return                    0.59%            $1,000          $1,022.23               $3.01

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.


6 Schwab Advisor Cash Reserves

SCHWAB ADVISOR CASH RESERVES(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      1/1/05-       8/19/04 1-
SWEEP SHARES                                         12/31/05        12/31/04
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  1.00           1.00
                                                     -------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                0.03           0.00 2
                                                     -------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                (0.03)         (0.00) 2
                                                     -------------------------------------------------------------------------------
Net asset value at end of period                        1.00           1.00
                                                     -------------------------------------------------------------------------------
Total return (%)                                        2.63           0.45 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                               0.69           0.69 4
   Gross operating expenses                             0.85           0.85 4
   Net investment income                                2.65           1.30 4
Net assets, end of period ($ x 1,000,000)              1,898          1,271

                                                      1/1/05-       8/19/04 1-
PREMIER SWEEP SHARES                                 12/31/05        12/31/04
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  1.00           1.00
                                                     -------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                0.03           0.00 2
                                                     -------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                (0.03)         (0.00) 2
                                                     -------------------------------------------------------------------------------
Net asset value at end of period                        1.00           1.00
                                                     -------------------------------------------------------------------------------
Total return (%)                                        2.73           0.48 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                               0.59           0.59 4
   Gross operating expenses                             0.85           0.85 4
   Net investment income                                2.75           1.41 4
Net assets, end of period ($ x 1,000,000)              3,728          2,344

1 Commencement of operations.

2 Per share amount was less than $0.01.

3 Not annualized.

4 Annualized.


                                                          See financial notes. 7

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS as of December 31, 2005

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities:

* Asset-backed security

+ Credit-enhanced security

o Illiquid and/or restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
 64.0%  FIXED-RATE
        OBLIGATIONS                                    3,597,666       3,597,666

 14.2%  VARIABLE-RATE
        OBLIGATIONS                                      800,398         800,398

 21.7%  OTHER INVESTMENTS                              1,221,359       1,221,359
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                              5,619,423       5,619,423

  0.1%  OTHER ASSETS AND
        LIABILITIES                                                        6,669
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     5,626,092

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      FIXED-RATE OBLIGATIONS 64.0% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 47.8%
      --------------------------------------------------------------------------
      AB SPINTAB
      4.21%, 01/20/06                                      2,000           1,996

      ALLIANCE & LEICESTER, PLC, SECTION 4(2) / 144A
      3.95%, 03/14/06                                      2,000           1,984
      4.47%, 03/15/06                                      7,000           6,937
      4.49%, 05/10/06                                     21,000          20,670
      4.62%, 06/06/06                                     13,000          12,745

    * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
      4.07%, 01/09/06                                      9,000           8,992
      4.35%, 02/22/06                                     10,000           9,938
      4.35%, 02/23/06                                      6,000           5,962

    + ANZ (DELAWARE), INC.
      4.30%, 04/17/06                                     41,000          40,492

    + ANZ NATIONAL BANK (INT'L) LTD.
      4.09%, 01/13/06                                      2,000           1,997
      4.01%, 02/23/06                                     15,000          14,913

   *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) / 144A
      4.19%, 01/03/06                                      1,000           1,000
      4.12%, 01/13/06                                      1,000             999
      4.60%, 06/05/06                                      3,000           2,942
      4.61%, 06/13/06                                      2,000           1,959
      4.65%, 06/16/06                                     13,000          12,727
      4.64%, 06/19/06                                      5,000           4,893
      4.65%, 06/22/06                                      4,000           3,913

   *+ ASAP FUNDING LTD., SECTION 4(2) / 144A
      4.04%, 01/04/06                                      2,000           1,999
      4.05%, 01/04/06                                      7,000           6,998
      4.21%, 01/09/06                                      7,000           6,993
      4.43%, 02/23/06                                     16,000          15,897
      4.42%, 03/03/06                                      5,000           4,963
      4.46%, 03/07/06                                      3,000           2,976

   *+ ATLANTIC ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
      4.18%, 01/04/06                                      5,000           4,998
      4.19%, 01/04/06                                     11,884          11,880
      4.35%, 02/21/06                                     18,704          18,590
      4.45%, 03/13/06                                      4,000           3,965

    * ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
      4.04%, 01/04/06                                      2,000           1,999
      4.10%, 01/13/06                                      4,000           3,995
      4.23%, 01/17/06                                     27,000          26,950


8 See financial notes.

SCHWAB ADVISOR CASH RESERVES

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      3.88%, 01/18/06                                    30,000           29,946
      3.82%, 01/23/06                                    50,000           49,885
      4.00%, 03/01/06                                    10,000            9,936
      4.03%, 03/22/06                                     6,000            5,947
      4.52%, 05/17/06                                     2,000            1,967
      4.63%, 06/22/06                                    12,000           11,741

      BANK OF AMERICA CORP.
      4.18%, 01/10/06                                     2,000            1,998
      4.42%, 02/27/06                                    12,000           11,917

      BANK OF IRELAND, SECTION 4(2) / 144A
      4.10%, 01/17/06                                    13,300           13,276
      4.33%, 03/13/06                                     6,000            5,949

      BEAR STEARNS COMPANIES, INC.
      4.04%, 01/06/06                                    34,000           33,981
      4.31%, 04/21/06                                     2,000            1,974

   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
      4.42%, 03/10/06                                    13,500           13,389

  *+o BLUE SPICE, L.L.C., SECTION 4(2) / 144A
      4.18%, 01/03/06                                     4,000            3,999
      4.13%, 03/28/06                                    23,000           22,777

    + CBA (DELAWARE) FINANCE, INC.
      4.27%, 02/15/06                                    17,000           16,910

    * CC (USA), INC., SECTION 3C7 / 144A
      3.85%, 01/13/06                                     3,000            2,996
      3.87%, 01/13/06                                     1,000              999
      4.12%, 01/20/06                                    21,000           20,955
      3.96%, 01/27/06                                     7,000            6,980
      4.01%, 03/01/06                                     6,000            5,961
      4.30%, 04/20/06                                    12,000           11,847

   *+ CHARIOT FUNDING, L.L.C., SECTION 4(2) / 144A
      4.19%, 01/09/06                                    10,000            9,991
      4.11%, 01/17/06                                    16,000           15,971

    + CITIGROUP FUNDING, INC.
      4.27%, 01/10/06                                    20,000           19,979
      4.30%, 01/12/06                                     5,000            4,993
      4.27%, 01/13/06                                    32,000           31,955
      4.41%, 02/21/06                                    10,000            9,938
      4.38%, 03/03/06                                    18,000           17,868
      4.44%, 03/13/06                                     1,000              991
      4.44%, 03/17/06                                    44,000           43,598
      4.46%, 03/17/06                                    10,000            9,908
      4.65%, 06/26/06                                    35,000           34,223

   *+ CONCORD MINUTEMEN CAPITAL CO., SERIES A
      SECTION 3C7 / 144A
      3.75%, 01/06/06                                    30,000           29,985
      4.07%, 01/09/06                                     5,544            5,539
      4.11%, 01/10/06                                     2,000            1,998
      4.21%, 01/11/06                                     2,000            1,998
      4.24%, 01/18/06                                    11,000           10,978
      3.95%, 03/08/06                                    15,000           14,894
      4.25%, 04/07/06                                     1,000              989

   *+ CROWN POINT CAPITAL CO., L.L.C. SECTION 3C7 / 144A
      3.98%, 01/04/06                                    30,000           29,990
      3.82%, 01/18/06                                    20,000           19,965
      4.33%, 04/19/06                                    19,000           18,758

    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
      TRUST, SECTION 4(2) / 144A
      4.10%, 01/11/06                                     6,000            5,993
      4.11%, 01/11/06                                    11,000           10,988
      4.13%, 01/19/06                                     4,000            3,992
      4.32%, 01/19/06                                    45,000           44,903
      4.15%, 01/20/06                                     1,000              998
      4.32%, 01/24/06                                    49,000           48,865
      4.49%, 03/28/06                                    17,000           16,820

    + DEXIA DELAWARE L.L.C.
      4.43%, 03/14/06                                    38,000           37,667

      DNB NOR BANK ASA
      4.57%, 06/01/06                                    43,000           42,194
      4.63%, 06/21/06                                    15,000           14,678

    * DORADA FINANCE, INC., SECTION 3C7 / 144A
      4.12%, 01/20/06                                    20,000           19,957

    + DRESDNER U.S. FINANCE, INC.
      4.42%, 02/21/06                                    10,000            9,938

    * EDISON ASSET SECURITIZATION CORP., L.L.C.,
      SECTION 4(2) / 144A
      4.58%, 06/06/06                                    41,000           40,204

   *+ EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
      4.19%, 01/03/06                                    25,000           24,994
      4.49%, 03/28/06                                     2,000            1,979

   *+ FAIRWAY FINANCE CO., L.L.C., SECTION 4(2) / 144A
      4.17%, 01/24/06                                     5,000            4,987
      3.97%, 03/13/06                                    13,000           12,900
      4.49%, 05/08/06                                     3,395            3,342
      4.52%, 05/15/06                                     1,000              984
      4.64%, 06/21/06                                     3,000            2,935

   *+ FALCON ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
      4.23%, 01/09/06                                    50,000           49,953

    * FIVE FINANCE INC., SECTION 3C7 / 144A
      4.04%, 01/03/06                                     7,000            6,998
      4.18%, 01/27/06                                     1,000              997


                                                          See financial notes. 9

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      4.11%, 03/27/06                                    10,000            9,905
      4.31%, 04/19/06                                     6,000            5,924

      FORENINGSSPARBANKEN AB (SWEDBANK)
      4.29%, 04/19/06                                    30,000           29,622
      4.54%, 05/30/06                                    22,000           21,596

    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
      4.09%, 01/13/06                                     8,000            7,989
      4.33%, 02/21/06                                    15,000           14,909

      GENERAL ELECTRIC CAPITAL CORP.
      4.04%, 01/04/06                                    35,000           34,988
      4.06%, 01/10/06                                    40,000           39,960
      4.07%, 01/12/06                                    45,000           44,945
      4.14%, 02/08/06                                    54,000           53,767
      3.99%, 03/01/06                                    20,000           19,872
      3.95%, 03/21/06                                     9,000            8,924
      4.30%, 04/17/06                                     4,000            3,950
      4.46%, 05/03/06                                    12,000           11,823
      4.61%, 08/01/06                                     8,000            7,790
      4.71%, 09/15/06                                     8,000            7,740

      GENERAL ELECTRIC CAPITAL SERVICES
      4.04%, 01/05/06                                    40,000           39,982
      4.19%, 03/10/06                                    24,000           23,813
      4.61%, 08/01/06                                    12,000           11,685
      4.70%, 09/12/06                                     9,000            8,712

   *+ GRAMPIAN FUNDING, LLC., SECTION 4(2) / 144A
      4.12%, 01/19/06                                     6,000            5,988
      4.17%, 01/26/06                                     4,000            3,989
      4.37%, 03/02/06                                     6,000            5,957
      4.46%, 03/22/06                                    10,000            9,902

    + HBOS TREASURY SERVICES, PLC
      4.33%, 02/24/06                                     7,000            6,955
      4.41%, 03/08/06                                    29,000           28,768

      IRISH LIFE & PERMANENT, PLC, SECTION 4(2) / 144A
      4.05%, 01/05/06                                     3,000            2,999
      4.32%, 02/16/06                                    11,000           10,940
      4.45%, 03/14/06                                     9,000            8,921
      4.46%, 03/21/06                                     1,000              990

    + IXIS COMMERCIAL PAPER CORP., SECTION 4(2) / 144A
      4.35%, 03/16/06                                    29,000           28,745

   *+ JUPITER SECURITIZATION CORP., SECTION 4(2) / 144A
      4.29%, 01/05/06                                     1,190            1,189

    * K2 (USA), L.L.C., SECTION 3C7 / 144A
      4.07%, 01/09/06                                     1,500            1,499
      4.20%, 01/10/06                                     8,000            7,992
      4.43%, 03/09/06                                    32,000           31,739
      3.95%, 03/13/06                                     4,000            3,969
      4.33%, 04/20/06                                    10,000            9,872

    + KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.,
      SECTION 4(2) / 144A
      4.34%, 02/22/06                                    26,000           25,839

   *+ KITTY HAWK FUNDING CORP., SECTION 4(2) / 144A
      4.30%, 01/13/06                                    10,000            9,986

   *+ LEXINGTON PARKER CAPITAL CO., L.L.C.
      SECTION 4(2) / 144A
      4.40%, 01/03/06                                     3,000            2,999
      4.06%, 01/06/06                                     1,000              999
      4.31%, 01/06/06                                     1,000              999
      3.79%, 01/13/06                                     2,000            1,998
      3.80%, 01/13/06                                    18,000           17,978
      4.17%, 01/24/06                                     7,000            6,982
      4.25%, 04/07/06                                     3,000            2,967

   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
      4.37%, 02/27/06                                    10,000            9,932

    * MANE FUNDING CORP., SECTION 4(2) / 144A
      4.31%, 01/18/06                                    12,000           11,976
      4.33%, 02/21/06                                     7,142            7,099
      4.35%, 02/24/06                                    31,000           30,800

   *+ MONT BLANC CAPITAL CORP., SECTION 4(2) / 144A
      4.30%, 01/11/06                                     3,000            2,996
      4.35%, 02/23/06                                     7,000            6,956

      MORGAN STANLEY
      4.29%, 04/12/06                                    17,000           16,800

   *+ NIEUW AMSTERDAM RECEIVABLES CORP.,
      SECTION 4(2) / 144A
      4.28%, 01/05/06                                     9,000            8,996
      4.16%, 01/19/06                                     3,000            2,994
      4.40%, 03/02/06                                     4,419            4,387
      4.45%, 03/13/06                                     2,000            1,983
      4.45%, 03/16/06                                     8,000            7,928
      4.06%, 03/23/06                                     9,000            8,919

    + NORDEA NORTH AMERICA, INC.
      4.42%, 02/28/06                                     3,000            2,979
      4.16%, 03/31/06                                     3,500            3,465
      4.30%, 04/18/06                                    33,000           32,587

    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
      4.30%, 02/07/06                                    21,000           20,908
      4.40%, 03/02/06                                     6,000            5,956
      4.50%, 03/22/06                                    13,000           12,871


10 See financial notes.

SCHWAB ADVISOR CASH RESERVES

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +* PICAROS FUNDING, L.L.C., SECTION 4(2) / 144A
      4.00%, 02/17/06                                    10,000            9,949
      4.35%, 02/22/06                                    14,000           13,913
      4.18%, 03/30/06                                     4,000            3,960

   *+ PREFERRED RECEIVABLES FUNDING CORP.
      SECTION 4(2) / 144A
      3.97%, 02/10/06                                     2,000            1,991

    + SAN PAOLO IMI U.S. FINANCIAL CO.
      4.03%, 01/05/06                                    35,000           34,984

    + SANTANDER CENTRAL HISPANO FINANCE
      (DELAWARE), INC.
      4.00%, 02/24/06                                    18,000           17,894
      3.96%, 03/15/06                                    18,000           17,858
      4.30%, 04/13/06                                     3,000            2,964

   *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
      4.05%, 01/06/06                                     9,040            9,035
      4.14%, 01/20/06                                    14,000           13,970
      4.16%, 01/24/06                                     9,000            8,976
      4.26%, 01/25/06                                    24,000           23,932
      4.37%, 02/27/06                                    53,000           52,637
      4.40%, 03/02/06                                     3,000            2,978

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      4.07%, 01/12/06                                    11,500           11,486
      4.09%, 01/12/06                                    10,000            9,988
      4.22%, 02/03/06                                    30,000           29,885
      4.27%, 02/10/06                                    15,000           14,930
      4.34%, 02/21/06                                     6,000            5,964
      4.02%, 02/22/06                                    22,000           21,874
      4.41%, 03/03/06                                     1,000              993
      4.31%, 04/25/06                                     5,000            4,933

      SKANDINAVISKA ENSKILDA BANKEN AB
      4.03%, 03/02/06                                    22,000           21,855
      4.48%, 05/10/06                                    30,000           29,529

    + SOCIETE GENERALE NORTH AMERICA, INC.
      4.17%, 03/28/06                                    12,000           11,883

      THE GOLDMAN SACHS GROUP, INC.
      4.36%, 01/03/06                                    15,000           14,996

   *+ TICONDEROGA FUNDING, L.L.C., SECTION 4(2) / 144A
      4.33%, 01/23/06                                    50,243           50,111

   *+ TRIPLE-A ONE FUNDING CORP., SECTION 4(2) / 144A
      4.29%, 01/05/06                                     4,036            4,034
      4.30%, 01/06/06                                     1,227            1,226

      WESTPAC BANKING CORP., SECTION 4(2) / 144A
      4.38%, 03/02/06                                    10,000            9,928
      4.62%, 06/16/06                                     4,000            3,917

    + WESTPAC TRUST SECURITIES NZ LTD.,
      SECTION 4(2) / 144A
      4.16%, 01/03/06                                     7,000            6,998
      4.28%, 02/09/06                                     8,000            7,963
      4.32%, 02/09/06                                    15,000           14,930

    * WHISTLEJACKET CAPITAL, L.L.C., SECTION 3C7 / 144A
      4.35%, 02/21/06                                     8,582            8,530
      4.35%, 02/22/06                                    11,063           10,994
      4.37%, 02/27/06                                     2,000            1,986
      4.19%, 03/29/06                                     3,000            2,970

    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
      4.30%, 04/18/06                                     6,000            5,924
      4.52%, 05/09/06                                     9,000            8,859

   *+ WINDMILL FUNDING CORP., SECTION 4(2) / 144A
      4.30%, 01/11/06                                    14,000           13,983
                                                                     -----------
                                                                       2,689,666
     CERTIFICATES OF DEPOSIT 15.3%
     ---------------------------------------------------------------------------
     AMERICAN EXPRESS BANK FSB
     4.46%, 03/22/06                                     15,000           15,000

     BANCA INTESA
     4.22%, 01/24/06                                     18,000           18,000

     BANCO BILBAO VIZCAYA ARGENTARIA S.A.
     4.50%, 04/19/06                                     20,000           20,000

     BANK OF THE WEST
     4.16%, 01/03/06                                     15,000           15,000

     BANK OF TOKYO-MITSUBISHI, LTD.
     4.43%, 03/07/06                                     22,000           22,000

     BARCLAYS BANK PLC
     4.05%, 01/06/06                                     12,000           12,000
     4.20%, 01/11/06                                      9,000            9,000
     4.36%, 02/28/06                                     44,000           44,000

     BNP PARIBAS
     4.30%, 02/17/06                                     10,000           10,000
     4.03%, 03/27/06                                      2,000            2,000

     CANADIAN IMPERIAL BANK OF COMMERCE
     4.03%, 03/27/06                                     40,000           40,000

     CREDIT AGRICOLE S.A.
     4.61%, 06/21/06                                     41,000           41,000
     4.63%, 06/22/06                                     50,000           50,000

     CREDIT SUISSE FIRST BOSTON
     4.25%, 01/03/06                                     21,000           21,000
     4.33%, 01/18/06                                     10,000           10,000
     4.60%, 06/20/06                                     10,000           10,000


                                                         See financial notes. 11

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      DEPFA BANK, PLC
      4.12%, 01/19/06                                    15,000           15,000

      DEUTSCHE BANK, AG
      4.62%, 10/26/06                                    60,000           60,000

      DNB NOR BANK ASA
      3.81%, 01/20/06                                    10,000           10,000

      DRESDNER BANK AG
      4.30%, 01/10/06                                    10,000           10,000
      4.25%, 01/26/06                                    10,000           10,000

      FORTIS BANK
      4.18%, 04/03/06                                     4,000            4,000

    + HBOS TREASURY SERVICES, PLC
      4.38%, 03/10/06                                     2,000            2,000
      4.30%, 04/19/06                                    35,000           35,000

      HSBC BANK, USA
      4.13%, 03/29/06                                    25,000           25,000
      4.30%, 04/21/06                                     2,000            2,000

      ING BANK, N.V.
      4.11%, 01/20/06                                    45,000           45,000
      4.46%, 05/08/06                                    16,000           16,000

      LANDESBANK BADEN-WURTTEMBERG
      4.48%, 03/31/06                                    22,000           22,000
      4.58%, 06/12/06                                     3,000            3,000

      LANDESBANK HESSEN-THURINGEN GIROZENTRALE
      4.53%, 05/30/06                                    20,000           20,000

      MIZUHO CORP. BANK, LTD.
      4.28%, 02/10/06                                    22,000           22,000

      NORDEA BANK FINLAND, PLC
      4.62%, 08/08/06                                     2,000            2,000

      RABOBANK NEDERLAND
      4.51%, 05/22/06                                    18,000           18,000

      U.S. BANK, N.A.
      4.15%, 01/25/06                                    48,000           48,000

      UNICREDITO ITALIANO SPA
      3.78%, 01/17/06                                    15,000           15,000
      4.10%, 01/17/06                                     3,000            3,000
      4.11%, 01/19/06                                     1,000            1,000
      3.82%, 01/23/06                                     5,000            5,000
      4.29%, 04/18/06                                    43,000           43,000

      WASHINGTON MUTUAL BANK, FA
      4.30%, 01/17/06                                     2,000            2,000
      4.44%, 03/14/06                                    11,000           11,000
      4.63%, 06/19/06                                     7,000            7,000

      WELLS FARGO BANK, N.A.
      4.27%, 01/12/06                                    13,000           13,000
      4.31%, 01/26/06                                    46,000           46,000

      WILMINGTON TRUST CO.
      4.42%, 03/08/06                                     5,000            5,000
                                                                     -----------
                                                                         859,000
      BANK NOTES 0.9%
      --------------------------------------------------------------------------
      BANK OF AMERICA, N.A.
      4.19%, 01/11/06                                    35,000           35,000
      4.25%, 01/27/06                                    14,000           14,000
                                                                     -----------
                                                                          49,000

      VARIABLE-RATE OBLIGATIONS 14.2% OF NET ASSETS

      BANK OF IRELAND, 144A
      4.34%, 01/20/06                                    10,000           10,000

      BARCLAYS BANK, PLC
      4.30%, 01/10/06                                    25,000           24,998
      4.29%, 01/17/06                                    50,000           49,995
      4.31%, 01/17/06                                    13,000           12,999
      4.31%, 01/23/06                                     5,000            5,000

   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
      4.32%, 01/17/06                                    19,000           19,000

      BNP PARIBAS
      4.25%, 01/04/06                                    24,000           23,995
      4.30%, 01/10/06                                    10,000            9,998
      4.31%, 01/17/06                                     4,000            3,999

    + BRECKENRIDGE TERRACE L.L.C.
      4.44%, 01/07/06                                     1,000            1,000

      CANADIAN IMPERIAL BANK OF COMMERCE
      4.35%, 01/23/06                                    25,000           25,000

    * CC (USA), INC., SECTION 3C7 / 144A
      4.34%, 01/23/06                                    45,000           44,999

    + COOK COUNTY, ILL.
      Series 2004D
      4.41%, 01/07/06                                     1,500            1,500

      CREDIT SUISSE FIRST BOSTON
      4.32%, 01/11/06                                    50,000           50,000

    * DORADA FINANCE, INC., SECTION 3C7 / 144A
      4.32%, 01/17/06                                    20,000           20,000


12 See financial notes.

SCHWAB ADVISOR CASH RESERVES

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
    + EAGLE COUNTY, COLORADO HOUSING FACILITIES
      REVENUE BOND
      (The Tarnes at BC LLC Project B) Series 1999
      4.44%, 01/07/06                                     2,000            2,000

      HSH NORDBANK, AG
      4.29%, 01/09/06                                    40,000           39,999

   *+ LEXINGTON PARKER CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
      4.24%, 01/03/06                                    12,000           12,000
      4.32%, 01/18/06                                    25,000           24,999

    * LIBERTY LIGHTHOUSE U.S. CAPITAL CO. L.L.C.,
      SECTION 4(2) / 144A
      4.26%, 01/03/06                                    19,000           19,000
      4.34%, 01/30/06                                     3,000            3,000

   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
      4.30%, 01/09/06                                    20,000           19,997
      4.35%, 01/17/06                                    13,000           13,001

      MERRILL LYNCH & CO., INC.
      4.35%, 01/17/06                                    25,000           25,000

      MORGAN STANLEY
      4.30%, 01/03/06                                    20,000           20,000

      NORDDEUTSCHE LANDESBANK GIROZENTRALE
      4.32%, 01/17/06                                     4,000            4,000

      NORDEA AB
      4.34%, 01/11/06                                    25,000           25,000

      NORDEA BANK FINLAND, PLC
      4.34%, 01/17/06                                    35,000           34,998

      ROYAL BANK OF SCOTLAND, PLC
      4.32%, 01/27/06                                    15,000           14,999
      4.33%, 01/30/06                                    28,000           27,996

      ROYAL BANK OF SCOTLAND, PLC, 144A
      4.34%, 01/23/06                                    20,000           20,000

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      4.33%, 01/17/06                                    12,000           11,999
      4.35%, 01/17/06                                    15,000           15,000

      SOCIETE GENERALE, 144A
      4.26%, 01/03/06                                    15,000           15,000

      SVENSKA HANDELSBANKEN AB
      4.25%, 01/03/06                                    25,000           24,996

    + TENDERFOOT SEASONAL HOUSING, L.L.C.
      Series B
      4.44%, 01/07/06                                     2,885            2,885

    o THE GOLDMAN SACHS GROUP, INC.
      4.34%, 01/04/06                                    13,000           13,000
      4.40%, 01/13/06                                    30,000           30,000

      WASHINGTON MUTUAL BANK, FA
      4.36%, 01/30/06                                    25,000           25,000

    * WHISTLEJACKET CAPITAL, L.L.C., SECTION 3C7 / 144A
      4.28%, 01/09/06                                     9,000            8,999
      4.33%, 01/20/06                                     2,000            2,000

    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
      4.24%, 01/03/06                                    15,045           15,044
      4.32%, 01/12/06                                     2,000            2,000
      4.33%, 01/17/06                                     1,000            1,000
      4.37%, 01/20/06                                    25,000           25,003
                                                                     -----------
                                                                         800,398


                                                         See financial notes. 13

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS continued

     SECURITY                                     MATURITY AMOUNT       VALUE
                                                    ($ x 1,000)      ($ x 1,000)
     OTHER INVESTMENTS 21.7% OF NET ASSETS

     REPURCHASE AGREEMENTS 21.7%
     ---------------------------------------------------------------------------
     BANK OF AMERICA SECURITIES L.L.C.
     Tri-Party Repurchase Agreement
     Collateralized by U.S. Government
     Securities with a value of $816,000
     4.30%, issued 12/30/05,
     due 01/03/06                                         800,382        800,000

     CREDIT SUISSE FIRST BOSTON L.L.C.
     Tri-Party Repurchase Agreement
     Collateralized by U.S. Government
     Securities with a value of $1,387
     4.26%, issued 12/30/05,
     due 01/03/06                                           1,360          1,359

     MORGAN STANLEY & CO. INC.
     Tri-Party Repurchase Agreement
     Collateralized by U.S. Government
     Securities with a value of $430,325
     4.28%, issued 12/30/05,
     due 01/03/06                                         420,200        420,000
                                                                     -----------
                                                                       1,221,359

END OF INVESTMENTS.

     ISSUER                                                             COST/
     RATE, ACQUISITION DATE,                          FACE AMOUNT       VALUE
     MATURITY DATE                                    ($ x 1,000)    ($ x 1,000)
AT DECEMBER 31, 2005, PORTFOLIO HOLDINGS INCLUDED
ILLIQUID AND/OR RESTRICTED SECURITIES AS FOLLOWS:

     BLUE SPICE, L.L.C., SECTION 4(2) / 144A
     4.18%, 11/03/05, 01/03/06                              4,000          3,999
     4.13%, 09/27/05, 03/28/06                             23,000         22,777
                                                                     -----------
                                                                          26,776

     THE GOLDMAN SACHS GROUP, INC.
     4.34%, 10/04/05, 01/04/06                             13,000         13,000
     4.40%, 07/18/05, 01/13/06                             30,000         30,000
                                                                     -----------
                                                                          43,000


14 See financial notes.

SCHWAB ADVISOR CASH RESERVES

Statement of
ASSETS AND LIABILITIES
As of December 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                 $4,398,064 a
Repurchase agreements, at value                                        1,221,359 a
Receivables:
  Interest                                                                 7,549
Prepaid expenses                                                   +         748
                                                                   -------------
TOTAL ASSETS                                                           5,627,720

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Dividends to shareholders                                                  896
  Investment adviser and administrator fees                                  106
  Transfer agent and shareholder service fees                                143
  Trustees' fees                                                              10
Accrued expenses                                                   +         473
                                                                   -------------
TOTAL LIABILITIES                                                          1,628

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                           5,627,720
TOTAL LIABILITIES                                                  -       1,628
                                                                   -------------
NET ASSETS                                                            $5,626,092

NET ASSETS BY SOURCE
Capital received from investors                                       $5,626,092

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                        SHARES
SHARE CLASS                NET ASSETS       /      OUTSTANDING      =        NAV
Sweep Shares               $1,898,398                1,898,398             $1.00
Premier Sweep Shares       $3,727,694                3,727,694             $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost of the fund's securities was $5,619,423. Includes restricted and/or illiquid securities worth $69,776, or 1.2% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $1,948,137 or 34.6% of the fund's total net assets.

FEDERAL TAX DATA
----------------------------------------
COST BASIS OF PORTFOLIO       $5,619,423


                                                         See financial notes. 15

SCHWAB ADVISOR CASH RESERVES

Statement of
OPERATIONS
From January 1, 2005 through December 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                $162,594

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 17,338 a
Transfer agent and shareholder service fees:
  Sweep Shares                                                             7,350 b
  Premier Sweep Shares                                                    14,556 b
Trustees' fees                                                                21 c
Custodian and portfolio accounting fees                                      453
Professional fees                                                             45
Registration fees                                                          1,105
Shareholder reports                                                          308
Other expenses                                                       +        23
                                                                     -----------
Total expenses                                                            41,199
Expense reduction                                                    -    10,844 d
                                                                     -----------
NET EXPENSES                                                              30,355

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  162,594
NET EXPENSES                                                         -    30,355
                                                                     -----------
NET INVESTMENT INCOME                                                    132,239
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $132,239

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $7,610 from the investment adviser (CSIM) and $3,234 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the annual operating expenses through April 29, 2006, as follows:

                                  % OF AVERAGE
  SHARE CLASS                   DAILY NET ASSETS
  ----------------------------------------------
  Sweep Shares                              0.69
  Premier Sweep Shares                      0.59

  This limit excludes interest, taxes and certain non-routine expenses.


16 See financial notes.

SCHWAB ADVISOR CASH RESERVES

Statement of
CHANGES IN NET ASSETS
For the current and prior report period. All numbers x 1,000.

OPERATIONS
---------------------------------------------------------------------------------
                                            01/01/05-12/31/05   8/19/04-12/31/04
Net investment income                                $132,239            $12,474
                                            -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                132,239             12,474

DISTRIBUTIONS PAID
---------------------------------------------------------------------------------
Dividends from net investment income
Sweep Shares                                           43,265              4,518
Premier Sweep Shares                        +          88,974              7,956
                                            -------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME            132,239             12,474 a

TRANSACTIONS IN FUND SHARES b
---------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                        9,538,598          3,294,040
Premier Sweep Shares                        +      22,760,631          6,173,729
                                            -------------------------------------
TOTAL SHARES SOLD                                  32,299,229          9,467,769

SHARES REINVESTED
Sweep Shares                                           42,446              4,349
Premier Sweep Shares                        +          87,145              7,749
                                            -------------------------------------
TOTAL SHARES REINVESTED                               129,591             12,098

SHARES REDEEMED
Sweep Shares                                       (8,953,704)        (2,027,331)
Premier Sweep Shares                        +     (21,463,885)        (3,837,675)
                                            -------------------------------------
TOTAL SHARES REDEEMED                             (30,417,589)        (5,865,006)

NET TRANSACTIONS IN FUND SHARES                     2,011,231          3,614,861

NET ASSETS
---------------------------------------------------------------------------------
Beginning of period                                 3,614,861                 --
Total increase                              +       2,011,231          3,614,861
                                            -------------------------------------
END OF PERIOD                                      $5,626,092         $3,614,861 c

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions are:

  CURRENT YEAR
  Ordinary income            $132,239
  Long-term capital gains         $--

  PRIOR YEAR
  Ordinary income             $12,474
  Long-term capital gains         $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                         See financial notes. 17

SCHWAB ADVISOR CASH RESERVES

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUND OFFERS TWO SHARE CLASSES: Sweep Shares and Premier Sweep Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the fund's investments are described in the sections earlier in this report. However, there are certain other fund operations and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Massachusetts Municipal Money Fund
   Schwab Retirement Advantage Money Fund
   Schwab Investor Money Fund
   SCHWAB ADVISOR CASH RESERVES
   Schwab Cash Reserves

SCHWAB ADVISOR CASH RESERVES

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other Schwab Funds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through the trust to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The fund pays interest on the amount that it borrows at rates that are negotiated periodically. There was no borrowing for the fund during the period.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the fund expects the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If a fund buys a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity using the effective interest rate method. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

SCHWAB ADVISOR CASH RESERVES

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund or a class are charged directly to the fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Advisor Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Advisor Cash Reserves (one of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Fund") at December 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period August 19, 2004 (commencement of operations) through December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, California
February 14, 2006

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab Advisor Cash Reserves, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

INTERIM APPROVAL, MAY 2005. At the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement on an interim basis through September 30, 2005. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' investors are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported interim renewal of the Agreement.

   FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the funds supported interim renewal of the Agreement.

   FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported interim renewal of the Agreement.

   PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported interim renewal of the Agreement.

   ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the interim continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

SUBSEQUENT CONTINUATION, AUGUST 2005. At the August 31, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the continuation of the Agreement through June 30, 2006. This approval extended the interim approval of the Agreement by the Board, which had taken place on May 24, 2005 and is discussed above. In connection with the approval of the Agreement, the Board considered additional information provided by CSIM in response to the Board's requests at the May 24, 2005 meeting, as well as reconsidered the information provided and factors considered at prior meetings. The Board concluded that the information provided at the meeting supported continuation of the Agreement. In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME AND
YEAR OF BIRTH          TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER     2000 (all trusts).          Chairman, JDN Corp. Advisory LLC (real estate). Until 2001: Special
1960                                               Advisor to the President, Stanford University. From 1996-2001: Vice
                                                   President of Business Affairs, Chief Financial Officer, Stanford University.

                                                   Ms. Byerwalter is on the Boards of Stanford University, America
                                                   First Cos. (venture capital/fund management), Redwood Trust, Inc.
                                                   (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                   (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                   Children's Hospital, Pacific Life Insurance Company (insurance),
                                                   Laudus Trust and Laudus Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex. 2

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex.

INDEPENDENT TRUSTEES continued

NAME AND
YEAR OF BIRTH          TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD      Family of Funds, 1989;      Chief Executive Officer, Dorward & Associates (corporate management,
1931                   Investments, 1991;          marketing and communications consulting). Until 1999: Executive Vice
                       Capital Trust, 1993;        President, Managing Director, Grey Advertising. Until 1996:
                       Annuity Portfolios, 1994.   President, Chief Executive Officer, Allen & Dorward Advertising.
-------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER      2000 (all trusts).          Dean Emeritus of the Haas School of Business, University of California,
1941                                               Berkeley. Until 2/04, Co-Chief Executive Officer, Aphton Corporation
                                                   (bio-pharmaceuticals). Prior to 8/98, Dean of the Haas School of Business,
                                                   University of California, Berkeley (higher education).

                                                   Mr. Hasler is on the Boards of Aphton Corporation (bio-pharmaceuticals),
                                                   Mission West Properties (commercial real estate), Stratex Networks (network equipment), TOUSA (home building), Genitope Corp. (bio-pharmaceuticals),
                                                   Laudus Trust and Laudus Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex. 3 Non-Executive Chairman, Solectron Corporation (manufacturing).

-------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES       Family of Funds, 1989;      Chairman, Chief Executive Officer, Director, Semloh Financial, Inc.
1931                   Investments, 1991;          (international financial services and investment advisory firm).
                       Capital Trust, 1993;
                       Annuity Portfolios,1994.
-------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH        2000 (all trusts).          Since 1990, Chairman and Chief Executive Officer and founder of
1950                                               Smith Graham & Co. (investment advisors).

                                                   Mr. Smith is on the Board of Cooper Industries (electrical products, tools and hardware); Chairman, Texas Southern University Foundation; Executive
                                                   Committee and Board Member, MD Anderson Cancer Center; Chairman of the audit committee of Northern Border Partners, M.L.P. (energy).
-------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS     Family of Funds, 1989;      Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
1938                   Investments, 1991;          Chairman, Chief Executive Officer, North American Trust (real estate
                       Capital Trust, 1993;        investment trust).
                       Annuity Portfolios, 1994.
-------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY      Family of Funds, 1989;      Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate
1943                   Investments, 1991;          investment and management, and other investments).
                       Capital Trust, 1993;
                       Annuity Portfolios, 1994.

3 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex.

INTERESTED TRUSTEES

NAME AND               TRUST POSITION(S);
YEAR OF BIRTH          TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 4    Chairman, Trustee:          Chairman, Chief Executive Officer and Director, The Charles Schwab
1937                   Family of Funds, 1989;      Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles
                       Investments, 1991;          Schwab Investment Management, Inc., Charles Schwab Bank, N.A.;
                       Capital Trust, 1993;        Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I,
                       Annuity Portfolios, 1994.   Schwab International Holdings, Inc.; Chief Executive Officer and Director,
                                                   Schwab Holdings, Inc.; Director, U.S. Trust Company, N.A., U.S. Trust
                                                   Corporation, United States Trust Company of New York. Until 5/03,
                                                   Co-Chief Executive Officer, The Charles Schwab Corporation.

                                                   Trustee, Charles and Helen Schwab Foundation; Chairman, All Kinds of
                                                   Minds Institute (education), Trustee, Stanford University; Chairman and
                                                   Director, Charles Schwab Foundation; Chairman of the Finance
                                                   Committee, San Francisco Museum of Modern Art.
-------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 4      Trustee, 2005               Executive Vice President and President, Asset Management Products &
1954                   (all trusts).               Services, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset
                                                   Management (Ireland) Limited. From 9/02 to 7/04, President and Chief
                                                   Executive Officer, Charles Schwab Investment Management, Inc. and
                                                   Executive Vice President, Charles Schwab & Co., Inc. Prior to 9/02,
                                                   President and Chief Investment Officer, American Century Investment
                                                   Management; Director, American Century Companies, Inc. Until 6/01,
                                                   Chief Investment Officer, Fixed Income, American Century Companies, Inc.

OFFICERS OF THE TRUST

NAME AND
YEAR OF BIRTH          TRUST OFFICE(S) HELD        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER        President, Chief            Executive Vice President, President, Director, Charles Schwab
1955                   Executive Officer           Investment Management, Inc. Vice President, Laudus Trust and
                       (all trusts).               Laudus Variable Insurance Trust. Until 7/04: Senior Vice President,
                                                   Asset Management Products & Services Enterprise. Until 6/03:
                                                   Executive Vice President, Chief Financial Officer, Chief Administrative
                                                   Officer, U.S. Trust.
-------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD        Senior Vice President,      Senior Vice President, Chief Investment Officer, Director, Charles
1955                   Chief Investment            Schwab Investment Management, Inc.; Chief Investment Officer, The
                       Officer (all trusts).       Charles Schwab Trust Co.

4 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of the Charles Schwab Corporation.

OFFICERS OF THE TRUST continued

NAME AND
YEAR OF BIRTH          TRUST OFFICE(S) HELD        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS         Senior Vice President,      Senior Vice President and Chief Investment Officer, Fixed Income,
1959                   Chief Investment            Charles Schwab Investment Management, Inc. Until 6/04: Vice
                       Officer (all trusts).       President and Senior Portfolio Manager, Charles Schwab Investment
                                                   Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER       Senior Vice President,      Senior Vice President, Chief Investment Officer, Equities, Charles Schwab
1963                   Chief Investment            Investment Management, Inc.; Vice President, Chief Investment
                       Officer (all trusts).       Officer, Laudus Trust and Laudus Variable Insurance Trust. Until 5/04:
                                                   Vice President and Senior Portfolio Manager, Charles Schwab
                                                   Investment Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE       Chief Compliance            Senior Vice President, Institutional Compliance and Chief Compliance
1960                   Officer (all trusts).       Officer, Charles Schwab Investment Management, Inc.; Chief
                                                   Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust.
                                                   Until 9/03: Vice President, Charles Schwab & Co., Inc. and Charles
                                                   Schwab Investment Management, Inc. Until 2002: Vice President,
                                                   Internal Audit, Charles Schwab & Co., Inc.
-------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON         Secretary (all trusts).     Senior Vice President, Chief Counsel and Corporate Secretary, Charles
1961                                               Schwab Investment Management, Inc.; Senior Vice President and
                                                   Deputy General Counsel, Charles Schwab & Co., Inc. Prior to 6/98,
                                                   Branch Chief in Enforcement at U.S. Securities and Exchange
                                                   Commission in San Francisco.
-------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA         Treasurer, Principal        Senior Vice President and Chief Financial Officer, Charles Schwab
1964                   Financial Officer           Investment Management, Inc.; Director, Charles Schwab Asset
                       (all trusts).               Management (Ireland) Limited. From 12/99 to 11/04, Senior Vice
                                                   President, Financial Reporting, Charles Schwab & Co., Inc.

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor's, Fitch, Inc. and Moody's Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES  Adjustable convertible extendable security
BAN   Bond anticipation note
COP   Certificate of participation
GAN   Grant anticipation note
GO    General obligation
HDA   Housing Development Authority
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDRB  Industrial Development Revenue Bond
M/F   Multi-family
RAN   Revenue anticipation note
RB    Revenue bond
S/F   Single-family
TAN   Tax anticipation note
TECP  Tax-exempt commercial paper
TRAN  Tax and revenue anticipation note
VRD   Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate
  Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR31382-01

SCHWAB CASH RESERVES

      ANNUAL REPORT
      December 31, 2005


                                                           [CHARLES SCHWAB LOGO]

IN THIS REPORT

   Management's Discussion .................................................   2

   Performance and Fund Facts ..............................................   5

   Fund Expenses ...........................................................   6

   Financial Statements ....................................................   7

   Financial Notes .........................................................  17

   Investment Advisory Agreement Approval ..................................  21

   Trustees and Officers ...................................................  24

   Glossary ................................................................  28

   Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

   Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I founded Schwab over thirty years ago to be a home for serious investors. That mission continues to guide us today as we constantly innovate on behalf of our clients. By continuing to provide the highest quality products and services--at a great price--we remain true to our heritage.

I take particular pride in the Schwab Funds. Founded over 15 years ago, they have grown to include more than 50 funds with over $140 billion in assets as of this report date. With a variety of investment strategies, Schwab Funds provide a range of innovative investment choices that can serve as a foundation for your asset allocation plan.

Schwab Funds is managed by Charles Schwab Investment Management, Inc., which currently ranks as one of the largest investment managers in the country. Our portfolio managers share a passion for market analysis and use some of the most sophisticated financial models available. I am proud of their depth of experience, which reflects an average tenure of more than 15 years in the investment industry. Furthermore, I am impressed with the commitment that our managers bring to the stewardship of the funds, for you, their shareholders.

We strive every day to warrant the trust you have placed in us; that will never change. Thank you for investing with us.

Sincerely,

/s/ Charles R. Schwab

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

MANAGEMENT'S DISCUSSION for the year ended December 31, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the annual report for your Schwab money fund for the year ended December 31, 2005. Although the period was marked by volatility, our money funds provided competitive yields as well as safety and stability.

I would like to take this opportunity to remind you that Schwab Funds offers a range of position-traded money funds that are available with a variety of minimums and investment strategies to meet your needs. These funds and share classes are available beginning with a minimum initial investment of $25,000 ($15,000 for IRA and custodial accounts) and include both taxable and, for clients who are tax sensitive, tax-free investment strategies. To make these products even more convenient, we've recently reduced the subsequent investment minimum requirement from $5,000 to $500 on several of our Value Advantage Investments.

We continue to develop and manage Schwab Funds to help you achieve your goals and to provide an uncomplicated way to build a well-diversified portfolio. During the report period covered by this book, Schwab Funds launched seven new funds across varying investment styles and strategies.

In closing, I speak for all of Schwab Funds when I say we want Schwab to be the place where investors can find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.


2 Schwab Cash Reserves

[PHOTO OF LINDA KLINGMAN]

LINDA KLINGMAN, a vice president of the investment adviser and senior portfolio manager, has overall responsibility for the management of the fund. She joined the firm in 1990 and has managed money market funds since 1988.

[PHOTO OF MIKE NEITZKE]

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the fund. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial services industry as a portfolio manager.

THE INVESTMENT ENVIRONMENT AND THE FUND

Despite having witnessed a turbulent year in the news, the markets remained in a steady growth mode and ended the one-year report period with positive results. Oil prices hit highs never seen before and the Federal Reserve continued to raise short-term interest rates to curb inflationary pressures, raising the rates eight consecutive times in the one-year report period and bringing the benchmark rate up to 4.25%. The moves had a limited impact on overall economic growth, due primarily to the low level of rates from which the increases began.

Regardless of the concerns of high energy prices, which remained a significant headwind for economic performance throughout the period, corporate earnings remained strong throughout the year. Additionally, with the unemployment rate hovering around 5% and GDP growth around 3.5%, job and income growth remained positive and investors remained optimistic. Productivity gains and more restrictive monetary policy kept a lid on core inflation. The productivity gains, coupled with foreign investors buying large amounts of U.S. government securities, helped to contain increases in long-term interest rates. These conditions caused the dollar to rally, which took pressure off the price of imported goods.

The big news for the past two quarters was the impact of Hurricanes Katrina and Rita. The devastation caused by these storms was particularly heavy with respect to the energy infrastructures in the South. Oil prices rose sharply in the aftermath of the hurricanes, with crude oil peaking above $71 per barrel in early September, although softening oil demand and quick action by the federal government to release Strategic Petroleum Reserves led to a subsequent decline off that peak. During the fourth quarter, oil had dropped to as low as $58 a barrel, but then rebounded back to $64 as of the end of the period. While the full economic effect of the hurricanes remains unknown, the damage appears to be limited to the regions in the hurricanes' path and to the energy infrastructures in those areas.

Another significant event that happened during the report period was the appointment of Ben Bernanke to succeed Alan Greenspan as Chairman of the Federal Reserve Board. Although he had not yet been confirmed into office as of the end of the report period, Bernanke's experience on


                                                          Schwab Cash Reserves 3

MANAGEMENT'S DISCUSSION continued

the Federal Open Market Committee and his expertise in monetary economics has eased the concerns of the markets and caused investors to expect a smooth transition.

SCHWAB CASH RESERVES was positioned to take advantage of the likelihood that the Federal Reserve would continue to raise short-term interest rates. As noted above, the Fed continued in its tightening cycle throughout the year, raising short-term interest rates 0.25% at each of its eight meetings. At the end of the one-year report period, the benchmark rate was up to 4.25%. In this economic environment, the fund continually added to its variable-rate holdings, maintaining its holdings at around 10-15% of fund assets during the period. The interest rates on these types of securities reset frequently, allowing us the opportunity to capture a rise in market rates. To further take advantage of the rising-rate environment, we maintained our weighted average maturity (WAM) relatively short, at around 40 days. Keeping the WAM short provided flexibility to adapt and respond to the changes in interest rates.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


4 Schwab Cash Reserves

PERFORMANCE AND FUND FACTS as of 12/31/05

Ticker Symbol: SWSXX

SEVEN-DAY YIELDS

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

--------------------------------------------------------------------------------
SEVEN-DAY YIELD 1                                                          3.68%
--------------------------------------------------------------------------------
SEVEN-DAY YIELD--NO WAIVER 2                                               3.48%
--------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD 1                                                3.74%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                              45 days
--------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                            100% Tier 1
--------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Fund expenses have been partially absorbed by CSIM and Schwab.

2 Yield if fund expenses had not been partially absorbed by CSIM and Schwab.


                                                          Schwab Cash Reserves 5

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested invested for six-months beginning July 1, 2005 and held through December 31, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                              ENDING
                                                           BEGINNING       ACCOUNT VALUE           EXPENSES
                                      EXPENSE RATIO 1    ACCOUNT VALUE   (Net of Expenses)   PAID DURING PERIOD 2
                                       (Annualized)        at 7/1/05        at 12/31/05         7/1/05-12/31/05
-----------------------------------------------------------------------------------------------------------------
SCHWAB CASH RESERVES

  Actual Return                            0.69%             $1,000          $1,015.80               $3.51
  Hypothetical 5% Return                   0.69%             $1,000          $1,021.73               $3.52

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.


6 Schwab Cash Reserves

SCHWAB CASH RESERVES

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                              1/1/05-      8/12/04 1-
                                              12/31/05      12/31/04
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period          1.00          1.00
                                              ----------------------------------
Income from investment operations:
   Net investment income                        0.03          0.00 2
                                              ----------------------------------
Less distributions:
   Dividends from net investment income        (0.03)        (0.00) 2
                                              ----------------------------------
Net asset value at end of period                1.00          1.00
                                              ----------------------------------
Total return (%)                                2.65          0.46 3

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                       0.69          0.69 4
   Gross operating expenses                     0.92          1.05 4
   Net investment income                        2.90          1.24 4
Net assets, end of period ($ x 1,000,000)        822           140

1 Commencement of operations.

2 Per share amount was less than $0.01.

3 Not annualized.

4 Annualized.


                                                          See financial notes. 7

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS as of December 31, 2005

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities.

* Asset-backed security

+ Credit-enhanced security

o Illiquid and/or restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                            COST         VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
 72.0%  FIXED-RATE
        OBLIGATIONS                                        591,715       591,715

  9.5%  VARIABLE-RATE
        OBLIGATIONS                                         78,493        78,493

 18.4%  OTHER INVESTMENTS                                  150,962       150,962
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                                  821,170       821,170

  0.1%  OTHER ASSETS AND
        LIABILITIES                                                          758
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       821,928

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      FIXED-RATE OBLIGATIONS 72.0% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 51.0%
      --------------------------------------------------------------------------
      AB SPINTAB
      4.21%, 01/20/06                                        2,400         2,395
      4.40%, 03/03/06                                        2,000         1,985

      ALLIANCE & LEICESTER, PLC, SECTION 4(2) / 144A
      4.14%, 02/06/06                                        1,500         1,494
      4.35%, 02/28/06                                        1,000           993
      4.47%, 03/15/06                                        1,000           991
      4.49%, 05/10/06                                        2,000         1,969

    * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
      4.07%, 01/09/06                                        1,000           999
      4.35%, 02/22/06                                        1,000           994
      4.48%, 03/22/06                                        3,000         2,970

   *+ AMSTERDAM FUNDING CORP., SECTION 4(2) / 144A
      4.27%, 01/04/06                                        7,900         7,897
      4.30%, 01/06/06                                        4,000         3,998

    + ANZ (DELAWARE) INC.
      4.45%, 03/15/06                                        2,318         2,297

    + ANZ NATIONAL BANK (INT'L) LTD.
      4.09%, 01/13/06                                        1,000           999
      4.01%, 02/23/06                                        2,000         1,988

   *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) / 144A
      4.52%, 05/30/06                                        1,000           982
      4.64%, 06/19/06                                        1,000           979

   *+ ASAP FUNDING LTD., SECTION 4(2) / 144A
      4.21%, 01/09/06                                        1,000           999
      4.42%, 03/03/06                                        1,000           993
      4.46%, 03/07/06                                        1,000           992
      4.47%, 03/10/06                                        2,000         1,983

   *+ ATLANTIC ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
      4.30%, 01/06/06                                        1,000           999
      4.21%, 01/10/06                                        1,735         1,733
      4.35%, 02/21/06                                        3,000         2,982

    * ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
      4.45%, 05/03/06                                        2,000         1,971
      4.47%, 05/08/06                                        7,000         6,892
      4.52%, 05/17/06                                        1,000           983
      4.52%, 05/22/06                                        2,000         1,965


8 See financial notes.

SCHWAB CASH RESERVES

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      BANK OF AMERICA CORP.
      4.18%, 01/10/06                                     11,000          10,989
      4.42%, 02/27/06                                     19,000          18,868
      4.42%, 02/28/06                                      6,000           5,958

      BANK OF IRELAND, SECTION 4(2) / 144A
      4.52%, 05/23/06                                      4,000           3,930
      4.57%, 05/23/06                                      1,000             982

    + BARCLAYS U.S. FUNDING CORP.
      4.35%, 02/24/06                                      2,000           1,987

   *+ BARTON CAPITAL CORP., SECTION 4(2) / 144A
      4.30%, 01/12/06                                      4,000           3,995
      4.16%, 01/26/06                                      1,000             997

      BEAR STEARNS COMPANIES, INC.
      4.04%, 01/06/06                                      1,000             999

   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
      4.18%, 01/12/06                                      1,000             999
      4.31%, 02/17/06                                      2,000           1,989

  *+o BLUE SPICE, L.L.C., SECTION 4(2) / 144A
      4.08%, 01/12/06                                      1,500           1,498
      4.45%, 03/17/06                                      1,000             991

    + CBA (DELAWARE) FINANCE, INC.
      4.18%, 01/10/06                                      2,500           2,497
      4.32%, 02/21/06                                      2,000           1,988

    * CC (USA), INC., SECTION 3C7 / 144A
      4.07%, 01/11/06                                      1,000             999
      4.12%, 01/20/06                                      2,000           1,996
      4.33%, 02/21/06                                      1,000             994
      4.45%, 03/22/06                                      1,895           1,876

   *+ CHARIOT FUNDING, L.L.C., SECTION 4(2) / 144A
      4.28%, 01/06/06                                      3,000           2,998

    + CITIGROUP FUNDING, INC.
      4.07%, 01/09/06                                      1,500           1,499
      4.30%, 01/12/06                                      2,000           1,997
      4.27%, 01/13/06                                      9,000           8,987
      4.41%, 02/21/06                                      1,000             994
      4.37%, 03/01/06                                      7,000           6,950
      4.46%, 03/20/06                                      2,000           1,981

   *+ CLIPPER RECEIVABLES CO., SECTION 4(2) / 144A
      4.34%, 01/17/06                                      1,209           1,207

   *+ CONCORD MINUTEMEN CAPITAL CO., SERIES A
      SECTION 3C7 / 144A
      3.75%, 01/06/06                                      1,000             999
      4.21%, 01/11/06                                      2,000           1,998

   *+ CROWN POINT CAPITAL CO., L.L.C.
      SECTION 3C7 / 144A
      4.20%, 01/12/06                                      1,000             999

    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
      TRUST, SECTION 4(2) / 144A
      4.30%, 01/12/06                                      2,000           1,997
      4.32%, 01/24/06                                      1,000             997
      4.49%, 03/28/06                                      1,500           1,484

    + DANSKE CORP.
      4.21%, 02/06/06                                      2,500           2,490

      DNB NOR BANK ASA
      4.37%, 03/02/06                                      2,000           1,986

    * DORADA FINANCE, INC., SECTION 3C7 / 144A
      4.12%, 01/20/06                                      2,000           1,996
      4.60%, 06/12/06                                      1,000             980

    + DRESDNER U.S. FINANCE, INC.
      4.31%, 01/09/06                                      1,500           1,499

    * EDISON ASSET SECURITIZATION CORP., L.L.C.,
      SECTION 4(2) / 144A
      4.58%, 06/06/06                                      5,000           4,903

   *+ EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
      4.18%, 01/09/06                                      3,000           2,997
      4.49%, 03/28/06                                      1,000             989

   *+ FAIRWAY FINANCE CO., L.L.C., SECTION 4(2) / 144A
      4.30%, 01/11/06                                      1,325           1,323
      4.52%, 05/15/06                                      1,915           1,884

   *+ FALCON ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
      4.12%, 01/17/06                                      1,000             998

    * FIVE FINANCE INC., SECTION 3C7 / 144A
      4.04%, 01/03/06                                      1,000           1,000
      4.39%, 02/28/06                                      1,000             993

      FORENINGSSPARBANKEN AB (SWEDBANK)
      4.29%, 04/19/06                                      4,000           3,950

    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
      4.09%, 01/13/06                                      1,000             999
      4.20%, 01/24/06                                      2,000           1,995

      GENERAL ELECTRIC CAPITAL CORP.
      4.04%, 01/04/06                                      5,000           4,998
      4.05%, 01/06/06                                      5,000           4,997
      3.95%, 03/22/06                                      3,000           2,974
      4.29%, 04/03/06                                      3,000           2,968
      4.46%, 05/11/06                                      2,000           1,969


                                                          See financial notes. 9

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      4.51%, 05/15/06                                      2,000           1,967
      4.52%, 05/23/06                                      2,000           1,965
      4.59%, 06/12/06                                      2,500           2,449
      4.65%, 08/02/06                                      2,000           1,947
      4.62%, 08/21/06                                      2,000           1,942

      GENERAL ELECTRIC CAPITAL SERVICES
      4.06%, 01/05/06                                      4,000           3,998

   *+ GRAMPIAN FUNDING, LLC., SECTION 4(2) / 144A
      4.01%, 01/04/06                                      1,000           1,000
      4.17%, 01/26/06                                      1,000             997
      4.46%, 03/22/06                                      1,000             990
      4.29%, 04/11/06                                      1,000             988

    + HBOS TREASURY SERVICES, PLC
      4.33%, 02/24/06                                      4,000           3,974
      4.43%, 03/14/06                                      1,000             991
      4.52%, 06/01/06                                      4,000           3,926

      HSBC U.S.A., INC.
      4.45%, 05/01/06                                      1,000             986

      IRISH LIFE & PERMANENT, PLC, SECTION 4(2) / 144A
      4.22%, 01/31/06                                      2,000           1,993
      4.45%, 03/14/06                                      1,000             991

    + IXIS COMMERCIAL PAPER CORP., SECTION 4(2) / 144A
      4.26%, 02/16/06                                      1,000             995
      4.33%, 02/24/06                                      1,000             994
      4.56%, 05/16/06                                      1,000             983
      4.52%, 05/31/06                                      1,000             982

   *+ JUPITER SECURITIZATION CORP., SECTION 4(2) / 144A
      4.19%, 01/11/06                                      6,000           5,993

    * K2 (USA), L.L.C., SECTION 3C7 / 144A
      4.31%, 01/09/06                                      2,000           1,998
      4.12%, 01/17/06                                      2,000           1,996
      3.95%, 03/13/06                                      1,000             992

    + KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.,
      SECTION 4(2) / 144A
      4.34%, 02/22/06                                      3,000           2,981

   *+ KITTY HAWK FUNDING CORP., SECTION 4(2) / 144A
      4.30%, 01/13/06                                      8,890           8,877

   *+ LEXINGTON PARKER CAPITAL CO., L.L.C.
      SECTION 4(2) / 144A
      4.06%, 01/06/06                                      2,000           1,999
      3.79%, 01/13/06                                      2,000           1,998
      3.97%, 03/14/06                                      1,000             992

    * MANE FUNDING CORP., SECTION 4(2) / 144A
      4.14%, 01/19/06                                      1,000             998
      4.20%, 01/23/06                                      3,000           2,992
      4.32%, 02/17/06                                      4,000           3,978
      4.45%, 03/16/06                                      2,000           1,982

   *+ MONT BLANC CAPITAL CORP., SECTION 4(2) / 144A
      4.30%, 01/11/06                                      4,000           3,995

      MORGAN STANLEY
      4.29%, 04/12/06                                      5,000           4,941

   *+ NIEUW AMSTERDAM RECEIVABLES CORP.,
      SECTION 4(2) / 144A
      4.35%, 02/24/06                                      1,000             994
      4.40%, 03/02/06                                      1,000             993
      4.45%, 03/13/06                                      1,069           1,060
      4.06%, 03/23/06                                      1,000             991

    + NORDEA NORTH AMERICA, INC.
      4.21%, 01/04/06                                      1,200           1,200
      4.22%, 01/13/06                                      2,049           2,046
      4.30%, 04/18/06                                      1,000             987

   *+ OLD LINE FUNDING, L.L.C., SECTION 4(2) / 144A
      4.36%, 01/12/06                                      5,000           4,993

   *+ PARK AVENUE RECEIVABLES CORP. L.L.C.,
      SECTION 4(2) / 144A
      4.23%, 01/19/06                                      6,000           5,987

    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
      4.30%, 02/07/06                                      1,000             996
      4.40%, 03/02/06                                      1,000             993
      4.47%, 03/16/06                                      3,000           2,973

   *+ PICAROS FUNDING, L.L.C., SECTION 4(2) / 144A
      4.35%, 01/30/06                                      4,000           3,986
      3.97%, 02/17/06                                        941             936
      4.35%, 02/22/06                                      2,000           1,988

   *+ PREFERRED RECEIVABLES FUNDING CORP.
      SECTION 4(2) / 144A
      3.97%, 02/10/06                                      1,000             996

    + SAN PAOLO IMI U.S. FINANCIAL CO.
      4.03%, 01/05/06                                      2,000           1,999

    + SANTANDER CENTRAL HISPANO FINANCE (DELAWARE), INC.
      4.23%, 01/13/06                                      1,000             999
      3.96%, 03/15/06                                      2,000           1,984
      4.53%, 06/01/06                                      1,000             981

   *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
      4.05%, 01/06/06                                      2,000           1,999
      4.14%, 01/20/06                                      3,000           2,994
      4.40%, 03/02/06                                      1,000             993

   *+ SHEFFIELD RECEIVABLES CORP., SECTION 4(2) / 144A
      4.19%, 01/09/06                                      1,000             999
      4.16%, 01/23/06                                      1,011           1,008


10 See financial notes.

SCHWAB CASH RESERVES

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      4.07%, 01/12/06                                      1,500           1,498
      4.21%, 02/01/06                                      1,365           1,360
      4.41%, 03/03/06                                      1,000             993

      SKANDINAVISKA ENSKILDA BANKEN AB
      4.17%, 01/05/06                                      4,000           3,998

    + SOCIETE GENERALE NORTH AMERICA, INC.
      4.21%, 02/03/06                                      1,450           1,444
      4.35%, 02/21/06                                      7,000           6,957
      4.17%, 03/28/06                                      1,000             990

    * STADSHYPOTEK DELAWARE, INC., SECTION 4(2) / 144A
      4.42%, 02/27/06                                      3,500           3,476

      THE GOLDMAN SACHS GROUP, INC.
      4.36%, 01/03/06                                      8,000           7,998
      4.50%, 05/23/06                                     11,000          10,809

   *+ THUNDER BAY FUNDING, L.L.C., SECTION 4(2) / 144A
      4.14%, 01/20/06                                      3,451           3,444
      4.29%, 04/10/06                                      1,399           1,383

   *+ TICONDEROGA FUNDING, LLC., SECTION 4(2) / 144A
      4.27%, 01/09/06                                      4,000           3,996
      4.37%, 01/27/06                                      4,000           3,987

      TORONTO DOMINION HOLDINGS
      4.42%, 05/05/06                                      3,000           2,955

   *+ TULIP FUNDING CORP., SECTION 4(2) / 144A
      4.30%, 01/03/06                                      2,000           2,000

    + UBS FINANCE (DELAWARE), INC.
      3.88%, 01/12/06                                      3,000           2,997
      4.33%, 02/22/06                                      2,000           1,988
      4.35%, 02/22/06                                      9,400           9,342
      4.35%, 02/28/06                                      1,400           1,390

    + WESTPAC BANKING CORP., SECTION 4(2) / 144A
      4.35%, 02/24/06                                      3,000           2,981
      4.61%, 06/13/06                                      1,000             980

    + WESTPAC TRUST SECURITIES NZ LTD., SECTION 4(2) / 144A
      4.16%, 01/03/06                                      2,700           2,699
      4.32%, 02/09/06                                      1,000             995

    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
      4.35%, 02/22/06                                      1,000             994
      4.28%, 04/10/06                                      1,000             988
      4.65%, 06/12/06                                      1,839           1,801

   *+ WINDMILL FUNDING CORP., SECTION 4(2) / 144A
      4.30%, 01/11/06                                      2,000           1,998
                                                                     -----------
                                                                         419,215
      CERTIFICATES OF DEPOSIT 20.8%
      --------------------------------------------------------------------------
      AMERICAN EXPRESS BANK FSB
      4.44%, 03/14/06                                      4,000           4,000

      AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.
      4.47%, 03/31/06                                      4,000           4,000

      BANK OF TOKYO-MITSUBISHI, LTD.
      4.17%, 01/27/06                                      3,000           3,000
      4.43%, 03/07/06                                      1,000           1,000

      BARCLAYS BANK PLC
      4.18%, 01/04/06                                      2,000           2,000
      4.16%, 01/05/06                                      5,000           5,000
      4.05%, 01/06/06                                      4,000           4,000
      4.21%, 01/18/06                                      1,000           1,000

      BNP PARIBAS
      3.95%, 01/25/06                                      1,000           1,000

      CANADIAN IMPERIAL BANK OF COMMERCE
      4.03%, 03/27/06                                      3,000           3,000

      CITIBANK, N.A.
      4.48%, 03/29/06                                     12,000          12,000

      CREDIT AGRICOLE S.A.
      4.61%, 06/21/06                                      6,000           6,000
      4.63%, 06/22/06                                      3,000           3,000

      CREDIT SUISSE
      4.25%, 01/03/06                                      5,000           5,000
      4.33%, 01/18/06                                     11,000          11,000
      4.58%, 06/06/06                                      2,000           2,000
      4.60%, 06/20/06                                     11,000          11,000

      DEPFA BANK, PLC
      4.12%, 01/19/06                                      8,000           8,000

      DEUTSCHE BANK, AG
      4.62%, 10/26/06                                      2,000           2,000

      DRESDNER BANK AG
      4.30%, 01/10/06                                      4,000           4,000

      ING BANK N.V.
      4.46%, 05/08/06                                      3,000           3,000

      LANDESBANK BADEN-WURTTEMBERG
      4.48%, 03/31/06                                      7,000           7,000

      LANDESBANK HESSEN-THURINGEN GIROZENTRALE
      4.53%, 05/30/06                                      2,000           2,000

      SAN PAOLO IMI SPA
      4.11%, 01/19/06                                      3,000           3,000

      SUNTRUST BANK, INC.
      4.20%, 02/03/06                                      4,000           4,000


                                                         See financial notes. 11

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      TORONTO DOMINION BANK
      4.46%, 03/27/06                                     15,000          15,000
      4.46%, 03/28/06                                     18,000          18,000

      U.S. BANK, N.A.
      4.11%, 01/20/06                                      6,500           6,500

      UNICREDITO ITALIANO SPA
      3.78%, 01/17/06                                      5,000           5,000

      WASHINGTON MUTUAL BANK, FA
      4.30%, 01/17/06                                      5,000           5,000

      WELLS FARGO BANK, N.A.
      4.29%, 01/10/06                                      8,000           8,000
      4.27%, 01/12/06                                      2,000           2,000
                                                                     -----------
                                                                         170,500
      BANK NOTES 0.2%
      --------------------------------------------------------------------------
      BANK OF AMERICA, N.A.
      4.25%, 01/27/06                                      2,000           2,000

      VARIABLE-RATE OBLIGATIONS 9.5% of net assets

      BARCLAYS BANK, PLC
      4.29%, 01/17/06                                      5,000           4,999
      4.31%, 01/17/06                                      5,000           5,000
      4.31%, 01/23/06                                      5,000           4,999

      BNP PARIBAS
      4.25%, 01/04/06                                      2,000           1,999
      4.30%, 01/10/06                                     15,000          14,997

      CREDIT SUISSE
      4.32%, 01/11/06                                      5,000           5,000

      DEXIA CREDIT LOCAL
      4.32%, 01/26/06                                      3,000           2,999

      HSH NORDBANK, AG
      4.29%, 01/09/06                                      2,000           2,000

    * LIBERTY LIGHTHOUSE U.S. CAPITAL CO. L.L.C.,
      SECTION 4(2) / 144A
      4.27%, 01/05/06                                      2,000           2,000

   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
      4.34%, 01/10/06                                      2,000           2,000
      4.32%, 01/17/06                                      3,000           3,000

      NORDDEUTSCHE LANDESBANK GIROZENTRALE
      4.32%, 01/17/06                                      3,000           3,000

      NORDEA BANK FINLAND, PLC
      4.30%, 01/17/06                                      5,000           5,000

    + ROMAN CATHOLIC BISHOP OF SAN JOSE, CA
      4.38%, 01/07/06                                      5,500           5,500

   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
      4.33%, 01/17/06                                      1,000           1,000

    + TENDERFOOT SEASONAL HOUSING, L.L.C.
      Series B
      4.44%, 01/07/06                                      3,000           3,000

      THE GOLDMAN SACHS GROUP, INC.
      4.33%, 01/03/06                                      2,000           2,001
    o 4.34%, 01/04/06                                      2,000           2,000
    o 4.40%, 01/13/06                                      1,000           1,000

    * WHISTLEJACKET CAPITAL, L.L.C., SECTION 3C7 / 144A
      4.33%, 01/17/06                                      1,000           1,000
      4.33%, 01/20/06                                      4,000           3,999

    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
      4.32%, 01/12/06                                      1,000           1,000
      4.32%, 01/17/06                                      1,000           1,000
                                                                     -----------
                                                                          78,493

                                                 MATURITY AMOUNT
      SECURITY                                     ($ x 1,000)
      OTHER INVESTMENTS 18.4% of net assets

      REPURCHASE AGREEMENTS 18.4%
      --------------------------------------------------------------------------
      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $2,002,
      4.26%, issued 12/30/05,
      due 01/03/06                                         1,963           1,962

      MORGAN STANLEY & CO., INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $120,403,
      4.28%, issued 12/30/05,
      due 01/03/06                                       118,056         118,000


12 See financial notes.

SCHWAB CASH RESERVES

                                                 MATURITY AMOUNT
      SECURITY                                     ($ x 1,000)          VALUE
      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $31,621,
      4.35%, issued 12/27/05,
      due 01/03/06                                        10,008          10,000

      4.29%, issued 12/12/05,
      due 01/06/06                                        21,063          21,000
                                                                     -----------
                                                                         150,962

END OF INVESTMENTS.

      ISSUER                                                            COST/
      RATE, ACQUISITION DATE,                        FACE AMOUNT        VALUE
      MATURITY DATE                                  ($ x 1,000)     ($ x 1,000)
      AT DECEMBER 31, 2005, PORTFOLIO HOLDINGS
      INCLUDED ILLIQUID AND/OR RESTRICTED SECURITIES
      AS FOLLOWS:

      BLUE SPICE, L.L.C. SECTION 4(2) / 144A
      4.08%, 01/11/00, 01/12/06                            1,500           1,498
      4.45%, 01/15/00, 03/17/06                            1,000             991
                                                                     -----------
                                                                           2,489

      THE GOLDMAN SACHS GROUP, INC.
      4.34%, 10/04/05, 01/04/06                            2,000           2,000
      4.40%, 07/18/05, 01/13/06                            1,000           1,000
                                                                     -----------
                                                                           3,000


                                                         See financial notes. 13

SCHWAB CASH RESERVES

Statement of
ASSETS AND LIABILITIES
As of December 31, 2005. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                   $670,208 a
Repurchase agreements, at value                                          150,962 a
Interest receivable                                                          957
Prepaid expenses                                                     +       101
                                                                     -----------
TOTAL ASSETS                                                             822,228

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Dividends to shareholders                                                  105
  Investment adviser and administrator fees                                   13
  Transfer agent and shareholder service fees                                 31
  Trustees' fees                                                               8
Accrued expenses                                                     +       143
                                                                     -----------
TOTAL LIABILITIES                                                            300

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             822,228
TOTAL LIABILITIES                                                    -       300
                                                                     -----------
NET ASSETS                                                              $821,928

NET ASSETS BY SOURCE
Capital received from investors                                          821,928

NET ASSET VALUE (NAV)
                     SHARES
NET ASSETS     /     OUTSTANDING     =     NAV
$821,928             821,928               $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost of the fund's securities was $821,170. Includes illiquid and/or restricted securities worth $5,489 or 0.7% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $238,386 or 29.0% of the fund's total net assets.

  FEDERAL TAX DATA
  ----------------------------------------------
  COST BASIS OF PORTFOLIO               $821,170


14 See financial notes.

SCHWAB CASH RESERVES

Statement of
OPERATIONS
From January 1, 2005 through December 31, 2005. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                 $10,708

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  1,133 a
Transfer agent and shareholder service fees                                1,341 b
Trustees' fees                                                                27 c
Custodian and portfolio accounting fees                                       41
Professional fees                                                             28
Registration fees                                                             96
Shareholder reports                                                           77
Other expenses                                                        +        9
                                                                      ----------
Total expenses                                                             2,752
Expense reduction                                                     -      695 d
                                                                      ----------
NET EXPENSES                                                               2,057

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   10,708
NET EXPENSES                                                          -    2,057
                                                                      ----------
NET INVESTMENT INCOME                                                      8,651
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $8,651

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses of this fund through April 29, 2006, to 0.69% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.


                                                        See financial notes. 15

SCHWAB CASH RESERVES

Statement of
CHANGES IN NET ASSETS
For the current and prior report periods. The fund commenced operations on August 12, 2004. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                         1/1/05-12/31/05      08/12/04-12/31/04
Net investment income                             $8,651                   $521
                                         ---------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS             8,651                    521

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income               8,651                    521 a

TRANSACTIONS IN FUND SHARES b
--------------------------------------------------------------------------------
Shares sold                                    2,736,029                384,505
Shares reinvested                                  8,432                    510
Shares redeemed                          +    (2,063,020)              (244,528)
                                         ---------------------------------------
NET TRANSACTIONS IN FUND SHARES                  681,441                140,487

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                              140,487                     --
Total increase                           +       681,441                140,487 c
                                         ---------------------------------------
END OF PERIOD                                   $821,928               $140,487

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions are:

  CURRENT YEAR
  Ordinary income             $8,651
  Long-term capital gains        $--

  PRIOR YEAR
  Ordinary income               $521
  Long-term capital gains        $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


16 See financial notes.

SCHWAB CASH RESERVES

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the fund's investments are described in sections earlier in this report. However, there are certain other fund operations and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
  Schwab Money Market Fund
  Schwab Government Money Fund
  Schwab U.S. Treasury Money Fund
  Schwab Value Advantage Money Fund
  Schwab Municipal Money Fund
  Schwab California Municipal Money Fund
  Schwab New York Municipal Money Fund
  Schwab New Jersey Municipal Money Fund
  Schwab Pennsylvania Municipal Money Fund
  Schwab Florida Municipal Money Fund
  Schwab Massachusetts Municipal Money Fund
  Schwab Retirement Advantage Money Fund
  Schwab Investor Money Fund
  Schwab Advisor Cash Reserves
  SCHWAB CASH RESERVES

SCHWAB CASH RESERVES

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other Schwab Funds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through the trust to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing for the fund during the period.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

SCHWAB CASH RESERVES

INTEREST INCOME is recorded as it accrues. If the fund buys a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity using the effective interest rate method. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Cash Reserves (one of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Fund") at December 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period August 12, 2004 (commencement of operations) through December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, California
February 14, 2006

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, including the Schwab Cash Reserves, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

INTERIM APPROVAL, MAY 2005. At the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement on an interim basis through September 30, 2005. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. ("Schwab"), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the trustees considered that the vast majority of the funds' investors are also brokerage clients of Schwab, and that CSIM and its affiliates are uniquely positioned to provide services and support to the funds and such shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported interim renewal of the Agreement.

   FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported interim renewal of the Agreement.

   FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported interim renewal of the Agreement.

   PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported interim renewal of the Agreement.

   ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the interim continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

SUBSEQUENT CONTINUATION, AUGUST 2005. At the August 31, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the continuation of the Agreement through June 30, 2006. This approval extended the interim approval of the Agreement by the Board, which had taken place on May 24, 2005 and is discussed above. In connection with the approval of the Agreement, the Board considered additional information provided by CSIM in response to the Board's requests at the May 24, 2005 meeting, as well as reconsidered the information provided and factors considered at prior meetings. The Board concluded that the information provided at the meeting supported continuation of the Agreement, subject to CSIM's continuing review of expense ratios for the Schwab Cash Reserves. In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME AND
YEAR OF BIRTH              TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER         2000 (all trusts).         Chairman, JDN Corp. Advisory LLC (real estate). Until 2001: Special
1960                                                  Advisor to the President, Stanford University. From 1996-2001: Vice President
                                                      of Business Affairs, Chief Financial Officer, Stanford University.

                                                      Ms. Byerwalter is on the Boards of Stanford University, America First Cos.
                                                      (venture capital/fund management), Redwood Trust, Inc. (mortgage finance),
                                                      Stanford Hospitals and Clinics, SRI International (research), PMI Group, Inc.
                                                      (mortgage insurance), Lucile Packard Children's Hospital, Pacific Life
                                                      Insurance Company (insurance), Laudus Trust and Laudus Variable Insurance
                                                      Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex. 2

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex.

INDEPENDENT TRUSTEES continued

NAME AND
YEAR OF BIRTH             TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD         Family of Funds, 1989;         Chief Executive Officer, Dorward & Associates (corporate management,
1931                      Investments, 1991;             marketing and communications consulting). Until 1999: Executive Vice
                          Capital Trust, 1993;           President, Managing Director, Grey Advertising. Until 1996:
                          Annuity Portfolios, 1994.      President, Chief Executive Officer, Allen & Dorward Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER         2000 (all trusts).             Dean Emeritus of the Haas School of Business, University of California,
1941                                                     Berkeley. Until 2/04, Co-Chief Executive Officer, Aphton Corporation
                                                         (bio-pharmaceuticals). Prior to 8/98, Dean of the Haas School of
                                                         Business, University of California, Berkeley (higher education).

                                                         Mr. Hasler is on the Boards of Aphton Corporation (bio-pharmaceuticals),
                                                         Mission West Properties (commercial real estate), Stratex Networks
                                                         (network equipment), TOUSA (home building), Genitope Corp.
                                                         (bio-pharmaceuticals), Laudus Trust and Laudus Variable Insurance Trust,
                                                         both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex. 3 Non-Executive Chairman, Solectron
                                                         Corporation (manufacturing).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES          Family of Funds, 1989;         Chairman, Chief Executive Officer, Director, Semloh Financial, Inc.
1931                      Investments, 1991;             (international financial services and investment advisory firm).
                          Capital Trust, 1993;
                          Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH           2000 (all trusts).             Since 1990, Chairman and Chief Executive Officer and founder of
1950                                                     Smith Graham & Co. (investment advisors).

                                                         Mr. Smith is on the Board of Cooper Industries (electrical products, tools and hardware); Chairman, Texas Southern University Foundation; Executive
                                                         Committee and Board Member, MD Anderson Cancer Center; Chairman of the
                                                         audit committee of Northern Border Partners, M.L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS        Family of Funds, 1989;         Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
1938                      Investments, 1991;             Chairman, Chief Executive Officer, North American Trust (real estate
                          Capital Trust, 1993;           investment trust).
                          Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY         Family of Funds, 1989;         Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate
1943                      Investments, 1991;             investment and management, and other investments).
                          Capital Trust, 1993;
                          Annuity Portfolios, 1994.

3 This includes 10 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust, both of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex.

INTERESTED TRUSTEES

NAME AND                      TRUST POSITION(S);
YEAR OF BIRTH                 TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 4           Chairman, Trustee:          Chairman, Chief Executive Officer and Director, The Charles Schwab
1937                          Family of Funds, 1989;      Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles
                              Investments, 1991;          Schwab Investment Management, Inc., Charles Schwab Bank, N.A.;
                              Capital Trust, 1993;        Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I,
                              Annuity Portfolios, 1994.   Schwab International Holdings, Inc.; Chief Executive Officer and Director,
                                                          Schwab Holdings, Inc.; Director, U.S. Trust Company, N.A., U.S. Trust
                                                          Corporation, United States Trust Company of New York. Until 5/03,
                                                          Co-Chief Executive Officer, The Charles Schwab Corporation.

                                                          Trustee, Charles and Helen Schwab Foundation; Chairman, All Kinds of Minds
                                                          Institute (education), Trustee, Stanford University; Chairman and
                                                          Director, Charles Schwab Foundation; Chairman of the Finance Committee,
                                                          San Francisco Museum of Modern Art.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. Merk 4             Trustee, 2005               Executive Vice President and President, Asset Management Products &
1954                          (all trusts).               Services, Charles Schwab & Co., Inc.; Director, Charles Schwab Asset
                                                          Management (Ireland) Limited. From 9/02 to 7/04, President and Chief
                                                          Executive Officer, Charles Schwab Investment Management, Inc. and
                                                          Executive Vice President, Charles Schwab & Co., Inc. Prior to 9/02,
                                                          President and Chief Investment Officer, American Century Investment
                                                          Management; Director, American Century Companies, Inc. Until 6/01,
                                                          Chief Investment Officer, Fixed Income, American Century Companies, Inc.

OFFICERS OF THE TRUST

NAME AND
YEAR OF BIRTH                 TRUST OFFICE(S) HELD        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER               President, Chief            Executive Vice President, President, Director, Charles Schwab
1955                          Executive Officer           Investment Management, Inc. Vice President, Laudus Trust and Laudus
                              (all trusts).               Variable Insurance Trust. Until 7/04: Senior Vice President,
                                                          Asset Management Products & Services Enterprise. Until 6/03:
                                                          Executive Vice President, Chief Financial Officer, Chief Administrative
                                                          Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD               Senior Vice President,      Senior Vice President, Chief Investment Officer, Director, Charles
1955                          Chief Investment            Schwab Investment Management, Inc.; Chief Investment Officer, The
                              Officer (all trusts).       Charles Schwab Trust Co.

4 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of the Charles Schwab Corporation.

OFFICERS OF THE TRUST continued

NAME AND
YEAR OF BIRTH         TRUST OFFICE(S) HELD         MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS        Senior Vice President,       Senior Vice President and Chief Investment Officer, Fixed Income,
1959                  Chief Investment             Charles Schwab Investment Management, Inc. Until 6/04: Vice
                      Officer (all trusts).        President and Senior Portfolio Manager, Charles Schwab Investment
                                                   Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER      Senior Vice President,       Senior Vice President, Chief Investment Officer, Equities, Charles Schwab
1963                  Chief Investment             Investment Management, Inc.; Vice President, Chief Investment
                      Officer (all trusts).        Officer, Laudus Trust and Laudus Variable Insurance Trust. Until 5/04:
                                                   Vice President and Senior Portfolio Manager, Charles Schwab Investment
                                                   Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE      Chief Compliance             Senior Vice President, Institutional Compliance and Chief Compliance
1960                  Officer (all trusts).        Officer, Charles Schwab Investment Management, Inc.; Chief Compliance
                                                   Officer, Laudus Trust and Laudus Variable Insurance Trust. Until 9/03:
                                                   Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment
                                                   Management, Inc. Until 2002: Vice President, Internal Audit, Charles
                                                   Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON        Secretary (all trusts).      Senior Vice President, Chief Counsel and Corporate Secretary, Charles
1961                                               Schwab Investment Management, Inc.; Senior Vice President and Deputy
                                                   General Counsel, Charles Schwab & Co., Inc. Prior to 6/98, Branch Chief in
                                                   Enforcement at U.S. Securities and Exchange Commission in San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA        Treasurer, Principal         Senior Vice President and Chief Financial Officer, Charles Schwab
1964                  Financial Officer            Investment Management, Inc.; Director, Charles Schwab Asset Management
                      (all trusts).                (Ireland) Limited. From 12/99 to 11/04, Senior Vice President, Financial
                                                   Reporting, Charles Schwab & Co., Inc.

GLOSSARY

AGENCY DISCOUNT NOTES Notes issued by federal agencies--known as Government Sponsored Enterprises, or GSEs--at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITIES Bonds or other debt securities that represent ownership in a pool of assets such as credit card debt.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations, state and local governments and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT-ENHANCED SECURITIES Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security's value, are designed to help lower the risk of default on a security and may also make the security more liquid.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor's, Fitch, Inc. and Moody's Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES  Adjustable convertible extendable security
BAN   Bond anticipation note
COP   Certificate of participation
GAN   Grant anticipation note
GO    General obligation
HDA   Housing Development Authority
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDRB  Industrial Development Revenue Bond
M/F   Multi-family
RAN   Revenue anticipation note
RB    Revenue bond
S/F   Single-family
TAN   Tax anticipation note
TECP  Tax-exempt commercial paper
TRAN  Tax and revenue anticipation note
VRD   Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

ILLIQUID SECURITIES Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

LIQUIDITY-ENHANCED SECURITY A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

MATURITY The date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNI, MUNICIPAL BONDS, MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

RESTRICTED SECURITIES Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

SECTION 3C7 SECURITIES Section 3c7 of the Investment Company Act of 1940 (the "1940 Act") exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by "qualified purchasers" and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

SECTION 4(2)/144A SECURITIES Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

TIER 1, TIER 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate
  Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR31381-01

ITEM 2: CODE OF ETHICS.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c) During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d) During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1) Registrant has filed this code of ethics as an exhibit pursuant to Item 11(a)(1) of Form N-CSR.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

        Registrant's Board of Trustees has determined that William Hasler, Mariann Byerwalter and Donald Stephens, currently serving on its audit committee, are "audit committee financial experts," as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant's audit committee is "independent" under the standards set forth in Item 3 of Form N-CSR.

        The designation of each of Messrs. Hasler and Stephens and Ms. Byerwalter as an "audit committee financial expert" pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant's audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant's audit committee or Board of Trustees.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

        Audit Fees

        2005: $337,042          2004: 312,711

(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant's financial statements and are not reported under paragraph (a) above.

        Audit-Related Fees

        For services rendered to Registrant:

        2005: $30,207 2004: $26,189

        Nature of these services: tax provision review.

        In each of the last two fiscal years there were no "Audit-Related Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

        Tax Fees

        For services rendered to Registrant:

        2005: $44,176 2004: $39,246

        Nature of these services: preparation and review of tax returns.

        In each of the last two fiscal years there were no "Tax Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

        All Other Fees

        For services rendered to Registrant:

        2005: $6,579        2004: $7,143

        Nature of these services: review of the methodology of allocation of
                                  Charles Schwab & Co., Inc. ("Schwab") expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

        In each of the last two fiscal years there were no "All Other Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(E)(1) Registrant's audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant's audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(F) Not applicable.

(G) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant's principal accountant for services rendered to Registrant, to Registrant's investment adviser, and to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant.

      2005: $213,703                2004: $216,250

Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant's principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant's investment adviser that DOES NOT provide services to Registrant.

      2005: $4,029,138              2004: $4,233,837

(H) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11: CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 12: EXHIBITS.

(a)(1) Registrant's code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

   (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

      (3) Not applicable.

 (b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Charles Schwab Family of Funds

By: /s/  Evelyn Dilsaver
   -----------------------------------------
         Evelyn Dilsaver
         Chief Executive Officer

Date: February 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/  Evelyn Dilsaver
   -----------------------------------------
         Evelyn Dilsaver
         Chief Executive Officer

Date:    February 15, 2006

By: /s/ George Pereira
   -----------------------------------------
         George Pereira
         Principal Financial Officer

Date:    February 15, 2006